UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Duration Treasury Index Fund ETF Shares - EDV

Vanguard Extended Duration Treasury Index Fund Institutional Shares - VEDTX

Vanguard ESG U.S. Stock ETF ETF Shares - ESGV

Vanguard ESG International Stock ETF ETF Shares - VSGX

Vanguard Global Wellington™ Fund Investor Shares - VGWLX

Vanguard Global Wellington™ Fund Admiral™ Shares - VGWAX

Vanguard Global Wellesley® Income Fund Investor Shares - VGWIX

Vanguard Global Wellesley® Income Fund Admiral™ Shares - VGYAX

Vanguard ESG U.S. Corporate Bond ETF ETF Shares - VCEB

Vanguard Emerging Markets Ex-China ETF ETF Shares - VEXC

Vanguard Extended Duration Treasury Index Fund
ETF Shares (EDV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$4,723
Number of Portfolio Holdings	82
Portfolio Turnover Rate	9%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
15 - 20 Years	0.5%
20 - 25 Years	54.4%
25 - 30 Years	45.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR930

Vanguard Extended Duration Treasury Index Fund
Institutional Shares (VEDTX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$4,723
Number of Portfolio Holdings	82
Portfolio Turnover Rate	9%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2026)
15 - 20 Years	0.5%
20 - 25 Years	54.4%
25 - 30 Years	45.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1275

Vanguard ESG U.S. Stock ETF
ETF Shares (ESGV) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$11,684
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Basic Materials	1.7%
Consumer Discretionary	15.6%
Consumer Staples	3.9%
Energy	0.1%
Financials	10.1%
Health Care	10.7%
Industrials	8.4%
Real Estate	2.8%
Technology	43.2%
Telecommunications	2.5%
Utilities	0.5%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4393

Vanguard ESG International Stock ETF
ETF Shares (VSGX) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$6,354
Number of Portfolio Holdings	6,610
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	1.4%
Asia	49.7%
Europe	35.7%
North America	7.1%
Oceania	4.5%
South America	1.2%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4394

Vanguard Global Wellington™ Fund
Investor Shares (VGWLX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.41%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$3,080
Number of Portfolio Holdings	652
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	0.2%
Asia	16.1%
Europe	24.8%
North America	54.2%
Oceania	0.8%
South America	0.0%
Other Assets and Liabilities—Net	3.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1567

Vanguard Global Wellington™ Fund
Admiral™ Shares (VGWAX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.28%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$3,080
Number of Portfolio Holdings	652
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	0.2%
Asia	16.1%
Europe	24.8%
North America	54.2%
Oceania	0.8%
South America	0.0%
Other Assets and Liabilities—Net	3.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1767

Vanguard Global Wellesley® Income Fund
Investor Shares (VGWIX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.41%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$755
Number of Portfolio Holdings	592
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	1.1%
Asia	7.5%
Europe	30.4%
North America	54.9%
Oceania	1.6%
South America	0.1%
Other Assets and Liabilities—Net	4.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1496

Vanguard Global Wellesley® Income Fund
Admiral™ Shares (VGYAX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.28%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$755
Number of Portfolio Holdings	592
Portfolio Turnover Rate	51%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	1.1%
Asia	7.5%
Europe	30.4%
North America	54.9%
Oceania	1.6%
South America	0.1%
Other Assets and Liabilities—Net	4.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1896

Vanguard ESG U.S. Corporate Bond ETF
ETF Shares (VCEB) Cboe BZX Exchange, Inc.
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,072
Number of Portfolio Holdings	2,751
Portfolio Turnover Rate	15%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communications	12.6%
Consumer Discretionary	7.2%
Consumer Staples	3.5%
Financials	42.5%
Health Care	15.3%
Industrials	1.9%
Materials	1.1%
Real Estate	1.8%
Technology	12.1%
Utilities	0.2%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4158

Vanguard Emerging Markets Ex-China ETF
ETF Shares (VEXC) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Ex-China ETF (the "Fund") for the period of September 30, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3[1]	0.07%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$195
Number of Portfolio Holdings	1,037
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Africa	6.8%
Asia	78.7%
Europe	2.2%
North America	3.5%
South America	8.2%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV051

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Extended Duration Treasury Index Fund

Contents
Financial Statements	1

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/2046	58,542	22,276
United States Treasury Strip Coupon	0.000%	5/15/2046	214,119	80,545
United States Treasury Strip Coupon	0.000%	8/15/2046	220,492	81,823
United States Treasury Strip Coupon	0.000%	11/15/2046	196,955	72,304
United States Treasury Strip Coupon	0.000%	2/15/2047	200,240	72,430
United States Treasury Strip Coupon	0.000%	5/15/2047	189,067	67,621
United States Treasury Strip Coupon	0.000%	8/15/2047	180,606	63,762
United States Treasury Strip Coupon	0.000%	11/15/2047	184,924	64,543
United States Treasury Strip Coupon	0.000%	2/15/2048	183,498	63,314
United States Treasury Strip Coupon	0.000%	5/15/2048	183,130	62,379
United States Treasury Strip Coupon	0.000%	8/15/2048	198,716	66,795
United States Treasury Strip Coupon	0.000%	11/15/2048	197,285	65,497
United States Treasury Strip Coupon	0.000%	2/15/2049	200,451	65,679
United States Treasury Strip Coupon	0.000%	5/15/2049	198,861	64,436
United States Treasury Strip Coupon	0.000%	8/15/2049	207,231	66,273
United States Treasury Strip Coupon	0.000%	11/15/2049	199,399	62,990
United States Treasury Strip Coupon	0.000%	2/15/2050	191,139	59,641
United States Treasury Strip Coupon	0.000%	5/15/2050	204,324	62,822
United States Treasury Strip Coupon	0.000%	8/15/2050	190,401	57,886
United States Treasury Strip Coupon	0.000%	11/15/2050	204,820	61,518
United States Treasury Strip Coupon	0.000%	2/15/2051	202,050	59,944
United States Treasury Strip Coupon	0.000%	5/15/2051	210,180	61,650
United States Treasury Strip Coupon	0.000%	8/15/2051	194,338	56,381
United States Treasury Strip Coupon	0.000%	11/15/2051	193,879	55,574
United States Treasury Strip Coupon	0.000%	2/15/2052	210,098	59,714
United States Treasury Strip Coupon	0.000%	5/15/2052	205,217	57,485
United States Treasury Strip Coupon	0.000%	8/15/2052	210,069	58,204
United States Treasury Strip Coupon	0.000%	11/15/2052	208,842	56,909
United States Treasury Strip Coupon	0.000%	2/15/2053	200,922	54,351
United States Treasury Strip Coupon	0.000%	5/15/2053	208,436	55,765
United States Treasury Strip Coupon	0.000%	8/15/2053	207,633	54,869
United States Treasury Strip Coupon	0.000%	11/15/2053	202,845	53,152
United States Treasury Strip Coupon	0.000%	2/15/2054	229,109	59,139
United States Treasury Strip Coupon	0.000%	5/15/2054	226,767	58,224
United States Treasury Strip Coupon	0.000%	8/15/2054	206,917	53,039
United States Treasury Strip Coupon	0.000%	11/15/2054	209,418	53,222
United States Treasury Strip Coupon	0.000%	2/15/2055	181,497	45,615
United States Treasury Strip Coupon	0.000%	5/15/2055	112,537	28,191
United States Treasury Strip Coupon	0.000%	8/15/2055	52,812	13,108
United States Treasury Strip Coupon	0.000%	11/15/2055	18,005	4,434
United States Treasury Strip Coupon	0.000%	2/15/2056	12,497	3,051
United States Treasury Strip Principal	0.000%	5/15/2046	208,566	80,387
United States Treasury Strip Principal	0.000%	8/15/2046	192,194	73,131
United States Treasury Strip Principal	0.000%	11/15/2046	198,282	74,511
United States Treasury Strip Principal	0.000%	2/15/2047	179,429	66,501
United States Treasury Strip Principal	0.000%	5/15/2047	202,082	73,902
United States Treasury Strip Principal	0.000%	8/15/2047	176,859	63,773
United States Treasury Strip Principal	0.000%	11/15/2047	179,239	63,868
United States Treasury Strip Principal	0.000%	2/15/2048	196,490	69,063
United States Treasury Strip Principal	0.000%	5/15/2048	144,289	50,073
United States Treasury Strip Principal	0.000%	8/15/2048	183,555	62,889
United States Treasury Strip Principal	0.000%	11/15/2048	173,825	58,822
United States Treasury Strip Principal	0.000%	2/15/2049	174,636	58,326
United States Treasury Strip Principal	0.000%	5/15/2049	167,571	55,292
United States Treasury Strip Principal	0.000%	8/15/2049	178,380	58,141
United States Treasury Strip Principal	0.000%	11/15/2049	166,433	53,571
United States Treasury Strip Principal	0.000%	2/15/2050	184,807	58,777
United States Treasury Strip Principal	0.000%	5/15/2050	186,175	58,907
United States Treasury Strip Principal	0.000%	8/15/2050	181,194	56,290
United States Treasury Strip Principal	0.000%	11/15/2050	180,396	55,274
1

Extended Duration Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Strip Principal	0.000%	2/15/2051	182,722	55,302
	United States Treasury Strip Principal	0.000%	5/15/2051	178,400	53,360
	United States Treasury Strip Principal	0.000%	8/15/2051	189,162	55,899
	United States Treasury Strip Principal	0.000%	11/15/2051	188,962	55,227
	United States Treasury Strip Principal	0.000%	2/15/2052	189,900	54,841
	United States Treasury Strip Principal	0.000%	5/15/2052	191,995	54,794
	United States Treasury Strip Principal	0.000%	8/15/2052	196,536	55,491
	United States Treasury Strip Principal	0.000%	11/15/2052	207,864	58,113
	United States Treasury Strip Principal	0.000%	2/15/2053	196,429	54,233
	United States Treasury Strip Principal	0.000%	5/15/2053	201,173	54,937
	United States Treasury Strip Principal	0.000%	8/15/2053	184,412	49,957
	United States Treasury Strip Principal	0.000%	11/15/2053	195,237	52,462
	United States Treasury Strip Principal	0.000%	2/15/2054	230,154	60,991
	United States Treasury Strip Principal	0.000%	5/15/2054	248,025	65,368
	United States Treasury Strip Principal	0.000%	8/15/2054	238,954	62,007
	United States Treasury Strip Principal	0.000%	11/15/2054	266,162	68,537
	United States Treasury Strip Principal	0.000%	2/15/2055	256,961	65,485
	United States Treasury Strip Principal	0.000%	5/15/2055	260,815	65,795
	United States Treasury Strip Principal	0.000%	8/15/2055	287,836	71,936
	United States Treasury Strip Principal	0.000%	11/15/2055	272,843	67,486
	United States Treasury Strip Principal	0.000%	2/15/2056	253,065	61,912
Total U.S. Government and Agency Obligations (Cost $5,458,306)					4,722,186
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $560)	3.693%		5,602	560
Total Investments (100.0%) (Cost $5,458,866)					4,722,746
Other Assets and Liabilities—Net (0.0%)					382
Net Assets (100%)					4,723,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,458,306)	4,722,186
Affiliated Issuers (Cost $560)	560
Total Investments in Securities	4,722,746
Investment in Vanguard	104
Receivables for Investment Securities Sold	136,902
Receivables for Accrued Income	1
Total Assets	4,859,753
Liabilities
Payables for Investment Securities Purchased	136,530
Payables for Capital Shares Redeemed	12
Payables to Vanguard	83
Total Liabilities	136,625
Net Assets	4,723,128
At February 28, 2026, net assets consisted of:

Paid-in Capital	6,588,641
Total Distributable Earnings (Loss)	(1,865,513)
Net Assets	4,723,128

ETF Shares—Net Assets
Applicable to 58,650,010 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,037,629
Net Asset Value Per Share—ETF Shares	$68.84

Institutional Shares—Net Assets
Applicable to 32,959,324 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	685,499
Net Asset Value Per Share—Institutional Shares	$20.80
See accompanying Notes, which are an integral part of the Financial Statements.
3

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest[1]	112,527
Total Income	112,527
Expenses
The Vanguard Group—Note C
Investment Advisory Services	76
Management and Administrative—ETF Shares	766
Management and Administrative—Institutional Shares	142
Marketing and Distribution—ETF Shares	95
Marketing and Distribution—Institutional Shares	12
Custodian Fees	12
Shareholders’ Reports—ETF Shares	40
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,153
Net Investment Income	111,374
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(103,618)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	416,394
Net Increase (Decrease) in Net Assets Resulting from Operations	424,150
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $11,631 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,374	209,523
Realized Net Gain (Loss)	(103,618)	(386,289)
Change in Unrealized Appreciation (Depreciation)	416,394	(447,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	424,150	(624,348)
Distributions
ETF Shares	(94,678)	(171,938)
Institutional Shares	(16,102)	(33,855)
Institutional Plus Shares	—	(1,473)
Total Distributions	(110,780)	(207,266)
Capital Share Transactions
ETF Shares	89,767	414,121
Institutional Shares	(24,134)	(84,479)
Institutional Plus Shares	—	(148,191)
Net Increase (Decrease) from Capital Share Transactions	65,633	181,451
Total Increase (Decrease)	379,003	(650,163)
Net Assets
Beginning of Period	4,344,125	4,994,288
End of Period	4,723,128	4,344,125
See accompanying Notes, which are an integral part of the Financial Statements.
5

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$64.18	$77.32	$78.52	$96.31	$140.69	$163.11
Investment Operations
Net Investment Income[1]	1.605	3.235	3.203	3.033	2.769	2.795
Net Realized and Unrealized Gain (Loss) on Investments[2]	4.664	(13.166)	(1.385)	(18.048)	(44.418)	(17.061)
Total from Investment Operations	6.269	(9.931)	1.818	(15.015)	(41.649)	(14.266)
Distributions
Dividends from Net Investment Income	(1.609)	(3.209)	(3.018)	(2.775)	(2.731)	(2.820)
Distributions from Realized Capital Gains	—	—	—	—	—	(5.334)
Total Distributions	(1.609)	(3.209)	(3.018)	(2.775)	(2.731)	(8.154)
Net Asset Value, End of Period	$68.84	$64.18	$77.32	$78.52	$96.31	$140.69
Total Return	9.87%	-13.16%	2.64%	-15.83%	-30.00%	-8.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,038	$3,682	$3,961	$2,356	$1,312	$1,277
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[3]	0.06%[3]	0.06%
Ratio of Net Investment Income to Average Net Assets	4.83%	4.68%	4.34%	3.56%	2.33%	1.93%
Portfolio Turnover Rate[4]	9%	15%	22%	24%	15%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.03, $.03, $.03, and $.07.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.39	$23.36	$23.72	$29.09	$42.50	$49.27
Investment Operations
Net Investment Income[1]	.485	.977	.967	.911	.835	.842
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.411	(3.978)	(.415)	(5.444)	(13.425)	(5.143)
Total from Investment Operations	1.896	(3.001)	.552	(4.533)	(12.590)	(4.301)
Distributions
Dividends from Net Investment Income	(.486)	(.969)	(.912)	(.837)	(.820)	(.857)
Distributions from Realized Capital Gains	—	—	—	—	—	(1.612)
Total Distributions	(.486)	(.969)	(.912)	(.837)	(.820)	(2.469)
Net Asset Value, End of Period	$20.80	$19.39	$23.36	$23.72	$29.09	$42.50
Total Return[3]	9.89%	-13.13%	2.56%	-15.83%	-30.01%	-8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$685	$662	$886	$585	$623	$789
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[4]	0.06%[4]	0.06%
Ratio of Net Investment Income to Average Net Assets	4.82%	4.67%	4.35%	3.52%	2.29%	1.96%
Portfolio Turnover Rate[5]	9%	15%	22%	24%	15%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $.00, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Plus Shares through February 28, 2026.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $104,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
8

Extended Duration Treasury Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,722,186	—	4,722,186
Temporary Cash Investments	560	—	—	560
Total	560	4,722,186	—	4,722,746
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,466,031
Gross Unrealized Appreciation	40,789
Gross Unrealized Depreciation	(784,074)
Net Unrealized Appreciation (Depreciation)	(743,285)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,054,696,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $399,323,000 of investment securities and sold $485,233,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $473,623,000 and $434,284,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	525,144	7,775	2,357,857	34,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(435,377)	(6,500)	(1,943,736)	(28,050)
Net Increase (Decrease)—ETF Shares	89,767	1,275	414,121	6,150
Institutional Shares
Issued[1]	46,810	2,306	61,884	2,959
Issued in Lieu of Cash Distributions	16,093	805	33,121	1,565
Redeemed	(87,037)	(4,292)	(179,484)	(8,311)
Net Increase (Decrease)—Institutional Shares	(24,134)	(1,181)	(84,479)	(3,787)
Institutional Plus Shares[2]
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	—	—	1,473	25
Redeemed	—	—	(149,664)	(2,538)
Net Increase (Decrease)—Institutional Plus Shares	—	—	(148,191)	(2,513)
1	Includes purchase fees for fiscal 2026 and 2025 of $243 and $360, respectively (fund totals).
2	All outstanding shares were redeemed on October 3, 2024.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
9

Extended Duration Treasury Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12752 042026
10

Financial Statements
For the six-months ended February 28, 2026
Vanguard ESG U.S. Stock ETF

Contents
Financial Statements	1

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.7%)
	Linde plc	104,176	52,930
	Newmont Corp.	243,876	31,704
	Freeport-McMoRan Inc.	317,791	21,635
	Air Products and Chemicals Inc.	49,583	13,668
	Fastenal Co.	253,991	11,694
	Nucor Corp.	51,017	9,024
	Steel Dynamics Inc.	30,405	5,872
	International Paper Co.	118,091	5,143
	Royal Gold Inc.	15,871	4,758
	International Flavors & Fragrances Inc.	54,534	4,484
	Southern Copper Corp.	18,592	4,059
*	Coeur Mining Inc.	140,989	3,828
	CF Industries Holdings Inc.	35,994	3,583
	Hecla Mining Co.	139,737	3,481
	Avery Dennison Corp.	16,948	3,328
	Mosaic Co.	71,349	1,986
	Element Solutions Inc.	51,052	1,791
*	MP Materials Corp.	28,989	1,706
*	Cleveland-Cliffs Inc.	125,821	1,341
	Balchem Corp.	7,161	1,299
	UFP Industries Inc.	12,548	1,291
	Cabot Corp.	12,516	953
	Sensient Technologies Corp.	9,157	930
	Avient Corp.	22,221	913
	Westlake Corp.	8,380	883
*	Constellium SE	29,559	736
	Ashland Inc.	11,088	691
	Aura Minerals Inc.	7,965	673
*	Century Aluminum Co.	11,526	594
	Huntsman Corp.	44,486	563
	Scotts Miracle-Gro Co.	7,368	517
	Minerals Technologies Inc.	7,305	516
	Quaker Chemical Corp.	3,343	491
	Kaiser Aluminum Corp.	3,440	448
	Sylvamo Corp.	6,797	315
	Worthington Steel Inc.	7,124	296
	FMC Corp.	13,207	195
			198,319
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	2,130,549	447,415
*	Tesla Inc.	626,745	252,271
	Costco Wholesale Corp.	98,593	99,657
*	Netflix Inc.	940,650	90,528
	Home Depot Inc.	221,279	84,245
	McDonald's Corp.	158,805	54,162
	Walt Disney Co.	400,983	42,520
	TJX Cos. Inc.	247,669	40,038
*	Uber Technologies Inc.	446,746	33,694
	Lowe's Cos. Inc.	124,561	32,955
	Booking Holdings Inc.	7,222	30,617
	Starbucks Corp.	253,110	24,810
*	MercadoLibre Inc.	10,471	18,404
*	Spotify Technology SA	34,080	17,549
*	O'Reilly Automotive Inc.	186,691	17,527
	Royal Caribbean Cruises Ltd.	56,320	17,513
	Marriott International Inc. Class A	49,800	17,018
	NIKE Inc. Class B	254,878	15,848
	Hilton Worldwide Holdings Inc.	50,620	15,782
*	Warner Bros Discovery Inc.	516,902	14,561
1

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Ross Stores Inc.	70,591	14,516
*	AutoZone Inc.	3,705	13,914
*	Airbnb Inc. Class A	94,699	12,795
	Ford Motor Co.	863,065	12,161
	Target Corp.	99,084	11,275
	Electronic Arts Inc.	55,633	11,158
*	Chipotle Mexican Grill Inc.	291,072	10,834
	Yum! Brands Inc.	62,058	10,436
*	Carvana Co.	30,038	10,037
	DR Horton Inc.	58,820	9,434
*	ROBLOX Corp. Class A	137,155	9,417
	eBay Inc.	100,425	9,125
	Garmin Ltd.	36,044	9,113
*	Take-Two Interactive Software Inc.	40,590	8,584
	Carnival Corp.	240,842	7,599
	Dollar General Corp.	48,520	7,581
*	Copart Inc.	193,682	7,377
	Tapestry Inc.	46,016	7,154
*	Ulta Beauty Inc.	10,022	6,863
	Omnicom Group Inc.	71,949	6,137
	PulteGroup Inc.	43,533	5,973
	Estee Lauder Cos. Inc. Class A	52,779	5,778
*	Live Nation Entertainment Inc.	35,487	5,754
	Expedia Group Inc.	26,067	5,622
*	Coupang Inc.	288,874	5,512
	Williams-Sonoma Inc.	26,449	5,439
	Lennar Corp. Class A	47,555	5,438
*	Dollar Tree Inc.	42,854	5,420
*	NVR Inc.	601	4,518
*	Burlington Stores Inc.	14,005	4,298
*	Lululemon Athletica Inc.	22,860	4,233
	Somnigroup International Inc.	44,843	4,014
*	Deckers Outdoor Corp.	32,673	3,832
*	Liberty Media Corp.-Liberty Formula One Class C	41,384	3,790
	Rollins Inc.	62,187	3,787
	Genuine Parts Co.	31,102	3,709
*	Aptiv plc	46,877	3,447
	TKO Group Holdings Inc. Class A	15,384	3,444
	Toll Brothers Inc.	21,652	3,405
	Fox Corp. Class A	59,404	3,347
	Ralph Lauren Corp.	8,467	3,070
*	Viking Holdings Ltd.	38,553	3,008
	Hasbro Inc.	29,942	2,982
*	BJ's Wholesale Club Holdings Inc.	29,575	2,922
	Dick's Sporting Goods Inc.	14,299	2,912
	Domino's Pizza Inc.	7,108	2,861
	New York Times Co. Class A	35,651	2,845
	Best Buy Co. Inc.	44,020	2,728
	BorgWarner Inc.	47,130	2,713
*	Rivian Automotive Inc. Class A	172,966	2,652
*	Five Below Inc.	11,818	2,642
	News Corp. Class A	106,287	2,582
	Service Corp. International	30,426	2,561
*	Norwegian Cruise Line Holdings Ltd.	101,431	2,514
*	Grab Holdings Ltd. Class A	585,015	2,469
	Aramark	57,795	2,419
*	On Holding AG Class A	50,061	2,327
*	Trade Desk Inc. Class A	96,048	2,288
*	SharkNinja Inc.	18,474	2,270
*	GameStop Corp. Class A	89,459	2,150
	Autoliv Inc.	17,111	2,028
*	United Airlines Holdings Inc.	18,648	1,982
	LKQ Corp.	59,024	1,954
*	Cava Group Inc.	21,780	1,796
	Pool Corp.	7,789	1,769
*	Floor & Decor Holdings Inc. Class A	24,245	1,675
*	Wayfair Inc. Class A	21,357	1,630
	Nexstar Media Group Inc. Class A	6,447	1,618
	Wingstop Inc.	6,224	1,615
*	Planet Fitness Inc. Class A	18,986	1,560
2

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Lithia Motors Inc. Class A	5,405	1,511
	Hyatt Hotels Corp. Class A	9,322	1,505
*	Ollie's Bargain Outlet Holdings Inc.	13,890	1,488
	Gap Inc.	51,428	1,442
	Wyndham Hotels & Resorts Inc.	17,613	1,441
*	Taylor Morrison Home Corp. Class A	21,819	1,438
	Lear Corp.	10,838	1,422
*	Dutch Bros Inc. Class A	26,426	1,417
*	SiteOne Landscape Supply Inc.	9,560	1,366
	Southwest Airlines Co.	27,622	1,361
*	CarMax Inc.	31,391	1,355
	VF Corp.	68,815	1,336
*	Chewy Inc. Class A	47,655	1,307
*	Boot Barn Holdings Inc.	6,860	1,298
	Meritage Homes Corp.	16,848	1,271
*	Amer Sports Inc.	33,163	1,260
*	Madison Square Garden Sports Corp.	3,632	1,205
	Macy's Inc.	60,617	1,199
*	Champion Homes Inc.	12,601	1,178
*	AutoNation Inc.	5,927	1,157
*	Lyft Inc. Class A	83,322	1,153
*	Etsy Inc.	20,704	1,136
*	Valvoline Inc.	29,898	1,130
*	Frontdoor Inc.	16,397	1,124
*	elf Beauty Inc.	12,053	1,109
	Thor Industries Inc.	11,381	1,094
	Gentex Corp.	46,607	1,091
*	Versant Media Group Inc.	31,489	1,049
*	Crocs Inc.	11,551	1,048
	U-Haul Holding Co.	22,172	1,046
	Sirius XM Holdings Inc.	46,316	1,017
*	Abercrombie & Fitch Co. Class A	10,352	1,012
	Bath & Body Works Inc.	44,270	1,008
*	Cavco Industries Inc.	1,736	1,002
*	Grand Canyon Education Inc.	6,295	1,001
	Travel + Leisure Co.	13,579	1,001
	KB Home	15,618	993
*	Bright Horizons Family Solutions Inc.	13,139	979
*	Victoria's Secret & Co.	15,315	960
	Rush Enterprises Inc. Class A	13,507	959
*	Liberty Media Corp.-Liberty Formula One Class A	11,313	954
	Vail Resorts Inc.	6,997	950
*	Asbury Automotive Group Inc.	4,437	949
*	Tri Pointe Homes Inc.	20,328	941
	Fox Corp. Class B	18,131	938
	H&R Block Inc.	29,952	917
[1]	Whirlpool Corp.	13,389	916
*	Life Time Group Holdings Inc.	33,854	914
	Group 1 Automotive Inc.	2,788	908
*	MakeMyTrip Ltd.	16,054	907
*	Urban Outfitters Inc.	13,664	905
*	Laureate Education Inc.	27,653	894
	Dana Inc.	26,076	893
	PriceSmart Inc.	5,664	876
	American Eagle Outfitters Inc.	35,416	870
	Signet Jewelers Ltd.	8,957	862
	Kontoor Brands Inc.	12,867	839
*	YETI Holdings Inc.	18,999	830
*	Duolingo Inc. Class A	8,210	829
*	M/I Homes Inc.	5,691	809
	PVH Corp.	11,417	783
*	Covista Inc.	7,959	780
*	Liberty Live Holdings Inc. Class A	7,710	748
*	Dorman Products Inc.	6,233	735
	TEGNA Inc.	35,072	735
*	Sphere Entertainment Co.	6,179	735
*	Stride Inc.	8,672	732
*	Liberty Live Holdings Inc. Class C	7,293	727
	LCI Industries	5,328	710
[1]	Choice Hotels International Inc.	6,661	702
3

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Cinemark Holdings Inc.	24,528	693
*	QuantumScape Corp. Class A	98,681	683
*	OPENLANE Inc.	23,228	662
	Penske Automotive Group Inc.	4,201	662
	HNI Corp.	14,615	657
	Advance Auto Parts Inc.	12,028	639
	Acushnet Holdings Corp.	6,237	638
*	Hilton Grand Vacations Inc.	14,099	634
	Visteon Corp.	6,594	631
	Phinia Inc.	8,569	622
*	RH	3,591	595
	Steven Madden Ltd.	16,265	587
*	Madison Square Garden Entertainment Corp. Class A	8,680	548
*	Birkenstock Holding plc	13,078	545
*	Goodyear Tire & Rubber Co.	65,429	540
*	American Airlines Group Inc.	40,651	531
*	Green Brick Partners Inc.	6,871	506
	Strategic Education Inc.	5,962	491
	Harley-Davidson Inc.	27,182	489
*	Capri Holdings Ltd.	23,425	480
	Columbia Sportswear Co.	7,541	467
	Interparfums Inc.	4,609	464
*	Under Armour Inc. Class C	63,474	459
	Century Communities Inc.	6,780	456
*	IMAX Corp.	10,215	437
*	Callaway Golf Co.	30,602	430
*	Adient plc	16,852	410
*,1	Avis Budget Group Inc.	3,914	381
*	Alaska Air Group Inc.	7,175	370
	Buckle Inc.	6,720	360
*	Central Garden & Pet Co. Class A	10,318	356
*	Sonos Inc.	22,615	348
	La-Z-Boy Inc.	9,583	342
	Newell Brands Inc.	73,045	332
	John Wiley & Sons Inc. Class A	10,409	323
	Marriott Vacations Worldwide Corp.	4,877	317
	News Corp. Class B	11,128	298
*	Six Flags Entertainment Corp.	17,498	298
	PROG Holdings Inc.	7,849	276
*	Peloton Interactive Inc. Class A	64,042	257
*	United Parks & Resorts Inc.	6,743	235
	MillerKnoll Inc.	10,853	219
*	TripAdvisor Inc.	21,503	217
	Leggett & Platt Inc.	18,520	216
*	Under Armour Inc. Class A	25,385	188
	Papa John's International Inc.	5,644	177
*	LGI Homes Inc.	3,323	172
*,1	Lucid Group Inc. Class A	17,160	172
*	JetBlue Airways Corp.	30,680	170
	Upbound Group Inc.	7,725	166
	Wendy's Co.	17,976	138
*	Coursera Inc.	21,512	138
*	Coty Inc. Class A	50,861	128
*	U-Haul Holding Co. (XNYS)	2,036	103
*,1	Hertz Global Holdings Inc.	22,589	103
*	Driven Brands Holdings Inc.	8,966	99
*	AMC Entertainment Holdings Inc. Class A	79,051	92
	Lennar Corp. Class B	829	88
	Cracker Barrel Old Country Store Inc.	2,158	71
*	Mister Car Wash Inc.	9,020	64
*	Sabre Corp.	26,744	32
			1,819,285
Consumer Staples (3.9%)
	Procter & Gamble Co.	520,413	87,013
	Coca-Cola Co.	863,649	70,439
	PepsiCo Inc.	304,688	51,718
	McKesson Corp.	27,829	27,477
	CVS Health Corp.	278,567	22,257
	Colgate-Palmolive Co.	179,935	17,839
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Mondelez International Inc. Class A	288,746	17,781
	Cencora Inc.	40,601	15,109
*	Monster Beverage Corp.	154,566	13,184
	Corteva Inc.	151,982	12,177
	Sysco Corp.	106,518	9,710
	Kroger Co.	135,826	9,269
	Keurig Dr Pepper Inc.	289,904	8,778
	Kimberly-Clark Corp.	74,777	8,333
	Kenvue Inc.	425,244	8,131
	Hershey Co.	32,443	7,666
	Archer-Daniels-Midland Co.	105,427	7,279
	Church & Dwight Co. Inc.	54,056	5,668
	General Mills Inc.	122,279	5,531
	Kraft Heinz Co.	196,682	4,840
*	US Foods Holding Corp.	49,931	4,824
	McCormick & Co. Inc. (Non-Voting)	56,898	4,042
	Tyson Foods Inc. Class A	61,549	4,000
	Clorox Co.	25,548	3,249
	J M Smucker Co.	23,664	2,744
	Coca-Cola Consolidated Inc.	12,676	2,566
	Conagra Brands Inc.	116,224	2,237
*	Celsius Holdings Inc.	36,365	1,949
*	Darling Ingredients Inc.	33,970	1,806
	Ingredion Inc.	13,473	1,583
*	Sprouts Farmers Market Inc.	21,251	1,570
	Hormel Foods Corp.	58,230	1,491
	Albertsons Cos. Inc. Class A	82,683	1,480
	Lamb Weston Holdings Inc.	29,268	1,410
	Primo Brands Corp. Class A	55,384	1,256
*	Post Holdings Inc.	11,141	1,184
	Campbell's Co.	39,018	1,052
	Cal-Maine Foods Inc.	10,193	888
*	Freshpet Inc.	10,281	868
	WD-40 Co.	3,156	752
	Marzetti Co.	4,189	688
	Flowers Foods Inc.	55,944	553
*	BellRing Brands Inc.	27,291	502
	Spectrum Brands Holdings Inc.	5,920	464
	Energizer Holdings Inc.	14,869	321
	Edgewell Personal Care Co.	13,718	312
*	Simply Good Foods Co.	18,003	307
	Reynolds Consumer Products Inc.	9,682	240
	J & J Snack Foods Corp.	2,671	233
	Weis Markets Inc.	3,314	225
	Nomad Foods Ltd.	18,695	205
*	Grocery Outlet Holding Corp.	14,713	145
*	National Beverage Corp.	3,175	115
			455,460
Energy (0.1%)
*	First Solar Inc.	22,582	4,453
*	Nextpower Inc. Class A	32,082	3,372
*	Enphase Energy Inc.	25,811	1,091
*	Plug Power Inc.	213,012	381
			9,297
Financials (10.1%)
	JPMorgan Chase & Co.	566,074	169,992
	Bank of America Corp.	1,407,165	70,119
	Goldman Sachs Group Inc.	62,120	53,396
	Morgan Stanley	255,655	42,569
	Citigroup Inc.	371,550	40,941
	Charles Schwab Corp.	379,000	36,081
	S&P Global Inc.	67,292	29,735
	Progressive Corp.	129,540	27,678
	Chubb Ltd.	80,798	27,541
	CME Group Inc.	79,875	25,520
	Intercontinental Exchange Inc.	126,493	20,761
	Marsh & McLennan Cos. Inc.	108,744	20,307
	US Bancorp	346,055	18,915
	PNC Financial Services Group Inc.	87,749	18,633
5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Blackstone Inc.	164,318	18,629
	Bank of New York Mellon Corp.	154,650	18,419
	Moody's Corp.	34,493	16,474
	Aon plc Class A	46,401	15,566
	Travelers Cos. Inc.	49,291	15,213
	Truist Financial Corp.	284,010	14,005
	Arthur J Gallagher & Co.	55,865	12,748
	Allstate Corp.	58,757	12,605
*	Robinhood Markets Inc. Class A	164,483	12,476
	Aflac Inc.	106,800	12,061
*	NU Holdings Ltd. Class A	742,881	11,128
	American International Group Inc.	123,908	9,973
	Fifth Third Bancorp	201,303	9,958
	Ameriprise Financial Inc.	20,747	9,754
	Apollo Global Management Inc.	91,973	9,620
	MSCI Inc.	16,188	9,257
	MetLife Inc.	124,658	8,984
	Nasdaq Inc.	100,932	8,840
*	Coinbase Global Inc. Class A	49,292	8,668
	Hartford Insurance Group Inc.	61,346	8,639
	State Street Corp.	62,153	7,994
*	Arch Capital Group Ltd.	78,719	7,884
	Prudential Financial Inc.	78,389	7,712
	Huntington Bancshares Inc.	445,461	7,484
	M&T Bank Corp.	34,129	7,405
	Cboe Global Markets Inc.	23,237	6,965
	Interactive Brokers Group Inc. Class A	95,465	6,796
	Willis Towers Watson plc	21,150	6,454
	Raymond James Financial Inc.	39,811	6,094
	Northern Trust Corp.	41,718	5,969
	Citizens Financial Group Inc.	95,462	5,746
*	Markel Group Inc.	2,728	5,654
	Regions Financial Corp.	199,217	5,544
	Cincinnati Financial Corp.	33,627	5,514
	LPL Financial Holdings Inc.	17,758	5,334
	Credicorp Ltd.	15,278	5,292
	Broadridge Financial Solutions Inc.	26,374	4,902
*	SoFi Technologies Inc.	270,284	4,800
	Ares Management Corp. Class A	42,167	4,723
	Principal Financial Group Inc.	48,676	4,645
	W R Berkley Corp.	64,016	4,590
	Brown & Brown Inc.	62,092	4,459
	KeyCorp	212,492	4,407
	T. Rowe Price Group Inc.	45,197	4,277
	First Citizens BancShares Inc. Class A	1,998	3,793
	East West Bancorp Inc.	30,203	3,306
	Annaly Capital Management Inc.	141,776	3,295
	Reinsurance Group of America Inc.	14,838	3,201
	Everest Group Ltd.	9,410	3,157
	Tradeweb Markets Inc. Class A	25,322	3,121
	Pinnacle Financial Partners Inc.	33,890	3,076
	Fidelity National Financial Inc.	57,994	3,067
	RenaissanceRe Holdings Ltd.	10,032	3,034
	Equitable Holdings Inc.	68,697	2,763
	Unum Group	38,049	2,729
	First Horizon Corp.	112,393	2,674
	Webster Financial Corp.	36,693	2,647
	Assurant Inc.	11,206	2,573
	AGNC Investment Corp.	228,662	2,563
	Globe Life Inc.	17,585	2,554
	Evercore Inc. Class A	8,223	2,540
	Stifel Financial Corp.	33,311	2,467
	Ally Financial Inc.	62,338	2,459
	Old Republic International Corp.	49,971	2,142
	Invesco Ltd.	81,552	2,142
	Wintrust Financial Corp.	14,619	2,106
	SouthState Bank Corp.	21,027	2,075
	American Financial Group Inc.	14,902	1,982
	Popular Inc.	14,579	1,973
	Kinsale Capital Group Inc.	4,990	1,944
6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Houlihan Lokey Inc. Class A	11,863	1,943
	Western Alliance Bancorp	23,533	1,890
	Zions Bancorp NA	32,779	1,878
	Affiliated Managers Group Inc.	6,120	1,874
	UMB Financial Corp.	15,999	1,854
	XP Inc. Class A	85,899	1,849
	Franklin Resources Inc.	69,395	1,842
	SEI Investments Co.	22,455	1,826
	Old National Bancorp	78,174	1,806
	Cullen/Frost Bankers Inc.	13,042	1,803
	Primerica Inc.	7,096	1,800
	FactSet Research Systems Inc.	8,122	1,761
	Axis Capital Holdings Ltd.	16,263	1,719
	Columbia Banking System Inc.	60,243	1,714
	Jackson Financial Inc. Class A	15,502	1,697
	Corebridge Financial Inc.	61,470	1,588
	First American Financial Corp.	22,403	1,571
[1]	Blue Owl Capital Inc. Class A	147,092	1,552
	Starwood Property Trust Inc.	86,903	1,548
	OneMain Holdings Inc.	27,303	1,502
	Voya Financial Inc.	22,234	1,487
	Hanover Insurance Group Inc.	8,167	1,475
	Prosperity Bancshares Inc.	20,922	1,472
*	Clearwater Analytics Holdings Inc. Class A	62,519	1,462
	FNB Corp.	84,948	1,443
	Janus Henderson Group plc	27,640	1,440
	Commerce Bancshares Inc.	27,213	1,388
*	StoneX Group Inc.	10,813	1,379
	MGIC Investment Corp.	50,516	1,340
	Glacier Bancorp Inc.	29,138	1,325
	Lincoln National Corp.	38,580	1,323
	Essent Group Ltd.	21,556	1,311
	TPG Inc. Class A	30,201	1,311
	Valley National Bancorp	103,800	1,309
	Rithm Capital Corp.	130,085	1,307
	MarketAxess Holdings Inc.	6,728	1,292
	United Bankshares Inc.	31,007	1,281
*	Riot Platforms Inc.	77,566	1,264
	RLI Corp.	19,811	1,235
	Hancock Whitney Corp.	18,584	1,223
	White Mountains Insurance Group Ltd.	545	1,210
	Bank OZK	25,013	1,165
	Home BancShares Inc.	42,244	1,160
	Selective Insurance Group Inc.	13,770	1,157
	Piper Sandler Cos.	3,890	1,150
	Ameris Bancorp	14,264	1,108
	Atlantic Union Bankshares Corp.	29,558	1,095
	Lazard Inc.	21,515	1,089
	Radian Group Inc.	31,301	1,081
	Associated Banc-Corp	40,310	1,065
	Moelis & Co. Class A	17,134	1,017
	Hamilton Lane Inc. Class A	9,174	963
	Eastern Bankshares Inc.	48,985	958
*	Texas Capital Bancshares Inc.	9,921	945
	Fulton Financial Corp.	45,899	939
	ServisFirst Bancshares Inc.	11,543	935
	CNO Financial Group Inc.	22,241	930
	Assured Guaranty Ltd.	10,703	923
*	Circle Internet Group Inc. Class A	10,724	895
	United Community Banks Inc.	27,616	888
	Ryan Specialty Holdings Inc. Class A	22,192	873
	SLM Corp.	45,879	860
	Independent Bank Corp.	10,656	832
	Renasant Corp.	21,149	796
	WesBanco Inc.	22,781	794
*	Genworth Financial Inc. Class A	93,519	789
	BankUnited Inc.	16,744	782
	First Hawaiian Inc.	31,389	777
	WSFS Financial Corp.	12,219	776
	International Bancshares Corp.	11,367	763
7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	MARA Holdings Inc.	85,190	762
	Virtu Financial Inc. Class A	18,339	759
*	Brighthouse Financial Inc.	12,634	758
	PJT Partners Inc. Class A	5,124	757
	First Interstate BancSystem Inc. Class A	21,801	755
	First Bancorp	35,266	745
	Simmons First National Corp. Class A	37,331	743
	First Financial Bankshares Inc.	23,842	737
*	Palomar Holdings Inc.	5,937	734
	Bread Financial Holdings Inc.	10,350	733
	BGC Group Inc. Class A	76,928	732
	Cathay General Bancorp	14,277	710
*	NMI Holdings Inc. Class A	17,967	706
*	Lemonade Inc.	13,355	691
	First Financial Bancorp	24,595	690
	Bank of Hawaii Corp.	9,096	689
	StepStone Group Inc. Class A	15,850	684
	Victory Capital Holdings Inc. Class A	9,817	679
	Community Financial System Inc.	10,795	654
	Flagstar Bank NA	50,411	640
	CVB Financial Corp.	33,028	635
	BOK Financial Corp.	4,895	615
*	Oscar Health Inc. Class A	44,333	605
	Artisan Partners Asset Management Inc. Class A	14,913	601
	PennyMac Financial Services Inc.	6,517	599
	Seacoast Banking Corp. of Florida	19,142	596
	Beacon Financial Corp.	19,273	573
	Blackstone Mortgage Trust Inc. Class A	29,764	572
	WaFd Inc.	18,193	567
	Provident Financial Services Inc.	26,652	561
	ARMOUR Residential REIT Inc.	30,868	554
	First Merchants Corp.	14,126	552
	Towne Bank	15,391	527
	Trustmark Corp.	12,214	520
	Park National Corp.	3,095	509
*	Credit Acceptance Corp.	1,057	500
	Banner Corp.	8,319	490
	NBT Bancorp Inc.	11,402	487
	Northwest Bancshares Inc.	38,982	485
	BancFirst Corp.	4,298	473
	Cohen & Steers Inc.	7,022	470
	WisdomTree Inc.	27,352	468
*	SiriusPoint Ltd.	22,023	466
*,1	Freedom Holding Corp.	3,814	458
	Bank of NT Butterfield & Son Ltd.	8,962	455
*	Upstart Holdings Inc.	16,563	451
	Arbor Realty Trust Inc.	53,691	426
	Horace Mann Educators Corp.	9,501	413
	Kemper Corp.	12,682	410
	First Commonwealth Financial Corp.	22,450	394
	Walker & Dunlop Inc.	8,251	380
	Hope Bancorp Inc.	33,241	374
	Stock Yards Bancorp Inc.	5,436	349
	City Holding Co.	2,894	347
	Hilltop Holdings Inc.	9,241	346
	S&T Bancorp Inc.	7,892	330
	Ladder Capital Corp.	30,777	319
	Safety Insurance Group Inc.	3,954	307
	Nelnet Inc. Class A	2,304	298
	1st Source Corp.	3,934	264
*	Triumph Financial Inc.	4,727	264
	Enact Holdings Inc.	6,222	260
	Employers Holdings Inc.	6,179	255
	Virtus Investment Partners Inc.	1,814	251
	F&G Annuities & Life Inc.	9,964	226
	Westamerica Bancorp	4,227	214
	Live Oak Bancshares Inc.	5,339	194
	Navient Corp.	21,957	193
	CNA Financial Corp.	3,699	178
*	Trupanion Inc.	5,929	157
8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	TFS Financial Corp.	8,872	124
	Republic Bancorp Inc. Class A	1,648	114
*	Columbia Financial Inc.	4,092	73
			1,181,638
Health Care (10.7%)
	Eli Lilly & Co.	177,928	187,178
	AbbVie Inc.	393,537	91,332
	Merck & Co. Inc.	560,001	69,339
	UnitedHealth Group Inc.	202,229	59,308
	Amgen Inc.	119,533	46,398
	Abbott Laboratories	385,020	44,797
	Thermo Fisher Scientific Inc.	83,966	43,756
	Gilead Sciences Inc.	276,651	41,207
*	Intuitive Surgical Inc.	78,460	39,505
	Pfizer Inc.	1,253,003	34,646
	Stryker Corp.	76,785	29,751
	Danaher Corp.	140,131	29,517
*	Vertex Pharmaceuticals Inc.	57,162	28,400
	Bristol-Myers Squibb Co.	453,784	28,303
	Medtronic plc	285,417	27,874
*	Boston Scientific Corp.	328,537	25,248
	HCA Healthcare Inc.	35,957	19,046
	Regeneron Pharmaceuticals Inc.	22,565	17,638
	Cigna Group	58,622	16,990
	Elevance Health Inc.	48,702	15,585
	Zoetis Inc.	99,460	13,039
	Cardinal Health Inc.	52,877	12,121
*	IDEXX Laboratories Inc.	17,689	11,617
	Becton Dickinson & Co.	63,909	11,279
*	Edwards Lifesciences Corp.	126,871	10,971
*	Alnylam Pharmaceuticals Inc.	28,073	9,346
	GE HealthCare Technologies Inc.	102,617	8,648
	ResMed Inc.	32,550	8,341
	Agilent Technologies Inc.	64,143	7,786
*	Waters Corp.	21,992	7,024
*	Insmed Inc.	46,371	6,925
*	IQVIA Holdings Inc.	37,629	6,728
*	Dexcom Inc.	87,237	6,406
*	Biogen Inc.	31,881	6,115
*	Veeva Systems Inc. Class A	32,975	6,002
*	Natera Inc.	28,849	6,002
	STERIS plc	21,857	5,516
	Labcorp Holdings Inc.	18,647	5,391
	Quest Diagnostics Inc.	24,869	5,270
	Humana Inc.	26,660	5,080
*	Centene Corp.	109,632	4,920
*	United Therapeutics Corp.	9,380	4,727
*	Tenet Healthcare Corp.	19,307	4,622
*	Illumina Inc.	33,527	4,508
	Zimmer Biomet Holdings Inc.	44,932	4,423
*	Exact Sciences Corp.	41,235	4,263
*	Moderna Inc.	77,640	4,159
	Royalty Pharma plc Class A	86,700	4,006
	West Pharmaceutical Services Inc.	15,740	4,003
*	Revolution Medicines Inc.	38,451	3,923
	Viatris Inc.	260,888	3,895
*	Insulet Corp.	15,742	3,882
*	Cooper Cos. Inc.	45,019	3,767
*	Hologic Inc.	49,084	3,699
*	Incyte Corp.	35,583	3,603
*	Penumbra Inc.	8,363	2,880
*	Neurocrine Biosciences Inc.	21,648	2,863
*	Elanco Animal Health Inc.	108,187	2,856
*	Ionis Pharmaceuticals Inc.	34,909	2,833
	Revvity Inc.	26,643	2,619
	Ensign Group Inc.	12,156	2,603
*	Exelixis Inc.	58,723	2,587
*	BioMarin Pharmaceutical Inc.	41,514	2,563
*	Align Technology Inc.	13,434	2,554
9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Guardant Health Inc.	26,685	2,506
	Universal Health Services Inc. Class B	12,085	2,491
*	Roivant Sciences Ltd.	85,951	2,487
*	Jazz Pharmaceuticals plc	13,031	2,476
*	Solventum Corp.	33,149	2,460
*	Globus Medical Inc. Class A	25,235	2,409
	Encompass Health Corp.	21,527	2,322
*	Bridgebio Pharma Inc.	34,829	2,315
*	Medpace Holdings Inc.	4,929	2,227
	Bio-Techne Corp.	35,492	2,094
	Baxter International Inc.	102,414	2,086
*	Henry Schein Inc.	23,627	1,947
*	Charles River Laboratories International Inc.	10,546	1,882
*	ICON plc	17,054	1,844
*	Arrowhead Pharmaceuticals Inc.	29,127	1,843
*	Masimo Corp.	10,415	1,826
*,2	Avidity Biosciences Inc.	25,212	1,815
*	Halozyme Therapeutics Inc.	25,718	1,788
*	Madrigal Pharmaceuticals Inc.	4,111	1,776
*	Molina Healthcare Inc.	11,465	1,766
*	Vaxcyte Inc.	26,518	1,637
*	Cytokinetics Inc.	26,062	1,622
*	Repligen Corp.	11,979	1,542
*	Krystal Biotech Inc.	5,465	1,506
*	Glaukos Corp.	12,475	1,502
*	Axsome Therapeutics Inc.	9,043	1,482
*	HealthEquity Inc.	19,111	1,462
*	DaVita Inc.	8,423	1,317
*	Avantor Inc.	137,293	1,243
	Chemed Corp.	3,014	1,236
*	CRISPR Therapeutics AG	19,731	1,187
*	PTC Therapeutics Inc.	17,112	1,167
*	Option Care Health Inc.	35,774	1,161
*	Tempus AI Inc. Class A	21,802	1,161
*	Nuvalent Inc. Class A	11,244	1,146
*	Lantheus Holdings Inc.	15,044	1,127
*	Kymera Therapeutics Inc.	12,297	1,123
*	Alkermes plc	36,103	1,087
*	TransMedics Group Inc.	7,419	1,078
*	RadNet Inc.	15,265	1,066
*	Merit Medical Systems Inc.	13,574	1,048
	Teleflex Inc.	8,488	1,036
*	Bio-Rad Laboratories Inc. Class A	3,678	1,024
*	Envista Holdings Corp.	32,958	963
*	TG Therapeutics Inc.	31,917	960
	Bruker Corp.	23,784	954
*	IRhythm Holdings Inc.	7,131	954
*	Amicus Therapeutics Inc.	65,435	940
*	Crinetics Pharmaceuticals Inc.	21,717	893
*	Arcellx Inc.	7,840	892
*	LivaNova plc	12,372	873
*	Indivior Pharmaceuticals Inc.	26,210	858
*	Ligand Pharmaceuticals Inc.	4,286	850
*	ICU Medical Inc.	5,571	839
*	ADMA Biologics Inc.	52,455	817
*	Scholar Rock Holding Corp.	18,382	814
*	Viking Therapeutics Inc.	23,800	805
*	Prestige Consumer Healthcare Inc.	11,378	789
*	Xenon Pharmaceuticals Inc.	18,075	781
*	Corcept Therapeutics Inc.	21,242	758
*	Alignment Healthcare Inc.	37,452	720
*	Sotera Health Co.	43,572	708
*	Integer Holdings Corp.	8,160	707
*	Doximity Inc. Class A	28,442	698
*	Haemonetics Corp.	10,865	688
*	Waystar Holding Corp.	26,277	674
*	ACADIA Pharmaceuticals Inc.	27,128	666
*	Hims & Hers Health Inc.	45,615	662
*	Supernus Pharmaceuticals Inc.	12,027	658
*	Privia Health Group Inc.	27,427	651
10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Veracyte Inc.	17,610	644
*	Denali Therapeutics Inc.	30,366	643
*	Beam Therapeutics Inc.	21,595	615
*	Twist Bioscience Corp.	12,368	580
*	10X Genomics Inc. Class A	21,345	492
*	BioCryst Pharmaceuticals Inc.	55,750	488
*	Apellis Pharmaceuticals Inc.	22,470	471
*	Summit Therapeutics Inc.	26,798	445
*	Immunovant Inc.	15,972	443
*	Ultragenyx Pharmaceutical Inc.	18,605	435
*	Agios Pharmaceuticals Inc.	13,279	401
*	Inspire Medical Systems Inc.	6,192	399
*	Enovis Corp.	15,460	394
	Select Medical Holdings Corp.	25,496	382
	Organon & Co.	49,902	364
	DENTSPLY SIRONA Inc.	24,296	357
*	PACS Group Inc.	9,569	349
*,1	Recursion Pharmaceuticals Inc. Class A	91,997	338
*	Omnicell Inc.	7,996	329
	Perrigo Co. plc	24,884	329
*	Innoviva Inc.	14,341	329
*	AtriCure Inc.	10,122	316
*	Progyny Inc.	17,082	302
*	Sarepta Therapeutics Inc.	17,873	300
*	PROCEPT BioRobotics Corp.	13,099	297
*	Harmony Biosciences Holdings Inc.	9,969	285
*	QuidelOrtho Corp.	12,442	283
*	Tandem Diabetes Care Inc.	11,150	282
*	CorVel Corp.	5,418	279
*	LifeStance Health Group Inc.	38,455	278
*	Azenta Inc.	9,846	266
*	Biohaven Ltd.	19,511	225
*	Novocure Ltd.	14,797	202
*	Surgery Partners Inc.	11,987	186
*	Phreesia Inc.	14,954	184
*	AdaptHealth Corp. Class A	18,657	171
	CONMED Corp.	3,630	167
*	Certara Inc.	21,596	153
*	Teladoc Health Inc.	28,895	152
*	MoonLake Immunotherapeutics Class A	7,213	126
*	Atrium Therapeutics Inc.	2,521	37
*	Evolent Health Inc. Class A	6,085	20
			1,248,813
Industrials (8.4%)
	Visa Inc. Class A	374,150	119,780
	Mastercard Inc. Class A	178,879	92,518
	American Express Co.	119,747	36,990
	Deere & Co.	54,294	34,189
	Accenture plc Class A	139,375	29,090
	Capital One Financial Corp.	139,852	27,361
	Trane Technologies plc	49,377	22,828
	Johnson Controls International plc	146,491	21,139
	Automatic Data Processing Inc.	91,401	19,593
	Illinois Tool Works Inc.	64,477	18,739
	United Parcel Service Inc. Class B	160,677	18,632
	FedEx Corp.	47,853	18,519
	CRH plc	150,590	18,068
	Cintas Corp.	75,765	15,239
	PACCAR Inc.	114,634	14,454
	United Rentals Inc.	14,088	11,834
*	Keysight Technologies Inc.	38,265	11,760
	Carrier Global Corp.	175,349	11,293
	Ferguson Enterprises Inc.	42,409	11,059
	Comfort Systems USA Inc.	7,709	11,019
	Vulcan Materials Co.	29,135	9,032
*	Axon Enterprise Inc.	16,605	9,007
	PayPal Holdings Inc.	188,782	8,724
	Old Dominion Freight Line Inc.	41,778	8,483
	Ingersoll Rand Inc.	88,909	8,370
11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	86,444	8,001
*	Bloom Energy Corp. Class A	48,055	7,481
*	Fiserv Inc.	119,940	7,471
*	Block Inc. Class A	116,347	7,411
*	Fair Isaac Corp.	5,218	7,354
	Dover Corp.	30,272	6,826
	Paychex Inc.	69,958	6,552
*	Rocket Lab Corp.	91,932	6,353
	Verisk Analytics Inc.	30,601	6,352
*	Mettler-Toledo International Inc.	4,611	6,302
	Fidelity National Information Services Inc.	112,738	5,745
	Equifax Inc.	27,457	5,737
	Smurfit Westrock plc	117,206	5,510
	Synchrony Financial	79,185	5,472
*	XPO Inc.	25,610	5,390
	AerCap Holdings NV	35,522	5,308
	Veralto Corp.	52,570	5,122
*	Corpay Inc.	15,308	4,977
	CH Robinson Worldwide Inc.	26,065	4,829
	DuPont de Nemours Inc.	93,676	4,688
	Packaging Corp. of America	19,916	4,623
	Snap-on Inc.	11,378	4,383
	Expeditors International of Washington Inc.	30,020	4,354
	Fortive Corp.	71,779	4,249
	nVent Electric plc	35,381	4,188
	Lennox International Inc.	7,160	4,081
	Ball Corp.	59,924	4,023
	JB Hunt Transport Services Inc.	17,002	3,968
	Global Payments Inc.	50,852	3,888
	Carlisle Cos. Inc.	9,266	3,658
	MKS Inc.	14,919	3,647
	Pentair plc	36,600	3,630
*	Trimble Inc.	54,261	3,628
	TransUnion	43,941	3,452
	Nordson Corp.	11,753	3,449
	Graco Inc.	36,436	3,422
	Masco Corp.	47,044	3,369
	RPM International Inc.	28,917	3,300
*	QXO Inc.	135,802	3,252
	Watsco Inc.	7,630	3,184
	Allegion plc	18,911	3,048
	Crown Holdings Inc.	25,861	2,964
*	Affirm Holdings Inc. Class A	61,535	2,891
*	Generac Holdings Inc.	12,625	2,845
*	Sterling Infrastructure Inc.	6,543	2,801
*	TopBuild Corp.	6,231	2,793
	Stanley Black & Decker Inc.	31,604	2,733
	Jack Henry & Associates Inc.	16,417	2,667
	Advanced Drainage Systems Inc.	15,567	2,667
*	Modine Manufacturing Co.	11,595	2,635
*	Dycom Industries Inc.	6,102	2,563
*	Builders FirstSource Inc.	24,471	2,552
	CNH Industrial NV	200,681	2,468
*	Saia Inc.	6,029	2,444
*	Zebra Technologies Corp. Class A	10,884	2,438
*	SPX Technologies Inc.	10,579	2,401
	Donaldson Co. Inc.	25,838	2,397
	Applied Industrial Technologies Inc.	8,292	2,343
	Owens Corning	19,054	2,326
*	Core & Main Inc. Class A	42,536	2,304
	Knight-Swift Transportation Holdings Inc. Class A	35,752	2,250
	AptarGroup Inc.	14,899	2,141
	Toro Co.	21,516	2,127
	Acuity Inc.	6,957	2,098
	Valmont Industries Inc.	4,306	1,980
	Watts Water Technologies Inc. Class A	6,005	1,974
	Ryder System Inc.	8,788	1,947
	Cognex Corp.	35,753	1,945
	Littelfuse Inc.	5,492	1,936
	A O Smith Corp.	24,597	1,919
12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	AGCO Corp.	13,981	1,908
*	Middleby Corp.	10,856	1,833
	Simpson Manufacturing Co. Inc.	9,237	1,788
	JBT Marel Corp.	11,529	1,775
	Terex Corp.	24,636	1,695
	Installed Building Products Inc.	5,092	1,669
	Zurn Elkay Water Solutions Corp.	32,242	1,644
*	Axalta Coating Systems Ltd.	48,762	1,629
	Armstrong World Industries Inc.	9,376	1,627
	MSA Safety Inc.	8,256	1,613
	Eagle Materials Inc.	7,129	1,595
*	Gates Industrial Corp. plc	57,378	1,582
	AAON Inc.	15,137	1,532
	Federal Signal Corp.	13,149	1,531
	Fortune Brands Innovations Inc.	28,103	1,527
*	GXO Logistics Inc.	24,128	1,516
	Genpact Ltd.	36,845	1,464
	Air Lease Corp. Class A	22,183	1,438
*	Construction Partners Inc. Class A	10,242	1,376
*	Everus Construction Group Inc.	11,322	1,369
	EnerSys	8,190	1,361
	Vontier Corp.	32,382	1,325
*	Mohawk Industries Inc.	10,538	1,320
	Sealed Air Corp.	31,178	1,306
	Landstar System Inc.	7,923	1,291
	Sonoco Products Co.	22,842	1,290
	Granite Construction Inc.	9,500	1,277
	Belden Inc.	8,835	1,266
*	Aurora Innovation Inc. Class A	268,005	1,254
	Brunswick Corp.	15,425	1,228
	Sensata Technologies Holding plc	32,820	1,226
	Louisiana-Pacific Corp.	14,301	1,212
*	WEX Inc.	7,868	1,174
	Ralliant Corp.	25,430	1,167
	Arcosa Inc.	10,571	1,136
*	ExlService Holdings Inc.	36,141	1,129
*	FTI Consulting Inc.	6,832	1,123
*	Resideo Technologies Inc.	28,568	1,106
*	Paylocity Holding Corp.	10,371	1,104
	Brink's Co.	9,300	1,086
*	Knife River Corp.	12,073	1,074
	Herc Holdings Inc.	7,375	1,031
*	OSI Systems Inc.	3,616	1,031
	Badger Meter Inc.	6,732	1,026
*	IES Holdings Inc.	1,990	986
	MSC Industrial Direct Co. Inc. Class A	10,478	983
	Maximus Inc.	12,604	953
*	Itron Inc.	10,138	952
*	StoneCo Ltd. Class A	56,285	946
*	ACI Worldwide Inc.	23,614	937
	Kadant Inc.	2,751	933
	ADT Inc.	115,778	929
*	Trex Co. Inc.	21,766	902
	Franklin Electric Co. Inc.	9,002	897
	AZZ Inc.	6,540	889
	Silgan Holdings Inc.	18,224	876
	Graphic Packaging Holding Co.	70,719	865
	HB Fuller Co.	12,973	853
	WillScot Holdings Corp.	38,017	822
	Korn Ferry	12,801	802
	ZIM Integrated Shipping Services Ltd.	27,388	790
	UniFirst Corp.	3,345	785
	Boise Cascade Co.	9,010	746
*	NCR Atleos Corp.	16,657	738
	Griffon Corp.	8,451	720
*,1	Shift4 Payments Inc. Class A	15,799	696
*	BILL Holdings Inc.	15,548	692
*	Hayward Holdings Inc.	42,114	674
	ABM Industries Inc.	14,882	662
*	Remitly Global Inc.	39,173	654
13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Verra Mobility Corp. Class A	37,699	630
	Hub Group Inc. Class A	14,311	616
*	RXO Inc.	37,098	592
	McGrath RentCorp	5,275	585
	Western Union Co.	60,500	583
	ArcBest Corp.	5,421	557
	Crane NXT Co.	11,528	557
*	Huron Consulting Group Inc.	3,799	537
*	Euronet Worldwide Inc.	7,579	527
	Werner Enterprises Inc.	14,979	526
*	Joby Aviation Inc.	49,816	501
*	O-I Glass Inc.	35,447	475
	Atkore Inc.	7,122	461
*	ASGN Inc.	10,433	448
	Greif Inc. Class A	6,152	447
	Greenbrier Cos. Inc.	7,297	412
	Robert Half Inc.	15,900	388
*	Upwork Inc.	27,866	374
	Lindsay Corp.	2,728	367
	EVERTEC Inc.	12,127	343
	Pagseguro Digital Ltd. Class A	32,034	340
*	CBIZ Inc.	11,831	339
*	Marqeta Inc. Class A	85,947	330
	Schneider National Inc. Class B	11,202	318
*	Gibraltar Industries Inc.	6,953	316
*	Masterbrand Inc.	30,778	311
	TriNet Group Inc.	7,807	297
*	Payoneer Global Inc.	66,101	286
	TriMas Corp.	7,299	285
*	Cimpress plc	3,851	281
	United States Lime & Minerals Inc.	2,271	259
*	Sezzle Inc.	3,512	256
	Matson Inc.	1,516	252
*	Flywire Corp.	20,069	247
	Tennant Co.	3,742	228
	Tecnoglass Inc.	4,769	217
*	Enovix Corp.	41,053	216
*	Legalzoom.com Inc.	30,187	212
	Dlocal Ltd. Class A	17,153	210
	Insperity Inc.	8,897	198
	ManpowerGroup Inc.	5,929	166
	Ardagh Metal Packaging SA	16,264	79
	Alight Inc. Class A	36,705	32
			976,883
Real Estate (2.8%)
	Welltower Inc.	152,294	31,543
	Prologis Inc.	205,312	29,271
	Equinix Inc.	21,751	21,191
	American Tower Corp.	103,312	19,821
	Simon Property Group Inc.	72,222	14,723
	Realty Income Corp.	204,798	13,722
	Digital Realty Trust Inc.	76,721	13,595
	Public Storage	35,429	10,879
*	CBRE Group Inc. Class A	65,999	9,745
	Ventas Inc.	103,530	8,920
	Crown Castle Inc.	94,023	8,419
	Iron Mountain Inc.	65,716	7,119
	Extra Space Storage Inc.	46,195	6,977
	AvalonBay Communities Inc.	32,556	5,770
	Equity Residential	81,906	5,177
	SBA Communications Corp.	22,836	4,594
*	CoStar Group Inc.	93,419	4,169
	Essex Property Trust Inc.	14,647	3,737
	Invitation Homes Inc.	141,258	3,721
	Kimco Realty Corp.	155,080	3,652
	Sun Communities Inc.	25,876	3,531
	WP Carey Inc.	46,526	3,473
*	Jones Lang LaSalle Inc.	10,526	3,322
	Mid-America Apartment Communities Inc.	24,351	3,260
14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Regency Centers Corp.	41,190	3,254
	Omega Healthcare Investors Inc.	65,963	3,184
	Host Hotels & Resorts Inc.	155,072	3,038
	Equity LifeStyle Properties Inc.	40,580	2,725
	Lamar Advertising Co. Class A	19,507	2,687
	UDR Inc.	67,798	2,542
	Healthpeak Properties Inc.	143,622	2,539
	American Homes 4 Rent Class A	80,674	2,420
	Camden Property Trust	22,109	2,395
	EastGroup Properties Inc.	11,329	2,224
	CubeSmart	53,729	2,210
	Brixmor Property Group Inc.	70,956	2,148
	Agree Realty Corp.	26,067	2,098
	CareTrust REIT Inc.	48,698	1,978
	Alexandria Real Estate Equities Inc.	36,093	1,951
	Federal Realty Investment Trust	17,774	1,933
	American Healthcare REIT Inc.	35,838	1,872
	BXP Inc.	32,329	1,862
	First Industrial Realty Trust Inc.	29,314	1,851
	Rexford Industrial Realty Inc.	46,736	1,751
	NNN REIT Inc.	38,303	1,736
	Terreno Realty Corp.	23,648	1,562
	Essential Properties Realty Trust Inc.	45,603	1,548
	STAG Industrial Inc.	38,994	1,529
	Rayonier Inc.	66,109	1,421
	Ryman Hospitality Properties Inc.	14,290	1,411
*	Zillow Group Inc. Class C	31,138	1,389
	Kite Realty Group Trust	51,298	1,336
	Macerich Co.	60,300	1,234
	Healthcare Realty Trust Inc. Class A	63,209	1,166
	Phillips Edison & Co. Inc.	29,333	1,152
	Vornado Realty Trust	40,893	1,128
	Sabra Health Care REIT Inc.	54,589	1,122
	Millrose Properties Inc.	34,700	1,088
	EPR Properties	17,396	1,034
	Cousins Properties Inc.	43,919	1,017
	HA Sustainable Infrastructure Capital Inc.	27,675	1,011
	Tanger Inc.	26,607	986
	Independence Realty Trust Inc.	58,789	974
	Outfront Media Inc.	33,162	955
	National Health Investors Inc.	10,088	848
	COPT Defense Properties	26,268	835
	Apple Hospitality REIT Inc.	63,931	784
*	Zillow Group Inc. Class A	17,282	774
	Americold Realty Trust Inc.	56,592	758
	Four Corners Property Trust Inc.	29,319	748
	Acadia Realty Trust	34,981	732
	Broadstone Net Lease Inc.	36,399	706
	Lineage Inc.	17,414	706
*	Cushman & Wakefield Ltd.	51,874	696
	Urban Edge Properties	32,322	687
	LXP Industrial Trust	13,694	679
	Kilroy Realty Corp.	22,143	660
	Highwoods Properties Inc.	29,303	659
	National Storage Affiliates Trust	18,783	658
	SL Green Realty Corp.	17,572	648
	Park Hotels & Resorts Inc.	54,933	621
	Curbline Properties Corp.	21,575	600
	St. Joe Co.	8,169	590
	DigitalBridge Group Inc.	38,161	590
	Medical Properties Trust Inc.	92,700	534
	DiamondRock Hospitality Co.	50,822	510
*	Howard Hughes Holdings Inc.	7,032	509
	Newmark Group Inc. Class A	33,630	488
	Sunstone Hotel Investors Inc.	50,660	470
	Getty Realty Corp.	13,964	458
	Global Net Lease Inc.	48,555	457
	Pebblebrook Hotel Trust	30,722	394
	Veris Residential Inc.	20,069	378
	Xenia Hotels & Resorts Inc.	23,979	366
15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	LTC Properties Inc.	9,053	359
	Alexander & Baldwin Inc.	15,208	316
	Marcus & Millichap Inc.	7,414	196
	Douglas Emmett Inc.	16,018	158
	JBG SMITH Properties	10,138	154
	Innovative Industrial Properties Inc.	2,846	151
	Empire State Realty Trust Inc. Class A	21,566	127
	American Assets Trust Inc.	5,727	112
	eXp World Holdings Inc.	8,539	60
			331,968
Technology (43.2%)
	NVIDIA Corp.	5,197,879	921,012
	Apple Inc.	3,237,625	855,316
	Microsoft Corp.	1,647,181	646,914
	Alphabet Inc. Class A	1,284,175	400,354
	Alphabet Inc. Class C	1,057,927	329,470
	Broadcom Inc.	1,025,642	327,744
	Meta Platforms Inc. Class A	484,959	314,341
	Micron Technology Inc.	248,143	102,327
*	Advanced Micro Devices Inc.	357,666	71,608
	Applied Materials Inc.	178,128	66,317
	Lam Research Corp.	278,825	65,214
	Oracle Corp.	373,590	54,320
*	Intel Corp.	980,108	44,703
	KLA Corp.	29,217	44,543
	Texas Instruments Inc.	202,004	42,847
	Salesforce Inc.	207,787	40,475
	QUALCOMM Inc.	240,223	34,198
	Corning Inc.	173,416	26,078
*	Palo Alto Networks Inc.	173,251	25,801
*	ServiceNow Inc.	230,217	24,866
	Intuit Inc.	60,753	24,850
*	Adobe Inc.	92,446	24,259
*	AppLovin Corp. Class A	52,993	23,040
	Vertiv Holdings Co. Class A	84,555	21,552
	Western Digital Corp.	75,541	21,129
*	Crowdstrike Holdings Inc. Class A	55,008	20,462
*	Sandisk Corp.	31,246	19,852
	Seagate Technology Holdings plc	47,025	19,179
*	Cadence Design Systems Inc.	60,712	18,299
*	Synopsys Inc.	41,047	16,993
	Marvell Technology Inc.	192,416	15,718
*	DoorDash Inc. Class A	79,787	14,080
	NXP Semiconductors NV	56,232	12,765
*	Snowflake Inc. Class A	73,063	12,305
*	Cloudflare Inc. Class A	69,755	12,011
	Monolithic Power Systems Inc.	10,287	11,755
*	Autodesk Inc.	47,565	11,695
*	Fortinet Inc.	141,922	11,216
	Teradyne Inc.	34,773	11,128
	Dell Technologies Inc. Class C	71,068	10,524
	Microchip Technology Inc.	117,531	8,773
	Roper Technologies Inc.	23,478	8,211
*	Datadog Inc. Class A	69,499	7,781
*	Strategy Inc.	59,020	7,643
	Cognizant Technology Solutions Corp. Class A	108,357	6,981
*	Workday Inc. Class A	48,225	6,451
	Hewlett Packard Enterprise Co.	293,294	6,297
	Jabil Inc.	23,503	6,228
*	ON Semiconductor Corp.	91,190	6,062
	Qnity Electronics Inc.	46,646	5,913
*	MongoDB Inc.	17,552	5,765
*	Flex Ltd.	82,022	5,169
*	Pure Storage Inc. Class A	69,245	4,447
	Entegris Inc.	33,547	4,443
*	Fabrinet	7,957	4,342
	NetApp Inc.	43,644	4,322
	VeriSign Inc.	18,594	4,238
*	PTC Inc.	26,717	4,184
16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Zoom Communications Inc.	56,339	4,166
	HP Inc.	213,121	4,047
*	Reddit Inc. Class A	27,676	4,035
*	Credo Technology Group Holding Ltd.	33,786	3,793
*	Twilio Inc. Class A	30,983	3,748
*	Super Micro Computer Inc.	112,556	3,646
	SS&C Technologies Holdings Inc.	47,229	3,556
	CDW Corp.	28,661	3,515
*	F5 Inc.	12,841	3,485
*	Tyler Technologies Inc.	9,717	3,447
*	Zscaler Inc.	22,366	3,288
*	Akamai Technologies Inc.	31,655	3,115
*	HubSpot Inc.	11,467	3,033
*	Lattice Semiconductor Corp.	30,402	2,907
*	Check Point Software Technologies Ltd.	18,901	2,874
*	IonQ Inc.	74,780	2,869
*	Toast Inc. Class A	104,831	2,863
	Gen Digital Inc.	124,952	2,820
*	Guidewire Software Inc.	19,134	2,781
	Advanced Energy Industries Inc.	8,271	2,776
*	Atlassian Corp. Class A	36,144	2,716
	TD SYNNEX Corp.	17,134	2,687
*	GoDaddy Inc. Class A	29,283	2,552
*	Okta Inc.	35,096	2,544
*	Gartner Inc.	16,075	2,527
*	Dynatrace Inc.	67,572	2,427
*	Rambus Inc.	23,793	2,371
*	Onto Innovation Inc.	10,894	2,352
*	Pinterest Inc. Class A	127,265	2,180
*	Nutanix Inc. Class A	56,260	2,154
*	Samsara Inc. Class A	70,732	2,044
*	Confluent Inc. Class A	64,418	1,976
*	SiTime Corp.	4,755	1,892
*	Docusign Inc.	41,270	1,860
*	Manhattan Associates Inc.	13,568	1,838
	Skyworks Solutions Inc.	30,481	1,816
*	Arrow Electronics Inc.	11,716	1,783
	Match Group Inc.	55,655	1,759
*	Semtech Corp.	19,268	1,738
	Amdocs Ltd.	24,852	1,735
*	FormFactor Inc.	17,153	1,696
*	Cirrus Logic Inc.	11,400	1,609
*	EPAM Systems Inc.	11,233	1,584
*	Rubrik Inc. Class A	30,075	1,563
*	Silicon Laboratories Inc.	7,477	1,529
*	Maplebear Inc.	39,116	1,467
*	Procore Technologies Inc.	26,176	1,441
*	Qorvo Inc.	17,376	1,440
	Amkor Technology Inc.	26,948	1,289
	Paycom Software Inc.	10,175	1,280
*	Unity Software Inc.	69,778	1,272
	Avnet Inc.	19,280	1,269
*	Core Scientific Inc.	64,284	1,091
*	Elastic NV	20,890	1,088
*	Novanta Inc.	8,058	1,083
*	Dropbox Inc. Class A	43,060	1,076
*	ServiceTitan Inc. Class A	14,851	1,075
*	GLOBALFOUNDRIES Inc.	22,530	1,071
*	Allegro MicroSystems Inc.	28,048	1,023
	Universal Display Corp.	9,265	988
*	UiPath Inc. Class A	90,979	976
	Clear Secure Inc. Class A	19,234	936
*	SentinelOne Inc. Class A	69,053	906
*	JFrog Ltd.	22,147	889
*	Life360 Inc.	16,722	880
	Pegasystems Inc.	19,780	865
*	DigitalOcean Holdings Inc.	15,255	855
*	Global-e Online Ltd.	24,285	849
*	Gitlab Inc. Class A	31,955	840
*	Wix.com Ltd.	11,659	821
17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Kulicke & Soffa Industries Inc.	11,645	812
*	Commvault Systems Inc.	9,478	806
*	Box Inc. Class A	33,510	789
*	CCC Intelligent Solutions Holdings Inc.	133,651	779
	Dolby Laboratories Inc. Class A	11,579	771
*	Qualys Inc.	8,247	763
*	Impinj Inc.	5,974	733
*,1	SoundHound AI Inc. Class A	84,600	728
*	Zeta Global Holdings Corp. Class A	42,413	719
*	Workiva Inc. Class A	11,363	700
*	Teradata Corp.	21,943	691
*	Q2 Holdings Inc.	14,204	683
*	Synaptics Inc.	8,298	676
*	Monday.com Ltd.	9,313	676
*	Diodes Inc.	9,449	645
*	IAC Inc.	16,345	626
*	Cleanspark Inc.	62,483	622
*	Varonis Systems Inc.	26,895	621
*	Kyndryl Holdings Inc.	49,581	611
*	RingCentral Inc. Class A	16,569	604
*	Axcelis Technologies Inc.	7,085	585
*	Cargurus Inc. Class A	19,045	585
	Power Integrations Inc.	11,753	563
*	Ambarella Inc.	9,280	560
*	DXC Technology Co.	43,985	554
	Vishay Intertechnology Inc.	28,723	538
	Adeia Inc.	24,327	503
	CSG Systems International Inc.	5,999	479
*	Insight Enterprises Inc.	5,562	465
*	Blackbaud Inc.	9,430	458
*	Progress Software Corp.	10,798	452
*	SPS Commerce Inc.	7,874	445
*	Magnite Inc.	32,436	442
*	Alarm.com Holdings Inc.	8,838	423
*	nCino Inc.	25,966	419
*	NetScout Systems Inc.	14,057	411
*	Freshworks Inc. Class A	50,913	398
*	Trump Media & Technology Group Corp.	36,811	394
*	Globant SA	7,881	392
*	Braze Inc. Class A	20,129	382
*	Tenable Holdings Inc.	19,204	369
*	BlackLine Inc.	9,972	352
	CTS Corp.	6,420	338
*	Rogers Corp.	3,052	329
*	Yelp Inc. Class A	14,632	326
*	Intapp Inc.	14,022	315
*	LiveRamp Holdings Inc.	11,377	309
*	Alkami Technology Inc.	17,118	283
*	MaxLinear Inc. Class A	15,202	265
*	C3.ai Inc. Class A	33,051	263
*	DoubleVerify Holdings Inc.	24,343	257
	Concentrix Corp.	7,265	238
*	ZoomInfo Technologies Inc. Class A	38,132	237
*	SailPoint Inc.	15,393	217
*	Appian Corp. Class A	8,117	216
*	Ziff Davis Inc.	7,773	210
*	Schrodinger Inc.	15,633	189
*	NCR Voyix Corp.	24,106	184
*	Clarivate plc	46,650	107
*	Five9 Inc.	5,135	90
*	PagerDuty Inc.	11,217	79
*	Asana Inc. Class A	10,187	72
*	N-able Inc.	8,687	38
*	Rapid7 Inc.	3,005	19
			5,051,781
Telecommunications (2.5%)
	Cisco Systems Inc.	883,674	70,217
	Verizon Communications Inc.	935,009	46,881
	AT&T Inc.	1,531,227	42,890
18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Arista Networks Inc.	229,162	30,593
	Comcast Corp. Class A	800,246	24,776
	T-Mobile US Inc.	107,678	23,376
	Motorola Solutions Inc.	36,822	17,758
*	Lumentum Holdings Inc.	15,656	10,973
*	Ciena Corp.	31,290	10,911
*	Charter Communications Inc. Class A	17,547	4,117
*	AST SpaceMobile Inc. Class A	48,919	3,874
*	Roku Inc.	27,902	2,746
	InterDigital Inc.	5,713	2,094
*	Lumen Technologies Inc.	210,620	1,498
*	Viavi Solutions Inc.	48,600	1,444
	Telephone & Data Systems Inc.	22,803	1,020
	Ubiquiti Inc.	930	713
*	Globalstar Inc.	11,023	686
*	Calix Inc.	12,729	659
*	Liberty Global Ltd. Class C	49,609	610
*	Extreme Networks Inc.	30,355	424
*	Liberty Global Ltd. Class A	27,337	348
*	Liberty Latin America Ltd. Class C	33,676	267
	Cogent Communications Holdings Inc.	11,646	219
			299,094
Utilities (0.5%)
	Waste Management Inc.	82,312	19,824
	Exelon Corp.	226,180	11,189
	Republic Services Inc.	44,530	10,197
	American Water Works Co. Inc.	41,900	5,700
	Essential Utilities Inc.	58,783	2,350
	Ormat Technologies Inc.	13,361	1,386
*	Casella Waste Systems Inc. Class A	14,133	1,317
	California Water Service Group	16,003	721
*	Sunrun Inc.	49,470	655
	H2O America	9,457	509
			53,848
Total Common Stocks (Cost $7,545,478)			11,626,386
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 3.693% (Cost $53,426)	534,291	53,424
Total Investments (100.0%) (Cost $7,598,904)			11,679,810
Other Assets and Liabilities—Net (0.0%)			4,667
Net Assets (100%)			11,684,477
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,328.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,658 was received for securities on loan.
REIT—Real Estate Investment Trust.
19

ESG U.S. Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	15	7,502	(85)
E-mini S&P 500 Index	March 2026	87	29,967	(52)
				(137)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	3,632	(4.490)	—	(201)
Citigroup Inc.	8/31/2027	BANA	2,602	(4.380)	—	(87)
Elevance Health Inc.	8/31/2026	BANA	271	(4.390)	—	(9)
Global Payments Inc.	8/31/2026	BANA	20	(4.490)	—	—
Goldman Sachs Group Inc.	8/31/2027	BANA	2,948	(4.490)	—	(206)
JPMorgan Chase & Co.	8/31/2027	BANA	11,319	(4.433)	—	(113)
NetApp Inc.	8/31/2026	BANA	124	(4.320)	—	(3)
PayPal Holdings Inc.	8/31/2026	BANA	657	(4.490)	—	(16)
					—	(635)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
20

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,545,478)	11,626,386
Affiliated Issuers (Cost $53,426)	53,424
Total Investments in Securities	11,679,810
Investment in Vanguard	276
Cash	526
Cash Collateral Pledged—Futures Contracts	2,543
Receivables for Accrued Income	6,367
Total Assets	11,689,522
Liabilities
Payables for Investment Securities Purchased	224
Collateral for Securities on Loan	3,658
Payables to Vanguard	376
Variation Margin Payable—Futures Contracts	152
Unrealized Depreciation—Over-the-Counter Swap Contracts	635
Total Liabilities	5,045
Net Assets	11,684,477
1 Includes $3,328 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	7,755,263
Total Distributable Earnings (Loss)	3,929,214
Net Assets	11,684,477

Net Assets
Applicable to 98,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,684,477
Net Asset Value Per Share	$119.11
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	59,311
Interest[2]	491
Securities Lending—Net	75
Total Income	59,877
Expenses
The Vanguard Group—Note C
Investment Advisory Services	92
Management and Administrative	4,872
Marketing and Distribution	169
Custodian Fees	13
Shareholders’ Reports	63
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	5,221
Net Investment Income	54,656
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	141,087
Futures Contracts	2,876
Swap Contracts	(1,312)
Realized Net Gain (Loss)	142,651
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	311,926
Futures Contracts	(1,169)
Swap Contracts	(635)
Change in Unrealized Appreciation (Depreciation)	310,122
Net Increase (Decrease) in Net Assets Resulting from Operations	507,429
1	Dividends are net of foreign withholding taxes of $25.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $455, $3, and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $211,785 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,656	106,033
Realized Net Gain (Loss)	142,651	183,384
Change in Unrealized Appreciation (Depreciation)	310,122	1,227,996
Net Increase (Decrease) in Net Assets Resulting from Operations	507,429	1,517,413
Distributions
Total Distributions	(56,978)	(105,993)
Capital Share Transactions
Issued	424,697	961,299
Issued in Lieu of Cash Distributions	—	—
Redeemed	(353,894)	(530,955)
Net Increase (Decrease) from Capital Share Transactions	70,803	430,344
Total Increase (Decrease)	521,254	1,841,764
Net Assets
Beginning of Period	11,163,223	9,321,459
End of Period	11,684,477	11,163,223
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$114.49	$99.75	$79.52	$69.60	$84.42	$64.47
Investment Operations
Net Investment Income[1]	.559	1.100	1.031	.983	.921	.873
Net Realized and Unrealized Gain (Loss) on Investments	4.639	14.738	20.310	9.884	(14.856)	19.844
Total from Investment Operations	5.198	15.838	21.341	10.867	(13.935)	20.717
Distributions
Dividends from Net Investment Income	(.578)	(1.098)	(1.111)	(.947)	(.885)	(.767)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.578)	(1.098)	(1.111)	(.947)	(.885)	(.767)
Net Asset Value, End of Period	$119.11	$114.49	$99.75	$79.52	$69.60	$84.42
Total Return	4.54%	16.01%	27.05%	15.82%	-16.61%	32.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,684	$11,163	$9,321	$6,799	$5,900	$5,259
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.05%	1.17%	1.38%	1.18%	1.18%
Portfolio Turnover Rate[2]	1%	3%	2%	3%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
25

ESG U.S. Stock ETF
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $276,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
26

ESG U.S. Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,624,571	—	1,815	11,626,386
Rights	—	—	—	—
Temporary Cash Investments	53,424	—	—	53,424
Total	11,677,995	—	1,815	11,679,810

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(137)	—	—	(137)
Swap Contracts	—	(635)	—	(635)
Total	(137)	(635)	—	(772)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,602,614
Gross Unrealized Appreciation	4,635,076
Gross Unrealized Depreciation	(558,652)
Net Unrealized Appreciation (Depreciation)	4,076,424
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $304,440,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $167,230,000 of investment securities and sold $198,704,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $415,553,000 and $340,127,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $29,555,000 and sales were $35,638,000, resulting in net realized loss of $8,720,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
Issued	3,550	9,225
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,950)	(5,175)
Net Increase (Decrease) in Shares Outstanding	600	4,050
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
27

ESG U.S. Stock ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q43932 042026
28

Financial Statements
For the six-months ended February 28, 2026
Vanguard ESG International Stock ETF

Contents
Financial Statements	1

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (4.3%)
	Commonwealth Bank of Australia	333,351	41,359
	National Australia Bank Ltd.	610,072	21,263
	Westpac Banking Corp.	682,748	20,639
	ANZ Group Holdings Ltd.	593,413	16,889
	Wesfarmers Ltd.	224,921	12,742
	Macquarie Group Ltd.	67,950	10,312
	CSL Ltd.	96,386	10,090
	Goodman Group	395,741	8,141
	Transurban Group	618,547	6,306
	Woolworths Group Ltd.	242,096	6,206
	Northern Star Resources Ltd.	275,759	6,045
	Brambles Ltd.	273,028	4,869
	Fortescue Ltd.	315,621	4,741
	Evolution Mining Ltd.	397,922	4,721
	QBE Insurance Group Ltd.	302,314	4,695
	Telstra Group Ltd.	796,783	2,937
	Scentre Group	1,054,311	2,866
*	James Hardie Industries plc	112,734	2,756
*	Lynas Rare Earths Ltd.	180,133	2,388
	Computershare Ltd.	107,068	2,361
*	PLS Group Ltd.	622,477	2,291
	Suncorp Group Ltd.	215,955	2,248
	Insurance Australia Group Ltd.	455,356	2,158
	Cochlear Ltd.	13,108	1,856
*	Xero Ltd.	31,296	1,847
	Stockland	477,655	1,737
	Medibank Pvt Ltd.	554,201	1,727
	Sigma Healthcare Ltd.	845,284	1,704
	BlueScope Steel Ltd.	85,405	1,701
	Sonic Healthcare Ltd.	94,701	1,607
	Charter Hall Group	97,569	1,531
[1]	ASX Ltd.	38,883	1,465
*	Mineral Resources Ltd.	33,857	1,463
	GPT Group	403,625	1,453
*	Sandfire Resources Ltd.	96,361	1,382
	Vicinity Ltd.	788,222	1,374
	CAR Group Ltd.	72,431	1,367
	JB Hi-Fi Ltd.	22,745	1,330
*	NEXTDC Ltd.	129,396	1,277
	Ramelius Resources Ltd.	386,382	1,269
	WiseTech Global Ltd.	37,441	1,267
	Mirvac Group	832,553	1,214
	Perseus Mining Ltd.	276,332	1,188
[1]	REA Group Ltd.	9,852	1,166
	Ramsay Health Care Ltd.	37,487	1,151
	Technology One Ltd.	62,159	1,151
*	Genesis Minerals Ltd.	212,944	1,133
	HUB24 Ltd.	16,097	1,118
	Qantas Airways Ltd.	150,893	1,068
	Westgold Resources Ltd.	184,954	1,027
*	Greatland Resources Ltd.	102,155	1,025
	Regis Resources Ltd.	150,366	1,018
	Pro Medicus Ltd.	10,843	1,001
	Dexus	205,137	980
*	Vault Minerals Ltd.	210,715	886
*	Capricorn Metals Ltd.	81,868	874
	SEEK Ltd.	71,054	839
*	IGO Ltd.	135,618	830
	Bendigo & Adelaide Bank Ltd.	107,770	821
	Downer EDI Ltd.	132,249	808

ESG International Stock ETF
		Shares	Market Value• ($000)
	Cleanaway Waste Management Ltd.	424,105	769
	Atlas Arteria Ltd.	202,371	691
	Steadfast Group Ltd.	217,370	681
	Bank of Queensland Ltd.	127,345	634
	Ansell Ltd.	27,041	626
	Challenger Ltd.	97,677	620
	Eagers Automotive Ltd.	36,006	615
	Reece Ltd.	52,191	581
*	Liontown Ltd.	480,173	581
	Sims Ltd.	33,423	522
	Netwealth Group Ltd.	26,718	489
	National Storage REIT	237,298	469
	Harvey Norman Holdings Ltd.	110,831	454
*	Resolute Mining Ltd.	425,627	452
	Iluka Resources Ltd.	93,801	450
	nib holdings Ltd.	97,605	445
[1]	Breville Group Ltd.	19,589	444
	AMP Ltd.	478,913	442
	AUB Group Ltd.	24,459	441
*	Bellevue Gold Ltd.	310,693	413
	Lendlease Corp. Ltd.	137,034	409
[1]	Pinnacle Investment Management Group Ltd.	36,387	406
*,1	DroneShield Ltd.	156,506	404
	Reliance Worldwide Corp. Ltd.	152,041	360
*	Telix Pharmaceuticals Ltd.	47,594	344
	Orora Ltd.	223,348	341
*	Zip Co. Ltd.	246,499	335
	Region Group	202,921	334
	Super Retail Group Ltd.	28,935	319
*	Insignia Financial Ltd.	93,243	310
[1]	Flight Centre Travel Group Ltd.	33,656	309
*	Judo Capital Holdings Ltd.	239,546	294
	Perpetual Ltd.	20,617	272
*	IperionX Ltd.	56,732	271
*	Predictive Discovery Ltd.	379,100	268
	Imdex Ltd.	88,459	267
*	Mesoblast Ltd.	167,076	266
	Champion Iron Ltd.	69,443	265
*	Tuas Ltd.	57,217	262
*	Alkane Resources Ltd.	207,738	259
*	Catalyst Metals Ltd.	41,996	256
*	PEXA Group Ltd.	23,233	248
	ARB Corp. Ltd.	13,466	246
*	Pantoro Gold Ltd.	59,697	246
	Deterra Royalties Ltd.	79,460	244
*	Nickel Industries Ltd.	334,671	240
	Waypoint REIT Ltd.	126,645	230
	Bega Cheese Ltd.	50,775	227
	Ingenia Communities Group	67,718	220
*	Ora Banda Mining Ltd.	228,354	211
	EVT Ltd.	21,129	200
*,2	Corporate Travel Management Ltd.	21,314	195
	Helia Group Ltd.	45,416	195
	Magellan Financial Group Ltd.	31,342	188
	Generation Development Group Ltd.	56,619	187
	Centuria Capital Group	138,359	186
	Premier Investments Ltd.	19,392	185
	Lovisa Holdings Ltd.	10,801	184
	Nine Entertainment Co. Holdings Ltd.	244,376	183
	Nick Scali Ltd.	13,793	183
	Regis Healthcare Ltd.	36,717	182
	TPG Telecom Ltd.	64,488	181
*	Neuren Pharmaceuticals Ltd.	19,550	181
*	Develop Global Ltd.	43,995	181
	SRG Global Ltd.	86,973	180
	GQG Partners Inc.	135,914	178
*	Superloop Ltd.	82,635	173
*	Megaport Ltd.	27,044	169
	Domino's Pizza Enterprises Ltd.	11,575	167
	IRESS Ltd.	31,279	166

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	IDP Education Ltd.	49,279	163
*	Clarity Pharmaceuticals Ltd.	63,681	163
	GrainCorp Ltd. Class A	36,766	161
	Arena REIT	65,368	159
*	Elevra Lithium Ltd.	27,423	159
	Elders Ltd.	30,681	158
	DigiCo Infrastructure REIT	107,352	157
	Aussie Broadband Ltd.	43,340	156
	Service Stream Ltd.	100,376	149
	Amotiv Ltd.	26,201	147
*	WEB Travel Group Ltd.	63,155	145
*	Vulcan Energy Resources Ltd.	53,270	142
	Data#3 Ltd.	28,225	140
	Regal Partners Ltd.	59,608	137
	Collins Foods Ltd.	18,922	135
*	Macquarie Technology Group Ltd.	2,729	132
	SmartGroup Corp. Ltd.	20,928	131
	Supply Network Ltd.	5,115	129
*,1	Weebit Nano Ltd.	36,213	128
*	St. Barbara Ltd.	197,269	117
	McMillan Shakespeare Ltd.	10,201	117
	Kelsian Group Ltd.	35,229	113
*	Virgin Australia Holdings Ltd.	49,557	111
*	SiteMinder Ltd.	43,096	110
	Hansen Technologies Ltd.	28,987	109
	Credit Corp. Group Ltd.	12,355	107
*	Nanosonics Ltd.	44,114	107
[1]	IPH Ltd.	41,930	107
	HMC Capital Ltd.	52,528	104
	Maas Group Holdings Ltd.	30,682	104
	Integral Diagnostics Ltd.	59,376	103
*	Temple & Webster Group Ltd.	17,644	103
	Dicker Data Ltd.	14,345	102
[1]	PWR Holdings Ltd.	14,246	102
	Abacus Storage King	94,924	101
	EQT Holdings Ltd.	6,374	99
*	Nufarm Ltd.	64,720	95
	Ridley Corp. Ltd.	44,046	90
[1]	Inghams Group Ltd.	60,750	89
	MyState Ltd.	27,556	89
*	Catapult Sports Ltd.	34,282	87
*	Chalice Mining Ltd.	62,487	86
*,2	Opthea Ltd.	206,684	79
	Bravura Solutions Ltd.	53,055	78
*,1	Lifestyle Communities Ltd.	22,116	78
*	PolyNovo Ltd.	112,097	77
	Redox Ltd.	32,916	75
*	Select Harvests Ltd.	25,758	74
	Vulcan Steel Ltd.	14,292	73
	Cromwell Property Group	226,840	72
*	Alpha HPA Ltd.	153,263	71
	Navigator Global Investments Ltd.	37,558	68
	L1 Group Ltd.	76,294	67
	Cedar Woods Properties Ltd.	9,980	64
	GWA Group Ltd.	36,940	63
*	Myer Holdings Ltd.	235,996	63
	oOh!media Ltd.	87,015	63
	Australian Ethical Investment Ltd.	16,735	62
	Clinuvel Pharmaceuticals Ltd.	8,461	60
	FleetPartners Group Ltd.	30,424	57
*	Fineos Corp. Ltd.	30,713	56
*	Aurelia Metals Ltd.	245,205	53
*	Wildcat Resources Ltd.	157,634	53
	Healius Ltd.	107,388	52
	GDI Property Group Partnership	115,508	52
*	Nuix Ltd.	38,378	52
*	Oceania Healthcare Ltd.	101,609	51
	Abacus Group	66,117	51
	Growthpoint Properties Australia Ltd.	31,461	50
*	Tyro Payments Ltd.	78,187	49

ESG International Stock ETF
		Shares	Market Value• ($000)
	Accent Group Ltd.	58,376	48
	Australian Clinical Labs Ltd.	29,328	47
	Praemium Ltd.	84,974	46
	Australian Finance Group Ltd.	31,599	41
*	Baby Bunting Group Ltd.	28,637	41
	Solvar Ltd.	28,545	38
	Bapcor Ltd. (XASX)	59,792	37
	Kogan.com Ltd.	12,462	37
*	ioneer Ltd.	350,440	37
*	29Metals Ltd.	118,760	34
*,1	BrainChip Holdings Ltd.	304,636	34
	G8 Education Ltd.	134,206	32
*	EML Payments Ltd.	64,729	30
*,1	Audinate Group Ltd.	13,727	30
*	Australian Agricultural Co. Ltd.	28,802	28
*	Coast Entertainment Holdings Ltd.	67,417	28
	Webjet Group Ltd.	71,176	28
	Humm Group Ltd.	54,062	27
*,2	Bapcor Ltd.	43,965	27
*,2	AVZ Minerals Ltd.	335,342	24
*,1	Novonix Ltd.	94,513	24
*,1	Syrah Resources Ltd.	130,914	22
*	Mayne Pharma Group Ltd.	11,925	21
*	OFX Group Ltd.	33,880	16
[2]	Leo Lithium Ltd.	145,596	—
*,2	ESG Minerals Ltd.	8,773	—
			276,487
Austria (0.2%)
	Erste Group Bank AG	55,915	6,637
[3]	BAWAG Group AG	15,692	2,430
	Raiffeisen Bank International AG	25,637	1,274
	ANDRITZ AG	13,475	1,170
	Wienerberger AG	21,864	718
	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,979	544
	UNIQA Insurance Group AG	22,629	447
	Strabag SE	3,868	436
	DO & CO AG	1,446	370
*	AT&S Austria Technologie & Systemtechnik AG	5,012	303
	Oesterreichische Post AG	5,526	229
	CA Immobilien Anlagen AG	5,343	167
	Telekom Austria AG Class A	13,585	153
	Porr AG	2,685	124
*	CPI Europe AG	5,362	102
	Palfinger AG	2,176	100
*	Lenzing AG	3,374	97
	Agrana Beteiligungs AG	1,103	15
			15,316
Belgium (0.7%)
*	Argenx SE	12,143	9,394
	UCB SA	23,857	7,166
	KBC Group NV	44,958	6,089
	Ageas SA/NV	34,794	2,583
	Groupe Bruxelles Lambert NV	15,062	1,511
	Elia Group SA/NV Class B	9,142	1,453
	Ackermans & van Haaren NV	4,139	1,419
	Warehouses De Pauw CVA	36,990	1,136
	Financiere de Tubize SA	3,959	1,064
	Lotus Bakeries NV	80	995
	Umicore SA	44,152	941
	D'ieteren Group	4,325	935
	Sofina SA	3,084	916
	Aedifica SA	9,796	907
	Syensqo SA	14,819	845
	Cofinimmo SA	7,608	832
	KBC Ancora	7,643	679
	Solvay SA	13,478	443
	Montea NV	4,457	413
	VGP NV	3,122	405
	Melexis NV	4,944	332

ESG International Stock ETF
		Shares	Market Value• ($000)
	Azelis Group NV	32,923	328
	Fagron	10,260	276
	Gimv NV	4,646	257
	Xior Student Housing NV	7,032	249
	Colruyt Group NV	5,457	222
	Proximus SADP	23,331	192
	Shurgard Self Storage Ltd.	5,680	187
	Retail Estates NV	2,078	169
	Barco NV	12,004	154
*	Vastned NV	2,068	76
	Kinepolis Group NV	2,277	73
*	bpost SA	17,822	45
*	Ontex Group NV	8,272	45
			42,731
Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	1,044,186	3,646
	Banco BTG Pactual SA	244,117	2,917
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	92,628	2,781
	Banco do Brasil SA	339,731	1,786
	Localiza Rent a Car SA	174,070	1,723
	Equatorial SA	201,961	1,659
[3]	Rede D'Or Sao Luiz SA	194,800	1,531
	Suzano SA	132,572	1,500
	Raia Drogasil SA	261,041	1,277
	Telefonica Brasil SA	147,536	1,243
	Banco Bradesco SA	296,835	1,064
	Itau Unibanco Holding SA	109,015	927
	BB Seguridade Participacoes SA	132,000	893
	TIM SA	158,800	864
	TOTVS SA	106,435	786
	Rumo SA	251,899	785
	Motiva Infraestrutura de Mobilidade SA	238,058	773
	MBRF Global Foods Co. SA	164,620	664
	Energisa SA	60,205	632
	Klabin SA	157,566	632
	Lojas Renner SA	196,286	596
*	Cia De Sanena Do Parana	59,700	525
	Banco Santander Brasil SA	79,232	518
	Sendas Distribuidora SA	281,589	513
	Allos SA	78,724	502
*	Multiplan Empreendimentos Imobiliarios SA	68,415	470
	Smartfit Escola de Ginastica e Danca SA	112,419	443
	Caixa Seguridade Participacoes SA	125,500	435
	Transmissora Alianca de Energia Eletrica SA	48,700	420
	Alupar Investimento SA	59,266	413
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	386
	Porto Seguro SA	37,200	380
*	Natura Cosmeticos SA	189,987	338
[3]	GPS Participacoes e Empreendimentos SA	85,600	307
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,100	294
	Iguatemi SA	47,682	272
	Cogna Educacao SA	361,790	247
*	Hypera SA	54,600	246
	Direcional Engenharia SA	65,631	209
*	Cia Siderurgica Nacional SA	107,634	181
*	MRV Engenharia e Participacoes SA	87,400	175
	Cury Construtora e Incorporadora SA	22,200	168
	Fleury SA	49,499	162
*	Orizon Valorizacao de Residuos SA	9,900	143
*,3	Hapvida Participacoes e Investimentos SA	68,884	141
	Auren Energia SA	58,032	134
	Odontoprev SA	44,610	127
	Magazine Luiza SA	69,038	126
	Vivara Participacoes SA	20,700	126
*	IRB-Brasil Resseguros SA	10,336	125
	SLC Agricola SA	37,372	120
	Azzas 2154 SA	23,182	118
	EcoRodovias Infraestrutura e Logistica SA	56,200	117
	JHSF Participacoes SA	60,400	117

ESG International Stock ETF
		Shares	Market Value• ($000)
	YDUQS Participacoes SA	43,200	112
	Fundo De Investimento Imobiliario VBI Prime Properties	7,268	111
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,900	104
*	Hidrovias do Brasil SA	123,387	101
	Fras-Le SA	20,300	97
	M Dias Branco SA	20,900	95
	Sao Martinho SA	26,300	92
	Minerva SA	90,269	92
	Cia Energetica de Minas Gerais	29,161	89
	Grupo Mateus SA	78,300	87
	Vulcabras SA	23,432	87
	CSN Mineracao SA	81,400	86
	C&A Modas SA	32,500	82
	Dexco SA	73,492	78
	Mills Locacao Servicos e Logistica SA	26,000	77
	Tres Tentos Agroindustrial SA	22,400	75
	Mahle Metal Leve SA	10,300	73
	SIMPAR SA	29,150	72
*	Oncoclinicas do Brasil Servicos Medicos SA	139,300	72
*	Cia Brasileira de Aluminio	33,669	67
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,893	65
	Ez Tec Empreendimentos e Participacoes SA	18,056	56
	LOG Commercial Properties e Participacoes SA	10,167	56
	Grendene SA	53,800	53
	Grupo SBF SA	18,500	46
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	43
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	42
*	Tupy SA	15,400	41
[3]	LWSA SA	54,200	38
*	Cia Brasileira de Distribuicao	59,679	36
*	Log-in Logistica Intermodal SA	5,800	36
	Iochpe Maxion SA	16,900	35
*	Uniao Pet Participacoes SA	57,300	34
*	Banco ABC Brasil SA	1,685	9
*	Azul SA	169,763	—
			40,016
Canada (6.4%)
	Royal Bank of Canada	281,569	47,079
*	Shopify Inc. Class A (XNYS)	240,504	29,034
	Agnico Eagle Mines Ltd.	99,633	25,026
	Bank of Montreal	143,237	20,614
	Canadian Imperial Bank of Commerce	186,418	18,831
	Bank of Nova Scotia	247,692	18,791
	Wheaton Precious Metals Corp.	90,379	14,727
	Manulife Financial Corp.	340,289	12,117
	National Bank of Canada	77,504	10,817
	Kinross Gold Corp.	240,906	8,905
	Waste Connections Inc.	50,517	8,693
	Dollarama Inc.	52,745	7,765
	Fairfax Financial Holdings Ltd.	4,393	7,561
	Sun Life Financial Inc.	112,105	7,347
	Nutrien Ltd.	97,316	7,319
	Intact Financial Corp.	35,513	6,856
*	Celestica Inc.	22,837	6,342
	Pan American Silver Corp.	83,271	5,713
	Teck Resources Ltd. Class B	96,042	5,641
	Power Corp. of Canada	106,692	5,359
	Loblaw Cos. Ltd.	110,685	5,130
	Restaurant Brands International Inc.	64,259	4,610
	Alamos Gold Inc. Class A	84,109	4,559
	Lundin Mining Corp.	136,791	4,358
*	First Quantum Minerals Ltd.	135,407	4,054
	RB Global Inc.	36,941	3,721
	Brookfield Asset Management Ltd. Class A	76,188	3,557
	Magna International Inc.	53,438	3,370
[1]	First Majestic Silver Corp.	90,058	2,881
	CGI Inc.	39,069	2,857
	Metro Inc. Class A	39,564	2,819
*	Equinox Gold Corp.	147,888	2,776

ESG International Stock ETF
		Shares	Market Value• ($000)
	Thomson Reuters Corp.	27,642	2,661
[3]	Hydro One Ltd.	61,169	2,629
*	IAMGOLD Corp. (XTSE)	106,546	2,621
[1]	Great-West Lifeco Inc.	53,418	2,581
	Toromont Industries Ltd.	16,319	2,533
	Gildan Activewear Inc.	36,233	2,470
	GFL Environmental Inc.	52,745	2,331
	George Weston Ltd.	30,984	2,274
	Hudbay Minerals Inc.	77,386	2,193
	iA Financial Corp. Inc.	18,973	2,158
	OceanaGold Corp.	46,503	1,978
	Element Fleet Management Corp.	80,883	1,927
	Eldorado Gold Corp.	40,999	1,904
	TMX Group Ltd.	55,893	1,885
	Lundin Gold Inc.	19,824	1,869
*	Ivanhoe Mines Ltd. Class A	158,451	1,812
	OR Royalties Inc.	35,626	1,688
*	Aritzia Inc.	18,851	1,669
	BCE Inc.	62,708	1,648
	B2Gold Corp.	259,043	1,591
	Saputo Inc.	49,607	1,583
	TELUS Corp.	101,437	1,391
*	Capstone Copper Corp.	133,947	1,386
*	New Gold Inc.	99,025	1,330
	FirstService Corp.	8,361	1,317
*	SSR Mining Inc.	40,244	1,294
	Open Text Corp.	50,074	1,240
	DPM Metals Inc.	27,956	1,210
	Brookfield Renewable Corp.	28,043	1,197
	Torex Gold Resources Inc.	19,108	1,164
*	Descartes Systems Group Inc.	17,526	1,159
	Colliers International Group Inc.	9,149	1,085
	Boyd Group Inc.	5,501	960
	Definity Financial Corp.	19,143	958
	Chartwell Retirement Residences	57,983	945
*	G Mining Ventures Corp.	22,714	930
	Canadian Apartment Properties REIT	31,955	884
	RioCan REIT	58,875	852
	Centerra Gold Inc.	40,193	845
	IGM Financial Inc.	16,471	819
	Granite REIT	12,140	819
	Orla Mining Ltd.	37,846	819
	Onex Corp.	10,859	807
*	Novagold Resources Inc.	57,026	761
*	K92 Mining Inc.	30,630	738
	Stella-Jones Inc.	10,636	730
	West Fraser Timber Co. Ltd.	10,908	724
	Methanex Corp.	13,942	703
	First Capital REIT	40,764	639
	Premium Brands Holdings Corp.	8,189	636
	Choice Properties REIT	53,535	622
	SmartCentres REIT	27,228	554
*	Kinaxis Inc.	5,709	542
*	Fortuna Mining Corp.	39,025	533
	Dream Industrial REIT	54,427	530
*	Discovery Silver Corp.	63,474	524
*	Endeavour Silver Corp.	37,068	516
	Linamar Corp.	7,317	504
	Sprott Inc.	2,982	484
*	Skeena Resources Ltd.	12,558	479
	BRP Inc.	6,490	476
	Quebecor Inc. Class B	11,391	471
*	Galaxy Digital Inc. Class A	21,840	449
*	Seabridge Gold Inc.	11,369	448
*	ERO Copper Corp.	12,373	423
*	BlackBerry Ltd.	123,624	420
	Boralex Inc. Class A	20,104	409
*	Air Canada	26,691	404
	North West Co. Inc.	9,834	404
*	NGEx Minerals Ltd.	17,499	404

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Perpetua Resources Corp.	10,685	394
	H&R REIT	51,400	393
*	Wesdome Gold Mines Ltd.	19,549	384
	Boardwalk REIT	7,880	378
*	Allied Gold Corp.	11,448	362
	Triple Flag Precious Metals Corp.	8,093	335
*	Bausch Health Cos. Inc.	53,205	316
	EQB Inc.	3,583	303
	Primaris REIT	20,999	281
	Maple Leaf Foods Inc.	13,215	272
	Allied Properties REIT	33,782	236
*	Lightspeed Commerce Inc.	25,115	227
	Sienna Senior Living Inc.	13,215	227
*	Trisura Group Ltd.	6,348	217
	Transcontinental Inc. Class A	12,652	216
	Labrador Iron Ore Royalty Corp.	9,324	213
	Killam Apartment REIT	15,665	194
	Altus Group Ltd.	5,566	191
	Pet Valu Holdings Ltd.	9,124	191
	Brookfield Wealth Solutions Ltd.	4,058	180
*	IAMGOLD Corp.	6,994	172
*	NFI Group Inc.	13,713	171
	Winpak Ltd.	4,658	165
	InterRent REIT	15,317	150
	OR Royalties Inc. (XNYS)	2,950	140
	goeasy Ltd.	1,743	137
	Cargojet Inc.	1,723	121
	Cogeco Communications Inc.	1,924	102
	Crombie REIT	8,344	100
*	Canfor Corp.	9,348	94
	Enghouse Systems Ltd.	7,004	91
	Brookfield Business Corp. Class A	2,452	84
	CT REIT	6,400	81
*	Shopify Inc. Class A (XTSE)	618	75
	Leon's Furniture Ltd.	3,606	75
	Canada Packers Inc.	2,792	39
			408,479
Chile (0.2%)
	Banco de Chile	8,924,475	1,841
	Latam Airlines Group SA	49,323,257	1,386
	Falabella SA	167,395	1,244
	Banco Santander Chile	12,298,228	1,056
	Banco de Credito e Inversiones SA	15,307	1,049
	Cencosud SA	259,810	812
	Plaza SA	155,424	727
	Parque Arauco SA	137,113	651
	Empresas CMPC SA	210,252	312
*	Sociedad Quimica y Minera de Chile SA ADR	4,041	308
	Banco Itau Chile SA	12,125	290
	Cencosud Shopping SA	97,075	281
	Quinenco SA	55,260	279
	Latam Airlines Group SA ADR	4,808	270
	Aguas Andinas SA Class A	454,340	192
	Inversiones La Construccion SA	6,433	149
	Cia Sud Americana de Vapores SA	2,396,137	130
	Empresa Nacional de Telecomunicaciones SA	25,073	112
	Inversiones Aguas Metropolitanas SA	92,974	111
	SMU SA	586,387	103
*	CAP SA	12,470	102
	Ripley Corp. SA	158,688	80
	SONDA SA	95,307	33
			11,518
China (7.7%)
	Alibaba Group Holding Ltd.	3,570,400	64,613
	China Construction Bank Corp. Class H	17,451,000	17,755
*	PDD Holdings Inc. ADR	151,889	15,755
*,3	Xiaomi Corp. Class B	3,432,400	15,181
	Industrial & Commercial Bank of China Ltd. Class H	15,947,000	13,116
	Ping An Insurance Group Co. of China Ltd. Class H	1,301,500	11,259

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Meituan Class B	1,061,055	10,926
	BYD Co. Ltd. Class H	735,500	8,867
	NetEase Inc.	363,815	8,195
	Bank of China Ltd. Class H	13,576,000	8,034
	JD.com Inc. Class A	504,303	6,695
	Trip.com Group Ltd.	118,548	6,152
	China Life Insurance Co. Ltd. Class H	1,487,000	5,965
	China Merchants Bank Co. Ltd. Class H	754,000	4,690
[3]	Kuaishou Technology	555,300	4,403
	Agricultural Bank of China Ltd. Class H	6,201,000	4,199
[3]	Pop Mart International Group Ltd.	133,800	3,937
*	BeOne Medicines Ltd. Class H	156,100	3,854
	Yum China Holdings Inc. (XHKG)	67,750	3,748
*,3	Wuxi Biologics Cayman Inc.	695,737	3,572
*,3	Innovent Biologics Inc.	321,500	3,498
	Contemporary Amperex Technology Co. Ltd. Class A	60,929	3,031
	PICC Property & Casualty Co. Ltd. Class H	1,382,000	2,852
	China Hongqiao Group Ltd.	622,500	2,808
	ANTA Sports Products Ltd.	251,400	2,720
	Geely Automobile Holdings Ltd. Class A	1,251,900	2,574
*	XPeng Inc. Class A	292,400	2,563
	China Resources Land Ltd.	587,000	2,372
	China Pacific Insurance Group Co. Ltd. Class H	514,000	2,353
	CMOC Group Ltd. Class H	717,000	2,206
[3]	Nongfu Spring Co. Ltd. Class H	362,600	2,188
	H World Group Ltd.	391,930	2,164
[1]	ZTO Express Cayman Inc.	88,550	2,138
*	Li Auto Inc. Class A	241,436	2,120
	KE Holdings Inc. ADR	126,036	2,073
	CSPC Pharmaceutical Group Ltd.	1,605,280	2,021
*,3	Akeso Inc.	138,000	1,880
*,1,3	SenseTime Group Inc. Class B	5,611,000	1,832
*	Horizon Robotics	1,714,200	1,798
*	NIO Inc. Class A	353,825	1,749
	New Oriental Education & Technology Group Inc.	311,990	1,716
	Yangzijiang Shipbuilding Holdings Ltd.	500,100	1,709
*,3	Hua Hong Semiconductor Ltd. Class H	136,757	1,685
	China CITIC Bank Corp. Ltd. Class H	1,800,000	1,656
	China Merchants Bank Co. Ltd. Class A	288,481	1,629
	Weichai Power Co. Ltd. Class H	389,000	1,619
	Haier Smart Home Co. Ltd. Class H	472,000	1,603
*	Bilibili Inc.	57,083	1,593
*	J&T Global Express Ltd.	1,176,400	1,542
*,3	JD Health International Inc.	210,600	1,524
	Full Truck Alliance Co. Ltd. ADR	162,047	1,520
	Sino Biopharmaceutical Ltd.	1,965,000	1,515
	Zhaojin Mining Industry Co. Ltd. Class H	336,500	1,483
	People's Insurance Co. Group of China Ltd. Class H	1,795,000	1,466
	New China Life Insurance Co. Ltd. Class H	201,400	1,417
	China Overseas Land & Investment Ltd.	757,000	1,383
	Li Ning Co. Ltd.	479,678	1,374
[3]	China Tower Corp. Ltd. Class H	947,900	1,349
	Ping An Insurance Group Co. of China Ltd. Class A	145,970	1,342
[3]	WuXi AppTec Co. Ltd. Class H	87,936	1,335
	China Yangtze Power Co. Ltd. Class A	343,690	1,305
	Foxconn Industrial Internet Co. Ltd. Class A	160,000	1,294
	China Gold International Resources Corp. Ltd.	49,300	1,291
	Bank of Communications Co. Ltd. Class H	1,440,000	1,260
	Hygon Information Technology Co. Ltd. Class A	32,835	1,246
	China Mengniu Dairy Co. Ltd.	593,120	1,222
[3]	Postal Savings Bank of China Co. Ltd. Class H	1,917,000	1,206
	Zhongji Innolight Co. Ltd. Class A	15,400	1,193
[3]	Guotai Haitong Securities Co. Ltd. Class H	581,904	1,185
	CITIC Securities Co. Ltd. Class H	329,537	1,180
	Jiangxi Copper Co. Ltd. Class H	197,000	1,143
	Agricultural Bank of China Ltd. Class A	1,216,100	1,135
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	132,400	1,099
	Industrial & Commercial Bank of China Ltd. Class A	1,041,375	1,051
	COSCO SHIPPING Holdings Co. Ltd. Class H	540,900	1,050
[3]	Hansoh Pharmaceutical Group Co. Ltd.	232,000	1,033

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Contemporary Amperex Technology Co. Ltd. Class H	16,300	1,030
	Sunny Optical Technology Group Co. Ltd.	137,400	1,016
	Kanzhun Ltd. ADR	62,732	1,009
*	Cambricon Technologies Corp. Ltd. Class A	5,887	1,009
[3]	3SBio Inc.	356,500	1,005
	BYD Co. Ltd. Class A	73,200	951
	China Galaxy Securities Co. Ltd. Class H	750,000	947
[3]	Shandong Gold Mining Co. Ltd. Class H	179,100	945
[3]	China International Capital Corp. Ltd. Class H	356,000	917
*	GDS Holdings Ltd. Class A	170,941	886
	CMOC Group Ltd. Class A	247,500	865
*	TAL Education Group ADR	81,411	857
*	Alibaba Health Information Technology Ltd.	1,184,000	842
	China Taiping Insurance Holdings Co. Ltd.	287,800	838
*	GCL Technology Holdings Ltd.	5,453,000	834
*	UBTech Robotics Corp. Ltd. Class H	53,300	823
	Vipshop Holdings Ltd. ADR	46,974	818
*,1	XtalPi Holdings Ltd.	608,000	802
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	97,110	799
	Industrial Bank Co. Ltd. Class A	293,300	783
	Minth Group Ltd.	138,000	771
	East Money Information Co. Ltd. Class A	234,700	770
[3]	China Resources Mixc Lifestyle Services Ltd.	126,000	764
	Great Wall Motor Co. Ltd. Class H	461,000	755
	China Minsheng Banking Corp. Ltd. Class H	1,457,000	753
[3]	Ganfeng Lithium Group Co. Ltd. Class H	84,800	743
*	Kingdee International Software Group Co. Ltd.	573,000	735
	Sinotruk Hong Kong Ltd.	139,000	732
	Bank of Communications Co. Ltd. Class A	738,300	705
	Luxshare Precision Industry Co. Ltd. Class A	95,614	698
	Sinopharm Group Co. Ltd. Class H	258,500	697
	Kingsoft Corp. Ltd.	207,800	690
	Shanghai Pudong Development Bank Co. Ltd. Class A	478,800	678
	Atour Lifestyle Holdings Ltd. ADR	17,115	672
	Tongcheng Travel Holdings Ltd.	252,400	665
	NAURA Technology Group Co. Ltd. Class A	9,458	650
*	WuXi XDC Cayman Inc.	80,470	650
	Tingyi Cayman Islands Holding Corp.	378,000	631
	China National Building Material Co. Ltd. Class H	719,332	624
	CITIC Securities Co. Ltd. Class A	154,251	615
	Wanhua Chemical Group Co. Ltd. Class A	44,600	604
	Kingboard Holdings Ltd.	116,500	602
	BYD Electronic International Co. Ltd.	146,500	601
	Suzhou TFC Optical Communication Co. Ltd. Class A	11,100	594
	Bank of China Ltd. Class A	763,200	588
[1]	Wanguo Gold Group Ltd.	255,500	585
	Sungrow Power Supply Co. Ltd. Class A	27,785	584
	China Railway Group Ltd. Class H	855,000	566
*,1	China Ruyi Holdings Ltd.	2,172,000	564
[1,3]	Huatai Securities Co. Ltd. Class H	262,800	562
	China Pacific Insurance Group Co. Ltd. Class A	93,500	556
*	Hesai Group ADR	20,404	550
*,3	JD Logistics Inc.	385,800	548
	Muyuan Foods Co. Ltd. Class A	79,612	545
	Bosideng International Holdings Ltd.	878,000	544
[3]	Longfor Group Holdings Ltd.	426,800	540
	CRRC Corp. Ltd. Class H	728,000	539
	Guotai Haitong Securities Co. Ltd.	194,686	538
[1]	ZTE Corp. Class H	153,600	532
	Victory Giant Technology Huizhou Co. Ltd. Class A	12,000	532
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	18,887	512
	Dongyue Group Ltd.	285,000	510
	XD Inc.	53,400	502
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	10,100	498
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	85,100	482
	Weichai Power Co. Ltd. Class A	117,465	477
	WuXi AppTec Co. Ltd. Class A	33,264	476
[3]	Meitu Inc.	660,500	476
	Far East Horizon Ltd.	477,000	471
	Sany Heavy Equipment International Holdings Co. Ltd.	234,000	471

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Medical System Holdings Ltd.	253,000	470
	Kingboard Laminates Holdings Ltd.	153,500	463
*,1	Kingsoft Cloud Holdings Ltd.	507,310	461
	Hengan International Group Co. Ltd.	122,500	456
	Advanced Micro-Fabrication Equipment Inc. China Class A	8,872	456
	GF Securities Co. Ltd. Class H	207,000	455
	Ping An Bank Co. Ltd. Class A	280,800	446
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	331,600	442
	MINISO Group Holding Ltd.	96,352	437
	China Everbright Environment Group Ltd.	667,000	436
*	Zai Lab Ltd.	226,770	430
	Bank of Ningbo Co. Ltd. Class A	91,200	416
[3]	China Feihe Ltd.	855,000	415
[1,3]	Giant Biogene Holding Co. Ltd.	100,400	409
	Seres Group Co. Ltd. Class A	26,000	407
	Xinyi Solar Holdings Ltd.	922,000	406
	Shandong Gold Mining Co. Ltd. Class A	58,160	403
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	3,699,000	401
	China Tourism Group Duty Free Corp. Ltd. Class A	34,123	401
	GigaDevice Semiconductor Inc. Class A	8,800	384
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	191,400	374
	CRRC Corp. Ltd. Class A	403,115	369
*	Nine Dragons Paper Holdings Ltd.	324,000	364
	China Cinda Asset Management Co. Ltd. Class H	2,261,000	363
*,3	NetEase Cloud Music Inc.	18,400	363
	Shenzhen Inovance Technology Co. Ltd. Class A	34,095	362
	Haitian International Holdings Ltd.	111,000	359
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	94,500	359
	China Construction Bank Corp. Class A	282,500	354
*,3	InnoCare Pharma Ltd. Class H	227,000	351
	SF Holding Co. Ltd. Class A	63,400	350
	China Merchants Securities Co. Ltd. Class A	143,720	348
	C&D International Investment Group Ltd.	180,000	348
	Zhejiang Huayou Cobalt Co. Ltd. Class A	30,299	347
	Shennan Circuits Co. Ltd. Class A	8,360	347
	Montage Technology Co. Ltd. Class A	14,425	343
	Zhongjin Gold Corp. Ltd. Class A	73,300	342
	TCL Electronics Holdings Ltd.	215,000	336
	COSCO SHIPPING Holdings Co. Ltd. Class A	153,080	335
*,3	Remegen Co. Ltd. Class H	32,500	333
	Brilliance China Automotive Holdings Ltd.	624,000	332
*,3	Ascentage Pharma Group International	55,500	332
	China Everbright Bank Co. Ltd. Class A	699,300	330
	China Tungsten & Hightech Materials Co. Ltd. Class A	34,230	330
*	Genscript Biotech Corp.	216,000	329
	BOE Technology Group Co. Ltd. Class A	504,059	329
	Ganfeng Lithium Group Co. Ltd. Class A	30,794	328
	Bank of Nanjing Co. Ltd. Class A	200,200	328
	Shengyi Technology Co. Ltd. Class A	32,100	323
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	61,660	323
	Country Garden Services Holdings Co. Ltd.	399,646	322
	Lens Technology Co. Ltd. Class A	62,835	321
	Haier Smart Home Co. Ltd. Class A	85,400	320
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	51,000	320
*,1	RoboSense Technology Co. Ltd.	69,600	320
	Beijing Kingsoft Office Software Inc. Class A	7,198	316
	GEM Co. Ltd. Class A	216,400	312
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	472,800	308
	Gree Electric Appliances Inc. of Zhuhai Class A	56,400	308
	Bank of Shanghai Co. Ltd. Class A	217,900	308
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	7,575	306
	Beijing Enterprises Water Group Ltd.	838,000	303
	New China Life Insurance Co. Ltd. Class A	27,400	302
	Jiangxi Copper Co. Ltd. Class A	35,700	302
	JOYY Inc. ADR	5,055	302
	Huatai Securities Co. Ltd. Class A	96,530	301
*,1	Microport Scientific Corp.	214,500	300
[3]	Yadea Group Holdings Ltd.	206,000	300
	Zangge Mining Co. Ltd. Class A	23,900	300
	China United Network Communications Ltd. Class A	417,100	299

ESG International Stock ETF
		Shares	Market Value• ($000)
	OmniVision Integrated Circuits Group Inc.	16,645	298
	Shenzhen International Holdings Ltd.	252,000	294
	China Minsheng Banking Corp. Ltd. Class A	515,900	292
*	LONGi Green Energy Technology Co. Ltd. Class A	109,232	292
	Wasion Holdings Ltd.	82,000	291
	Goldwind Science & Technology Co. Ltd. Class H	147,600	291
*,3	Ping An Healthcare & Technology Co. Ltd.	172,430	290
	Chongqing Rural Commercial Bank Co. Ltd. Class H	386,000	290
	WUS Printed Circuit Kunshan Co. Ltd. Class A	23,840	290
	Qfin Holdings Inc. Class A ADR	19,836	289
	Caitong Securities Co. Ltd. Class A	227,555	288
	Shanghai Conant Optical Co. Ltd. Class H	36,600	288
[1]	Jiangsu Expressway Co. Ltd. Class H	220,000	286
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	23,000	285
*	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	33,600	285
*	Phancy Group Co. Ltd. Class H	54,800	278
	Chaozhou Three-Circle Group Co. Ltd. Class A	30,094	277
*,3	Mobvista Inc.	183,000	277
	Zhejiang Expressway Co. Ltd. Class H	314,560	275
	Shenwan Hongyuan Group Co. Ltd. Class A	376,720	275
	ZTE Corp. Class A	48,835	275
*	Air China Ltd. Class A	219,200	269
	Bank of Beijing Co. Ltd. Class A	340,400	268
	Postal Savings Bank of China Co. Ltd. Class A	367,700	267
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	35,800	266
	China Everbright Bank Co. Ltd. Class H	630,000	265
*	Tianqi Lithium Corp. Class A	31,821	263
	China Railway Group Ltd. Class A	286,500	263
*	Air China Ltd. Class H	302,000	262
[3]	Simcere Pharmaceutical Group Ltd.	164,000	261
*	HUTCHMED China Ltd.	90,000	261
[1]	Greentown China Holdings Ltd.	194,500	260
	China Reinsurance Group Corp. Class H	1,230,000	259
	China Jinmao Holdings Group Ltd.	1,264,000	257
	Lingyi iTech Guangdong Co. Class A	114,800	257
*,3	East Buy Holding Ltd.	78,500	255
[3]	CSC Financial Co. Ltd. Class H	166,000	254
*,3	Keymed Biosciences Inc.	38,000	252
	Sunshine Insurance Group Co. Ltd. Class H	500,500	250
*,3	CALB Group Co. Ltd. Class H	75,600	250
	Tongling Nonferrous Metals Group Co. Ltd. Class A	215,100	249
	GF Securities Co. Ltd. Class A	81,855	249
	Goldwind Science & Technology Co. Ltd. Class A	60,100	249
	Eastroc Beverage Group Co. Ltd. Class A	7,059	249
	Fufeng Group Ltd.	238,000	247
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	69,500	247
	Zhongtai Securities Co. Ltd. Class A	263,498	246
	Avary Holding Shenzhen Co. Ltd. Class A	28,599	245
	Iflytek Co. Ltd. Class A	30,100	244
	China Communications Services Corp. Ltd. Class H	428,000	243
	Hangzhou Silan Microelectronics Co. Ltd. Class A	51,900	243
*	China Southern Airlines Co. Ltd. Class A	225,900	242
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	55,800	240
	SAIC Motor Corp. Ltd. Class A	113,900	238
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	63,169	237
	TravelSky Technology Ltd. Class H	172,000	235
	Eve Energy Co. Ltd. Class A	25,900	235
	Autohome Inc. ADR	12,183	234
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	157,000	233
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	90,500	231
*	China Eastern Airlines Corp. Ltd. Class H	324,000	230
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	230
*,1	Sunac China Holdings Ltd.	1,434,000	228
	Shenzhen Envicool Technology Co. Ltd. Class A	14,476	228
[1]	Fosun International Ltd.	458,500	226
*	Damai Entertainment Holdings Ltd.	2,150,000	224
	Nanjing Securities Co. Ltd. Class A	191,300	220
	China Three Gorges Renewables Group Co. Ltd. Class A	358,800	218
	Chinasoft International Ltd.	398,000	217
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	78,121	217

ESG International Stock ETF
		Shares	Market Value• ($000)
*	China Eastern Airlines Corp. Ltd. Class A	259,200	217
[1]	SF Holding Co. Ltd. Class H	45,800	210
*	China Southern Airlines Co. Ltd. Class H	278,000	209
	Xiamen Tungsten Co. Ltd. Class A	20,400	209
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	36,900	208
	Uni-President China Holdings Ltd.	207,000	204
	Shoucheng Holdings Ltd.	727,600	204
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	20,200	204
	Shanjin International Gold Co. Ltd. Class A	44,300	201
[3]	Topsports International Holdings Ltd.	496,000	199
	COSCO SHIPPING Ports Ltd.	236,000	196
	Guangzhou Automobile Group Co. Ltd. Class H	412,000	196
[3]	China Resources Pharmaceutical Group Ltd.	338,000	196
	Zhejiang Juhua Co. Ltd. Class A	32,400	196
	China CITIC Bank Corp. Ltd. Class A	185,600	195
	Shanghai United Imaging Healthcare Co. Ltd. Class A	10,270	195
*,1	China Vanke Co. Ltd. Class H	405,200	194
	Xtep International Holdings Ltd.	283,500	193
	Wens Foodstuff Group Co. Ltd. Class A	82,300	192
	Consun Pharmaceutical Group Ltd.	83,000	191
	Yunnan Aluminium Co. Ltd. Class A	42,000	191
	Grand Pharmaceutical Group Ltd.	188,500	189
*	Daqo New Energy Corp. ADR	7,849	189
	Piotech Inc. Class A	3,511	189
	CSC Financial Co. Ltd. Class A	54,200	188
	China Jushi Co. Ltd. Class A	47,844	188
	Yihai International Holding Ltd.	90,000	187
	Sinoma Science & Technology Co. Ltd. Class A	25,200	186
	Huaxia Bank Co. Ltd. Class A	191,000	186
	Lens Technology Co. Ltd. Class H	52,600	184
	Focus Media Information Technology Co. Ltd. Class A	177,700	183
	China International Capital Corp. Ltd. Class A	36,299	183
	Sihuan Pharmaceutical Holdings Group Ltd.	919,000	182
	Yunnan Baiyao Group Co. Ltd. Class A	22,200	182
	Jiangsu Zhongtian Technology Co. Ltd. Class A	42,900	182
	Chifeng Jilong Gold Mining Co. Ltd. Class H	36,000	182
	Hisense Home Appliances Group Co. Ltd. Class H	59,000	181
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	181
	Zhejiang Dahua Technology Co. Ltd. Class A	64,500	181
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	181
	China Galaxy Securities Co. Ltd. Class A	85,200	181
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	181
	Nexchip Semiconductor Corp. Class A	34,561	179
	Lee & Man Paper Manufacturing Ltd.	361,000	178
	Lonking Holdings Ltd.	408,000	178
	Zhejiang NHU Co. Ltd. Class A	38,756	178
	Chongqing Rural Commercial Bank Co. Ltd. Class A	188,200	178
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	176
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	440,000	174
	JCET Group Co. Ltd. Class A	24,500	172
	Western Securities Co. Ltd. Class A	146,500	171
	Jiangsu Linyang Energy Co. Ltd. Class A	187,100	171
	Zhejiang Chint Electrics Co. Ltd. Class A	35,305	170
*,1	Tianqi Lithium Corp. Class H	27,600	170
*,3	Tuhu Car Inc. Class A	92,700	170
	Huaqin Technology Co. Ltd. Class A	12,700	170
	GoerTek Inc. Class A	42,800	169
	TCL Technology Group Corp. Class A	233,120	169
	Hgtech Co. Ltd. Class A	12,800	167
	China Everbright Ltd.	148,000	166
	Zhejiang China Commodities City Group Co. Ltd. Class A	76,600	166
	China Zheshang Bank Co. Ltd. Class H	483,000	166
	IEIT Systems Co. Ltd. Class A	17,800	165
*,1,3	Weimob Inc.	671,000	165
	Haohua Chemical Science & Technology Co. Ltd. Class A	30,000	165
*	Hua Hong Semiconductor Ltd. Class A	8,871	164
	Zhongsheng Group Holdings Ltd.	123,500	163
	Sharetronic Data Technology Co. Ltd. Class A	4,200	163
	Guangdong Haid Group Co. Ltd. Class A	20,300	162
	Henan Shuanghui Investment & Development Co. Ltd. Class A	42,300	162

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	162
[3]	China Merchants Securities Co. Ltd. Class H	90,060	162
	Han's Laser Technology Industry Group Co. Ltd. Class A	15,400	162
	Chongqing Changan Automobile Co. Ltd. Class A	98,618	159
	Western Superconducting Technologies Co. Ltd. Class A	12,043	158
*	United Nova Technology Co. Ltd. Class A	139,555	158
	Shanghai Baosight Software Co. Ltd. Class B	145,400	157
*	Hainan Airlines Holding Co. Ltd. Class A	632,500	157
	Delton Technology Guangzhou Inc. Class A	9,000	157
	Beijing Originwater Technology Co. Ltd. Class A	253,605	156
[3]	China Railway Signal & Communication Corp. Ltd. Class H	329,000	155
*,1,3	Jinxin Fertility Group Ltd.	487,500	155
	Shannon Semiconductor Technology Co. Ltd. Class A	7,200	155
	China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	154
*,2	Tongwei Co. Ltd. Class A	57,908	152
[3]	Genertec Universal Medical Group Co. Ltd.	194,000	152
	Shandong Nanshan Aluminum Co. Ltd. Class A	147,300	152
	Yuexiu Property Co. Ltd.	260,280	152
	360 Security Technology Inc. Class A	83,700	151
	Yuanjie Semiconductor Technology Co. Ltd. Class A	1,353	151
[3]	Orient Securities Co. Ltd. Class H	191,200	150
*,3	Evergrande Property Services Group Ltd.	1,011,500	150
	Yunnan Yuntianhua Co. Ltd. Class A	23,200	150
	Hsino Tower Group Co. Ltd. Class A	162,600	148
	Shanghai Rural Commercial Bank Co. Ltd. Class A	118,800	146
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	144
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	143
*	Lufax Holding Ltd. ADR	54,732	142
*	Biwin Storage Technology Co. Ltd. Class A	5,842	141
	FAWER Automotive Parts Co. Ltd. Class A	172,700	140
	Great Wall Motor Co. Ltd. Class A	47,000	140
	People's Insurance Co. Group of China Ltd. Class A	111,800	140
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	9,900	139
	Weilong Delicious Global Holdings Ltd.	93,200	139
	JinkoSolar Holding Co. Ltd. ADR	5,472	138
*,3	Luye Pharma Group Ltd.	417,000	138
*	Loongson Technology Corp. Ltd. Class A	5,978	138
	Yum China Holdings Inc.	2,493	137
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	137
	China Lesso Group Holdings Ltd.	157,000	137
	Greentown Service Group Co. Ltd.	246,000	137
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	137
*	Lifetech Scientific Corp.	656,000	137
	Hello Group Inc. Class A ADR	21,158	137
	Unisplendour Corp. Ltd. Class A	35,960	136
	Yunnan Tin Co. Ltd. Class A	21,100	136
	Maccura Biotechnology Co. Ltd. Class A	78,800	136
*	Jinko Solar Co. Ltd. Class A	123,769	136
*	FIH Mobile Ltd.	48,200	136
	JF SmartInvest Holdings Ltd.	29,800	136
	China Water Affairs Group Ltd.	202,000	135
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,926	135
	Anhui Expressway Co. Ltd. Class H	76,000	134
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	134
[3]	Pharmaron Beijing Co. Ltd. Class H	53,050	134
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	16,400	133
	Satellite Chemical Co. Ltd. Class A	39,200	133
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	133
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	131
	China Resources Microelectronics Ltd. Class A	15,709	131
	Industrial Securities Co. Ltd. Class A	132,122	130
*	Seazen Group Ltd.	444,567	130
	West China Cement Ltd.	336,000	129
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	129
	Shenghe Resources Holding Co. Ltd. Class A	26,300	129
	Guosen Securities Co. Ltd. Class A	69,500	127
*	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	127
	Jinduicheng Molybdenum Co. Ltd. Class A	35,400	127
*	Beijing Compass Technology Development Co. Ltd. Class A	7,525	127
	Orient Securities Co. Ltd. Class A	85,214	126

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	33,300	126
	Hwatsing Technology Co. Ltd. Class A	4,450	126
	Huizhou Desay Sv Automotive Co. Ltd. Class A	6,900	125
	Gotion High-tech Co. Ltd. Class A	22,600	125
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	35,400	125
	Chifeng Jilong Gold Mining Co. Ltd. Class A	21,200	124
*	Dosilicon Co. Ltd. Class A	6,095	124
	CSI Solar Co. Ltd. Class A	58,665	124
	Yutong Bus Co. Ltd. Class A	28,500	123
	China Zheshang Bank Co. Ltd. Class A	284,140	123
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	12,600	123
*	Newborn Town Inc.	102,000	123
	Sinofert Holdings Ltd.	512,000	122
	Tiangong International Co. Ltd.	226,000	122
	YTO Express Group Co. Ltd. Class A	42,300	121
	Citic Pacific Special Steel Group Co. Ltd. Class A	45,900	121
*	QuantumCTek Co. Ltd. Class A	1,222	121
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	3,138	121
*	Vnet Group Inc. ADR	11,094	120
	China Overseas Property Holdings Ltd.	220,000	120
	Dajin Heavy Industry Co. Ltd. Class A	11,800	120
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	119
*	Shanghai Stonehill Technology Co. Ltd. Class A	73,700	119
*	COFCO Joycome Foods Ltd.	598,000	118
	Ingenic Semiconductor Co. Ltd. Class A	6,100	118
	SUPCON Technology Co. Ltd. Class A	10,088	118
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,059	117
	Shanghai Putailai New Energy Technology Group Co. Ltd.	28,300	117
	Fu Shou Yuan International Group Ltd.	345,000	117
	Onewo Inc. Class H	48,200	117
	Shenzhen Transsion Holdings Co. Ltd. Class A	13,779	116
	Huaxin Building Materials Group Co. Ltd. Class H	49,400	116
	Livzon Pharmaceutical Group Inc. Class H	31,100	115
	Accelink Technologies Co. Ltd. Class A	10,400	115
	YongXing Special Materials Technology Co. Ltd. Class A	12,200	115
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	115
	China Datang Corp. Renewable Power Co. Ltd. Class H	471,000	115
	First Tractor Co. Ltd. Class H	90,000	114
	Inner Mongolia Berun Chemical Co. Ltd. Class A	83,500	114
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	24,000	114
	RoboTechnik Intelligent Technology Co. Ltd. Class A	1,900	114
*	Skyverse Technology Co. Ltd. Class A	3,985	114
	Everbright Securities Co. Ltd. Class A	46,500	113
	Sinomine Resource Group Co. Ltd. Class A	8,500	113
*	Remegen Co. Ltd. Class A	7,873	113
	Tianneng Power International Ltd.	118,000	112
	Huadong Medicine Co. Ltd. Class A	21,400	112
	Shenzhen Capchem Technology Co. Ltd. Class A	13,500	112
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	112
*	National Silicon Industry Group Co. Ltd. Class A	35,595	112
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	41,160	111
	SDIC Capital Co. Ltd. Class A	101,700	111
	Shenzhen Kinwong Electronic Co. Ltd. Class A	11,500	111
	Poly Property Services Co. Ltd. Class H	26,800	110
	Pharmaron Beijing Co. Ltd. Class A	25,420	110
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,838	110
*	EHang Holdings Ltd. ADR	8,844	109
*	Minmetals New Energy Materials Hunan Co. Ltd.	65,038	109
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	108
	Huayu Automotive Systems Co. Ltd. Class A	38,100	107
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	66,400	107
	Huaneng Lancang River Hydropower Inc. Class A	78,000	107
*	Sichuan Huafeng Technology Co. Ltd. Class A	5,725	107
	Sigmastar Technology Ltd. Class A	8,800	107
	China Overseas Grand Oceans Group Ltd.	285,000	106
*	Tianma Microelectronics Co. Ltd. Class A	71,600	106
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	40,600	106
	China Great Wall Securities Co. Ltd. Class A	73,525	106
	Nanjing Gaoke Co. Ltd. Class A	81,600	106
*,3	BAIC Motor Corp. Ltd. Class H	451,500	105

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guoyuan Securities Co. Ltd. Class A	86,895	105
	China National Chemical Engineering Co. Ltd. Class A	76,700	105
	Shengyi Electronics Co. Ltd. Class A	8,339	105
	China BlueChemical Ltd. Class H	280,000	104
*	Yunnan Energy New Material Group Co. Ltd. Class A	11,500	104
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	89,400	104
	Shanghai Lingang Holdings Corp. Ltd. Class A	63,200	104
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	2,800	104
	Sichuan Expressway Co. Ltd. Class H	144,000	103
	Sinolink Securities Co. Ltd. Class A	77,585	103
	JNBY Design Ltd.	37,500	103
*	DPC Dash Ltd.	12,600	103
	Tian Di Science & Technology Co. Ltd. Class A	114,800	102
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,616	102
*,2	New Horizon Health Ltd.	56,500	102
	Yunnan Copper Co. Ltd. Class A	27,100	101
	Raytron Technology Co. Ltd. Class A	5,941	101
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	101
*	Hopson Development Holdings Ltd.	245,321	101
	Dazhong Mining Co. Ltd. Class A	17,100	101
[1]	China Resources Beverage Holdings Co. Ltd.	78,800	101
	Sangfor Technologies Inc. Class A	5,200	100
	Yangzijiang Financial Holding Ltd.	408,700	100
*	China Vanke Co. Ltd. Class A	140,400	99
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	99
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	104,900	99
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,500	99
	Ningbo Joyson Electronic Corp. Class A	24,200	99
	Hundsun Technologies Inc. Class A	22,480	98
*,3	Yidu Tech Inc.	129,100	98
	Empyrean Technology Co. Ltd. Class A	6,700	98
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	26,800	96
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,100	96
*,3	Alphamab Oncology	86,000	96
	Gushengtang Holdings Ltd.	27,200	96
*	Beijing Capital International Airport Co. Ltd. Class H	318,000	95
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	345,100	95
	Guangshen Railway Co. Ltd. Class H	338,000	95
*	CICT Mobile Communication Technology Co. Ltd. Class A	37,436	95
*	Yanlord Land Group Ltd.	153,500	94
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	94
	Geovis Technology Co. Ltd. Class A	9,492	94
*	SICC Co. Ltd. Class A	6,936	94
	Hualan Biological Engineering Inc. Class A	41,400	93
	Bank of Chongqing Co. Ltd. Class H	95,000	93
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	7,300	93
	Sailun Group Co. Ltd. Class A	40,500	93
	Shanghai Baosight Software Co. Ltd. Class A	26,500	93
	Anker Innovations Technology Co. Ltd. Class A	6,570	93
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	25,000	92
*	Founder Technology Group Corp. Class A	55,800	92
	Guobo Electronics Co. Ltd. Class A	5,143	92
*	Skyworth Group Ltd.	101,111	91
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	23,800	91
	Guolian Minsheng Securities Co. Ltd. Class A	63,500	91
	CNGR Advanced Material Co. Ltd. Class A	10,920	91
	Easy Click Worldwide Network Technology Co. Ltd. Class A	11,000	91
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	11,800	91
	BOE Technology Group Co. Ltd. Class B	212,500	90
	Poly Property Group Co. Ltd.	334,000	90
	Beijing New Building Materials plc Class A	22,000	90
	LB Group Co. Ltd. Class A	26,500	90
	Zhejiang Longsheng Group Co. Ltd. Class A	37,800	90
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	90
	EverProX Technologies Co. Ltd. Class A	4,200	90
	Shanghai International Port Group Co. Ltd. Class A	120,200	89
*	Flat Glass Group Co. Ltd. Class H	64,000	89
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	88
	Oriental Pearl Group Co. Ltd. Class A	51,500	87
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	87

ESG International Stock ETF
		Shares	Market Value• ($000)
	Huaan Securities Co. Ltd. Class A	93,600	87
	JCHX Mining Management Co. Ltd. Class A	7,700	87
	Isoftstone Information Technology Group Co. Ltd. Class A	12,000	87
	Hunan Valin Steel Co. Ltd. Class A	87,900	86
	Q Technology Group Co. Ltd.	76,000	86
	GRG Banking Equipment Co. Ltd. Class A	42,800	86
	Hangzhou First Applied Material Co. Ltd. Class A	32,700	86
	Olympic Circuit Technology Co. Ltd. Class A	8,800	86
	Cinda Securities Co. Ltd. Class A	33,200	86
	China Resources Building Materials Technology Holdings Ltd.	354,000	85
	Yealink Network Technology Corp. Ltd. Class A	15,600	85
	China National Medicines Corp. Ltd. Class A	19,800	85
	JL Mag Rare-Earth Co. Ltd. Class A	14,200	85
	ACM Research Shanghai Inc. Class A	3,381	85
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	85
*	ASR Microelectronics Co. Ltd. Class A	6,001	85
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	18,800	84
	Shengda Resources Co. Ltd. Class A	11,100	84
	C&S Paper Co. Ltd. Class A	62,800	83
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	83
	Changshu Fengfan Power Equipment Co. Ltd. Class A	93,400	83
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	9,628	83
	SSY Group Ltd.	238,000	82
*	Maanshan Iron & Steel Co. Ltd. Class H	234,000	82
*	Yonyou Network Technology Co. Ltd. Class A	39,600	82
*	Talkweb Information System Co. Ltd. Class A	15,400	82
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	49,000	82
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	19,318	81
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	19,813	81
[3]	Angelalign Technology Inc.	8,400	81
*	Trina Solar Co. Ltd. Class A	28,931	81
	Fujian Wanchen Food Group Co. Ltd. Class A	2,700	81
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	53,550	80
	Maxscend Microelectronics Co. Ltd. Class A	6,840	80
	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	79
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	79
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	79
	Ming Yang Smart Energy Group Ltd. Class A	23,800	79
	Wuchan Zhongda Group Co. Ltd. Class A	93,000	79
	FinVolution Group ADR	14,066	79
[3]	AK Medical Holdings Ltd.	96,000	79
[3]	Blue Moon Group Holdings Ltd.	217,000	79
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,596	79
	Beijing Tong Ren Tang Co. Ltd. Class A	17,300	78
	Konfoong Materials International Co. Ltd. Class A	3,300	78
*	Maanshan Iron & Steel Co. Ltd. Class A	128,800	78
	Imeik Technology Development Co. Ltd. Class A	3,760	78
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	11,500	78
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	78
	Sun Art Retail Group Ltd.	366,500	77
	Shenzhen Expressway Corp. Ltd. Class H	84,000	77
	Zhejiang Hailiang Co. Ltd. Class A	35,700	77
	Yuexiu REIT	689,206	76
	Guangzhou Automobile Group Co. Ltd. Class A	64,600	76
	Xiamen Faratronic Co. Ltd. Class A	4,500	76
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,402	76
	Hubei Dinglong Co. Ltd. Class A	11,300	76
	SG Micro Corp. Class A	7,540	76
	Hangcha Group Co. Ltd. Class A	17,640	76
*	BeOne Medicines Ltd. Class A	2,012	76
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	76
	China Foods Ltd.	146,000	75
	PAX Global Technology Ltd.	121,000	75
[3]	China East Education Holdings Ltd.	90,500	75
	Goneo Group Co. Ltd. Class A	11,788	75
*	China Rare Earth Nonferrous Metals Co. Ltd. Class A	5,000	75
	Sinoma International Engineering Co. Class A	46,000	74
*	Flat Glass Group Co. Ltd. Class A	29,600	74
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	9,699	74
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,185	74

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chervon Holdings Ltd.	23,600	74
	GalaxyCore Inc. Class A	30,082	74
	Kingsemi Co. Ltd. Class A	2,331	74
	Changchun High-Tech Industry Group Co. Ltd. Class A	5,200	73
	Mango Excellent Media Co. Ltd. Class A	20,600	73
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	73
*	Amlogic Shanghai Co. Ltd. Class A	5,249	73
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,702	73
	Wuxi Autowell Technology Co. Ltd. Class A	5,115	73
*	JinJian Cereals Industry Co. Ltd. Class A	74,600	73
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	72
	Guangzhou Haige Communications Group Inc. Co. Class A	27,800	72
	New Hope Liuhe Co. Ltd. Class A	56,800	72
	Perfect World Co. Ltd. Class A	23,000	72
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	72
[1]	Tianli International Holdings Ltd.	225,000	72
*	Wingtech Technology Co. Ltd. Class A	14,700	72
[3]	Linklogis Inc. Class B	261,000	72
*	Yonghui Superstores Co. Ltd. Class A	114,500	71
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	71
	China Risun Group Ltd.	219,000	71
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	71
	Yuexiu Transport Infrastructure Ltd.	120,000	70
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	70
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	70
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	70
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	70
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,945	70
	Sunresin New Materials Co. Ltd. Class A	6,400	70
	Cathay Biotech Inc. Class A	8,726	70
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	4,347	70
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	7,400	70
	Health & Happiness H&H International Holdings Ltd.	36,000	69
	SooChow Securities Co. Ltd. Class A	51,300	69
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	69
[3]	Maoyan Entertainment	84,200	69
	Jiangsu Etern Co. Ltd. Class A	15,800	69
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	69
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	69
*	Sichuan Hongda Co. Ltd. Class A	23,900	69
	XTC New Energy Materials Xiamen Co. Ltd. Class A	5,719	69
*	Hunan New Wellful Co. Ltd. Class A	82,400	69
*	Guangdong TCL Smart Home Appliances Co. Ltd.	47,300	69
	T&S Communications Co. Ltd. Class A	3,500	69
	China Shineway Pharmaceutical Group Ltd.	57,000	68
	China Modern Dairy Holdings Ltd.	376,000	68
	Changjiang Securities Co. Ltd. Class A	59,000	68
	Beijing Shougang Co. Ltd. Class A	81,900	68
	Advanced Technology & Materials Co. Ltd. Class A	18,300	68
	Bank of Changsha Co. Ltd. Class A	47,500	68
*	JA Solar Technology Co. Ltd. Class A	38,439	68
	Keboda Technology Co. Ltd. Class A	6,900	68
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	68
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	68
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	67
	Glarun Technology Co. Ltd. Class A	15,700	67
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	48,700	67
	Ginlong Technologies Co. Ltd. Class A	5,500	67
	Beijing Roborock Technology Co. Ltd. Class A	3,200	67
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	67
	Anhui XDLK Microsystem Corp. Ltd. Class A	6,928	67
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	66
[1]	Central China Securities Co. Ltd. Class H	246,000	66
	Suzhou Anjie Technology Co. Ltd. Class A	30,600	66
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	66
	Sichuan EM Technology Co. Ltd. Class A	12,900	66
	Skshu Paint Co. Ltd. Class A	8,724	66
	Canmax Technologies Co. Ltd. Class A	9,000	66
*,3	China Bohai Bank Co. Ltd. Class H	572,000	66
	Yantai China Pet Foods Co. Ltd. Class A	9,600	66

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Angang Steel Co. Ltd. Class H	236,000	65
	Xiamen Intretech Inc. Class A	19,000	65
	Ecovacs Robotics Co. Ltd. Class A	6,400	65
	Xuji Electric Co. Ltd. Class A	13,900	65
*,3	CanSino Biologics Inc. Class H	14,400	65
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	65
	Guangdong Provincial Expressway Development Co. Ltd. Class B	56,600	64
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	64
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	64
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	64
	Bright Dairy & Food Co. Ltd. Class A	55,600	64
	Bank of Suzhou Co. Ltd. Class A	54,000	64
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	64
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	31,300	64
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	63
*	OFILM Group Co. Ltd. Class A	43,800	63
	Lepu Medical Technology Beijing Co. Ltd. Class A	23,400	63
	Luxi Chemical Group Co. Ltd. Class A	23,200	63
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	63
	Huaxin Building Materials Group Co. Ltd. Class A	18,500	63
*,3	Bairong Inc. Class B	51,500	63
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	28,100	63
	North Copper Co. Ltd. Class A	24,000	63
	Thunder Software Technology Co. Ltd. Class A	5,800	62
[3]	Zhou Hei Ya International Holdings Co. Ltd.	310,000	62
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	62
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	62
*	Tianfeng Securities Co. Ltd. Class A	103,500	62
	Bestechnic Shanghai Co. Ltd. Class A	2,067	62
	Sany Renewable Energy Co. Ltd. Class A	15,987	62
	Shenzhen Bluetrum Technology Co. Ltd. Class A	3,100	62
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	81,324	61
	Jiangsu Yangnong Chemical Co. Ltd. Class A	5,200	61
[1,3]	AsiaInfo Technologies Ltd.	66,000	61
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	18,300	61
	China Yongda Automobiles Services Holdings Ltd.	307,500	60
	Changchun Faway Automobile Components Co. Ltd. Class A	38,000	60
*	Seazen Holdings Co. Ltd. Class A	24,500	60
	LexinFintech Holdings Ltd. ADR	20,621	60
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	60
	Weihai Guangwei Composites Co. Ltd. Class A	10,120	60
*	Sai Micro Electronics Inc. Class A	7,600	60
	Ningbo Zhenyu Technology Co. Ltd. Class A	2,520	60
*	Antong Holdings Co. Ltd. Class A	82,200	60
	Meihua Holdings Group Co. Ltd. Class A	35,700	60
*	Hangzhou Iron & Steel Co. Class A	41,300	60
*	Forehope Electronic Ningbo Co. Ltd. Class A	8,288	60
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	42,300	59
[3]	Everbright Securities Co. Ltd. Class H	53,832	59
	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	59
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	59
*	Xinte Energy Co. Ltd. Class H	64,400	59
*,1,3	Haichang Ocean Park Holdings Ltd.	868,000	59
	Tibet Huayu Mining Co. Ltd. Class A	10,400	59
*	Sohu.com Ltd. ADR	3,500	58
	Jiangsu Expressway Co. Ltd. Class A	33,100	58
	Keda Industrial Group Co. Ltd. Class A	22,300	58
	Opple Lighting Co. Ltd. Class A	21,400	58
	Joinn Laboratories China Co. Ltd. Class A	10,897	58
	BBMG Corp. Class H	521,000	57
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	57
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,000	57
*	HealthyWay Inc.	85,500	57
	NetDragon Websoft Holdings Ltd.	48,500	56
*	China Education Group Holdings Ltd.	151,000	56
	Oppein Home Group Inc. Class A	6,699	56
	Jack Technology Co. Ltd. Class A	8,600	56
*	Tsinghua Tongfang Co. Ltd. Class A	40,400	56
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	9,200	56
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	56

ESG International Stock ETF
		Shares	Market Value• ($000)
*	DingDong Cayman Ltd. ADR	19,553	56
	Shanghai Beite Technology Group Co. Ltd. Class A	7,200	56
	Transfar Zhilian Co. Ltd. Class A	54,900	55
	HLA Group Corp. Ltd. Class A	58,213	55
*	Gaotu Techedu Inc. ADR	25,097	55
	Fulin Precision Co. Ltd. Class A	20,930	55
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	55
	Ming Yuan Cloud Group Holdings Ltd.	166,000	55
*	CanSino Biologics Inc. Class A	5,234	55
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	55
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	3,425	55
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	54
	YGSOFT Inc. Class A	55,440	54
	Intco Medical Technology Co. Ltd. Class A	8,400	54
*	Chengxin Lithium Group Co. Ltd. Class A	8,700	54
	Anjoy Foods Group Co. Ltd. Class A	3,900	54
	Shui On Land Ltd.	632,500	53
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	53
	Hisense Visual Technology Co. Ltd. Class A	16,100	53
*	Beijing Capital Development Co. Ltd. Class A	64,600	53
*	Ningbo Shanshan Co. Ltd. Class A	24,200	53
	Xiamen International Airport Co. Ltd. Class A	20,700	53
	First Capital Securities Co. Ltd. Class A	48,000	53
	Zhejiang Dingli Machinery Co. Ltd. Class A	6,200	53
	Xinyi Energy Holdings Ltd.	324,800	53
*,3	Ocumension Therapeutics	55,500	53
	Minmetals Capital Co. Ltd. Class A	63,200	53
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	53
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	52
	Grinm Advanced Materials Co. Ltd. Class A	13,800	52
	People.cn Co. Ltd. Class A	15,200	52
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	52
*	Bohai Leasing Co. Ltd. Class A	68,400	52
	PhiChem Corp. Class A	11,200	52
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	24,000	52
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	24,700	52
	China Southern Power Grid Energy Storage Co. Ltd. Class A	24,100	52
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	52
	Capital Securities Co. Ltd. Class A	19,600	52
	Ferrotec Anhui Technology Development Co. Ltd. Class A	8,900	52
*	Shenzhen Investment Ltd.	478,000	51
	Hisense Home Appliances Group Co. Ltd. Class A	14,700	51
*	GCL System Integration Technology Co. Ltd. Class A	69,800	51
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	51
	Gansu Yasheng Industrial Group Co. Ltd. Class A	88,700	51
	Beijing Sifang Automation Co. Ltd. Class A	7,750	51
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	51
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	51
	Sichuan Development Lomon Co. Ltd. Class A	25,800	51
*,1	Qunabox Group Ltd.	17,700	51
	DHC Software Co. Ltd. Class A	35,800	50
	Sino-Platinum Metals Co. Ltd. Class A	13,363	50
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	50
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	50
[3]	Joinn Laboratories China Co. Ltd. Class H	18,132	50
	Shanghai Huace Navigation Technology Ltd. Class A	9,020	50
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	49
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	49
	China Resources Medical Holdings Co. Ltd.	124,500	49
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	49
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	49
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	49
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	49
	Eastern Air Logistics Co. Ltd. Class A	17,700	49
*	Jushri Technologies Inc. Class A	8,000	49
	Shuanglin Co. Ltd. Class A	9,200	49
	Keli Sensing Technology Ningbo Co. Ltd. Class A	5,200	49
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	11,200	48
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	48
	Shanghai AtHub Co. Ltd. Class A	8,001	48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Youngor Fashion Co. Ltd. Class A	44,999	48
*	Shanghai DZH Ltd. Class A	27,000	48
*	GoodWe Technologies Co. Ltd. Class A	3,758	48
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	48
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	48
*	MGI Tech Co. Ltd. Class A	5,139	48
	Fortior Technology Shenzhen Co. Ltd. Class A	1,725	48
	Hesteel Co. Ltd. Class A	121,900	47
	Jointown Pharmaceutical Group Co. Ltd. Class A	61,366	47
*	3peak Inc. Class A	1,817	47
	Henan Liliang Diamond Co. Ltd. Class A	6,600	47
	Qilu Bank Co. Ltd. Class A	56,600	47
	Espressif Systems Shanghai Co. Ltd. Class A	1,909	47
	Castech Inc. Class A	4,500	47
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	46
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	46
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	46
*	Angang Steel Co. Ltd. Class A	118,000	46
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	46
	China Tianying Inc. Class A	45,200	46
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	46
	Lakala Payment Co. Ltd. Class A	11,000	46
	Digital China Group Co. Ltd. Class A	7,700	46
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	46
*	Youdao Inc. ADR	4,261	46
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	46
	Bank of Chongqing Co. Ltd. Class A	32,400	46
	Jiangsu Azure Corp. Class A	18,100	46
	Shenzhen Topband Co. Ltd. Class A	24,000	46
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	46
*	CETC Chips Technology Inc. Class A	16,200	46
	POCO Holding Co. Ltd. Class A	3,600	46
*	Beijing BDStar Navigation Co. Ltd. Class A	6,976	45
	Sealand Securities Co. Ltd. Class A	73,800	45
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	45
	MLS Co. Ltd. Class A	34,200	45
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,000	45
	Sinofibers Technology Co. Ltd. Class A	6,900	45
	Xiamen Xiangyu Co. Ltd. Class A	36,100	45
	Zhende Medical Co. Ltd. Class A	3,500	45
*	Yibin Tianyuan Group Co. Ltd. Class A	47,940	45
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	45
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,804	45
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	45
	CIG Shanghai Co. Ltd. Class A	3,000	45
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	45
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	45
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	44
	Livzon Pharmaceutical Group Inc. Class A	8,500	44
*	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	44
	Shanghai M&G Stationery Inc. Class A	11,100	44
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	12,800	44
	Shanghai Belling Co. Ltd. Class A	9,600	44
[1,3]	Jiumaojiu International Holdings Ltd.	167,000	44
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	95,900	44
	Baowu Magnesium Technology Co. Ltd. Class A	13,820	44
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	44
	Shenzhen SED Industry Co. Ltd. Class A	14,600	44
	China Railway Construction Heavy Industry Corp. Ltd. Class A	55,832	44
*	JoulWatt Technology Co. Ltd. Class A	5,164	44
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	44
	China Oriental Group Co. Ltd.	214,000	43
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	43
	SPIC Green Energy Co. Ltd. Class A	37,000	43
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	43
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	43
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	43
	Hongta Securities Co. Ltd. Class A	36,200	43
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	43
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	22,048	43

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	26,777	43
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,831	43
	Huaming Power Equipment Co. Ltd. Class A	8,700	43
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	43
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	2,900	43
	CSG Holding Co. Ltd. Class B	192,800	42
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	42
	Fujian Sunner Development Co. Ltd. Class A	14,900	42
	Hainan Strait Shipping Co. Ltd. Class A	27,750	42
	Xiamen C & D Inc. Class A	29,900	42
	Tongyu Communication Inc. Class A	5,980	42
	Sunstone Development Co. Ltd. Class A	8,200	42
*	BAIC Foton Motor Co. Ltd. Class A	89,300	42
	Jade Bird Fire Co. Ltd. Class A	24,528	42
	Wuxi NCE Power Co. Ltd. Class A	6,124	42
*	Pengxin International Mining Co. Ltd. Class A	27,900	42
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	61,200	41
	Gaona Aero Material Co. Ltd. Class A	11,680	41
	Quectel Wireless Solutions Co. Ltd. Class A	3,269	41
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	41
[3]	Sunac Services Holdings Ltd.	244,000	41
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	41
	Sichuan New Energy Power Co. Ltd. Class A	19,600	41
	GCL Energy Technology Co. Ltd. Class A	19,800	41
	Huali Industrial Group Co. Ltd. Class A	5,900	41
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,939	41
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	41
	Nanjing Les Information Technology Co. Ltd. Class A	4,062	41
	Gambol Pet Group Co. Ltd. Class A	4,600	41
	China Lilang Ltd.	95,000	40
	STO Express Co. Ltd. Class A	19,900	40
	Leyard Optoelectronic Co. Ltd. Class A	32,400	40
[1,3]	A-Living Smart City Services Co. Ltd. Class H	141,500	40
	Guangzhou Restaurant Group Co. Ltd. Class A	15,300	40
	Shandong Hi-speed Co. Ltd. Class A	28,300	40
	Guangzhou Baiyun International Airport Co. Ltd. Class A	29,000	40
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	40
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	40
	Longshine Technology Group Co. Ltd. Class A	14,500	40
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	40
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	40
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	40
	Hubei Yihua Chemical Industry Co. Ltd. Class A	15,100	40
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	40
	Bloomage Biotechnology Corp. Ltd. Class A	5,791	40
*	TRS Information Technology Corp. Ltd. Class A	11,900	40
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	40
*	EFORT Intelligent Robot Co. Ltd.	13,308	40
*	Guocheng Mining Co. Ltd. Class A	7,100	39
	Shandong Linglong Tyre Co. Ltd. Class A	17,700	39
	Valiant Co. Ltd. Class A	15,000	39
*,3	JS Global Lifestyle Co. Ltd.	166,500	39
	Fibocom Wireless Inc. Class A	8,820	39
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	39
	City Development Environment Co. Ltd. Class A	18,700	39
	Arcsoft Corp. Ltd. Class A	5,407	39
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	39
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	39
	Dongfang Electronics Co. Ltd. Class A	19,200	39
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	3,274	39
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	39
*	COL Group Co. Ltd. Class A	8,500	39
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	38
	China TransInfo Technology Co. Ltd. Class A	22,600	38
	Tinergy Chemical Co. Ltd. Class A	47,400	38
	Zhejiang Orient Holdings Group Co. Ltd. Class A	39,400	38
	DBG Technology Co. Ltd. Class A	9,800	38
	COFCO Capital Holdings Co. Ltd. Class A	23,700	38
	Lianhe Chemical Technology Co. Ltd. Class A	14,000	38
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	38

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Medlive Technology Co. Ltd.	33,000	38
	Shantui Construction Machinery Co. Ltd. Class A	19,400	38
	Shanghai Huafon Aluminium Corp. Class A	10,400	38
*,1	Fenbi Ltd.	199,500	38
	Linktel Technologies Co. Ltd. Class A	1,400	38
*	SOHO China Ltd.	576,000	37
*	Hytera Communications Corp. Ltd. Class A	23,100	37
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	37
	Shenzhen Agricultural Power Group Co. Ltd. Class A	28,200	37
	Huaxi Securities Co. Ltd. Class A	28,500	37
	China Film Group Co. Ltd. Class A	16,828	37
	Shanghai Pudong Construction Co. Ltd. Class A	31,700	37
	Eastern Communications Co. Ltd. Class A	13,600	37
	State Grid Information & Communication Co. Ltd. Class A	12,700	37
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	37
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	37
	Rianlon Corp. Class A	5,125	37
*	Qi An Xin Technology Group Inc. Class A	7,104	37
	Nanjing Pharmaceutical Group Co. Ltd.	46,300	37
[1]	Digital China Holdings Ltd.	107,000	36
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	36
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	36
	Zhejiang Supor Co. Ltd. Class A	5,600	36
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	36
	Tasly Pharmaceutical Group Co. Ltd. Class A	16,900	36
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	36
	Shanghai Pret Composites Co. Ltd. Class A	13,700	36
*	Merit Interactive Co. Ltd. Class A	5,500	36
	China Kings Resources Group Co. Ltd. Class A	11,088	36
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	36
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	36
	Giantec Semiconductor Corp. Class A	1,729	36
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	36
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	35
	YUNDA Holding Group Co. Ltd. Class A	34,200	35
[1]	BOE Varitronix Ltd.	59,000	35
	Grandblue Environment Co. Ltd. Class A	8,500	35
*	Nanfang Pump Industry Co. Ltd. Class A	48,400	35
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	12,400	35
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	17,600	35
*	Minmetals Development Co. Ltd. Class A	17,300	35
*	Risen Energy Co. Ltd. Class A	11,800	35
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,292	35
	Jinko Power Technology Co. Ltd. Class A	50,100	35
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	35
	Winner Medical Co. Ltd. Class A	6,800	35
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	35
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	35
	Foryou Corp. Class A	7,200	35
	AIMA Technology Group Co. Ltd. Class A	8,250	35
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	35
	Caida Securities Co. Ltd. Class A	34,900	35
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	35
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	35
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	35
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	47,740	35
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	35
	Jiayou International Logistics Co. Ltd. Class A	15,400	35
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	35
*	BGI Genomics Co. Ltd. Class A	4,800	34
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	34
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	15,300	34
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	12,300	34
	Betta Pharmaceuticals Co. Ltd. Class A	5,100	34
	Fangda Special Steel Technology Co. Ltd. Class A	31,800	34
	Anhui Heli Co. Ltd. Class A	10,500	34
	By-health Co. Ltd. Class A	19,400	34
*,1	Yeahka Ltd.	33,200	34
	Yankershop Food Co. Ltd. Class A	3,530	34
*	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Xiamen Bank Co. Ltd. Class A	31,800	34
	Sineng Electric Co. Ltd. Class A	6,501	34
	TDG Holdings Co. Ltd. Class A	13,600	34
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	34
	Shanghai Highly Group Co. Ltd. Class A	12,300	34
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	5,409	34
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	34
*	Bringspring Science & Technology Co. Ltd. Class A	13,300	34
	IKD Co. Ltd. Class A	12,400	33
	BTG Hotels Group Co. Ltd. Class A	13,000	33
	CSSC Science & Technology Co. Ltd. Class A	17,200	33
	Sino Wealth Electronic Ltd. Class A	7,469	33
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	15,600	33
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	33
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	33
	Jiangsu Cnano Technology Co. Ltd. Class A	4,821	33
	China National Gold Group Gold Jewellery Co. Ltd. Class A	19,800	33
*	Huludao Zinc Industry Co. Class A	32,100	33
*	Zhihu Inc. ADR	9,804	33
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	32
	Shanghai Jahwa United Co. Ltd. Class A	9,800	32
*	Digital China Information Service Group Co. Ltd. Class A	11,800	32
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	32
*	Offcn Education Technology Co. Ltd. Class A	74,000	32
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	32
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	32
	Xinxiang Richful Lube Additive Co. Ltd. Class A	3,670	32
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	32
	Primarius Technologies Co. Ltd. Class A	5,955	32
	Willfar Information Technology Co. Ltd. Class A	4,990	32
	Servyou Software Group Co. Ltd. Class A	3,600	32
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	32
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	31
	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	31
	Walvax Biotechnology Co. Ltd. Class A	17,000	31
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	31
	Bank of Qingdao Co. Ltd. Class A	39,700	31
	Chongqing Water Group Co. Ltd. Class A	45,700	31
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	23,500	31
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	31
	Xiamen ITG Group Corp. Ltd. Class A	32,000	31
	Concord New Energy Group Ltd.	820,000	31
	Topchoice Medical Corp. Class A	4,207	31
	Beijing Fengjing Automotive Parts Co. Ltd.	50,300	31
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	4,000	31
	Innuovo Technology Co. Ltd. Class A	19,400	31
	Beijing United Information Technology Co. Ltd. Class A	7,830	31
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	31
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	23,800	31
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	31
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	31
*	Xinzhi Group Co. Ltd. Class A	8,300	31
	Tibet Mineral Development Co. Ltd. Class A	6,700	31
	Guizhou Chanhen Chemical Corp. Class A	4,900	31
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	31
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	8,600	31
	Toread Holdings Group Co. Ltd. Class A	14,500	31
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	3,300	31
	Huada Automotive Technology Corp. Ltd. Class A	4,200	31
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	30
	Hefei Meiya Optoelectronic Technology Inc. Class A	10,400	30
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	30
	BBMG Corp. Class A	100,200	30
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	30
	Wangfujing Group Co. Ltd. Class A	14,800	30
	Hexing Electrical Co. Ltd. Class A	5,300	30
	Zhejiang Jingu Co. Ltd. Class A	15,900	30
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	30
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	30
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	30

ESG International Stock ETF
		Shares	Market Value• ($000)
	Black Peony Group Co. Ltd. Class A	19,800	30
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	30
	Huadian Heavy Industries Co. Ltd. Class A	16,700	30
*	Hwa Create Co. Ltd. Class A	7,600	30
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	30
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,800	30
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	30
*,3	AInnovation Technology Group Co. Ltd. Class H	47,200	30
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	30
*,1	Adicon Holdings Ltd.	45,500	30
*,1	Gemdale Properties & Investment Corp. Ltd.	1,474,000	29
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	29
*	Estun Automation Co. Ltd. Class A	8,500	29
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	29
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	29
*	Greattown Holdings Ltd. Class A	42,300	29
	Dian Diagnostics Group Co. Ltd. Class A	8,465	29
	Cangzhou Dahua Co. Ltd. Class A	7,900	29
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	44,800	29
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	29
	Guangdong Advertising Group Co. Ltd. Class A	18,900	29
*	Easyhome New Retail Group Co. Ltd. Class A	67,100	29
	Chengdu RML Technology Co. Ltd. Class A	3,640	29
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	2,600	29
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	29
	Zhongmin Energy Co. Ltd. Class A	31,200	29
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	29
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	29
	IReader Technology Co. Ltd. Class A	6,455	28
*	Gemdale Corp. Class A	58,000	28
	China Merchants Port Group Co. Ltd. Class A	9,500	28
	Cheng De Lolo Co. Ltd. Class A	22,500	28
*	BOE HC SemiTek Corp.	21,700	28
	Electric Connector Technology Co. Ltd. Class A	4,400	28
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	28
*	Zhewen Interactive Group Co. Ltd. Class A	15,700	28
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	28
	Shenzhen Expressway Corp. Ltd. Class A	21,000	28
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	28
*	YaGuang Technology Group Co. Ltd. Class A	24,200	28
*	Wondershare Technology Group Co. Ltd. Class A	2,237	28
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	13,624	28
	Edan Instruments Inc. Class A	13,000	28
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	28
*	Roshow Technology Co. Ltd. Class A	20,400	28
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	28
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	28
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	28
	Innovation New Material Technology Co. Ltd. Class A	40,700	28
	Hoymiles Power Electronics Inc. Class A	1,805	28
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	28
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	28
	Hongrun Construction Group Co. Ltd. Class A	18,800	28
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	28
*	Shanghai STEP Electric Corp. Class A	12,000	28
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	28
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	3,021	28
	Sumec Corp. Ltd. Class A	14,800	28
*,1	XXF Group Holdings Ltd.	180,000	28
	Hengdian Entertainment Co. Ltd. Class A	7,000	27
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	6,900	27
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	27
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	27
*	Hangjin Technology Co. Ltd. Class A	7,800	27
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	15,900	27
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	13,300	27
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	4,100	27
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	21,800	27
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	27
	Yusys Technologies Co. Ltd. Class A	7,680	27

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lingyun Industrial Corp. Ltd. Class A	15,990	27
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	27
*	Guangdong Topstar Technology Co. Ltd. Class A	6,100	27
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	27
	Chinalin Securities Co. Ltd. Class A	10,400	27
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	27
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	27
	Digiwin Co. Ltd.	3,800	27
	NYOCOR Co. Ltd. Class A	24,700	27
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	12,100	27
	Beijing Balance Medical Technology Co. Ltd. Class A	1,771	27
*	Sinocelltech Group Ltd. Class A	4,651	27
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	27
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	27
*	Greatoo Intelligent Equipment Inc. Class A	24,400	27
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	27
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	24,600	27
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	27
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	4,400	27
	Hefei Chipmore Technology Co. Ltd. Class A	12,429	27
	FAW Jiefang Group Co. Ltd. Class A	26,200	26
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	26
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	26
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	26
	Jiaze Renewables Co. Ltd.	25,800	26
	Xinhuanet Co. Ltd. Class A	7,670	26
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	26
	Shanghai Vital Microtech Co. Ltd.	9,200	26
	Three's Co. Media Group Co. Ltd. Class A	4,663	26
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	26
	CETC Digital Technology Co. Ltd. Class A	6,240	26
	Streamax Technology Co. Ltd. Class A	2,200	26
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	26
	ZhongYeDa Electric Co. Ltd. Class A	15,600	26
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	26
*	Yechiu Metal Recycling China Ltd. Class A	41,800	26
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	26
	Mehow Innovative Ltd. Class A	5,740	26
	Northeast Securities Co. Ltd. Class A	19,200	25
	Guangdong Tapai Group Co. Ltd. Class A	17,800	25
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	25
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	25
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	25
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	25
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	7,660	25
*	Zhejiang Narada Power Source Co. Ltd. Class A	10,900	25
	Wuhu Token Science Co. Ltd. Class A	24,700	25
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	25
	ORG Technology Co. Ltd. Class A	30,000	25
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	25
*	B-Soft Co. Ltd. Class A	32,160	25
	Skyworth Digital Co. Ltd. Class A	14,200	25
*	Bright Real Estate Group Co. Ltd. Class A	39,200	25
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	25
*	Xizang Tianlu Co. Ltd. Class A	14,800	25
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	25
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	25
*	Porton Pharma Solutions Ltd. Class A	7,300	25
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	25
	Shanghai Chinafortune Co. Ltd. Class A	10,600	25
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	25
	Moon Environment Technology Co. Ltd. Class A	8,580	25
	Eastcompeace Technology Co. Ltd. Class A	7,200	25
*	Chengdu ALD Aviation Manufacturing Corp. Class A	5,300	25
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	25
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	25
*	Insigma Technology Co. Ltd. Class A	15,600	25
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	25
*	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	25
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	24

ESG International Stock ETF
		Shares	Market Value• ($000)
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	24
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	24
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	24
	Anhui Expressway Co. Ltd. Class A	11,500	24
	Bluestar Adisseo Co. Class A	14,900	24
	Taiji Computer Corp. Ltd. Class A	7,400	24
*	TianShan Material Co. Ltd. Class A	30,100	24
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	24
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	24
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	24
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	24
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	24
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	24
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	24
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	24
	Guangdong Construction Engineering Group Co. Ltd. Class A	42,000	24
	Kidswant Children Products Co. Ltd. Class A	14,900	24
*	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	24
	Central China Land Media Co. Ltd. Class A	12,000	24
	XGD Inc. Class A	6,000	24
*	ApicHope Pharmaceutical Group Co. Ltd.	5,000	24
	DongFeng Automobile Co. Ltd. Class A	23,400	24
	Center International Group Co. Ltd. Class A	10,700	24
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	24
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	24
	Jiangxi Hongcheng Environment Co. Ltd. Class A	16,500	24
	Huatu Cendes Co. Ltd. Class A	2,200	24
*	Guangzhou R&F Properties Co. Ltd. Class H	323,600	23
	Fujian Star-net Communication Co. Ltd. Class A	5,100	23
	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	23
*	China Enterprise Co. Ltd. Class A	55,401	23
	Wellhope Foods Co. Ltd. Class A	21,300	23
	China Meidong Auto Holdings Ltd.	108,000	23
*	Polaris Bay Group Co. Ltd. Class A	23,100	23
	Shanghai Bailian Group Co. Ltd. Class A	18,000	23
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	23
	Hangzhou Onechance Tech Corp. Class A	3,700	23
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	23
	Pylon Technologies Co. Ltd. Class A	2,415	23
*	Nations Technologies Inc. Class A	7,100	23
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	23
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	23
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	23
*	C*Core Technology Co. Ltd. Class A	3,891	23
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	23
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	23
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	23
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	22
	Tayho Advanced Materials Group Co. Ltd. Class A	11,200	22
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	22
	Chow Tai Seng Jewellery Co. Ltd. Class A	12,100	22
	Weaver Network Technology Co. Ltd. Class A	3,270	22
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	22
	Norinco International Cooperation Ltd. Class A	11,800	22
*	Kingsignal Technology Co. Ltd. Class A	9,500	22
	Ningbo Yunsheng Co. Ltd. Class A	10,100	22
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	22
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	5,500	22
	China CAMC Engineering Co. Ltd. Class A	17,200	22
*	Jihua Group Corp. Ltd. Class A	46,400	22
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	22
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	22
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	22
	Chengdu Leejun Industrial Co. Ltd. Class A	13,500	22
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	22
	EIT Environmental Development Group Co. Ltd. Class A	5,800	22
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	22
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	22
*	Beijing Relpow Technology Co. Ltd. Class A	4,550	22
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	22

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	22
	Sichuan Injet Electric Co. Ltd. Class A	2,700	22
	Semitronix Corp. Class A	1,700	22
	Stanley Agricultural Group Co. Ltd. Class A	13,300	22
	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,940	22
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	22
	HBIS Resources Co. Ltd. Class A	6,200	22
	Zhejiang Semir Garment Co. Ltd. Class A	26,100	21
*	Visionox Technology Inc. Class A	15,600	21
	China Meheco Group Co. Ltd. Class A	13,800	21
	Laobaixing Pharmacy Chain JSC Class A	9,826	21
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	21
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	21
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	21
	Zhejiang Medicine Co. Ltd. Class A	9,000	21
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	13,600	21
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	21
	Triumph Science & Technology Co. Ltd. Class A	9,500	21
	Yueyang Forest & Paper Co. Ltd. Class A	23,300	21
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	21
	Guangdong Goworld Co. Ltd. Class A	8,900	21
*	INKON Life Technology Co. Ltd. Class A	12,700	21
	Windey Energy Technology Group Co. Ltd. Class A	7,150	21
*	Hainan Haide Capital Management Co. Ltd. Class A	25,389	21
*	Nuode New Materials Co. Ltd. Class A	17,200	21
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	21
	Focus Technology Co. Ltd. Class A	3,200	21
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	21
*	Sanwei Holding Group Co. Ltd. Class A	12,900	21
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	21
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	21
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	21
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	21
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	21
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	21
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	8,700	21
	Explosive Co. Ltd. Class A	9,900	21
	Henan Lingrui Pharmaceutical Co. Class A	6,800	21
	Guomai Technologies Inc. Class A	11,900	20
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	20
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	20
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	20
*	Zhuhai Zhumian Group Co. Ltd.	19,500	20
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	20
	Amoy Diagnostics Co. Ltd. Class A	6,420	20
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	20
	Shenzhen Leaguer Co. Ltd. Class A	12,000	20
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	20
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	20
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	20
	BMC Medical Co. Ltd. Class A	1,680	20
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	20
	CIMC Vehicles Group Co. Ltd. Class A	13,600	20
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	20
	Jinhong Gas Co. Ltd. Class A	5,923	20
	Solareast Holdings Co. Ltd. Class A	14,200	20
	FESCO Group Co. Ltd. Class A	7,800	20
*	Sinodata Co. Ltd. Class A	4,800	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	19
	Beijing Strong Biotechnologies Inc. Class A	9,900	19
	JSTI Group Class A	18,000	19
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	19
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	19
*	China Union Holdings Ltd. Class A	24,600	19
	Xiamen Kingdomway Group Co. Class A	6,600	19
	China Bester Group Telecom Co. Ltd. Class A	4,800	19
	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	19
	263 Network Communications Co. Ltd. Class A	17,400	19
*	Beijing eGOVA Co. Ltd. Class A	8,880	19
	New Guomai Digital Culture Co. Ltd. Class A	9,100	19

ESG International Stock ETF
		Shares	Market Value• ($000)
*	COFCO Biotechnology Co. Ltd. Class A	19,000	19
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	19
	Fujian Boss Software Development Co. Ltd. Class A	10,300	19
*	Guizhou Zhenhua E-chem Inc. Class A	8,631	19
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	19
	Hualan Biological Vaccine Inc. Class A	6,300	19
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	19
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	19
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	19
	Wuhan East Lake High Technology Group Co. Ltd. Class A	12,900	19
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	5,000	19
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	18
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	18
*	Beijing Haixin Energy Technology Co. Ltd. Class A	25,400	18
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	18
	Topsec Technologies Group Inc. Class A	13,800	18
	Bank of Zhengzhou Co. Ltd. Class A	63,900	18
	Aisino Corp. Class A	12,400	18
*	Sun Create Electronics Co. Ltd. Class A	4,600	18
	Shenzhen Desay Battery Technology Co. Class A	4,680	18
	Shanghai Environment Group Co. Ltd. Class A	14,400	18
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	18
	CSG Holding Co. Ltd. Class A	24,600	18
	YanTai Shuangta Food Co. Ltd. Class A	24,500	18
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	18
	Sanquan Food Co. Ltd. Class A	9,630	18
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	18
	China Publishing & Media Co. Ltd. Class A	16,700	18
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	18
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	18
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	18
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	18
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	18
*	Shanghai Medicilon Inc. Class A	1,783	18
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	18
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	18
	Beyondsoft Corp. Class A	8,800	18
	PNC Process Systems Co. Ltd. Class A	4,320	18
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	18,300	18
	Sino Biological Inc. Class A	1,700	18
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	18
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	18
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	18
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	18
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	18
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	18
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	6,800	18
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	18
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	18
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	18
	Suofeiya Home Collection Co. Ltd. Class A	8,600	17
*	Dongjiang Environmental Co. Ltd. Class A	23,400	17
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	17
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	17
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	17
	Lier Chemical Co. Ltd. Class A	6,800	17
	Sonoscape Medical Corp. Class A	4,400	17
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	17
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	17
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	17
	Wuxi Boton Technology Co. Ltd. Class A	4,900	17
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	17
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	17
	Southern Publishing & Media Co. Ltd. Class A	7,800	17
	Kuangda Technology Group Co. Ltd. Class A	16,800	17
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	17
	Arctech Solar Holding Co. Ltd. Class A	2,565	17
	Tianneng Battery Group Co. Ltd. Class A	3,458	17
*	ABA Chemicals Corp. Class A	15,400	17
	Mesnac Co. Ltd. Class A	14,000	17

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	17
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	17
*	Bio-Thera Solutions Ltd. Class A	4,984	17
	Duolun Technology Corp. Ltd. Class A	12,100	17
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	4,185	17
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	16
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	16
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	16
*	Wutong Holding Group Co. Ltd. Class A	21,600	16
	Edifier Technology Co. Ltd. Class A	8,600	16
*	Client Service International Inc. Class A	6,250	16
	CITIC Press Corp. Class A	2,400	16
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	6,000	16
	Qingdao Gaoce Technology Co. Ltd. Class A	6,407	16
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	16
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	16
	Guobang Pharma Ltd. Class A	3,800	16
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	16
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	16
	Xiangyu Medical Co. Ltd. Class A	1,656	16
	Sinomach Automobile Co. Ltd. Class A	16,900	16
	Chongqing Port Co. Ltd. Class A	20,200	16
*	Anyang Iron & Steel Inc. Class A	40,900	16
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	16
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	15
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	15
	Wushang Group Co. Ltd. Class A	10,850	15
*	PCI Technology Group Co. Ltd. Class A	14,900	15
	Hongli Zhihui Group Co. Ltd. Class A	12,800	15
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	15
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	15
	Suning Universal Co. Ltd. Class A	43,100	15
*	Financial Street Holdings Co. Ltd. Class A	37,300	15
	Sinocare Inc. Class A	5,700	15
*	Shunfa Hengneng Corp. Class A	26,200	15
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	15
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	15
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	15
	Orient International Enterprise Ltd. Class A	12,000	15
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	15
*	China Express Airlines Co. Ltd. Class A	9,600	15
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	15,300	15
*	Xian International Medical Investment Co. Ltd. Class A	21,700	15
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	15
	Levima Advanced Materials Corp. Class A	4,700	15
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	15
*	KBC Corp. Ltd. Class A	3,722	15
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	15
	China Science Publishing & Media Ltd. Class A	4,700	15
	Shenma Industry Co. Ltd. Class A	11,950	15
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	15
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	15
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	15
*	China Agriculture Development Seed Group Co. Ltd. Class A	12,600	15
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	15
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	15
*	Hainan Expressway Co. Ltd. Class A	15,900	15
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	15
	Ningbo Cixing Co. Ltd. Class A	13,600	15
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	15
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	6,500	15
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	14
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	14
*	Shanying International Holding Co. Ltd. Class A	55,000	14
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	14
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	8,200	14
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	14
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	14
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	14
	Henan Zhongyuan Expressway Co. Ltd. Class A	22,700	14

ESG International Stock ETF
		Shares	Market Value• ($000)
	CTS International Logistics Corp. Ltd. Class A	16,205	14
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	14
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	14
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	14
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	14
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	14
	Aotecar New Energy Technology Group Co. Ltd. Class A	30,000	14
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	14
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	14
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	14
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	14
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	3,080	14
	ZWSOFT Co. Ltd. Guangzhou Class A	1,463	14
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	14
*	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	14
	Guotai Epoint Software Co. Ltd. Class A	3,530	14
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	14
	Appotronics Corp. Ltd. Class A	5,638	14
	Bank of Lanzhou Co. Ltd. Class A	41,400	14
	Shandong Lukang Pharma Class A	10,300	14
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	14
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	14
	Qiming Information Technology Co. Ltd. Class A	5,100	14
	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	14
	Shanghai Baolong Automotive Corp. Class A	2,600	14
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	13
*	Daan Gene Co. Ltd. Class A	14,600	13
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	13
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	13
*	Konka Group Co. Ltd. Class A	23,700	13
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	26,100	13
	Jiangling Motors Corp. Ltd. Class A	4,800	13
	Dashang Co. Ltd. Class A	4,961	13
*	ADAMA Ltd. Class A	14,800	13
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	13
*	China Wuyi Co. Ltd. Class A	28,200	13
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	13
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	13
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	13
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	13
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	13
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	13
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	13
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	13
	Neusoft Corp. Class A	8,600	13
	China Animal Husbandry Industry Co. Ltd. Class A	11,100	13
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	13
	China Television Media Ltd. Class A	5,400	13
	Sunyard Technology Co. Ltd. Class A	5,700	13
	Bros Eastern Co. Ltd. Class A	12,800	13
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	13
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	13
*	Archermind Technology Co. Ltd. Class A	2,080	13
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	13
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	13
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	13
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	13
	Huangshan Novel Co. Ltd. Class A	7,200	13
	Fujian Apex Software Co. Ltd. Class A	2,400	13
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	13
*	Hainan Haiyao Co. Ltd. Class A	14,300	13
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	13
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	13
	Shenzhen Airport Co. Ltd. Class A	11,600	12
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	12
*	China Fortune Land Development Co. Ltd. Class A	48,900	12
	Tianjin Port Co. Ltd. Class A	17,000	12
	China Railway Tielong Container Logistics Co. Ltd. Class A	12,700	12
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	12
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	12

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	12
*	Tangrenshen Group Co. Ltd. Class A	18,660	12
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	12
*	Cinda Real Estate Co. Ltd. Class A	23,500	12
	Fujian Expressway Development Co. Ltd. Class A	22,000	12
	Era Co. Ltd. Class A	18,600	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	12
	Bestore Co. Ltd. Class A	7,300	12
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	12
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	12
	Jingjin Equipment Inc. Class A	3,760	12
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	12
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	12
	Sansure Biotech Inc. Class A	4,179	12
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	12
	Yunnan Energy Investment Co. Ltd. Class A	7,100	12
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	12
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	12
	Nanjing Cosmos Chemical Co. Ltd. Class A	5,880	12
	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	12
*	Guangdong Yowant Technology Group Co. Ltd. Class A	11,000	12
	Yuneng Technology Co. Ltd. Class A	1,493	12
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	12
*	Guoguang Electric Co. Ltd. Class A	5,900	12
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	11
	NanJi E-Commerce Co. Ltd. Class A	23,700	11
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	11
	Vatti Corp. Ltd. Class A	11,700	11
	Guangshen Railway Co. Ltd. Class A	24,400	11
	Hunan Aihua Group Co. Ltd. Class A	3,800	11
*	Beijing VRV Software Corp. Ltd. Class A	10,400	11
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	11
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	28,400	11
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	11
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	11
	Unilumin Group Co. Ltd. Class A	9,400	11
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	11
	KPC Pharmaceuticals Inc. Class A	6,400	11
	Canny Elevator Co. Ltd. Class A	9,500	11
	Time Publishing & Media Co. Ltd. Class A	9,100	11
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	15,800	11
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	11
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	17,600	11
*	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	11
	Jinlei Technology Co. Ltd. Class A	2,700	11
	Sleemon Healthy Sleep Technology Co. Ltd. Class A	3,600	11
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	11
*	Cybrid Technologies Inc. Class A	5,100	11
	Guizhou Tyre Co. Ltd. Class A	14,300	11
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	11
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	11
*	Hanwang Technology Co. Ltd. Class A	3,500	11
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	10
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	10
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
	5I5J Holding Group Co. Ltd. Class A	20,800	10
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	10
	Sumavision Technologies Co. Ltd. Class A	11,000	10
	Focused Photonics Hangzhou Inc. Class A	4,200	10
*	Rongan Property Co. Ltd. Class A	33,000	10
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	10
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	10
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	10
*	Hubei Century Network Technology Co. Ltd. Class A	5,200	10
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	10
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,300	10
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	8,100	10
	Joyoung Co. Ltd. Class A	5,800	9
*	Beijing North Star Co. Ltd. Class A	31,900	9

ESG International Stock ETF
		Shares	Market Value• ($000)
	Luoniushan Co. Ltd. Class A	7,800	9
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	9
	China West Construction Group Co. Ltd. Class A	10,000	9
	Jinneng Science & Technology Co. Ltd. Class A	8,500	9
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	9
	Shinva Medical Instrument Co. Ltd. Class A	3,900	9
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	9
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	9
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	9
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	9
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	9
*	Beijing Sinohytec Co. Ltd. Class A	1,911	9
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	3,136	9
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	9
*	Jiangsu General Science Technology Co. Ltd. Class A	13,800	9
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	9
	Qingdao Citymedia Co. Ltd. Class A	9,900	9
	Luyang Energy-Saving Materials Co. Ltd.	4,400	8
*	Triumph New Energy Co. Ltd. Class A	5,200	8
*	Truking Technology Ltd. Class A	4,900	8
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	8
	Wencan Group Co. Ltd. Class A	2,800	8
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	8
*	Bright Eye Hospital Group Co. Ltd. Class A	1,600	8
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Shandong Xiantan Group Co. Ltd.	7,300	7
	Bear Electric Appliance Co. Ltd. Class A	1,100	7
	Ligao Foods Co. Ltd. Class A	1,200	7
*	Piesat Information Technology Co. Ltd. Class A	1,895	7
	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	7
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	7
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	7
	Chengzhi Co. Ltd. Class A	4,900	6
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	6
	Lancy Co. Ltd. Class A	2,300	6
	Shandong Head Group Co. Ltd. Class A	2,000	6
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	6
	Baoxiniao Holding Co. Ltd. Class A	10,800	6
*	Beijing North Star Co. Ltd. Class H	44,000	5
*,2	Orient Group Inc.	32,200	2
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	—
*,2	Blivex Energy Technology Co. Ltd.	49,300	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
*,2	China Dili Group	378,000	—
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	—
			486,247
Colombia (0.0%)
	Grupo Cibest SA ADR	7,617	517
	Cementos Argos SA	111,378	353
			870
Czech Republic (0.0%)
	Komercni Banka A/S	15,622	895
[3]	Moneta Money Bank A/S	57,373	552
			1,447
Denmark (1.2%)
	Novo Nordisk A/S Class B	636,325	24,068
	DSV A/S	38,098	9,834
	Danske Bank A/S	125,021	6,523
	Vestas Wind Systems A/S	200,851	5,135
	Novonesis Novozymes B	69,701	4,145
*	Genmab A/S	12,360	3,639
	AP Moller - Maersk A/S Class B	880	2,185
	Coloplast A/S Class B	26,441	2,049
	Tryg A/S	59,503	1,473

ESG International Stock ETF
		Shares	Market Value• ($000)
*	NKT A/S	10,838	1,401
	Jyske Bank A/S (Registered)	8,601	1,289
	Ringkjoebing Landbobank A/S	4,850	1,265
	Pandora A/S	14,962	1,183
	AP Moller - Maersk A/S Class A	429	1,051
*	ALK-Abello A/S Class B	27,255	949
	AL Sydbank	10,498	941
	FLSmidth & Co. A/S	9,781	866
*	Zealand Pharma A/S	14,283	827
	ROCKWOOL A/S Class B	15,788	523
*	Demant A/S	16,202	505
*	Bavarian Nordic A/S	16,038	500
	Per Aarsleff Holding A/S	3,386	429
*,3	Netcompany Group A/S	8,326	426
*,1	GN Store Nord A/S	24,931	367
	Alm Brand A/S	135,109	351
	Ambu A/S Class B	24,837	315
	H Lundbeck A/S	50,294	309
	Schouw & Co. A/S	2,154	230
	Chemometec A/S	2,971	197
	UIE plc	2,116	120
*	Dfds A/S	6,258	102
	H Lundbeck A/S Class A	15,796	87
*	NTG Nordic Transport Group A/S	3,046	82
	Gubra A/S	974	61
			73,427
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	501,716	1,398
	Telecom Egypt Co.	114,206	222
*	EFG Holding S.A.E.	235,464	133
			1,753
Finland (0.7%)
	Nordea Bank Abp	647,323	12,526
	Nokia OYJ	999,654	7,672
	Sampo OYJ Class A (XHEL)	460,493	5,104
	Kone OYJ Class B	62,145	4,685
	Orion OYJ Class B	21,288	1,705
	Stora Enso OYJ	120,169	1,630
	Elisa OYJ	28,446	1,461
	Kesko OYJ Class B	50,794	1,252
	Valmet OYJ	29,014	972
	Mandatum OYJ	89,559	722
	Huhtamaki OYJ	17,027	636
	Outokumpu OYJ	77,077	521
	TietoEVRY OYJ	18,995	424
	Kalmar OYJ Class B	7,092	407
	Sampo OYJ Class A	28,955	321
*	Kojamo OYJ	27,087	315
	Nokian Renkaat OYJ	23,066	290
[3]	Terveystalo OYJ	13,916	153
	Sanoma OYJ	12,140	131
*	QT Group OYJ	4,301	111
	Revenio Group OYJ	3,982	87
*	YIT OYJ	24,844	84
	Tokmanni Group Corp.	8,131	77
	Finnair OYJ	14,604	60
	Citycon OYJ	10,816	49
			41,395
France (3.5%)
	BNP Paribas SA	197,306	22,154
	Sanofi SA	214,060	20,935
	Hermes International SCA	6,797	16,336
	AXA SA	332,038	16,237
	EssilorLuxottica SA	57,544	15,231
	L'Oreal SA Loyalty Shares	27,027	12,663
	Societe Generale SA	140,318	12,160
	Danone SA	126,419	10,872
	Legrand SA	49,898	9,038

ESG International Stock ETF
		Shares	Market Value• ($000)
	Orange SA	415,476	8,950
	L'Oreal SA (XPAR)	15,031	7,043
	Cie Generale des Etablissements Michelin SCA	131,780	5,329
	Kering SA	14,000	4,695
	STMicroelectronics NV	128,767	4,296
	Credit Agricole SA	184,654	4,080
	Publicis Groupe SA	45,485	4,050
	Unibail-Rodamco-Westfield	24,301	3,045
	Accor SA	44,323	2,573
*	Alstom SA	68,077	2,265
	Carrefour SA	112,517	2,134
	Rexel SA	44,898	1,944
	Eurofins Scientific SE	22,666	1,826
	Klepierre SA	41,630	1,752
*	L'Oreal SA	3,652	1,711
	Renault SA	37,203	1,407
	Ipsen SA	6,991	1,365
	SCOR SE	35,828	1,306
	Getlink SE	58,816	1,277
	Sartorius Stedim Biotech	5,711	1,234
	Elis SA	36,228	1,162
	Aeroports de Paris SA	8,093	1,129
	Edenred SE	48,473	1,120
[3]	Amundi SA	11,319	1,080
	BioMerieux	8,690	1,027
	Gecina SA	9,942	918
[3]	Ayvens SA	71,056	902
	Arkema SA	12,157	885
	Covivio SA	10,678	783
	Teleperformance SE	10,851	656
	Valeo SE	39,293	567
	SES SA Class A ADR	75,047	559
	Wendel SE	4,757	497
	Sodexo SA Loyalty Shares	8,787	481
	Sopra Steria Group	2,823	437
	Coface SA	21,682	401
	Virbac SACA	908	396
*	Forvia SE (XPAR)	27,639	392
*	Air France-KLM	23,061	333
	Vivendi SE	124,049	322
	Trigano SA	1,550	307
	Mercialys SA	21,129	306
	Sodexo SA	5,534	303
	IPSOS SA	7,394	300
	Eurazeo SE Loyalty Shares	5,067	298
	ICADE	10,829	275
*	ID Logistics Group SACA	580	273
	Carmila SA	12,444	272
	Argan SA	3,214	270
	JCDecaux SE	12,779	263
	Societe BIC SA	3,777	243
	Vusion	1,627	229
	Vicat SACA	2,703	227
*	Clariane SE	46,776	223
	Derichebourg SA	19,884	221
*	SOITEC	4,542	219
	Pluxee NV	15,299	204
	Opmobility	10,023	201
	SEB SA Loyalty Shares	3,202	197
	Imerys SA	5,907	170
	Television Francaise 1 SA	19,771	169
	Altarea SCA	1,106	168
	Eurazeo SE	2,616	154
	Metropole Television SA	10,126	138
[1]	Eramet SA	1,891	132
	LISI SA (XPAR)	1,963	130
*	Eutelsat Communications SACA	48,260	128
	Interparfums SA	3,996	116
	SEB SA	1,869	115
	Sodexo SA Loyalty Shares 2026	2,080	114

ESG International Stock ETF
		Shares	Market Value• ($000)
	Antin Infrastructure Partners SA	9,443	107
	LISI SA Loyalty Shares	1,539	102
*	Nexity SA	8,578	96
	Stef SA	650	96
	GL Events SACA	2,356	94
	Peugeot Invest SA	1,006	86
	Wavestone	1,512	86
	Quadient SA	5,278	84
*	Ubisoft Entertainment SA	16,514	81
*,1,3	Worldline SA	43,212	80
[1,3]	Verallia SA	3,347	77
[3]	Elior Group SA	23,171	76
	Manitou BF SA	2,536	70
	Planisware SA	3,633	69
	Fnac Darty SA	1,627	68
*,1	Voltalia SA (Registered)	7,672	64
	Beneteau SACA	5,963	56
	Equasens	1,259	53
*,3	X-Fab Silicon Foundries SE	8,193	45
*	Forvia SE (MTAA)	2,833	40
*,1	OVH Groupe SA	3,057	33
*	LISI SA	466	31
*,1,3	Aramis Group SAS	2,503	11
			219,925
Germany (5.0%)
	Siemens AG (Registered)	146,517	42,365
	SAP SE	205,476	41,279
	Allianz SE (Registered)	76,802	34,490
	Deutsche Telekom AG (Registered)	691,863	27,785
	Infineon Technologies AG	259,378	13,979
	Deutsche Bank AG (Registered)	354,021	12,551
	Deutsche Post AG	184,345	10,855
	Mercedes-Benz Group AG	150,184	10,391
	BASF SE	178,207	10,208
	Deutsche Boerse AG	36,739	10,040
	Bayer AG (Registered)	196,161	9,706
	adidas AG	33,252	6,169
[1]	Bayerische Motoren Werke AG	58,262	6,106
	Commerzbank AG	134,540	5,458
	Daimler Truck Holding AG	101,411	5,117
	Fresenius SE & Co. KGaA	81,357	4,877
	Vonovia SE	142,416	4,829
	Merck KGaA	26,083	3,952
	Hannover Rueck SE	11,917	3,611
[3]	Siemens Healthineers AG	59,179	2,935
	Beiersdorf AG	20,757	2,626
	Symrise AG Class A	26,923	2,459
	GEA Group AG	29,544	2,291
	QIAGEN NV	40,555	2,016
	Fresenius Medical Care AG	41,578	1,937
	Continental AG	22,087	1,903
	Henkel AG & Co. KGaA	20,347	1,843
	Knorr-Bremse AG	13,841	1,812
	Talanx AG	12,060	1,517
	Deutsche Lufthansa AG (Registered)	123,214	1,316
*	Nordex SE	25,958	1,310
	LEG Immobilien SE	15,015	1,256
[3]	Scout24 SE	14,425	1,226
*,3	Zalando SE	47,298	1,150
[1]	Aurubis AG	5,309	1,076
*,3	Delivery Hero SE Class A	45,247	1,041
	KION Group AG	14,388	976
	Nemetschek SE	11,756	937
	Rational AG	1,079	935
	Evonik Industries AG	52,543	914
	TUI AG	93,683	889
	AIXTRON SE	24,144	781
	Freenet AG	22,692	742
	TAG Immobilien AG	37,176	725

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Fraport AG Frankfurt Airport Services Worldwide	7,296	714
	Bechtle AG	16,450	661
	K+S AG (Registered)	33,842	599
	flatexDEGIRO SE	16,341	592
[1]	Puma SE	21,241	591
	United Internet AG (Registered)	15,848	523
*	Aumovio SE	10,311	511
*	Aroundtown SA	133,064	480
*,3	Auto1 Group SE	22,767	457
	Schaeffler AG	37,317	455
[3]	DWS Group GmbH & Co. KGaA	5,891	415
	Krones AG	2,541	398
	Jenoptik AG	11,071	366
	LANXESS AG	14,949	336
	Deutz AG	22,787	335
[1]	Wacker Chemie AG	3,316	316
	Elmos Semiconductor SE	1,822	314
	RTL Group SA	6,974	305
[3]	Befesa SA	7,380	294
[1]	HUGO BOSS AG	6,625	291
	Duerr AG	8,938	257
	Salzgitter AG	4,002	255
	Deutsche Wohnen SE	9,029	253
	FUCHS SE	6,972	252
*,3	Covestro AG	3,406	244
*	IONOS Group SE	8,964	244
	Stroeer SE & Co. KGaA	5,885	240
	Fielmann Group AG	4,293	234
	Hornbach Holding AG & Co. KGaA	2,032	206
	Alzchem Group AG	1,173	205
[1]	Carl Zeiss Meditec AG	6,294	201
	Kontron AG	7,297	201
*,1,3	Redcare Pharmacy NV	2,761	196
*,3	TeamViewer SE	35,530	193
	Vossloh AG	1,938	187
*	Evotec SE	25,989	180
[1]	Kloeckner & Co. SE	13,125	170
	Atoss Software SE	1,609	167
*	Grand City Properties SA	12,215	160
	Sixt SE	1,992	154
*	HelloFresh SE	27,112	154
	KWS Saat SE & Co. KGaA	1,967	150
	1&1 AG	5,104	146
[1]	Suedzucker AG	12,081	144
	Eckert & Ziegler SE	7,716	140
[1]	Siltronic AG	2,004	135
	CANCOM SE	4,811	135
	Dermapharm Holding SE	2,689	127
[1]	Gerresheimer AG	6,325	126
*	CECONOMY AG	22,240	119
	Wacker Neuson SE	4,792	118
	Schott Pharma AG & Co. KGaA	6,404	111
	Pfeiffer Vacuum Technology AG	548	107
	Norma Group SE	5,593	104
*	Verbio SE	3,176	102
	Stabilus SE	4,550	101
*	SMA Solar Technology AG	2,524	95
[3]	Deutsche Pfandbriefbank AG	22,278	94
*	Douglas AG	6,781	94
[1]	Adtran Networks SE	3,418	91
*,1	Hypoport SE	826	89
	Nagarro SE	1,303	86
	GRENKE AG	4,838	83
	Wuestenrot & Wuerttembergische AG	4,084	80
[1]	PNE AG	7,253	75
	Energiekontor AG	1,543	71
*	CECONOMY AG (XETR)	12,102	62
	ProSiebenSat.1 Media SE	10,804	60
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,439	58
	Secunet Security Networks AG	256	57

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	GFT Technologies SE	2,991	56
	Deutsche EuroShop AG	2,227	55
	PATRIZIA SE	5,313	51
	Adesso SE	656	48
	Draegerwerk AG & Co. KGaA	311	28
	Takkt AG	4,126	16
			316,901
Greece (0.2%)
	National Bank of Greece SA	168,945	2,748
	Eurobank SA	494,683	2,292
*	Piraeus Bank SA	218,046	2,092
	Alpha Bank SA	423,196	1,861
	Bank of Cyprus Holdings plc	70,314	768
	JUMBO SA	24,776	726
	Hellenic Telecommunications Organization SA	30,078	625
	Optima bank SA	36,230	418
	Titan SA	6,566	407
	Athens International Airport SA	11,913	161
	Aegean Airlines SA	8,428	137
	Viohalco SA	6,060	113
*	Aktor SA Holding Co. Technical & Energy Projects	8,539	106
*	LAMDA Development SA	11,159	92
	Sarantis SA	4,643	81
	Holding Co. ADMIE IPTO SA	18,833	68
	Fourlis Holdings SA	12,102	65
	Piraeus Port Authority SA	1,251	56
	Autohellas Tourist & Trading SA	3,090	47
	Quest Holdings SA	5,654	46
	Ideal Holdings SA	5,257	37
	Ellaktor SA	13,171	20
			12,966
Hong Kong (1.3%)
	AIA Group Ltd.	2,099,000	23,155
	Hong Kong Exchanges & Clearing Ltd.	237,300	12,678
	Sun Hung Kai Properties Ltd.	284,000	5,280
	Techtronic Industries Co. Ltd.	291,500	4,721
	BOC Hong Kong Holdings Ltd.	724,000	4,141
	Link REIT	524,220	2,592
[3]	WH Group Ltd.	1,604,592	2,017
	Lenovo Group Ltd.	1,526,000	1,884
	Hongkong Land Holdings Ltd.	209,700	1,816
	MTR Corp. Ltd.	311,500	1,483
	Shenzhou International Group Holdings Ltd.	160,284	1,289
	Wharf Real Estate Investment Co. Ltd.	340,000	1,252
	Sino Land Co. Ltd.	696,000	1,134
	Henderson Land Development Co. Ltd.	250,400	1,132
	SITC International Holdings Co. Ltd.	263,000	1,122
*	MMG Ltd.	787,200	1,081
	ASMPT Ltd.	64,400	918
	Swire Pacific Ltd. Class B	392,500	693
	AAC Technologies Holdings Inc.	141,000	670
[3]	Samsonite Group SA	272,400	670
	Swire Properties Ltd.	188,200	648
	Wharf Holdings Ltd.	188,000	622
	PRADA SpA	104,100	590
	Chow Tai Fook Jewellery Group Ltd.	342,800	573
	PCCW Ltd.	736,590	559
	Want Want China Holdings Ltd.	874,000	547
	Orient Overseas International Ltd.	26,000	497
	Hang Lung Properties Ltd.	328,000	430
	Cathay Pacific Airways Ltd.	237,181	425
	Yue Yuen Industrial Holdings Ltd.	172,000	408
*	New World Development Co. Ltd.	292,533	405
	Xinyi Glass Holdings Ltd.	298,000	394
[3]	BOC Aviation Ltd.	35,200	391
	Bank of East Asia Ltd.	186,800	363
	United Laboratories International Holdings Ltd.	216,000	359
	Kerry Properties Ltd.	108,500	349
	Hysan Development Co. Ltd.	116,000	323

ESG International Stock ETF
		Shares	Market Value• ($000)
	Johnson Electric Holdings Ltd.	75,000	296
	Hang Lung Group Ltd.	135,000	289
*,3	Everest Medicines Ltd.	58,500	283
	Time Interconnect Technology Ltd.	107,000	266
*	Duality Biotherapeutics Inc.	6,200	250
*,1,3	FIT Hon Teng Ltd.	311,000	249
	Swire Pacific Ltd. Class A	22,500	242
	Nexteer Automotive Group Ltd.	240,000	229
	VTech Holdings Ltd.	27,700	228
*,1	Vobile Group Ltd.	359,000	226
	DFI Retail Group Holdings Ltd.	53,200	223
	Luk Fook Holdings International Ltd.	55,180	207
	Stella International Holdings Ltd.	103,500	200
*,1	OSL Group Ltd.	97,000	198
	CTF Services Ltd.	167,200	191
*	Bright Smart Securities & Commodities Group Ltd.	170,000	186
	Man Wah Holdings Ltd.	281,200	183
*,3	HBM Holdings Ltd.	117,000	182
	Guotai Junan International Holdings Ltd.	495,000	177
	Fortune REIT	242,000	168
	Dah Sing Financial Holdings Ltd.	29,600	161
	Dah Sing Banking Group Ltd.	73,200	122
	Shangri-La Asia Ltd.	186,000	121
	SY Holdings Group Ltd.	88,500	120
	CITIC Telecom International Holdings Ltd.	343,000	115
*,3	CARsgen Therapeutics Holdings Ltd.	63,000	114
	Champion REIT	317,000	113
*,1	Realord Group Holdings Ltd.	64,000	112
	VSTECS Holdings Ltd.	108,000	109
	Vitasoy International Holdings Ltd.	120,000	109
	HKBN Ltd.	112,500	106
	Prosperity REIT	535,000	103
*	Deep Source Holdings Ltd.	910,000	101
*	Envision Greenwise Holdings Ltd.	247,204	101
	Chow Sang Sang Holdings International Ltd.	55,000	98
[1]	SUNeVision Holdings Ltd.	109,000	94
	Giordano International Ltd.	384,000	75
	SmarTone Telecommunications Holdings Ltd.	110,000	74
*	China Travel International Investment Hong Kong Ltd.	412,000	70
	Value Partners Group Ltd.	216,000	66
*,2	Jinchuan Group International Resources Co. Ltd.	784,000	64
	K Wah International Holdings Ltd.	168,000	61
	IGG Inc.	137,000	55
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	46,000	51
	Hutchison Telecommunications Hong Kong Holdings Ltd.	326,000	49
*	Television Broadcasts Ltd.	108,000	42
	Texhong International Group Ltd.	49,000	42
	LK Technology Holdings Ltd.	87,500	37
	KLN Logistics Group Ltd.	39,500	36
	Truly International Holdings Ltd.	258,000	33
	Cafe de Coral Holdings Ltd.	50,000	30
*	Far East Consortium International Ltd.	244,000	28
*	Asia Cement China Holdings Corp.	93,000	28
*,3	IMAX China Holding Inc.	26,900	28
	Singamas Container Holdings Ltd.	246,000	21
*	Shun Tak Holdings Ltd.	206,000	18
	C-Mer Medical Holdings Ltd.	96,000	18
			84,809
Hungary (0.1%)
	OTP Bank Nyrt.	45,828	5,650
	Richter Gedeon Nyrt.	27,470	1,030
	Magyar Telekom Telecommunications plc	53,080	360
	Opus Global Nyrt.	59,834	102
			7,142
Iceland (0.0%)
[3]	Arion Banki HF	304,321	500
	Islandsbanki HF	378,912	428
	Hagar hf	178,547	175
	Festi hf	50,621	142

ESG International Stock ETF
		Shares	Market Value• ($000)
	Reitir fasteignafelag hf	123,407	131
	Kvika banki hf	763,073	119
*	Alvotech SA	22,471	90
	Heimar HF	268,301	81
	Sjova-Almennar Tryggingar hf	152,709	53
	Siminn HF	396,130	46
	Eimskipafelag Islands hf	20,593	42
	Skagi Hf	252,748	39
*	Icelandair Group HF	2,957,458	19
			1,865
India (4.2%)
	HDFC Bank Ltd.	2,257,485	22,067
	ICICI Bank Ltd.	1,052,084	15,999
	Bharti Airtel Ltd. (XNSE)	511,833	10,597
	Infosys Ltd.	706,491	10,126
	Axis Bank Ltd.	458,593	6,985
	Bajaj Finance Ltd.	562,562	6,170
	Kotak Mahindra Bank Ltd.	1,089,143	4,978
	State Bank of India	368,235	4,869
	Hindustan Unilever Ltd.	177,019	4,551
	Maruti Suzuki India Ltd.	26,235	4,289
	Sun Pharmaceutical Industries Ltd.	210,678	4,039
	Titan Co. Ltd.	73,207	3,487
	HCL Technologies Ltd.	213,452	3,267
	Power Grid Corp. of India Ltd.	905,812	2,979
	Shriram Finance Ltd.	248,317	2,952
*	Eternal Ltd.	893,032	2,417
	Asian Paints Ltd.	89,931	2,353
	Eicher Motors Ltd.	26,589	2,343
	Nestle India Ltd.	143,210	2,035
[3]	InterGlobe Aviation Ltd.	37,620	2,002
	TVS Motor Co. Ltd. (XNSE)	46,221	1,969
[3]	SBI Life Insurance Co. Ltd.	85,297	1,911
	Divi's Laboratories Ltd.	25,694	1,814
	Max Healthcare Institute Ltd.	147,936	1,781
	Jio Financial Services Ltd.	624,838	1,757
	Apollo Hospitals Enterprise Ltd.	20,052	1,727
	Dr Reddy's Laboratories Ltd.	120,904	1,716
	Bajaj Finserv Ltd.	75,998	1,667
	Hero MotoCorp Ltd.	26,187	1,645
	Tata Consumer Products Ltd.	130,956	1,643
	Cipla Ltd.	109,466	1,626
	Cholamandalam Investment & Finance Co. Ltd.	84,645	1,613
	Trent Ltd.	35,802	1,538
	Britannia Industries Ltd.	23,184	1,530
[2]	Bharti Airtel Ltd.	86,223	1,503
	Bajaj Auto Ltd.	13,390	1,469
[3]	HDFC Life Insurance Co. Ltd.	184,934	1,455
	Ashok Leyland Ltd.	577,490	1,341
*	Indus Towers Ltd.	267,131	1,338
	Power Finance Corp. Ltd.	292,745	1,333
	Varun Beverages Ltd.	265,489	1,319
	Samvardhana Motherson International Ltd.	898,140	1,318
	Indian Hotels Co. Ltd. Class A	172,222	1,265
	Wipro Ltd.	568,689	1,260
	Federal Bank Ltd.	374,188	1,235
	Lupin Ltd.	48,542	1,234
*,3	Avenue Supermarts Ltd.	28,859	1,224
	BSE Ltd.	39,951	1,192
[3]	HDFC Asset Management Co. Ltd.	39,305	1,167
*	PB Fintech Ltd.	67,009	1,092
	Persistent Systems Ltd.	20,927	1,092
	Godrej Consumer Products Ltd.	79,876	1,070
	GE Vernova T&D India Ltd.	24,843	1,051
*	Max Financial Services Ltd.	52,583	1,049
	Pidilite Industries Ltd.	63,215	1,038
*	Suzlon Energy Ltd.	2,139,038	1,005
	Torrent Pharmaceuticals Ltd.	21,007	1,002
[3]	ICICI Lombard General Insurance Co. Ltd.	47,615	997

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fortis Healthcare Ltd.	95,874	995
	REC Ltd.	253,933	978
*	One 97 Communications Ltd.	79,184	957
	Marico Ltd.	103,916	901
	DLF Ltd.	129,975	864
	SRF Ltd.	30,091	849
	Coforge Ltd.	64,824	849
	Dixon Technologies India Ltd.	7,296	846
[3]	Laurus Labs Ltd.	70,787	839
	APL Apollo Tubes Ltd.	33,895	833
	Info Edge India Ltd.	73,528	833
	Embassy Office Parks REIT	174,470	816
*	Yes Bank Ltd.	3,535,646	806
	UPL Ltd.	113,113	794
[3]	AU Small Finance Bank Ltd.	74,141	781
	Muthoot Finance Ltd.	20,841	769
	Havells India Ltd.	49,254	757
	Voltas Ltd.	43,394	745
	Bank of Baroda	208,753	740
	Aurobindo Pharma Ltd.	54,560	734
	Bosch Ltd.	1,831	733
	Dabur India Ltd.	125,389	715
*	Adani Energy Solutions Ltd.	64,059	713
	Colgate-Palmolive India Ltd.	28,019	695
	KEI Industries Ltd.	12,411	694
	Phoenix Mills Ltd.	37,507	685
	Hitachi Energy India Ltd.	2,435	685
	Multi Commodity Exchange of India Ltd.	25,208	678
	IDFC First Bank Ltd.	837,616	677
	Punjab National Bank	470,476	670
	Tube Investments of India Ltd.	22,043	667
	Bajaj Holdings & Investment Ltd.	5,563	661
*	Adani Green Energy Ltd.	62,546	652
*	FSN E-Commerce Ventures Ltd.	221,054	648
	Union Bank of India Ltd.	289,632	645
	Glenmark Pharmaceuticals Ltd.	27,384	644
	Mphasis Ltd.	24,948	631
	Hindustan Zinc Ltd.	94,046	626
	360 ONE WAM Ltd.	50,836	618
[3]	Lodha Developers Ltd.	56,421	614
*	GMR Airports Ltd.	545,543	604
*	Vodafone Idea Ltd.	5,141,449	600
	Indian Bank	55,031	600
	Canara Bank	344,228	596
*	Godrej Properties Ltd.	31,161	593
*	IndusInd Bank Ltd.	55,403	583
	Mahindra & Mahindra Financial Services Ltd.	138,513	570
	Coromandel International Ltd.	22,958	561
	Zydus Lifesciences Ltd.	53,894	548
[3]	ICICI Prudential Life Insurance Co. Ltd.	75,168	541
	Blue Star Ltd.	25,229	538
	Mankind Pharma Ltd.	21,577	534
	PI Industries Ltd.	15,235	523
	Supreme Industries Ltd.	11,512	504
[3]	Sona Blw Precision Forgings Ltd.	85,030	501
*	Delhivery Ltd.	104,869	500
	Alkem Laboratories Ltd.	8,053	499
	Navin Fluorine International Ltd.	7,226	498
	Biocon Ltd.	114,790	493
	NHPC Ltd.	594,903	493
*	SBI Cards & Payment Services Ltd.	55,604	474
	Astral Ltd.	25,732	472
	Indian Railway Catering & Tourism Corp. Ltd.	74,651	468
[3]	Brookfield India Real Estate Trust	114,761	466
	Jubilant Foodworks Ltd.	80,718	462
	UNO Minda Ltd.	35,202	460
	Prestige Estates Projects Ltd.	29,602	454
*	Piramal Finance Ltd.	23,525	451
	Ipca Laboratories Ltd.	26,637	448
*	Aditya Birla Capital Ltd.	117,485	445

ESG International Stock ETF
		Shares	Market Value• ($000)
	Schaeffler India Ltd.	9,242	444
	Tata Communications Ltd.	24,220	425
	Hindustan Copper Ltd.	67,372	420
	Page Industries Ltd.	1,136	401
	Balkrishna Industries Ltd.	15,206	399
*,3	Krishna Institute of Medical Sciences Ltd.	48,051	394
	Computer Age Management Services Ltd.	52,573	392
[3]	Indian Railway Finance Corp. Ltd.	342,905	391
	Patanjali Foods Ltd.	69,803	390
	Oberoi Realty Ltd.	23,170	388
	Rail Vikas Nigam Ltd.	109,587	381
	JB Chemicals & Pharmaceuticals Ltd.	16,805	379
[3]	Nippon Life India Asset Management Ltd.	36,874	378
*	Amber Enterprises India Ltd.	4,248	373
	Redington Ltd.	119,912	370
[3]	Gland Pharma Ltd.	18,398	370
	Karur Vysya Bank Ltd.	102,711	369
	Crompton Greaves Consumer Electricals Ltd.	125,006	355
[3]	Aster DM Healthcare Ltd.	49,335	355
	Bank of India	182,056	353
	Manappuram Finance Ltd.	112,945	351
	Oracle Financial Services Software Ltd.	4,570	350
	Cholamandalam Financial Holdings Ltd.	19,397	349
[3]	RBL Bank Ltd.	98,746	348
	LIC Housing Finance Ltd.	58,627	347
	Tata Elxsi Ltd.	6,520	324
[3]	PNB Housing Finance Ltd.	34,686	315
	Dalmia Bharat Ltd.	13,862	304
	Narayana Hrudayalaya Ltd.	15,079	303
	Apollo Tyres Ltd.	59,914	299
[3]	Bandhan Bank Ltd.	147,824	296
	Ajanta Pharma Ltd.	8,968	296
*,3	SAI Life Sciences Ltd.	26,642	293
	Exide Industries Ltd.	78,078	287
	Bharti Hexacom Ltd.	15,963	283
*	Kaynes Technology India Ltd.	6,641	282
*	Poonawalla Fincorp Ltd.	55,233	276
	Acutaas Chemicals Ltd.	11,270	268
	ZF Commercial Vehicle Control Systems India Ltd.	1,577	263
*	Star Health & Allied Insurance Co. Ltd.	51,068	262
	Central Depository Services India Ltd.	18,380	258
	Linde India Ltd.	3,453	256
	Anand Rathi Wealth Ltd.	7,541	255
	Tata Technologies Ltd.	39,081	252
	Gujarat Fluorochemicals Ltd.	6,540	251
	Neuland Laboratories Ltd.	1,778	251
[3]	Sansera Engineering Ltd.	9,684	250
[3]	Dr Lal PathLabs Ltd.	15,754	243
	KPIT Technologies Ltd.	28,466	242
	Force Motors Ltd.	902	242
[3]	General Insurance Corp. of India	56,826	239
	Kfin Technologies Ltd.	22,584	238
	Bank of Maharashtra	283,968	234
*	Onesource Specialty Pharma Ltd.	15,766	233
	Amara Raja Energy & Mobility Ltd.	24,786	230
	IIFL Finance Ltd.	41,448	226
*	Sammaan Capital Ltd.	137,240	226
	Berger Paints India Ltd.	45,068	226
	PG Electroplast Ltd.	32,632	225
	Asahi India Glass Ltd.	22,424	222
	City Union Bank Ltd.	70,998	221
[3]	Home First Finance Co. India Ltd.	18,503	221
	Tata Chemicals Ltd.	27,875	220
	KPR Mill Ltd.	22,053	218
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	214
	Deepak Nitrite Ltd.	12,319	214
[3]	IRB InvIT Fund	314,236	214
*	Wockhardt Ltd.	14,202	213
	Motilal Oswal Financial Services Ltd.	26,606	212
	Atul Ltd.	2,874	211

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Affle 3i Ltd.	13,944	211
*	Indian Renewable Energy Development Agency Ltd.	156,108	210
	Escorts Kubota Ltd.	5,344	207
	Motherson Sumi Wiring India Ltd.	435,700	207
	Tamilnad Mercantile Bank Ltd.	27,783	204
	Angel One Ltd.	79,200	203
	Global Health Ltd.	16,154	202
	Aptus Value Housing Finance India Ltd.	74,916	201
	Himadri Speciality Chemical Ltd.	37,070	198
[3]	Mindspace Business Parks REIT	38,203	194
	Sundram Fasteners Ltd.	19,854	191
	Thermax Ltd.	5,464	187
	NBCC India Ltd.	182,813	186
	Brigade Enterprises Ltd.	24,310	186
	Piramal Pharma Ltd.	105,782	182
[3]	PowerGrid Infrastructure Investment Trust	176,352	180
	Aarti Industries Ltd.	36,391	179
	TVS Holdings Ltd.	1,075	179
	Housing & Urban Development Corp. Ltd.	87,323	179
*	Cartrade Tech Ltd.	9,041	179
[3]	Endurance Technologies Ltd.	6,057	178
	Craftsman Automation Ltd.	2,148	178
*	Bajaj Housing Finance Ltd.	185,859	178
	Emami Ltd.	34,857	177
	Nuvama Wealth Management Ltd.	12,890	177
	Carborundum Universal Ltd.	19,313	175
*	AWL Agri Business Ltd.	84,220	175
	Elgi Equipments Ltd.	29,769	175
	CRISIL Ltd.	3,614	174
	Natco Pharma Ltd.	15,901	173
	Anant Raj Ltd.	29,696	173
	Honeywell Automation India Ltd.	503	171
*	Inox Wind Ltd.	168,477	171
*	Medplus Health Services Ltd.	18,276	170
	IRB Infrastructure Developers Ltd.	371,279	170
	Firstsource Solutions Ltd.	70,756	166
	Granules India Ltd.	25,705	165
	LMW Ltd.	1,009	164
	JK Tyre & Industries Ltd.	29,422	162
	UTI Asset Management Co. Ltd.	14,665	159
	Five-Star Business Finance Ltd.	34,358	158
	Zee Entertainment Enterprises Ltd.	162,209	156
[3]	Syngene International Ltd.	32,973	153
	Ceat Ltd.	3,877	151
*,3	Ujjivan Small Finance Bank Ltd.	236,169	151
	KEC International Ltd.	23,374	150
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29,928	150
	Rainbow Children's Medicare Ltd.	11,469	150
	Kajaria Ceramics Ltd.	14,110	149
	Chambal Fertilisers & Chemicals Ltd.	28,577	145
	Sanofi India Ltd.	3,312	145
	Can Fin Homes Ltd.	15,638	145
*	Jyoti CNC Automation Ltd.	16,026	145
[3]	Paradeep Phosphates Ltd.	107,649	144
[3]	Metropolis Healthcare Ltd.	6,778	142
*	CreditAccess Grameen Ltd.	10,221	142
	Grindwell Norton Ltd.	7,784	142
*	Inventurus Knowledge Solutions Ltd.	9,364	142
*	PVR Inox Ltd.	12,518	141
	CCL Products India Ltd.	12,568	141
*	Aadhar Housing Finance Ltd.	27,800	140
	Gabriel India Ltd.	12,739	140
	Vijaya Diagnostic Centre Ltd.	12,533	139
	Syrma SGS Technology Ltd.	15,155	137
	eClerx Services Ltd.	3,887	136
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	134
	Aditya Birla Real Estate Ltd.	9,118	130
	Akzo Nobel India Ltd.	3,999	129
	Pricol Ltd.	19,488	129
	Zensar Technologies Ltd.	20,622	128

ESG International Stock ETF
		Shares	Market Value• ($000)
	IDBI Bank Ltd.	100,582	128
	Godawari Power & Ispat Ltd.	43,678	128
	Gillette India Ltd.	1,378	126
	Sobha Ltd.	8,229	126
	Edelweiss Financial Services Ltd.	99,055	125
	Metro Brands Ltd.	10,677	124
	Chalet Hotels Ltd.	13,805	123
	EIH Ltd.	35,540	122
	Bikaji Foods International Ltd.	17,353	122
	Finolex Cables Ltd.	11,998	120
*	Go Digit General Insurance Ltd.	32,564	120
*,3	Lemon Tree Hotels Ltd.	95,313	119
	Netweb Technologies India Ltd.	2,811	119
	Bayer CropScience Ltd.	2,304	118
	Aditya Birla Sun Life Asset Management Co. Ltd.	12,005	118
*,3	Eris Lifesciences Ltd.	7,825	117
[3]	IndiaMart InterMesh Ltd.	4,968	117
	Capri Global Capital Ltd.	66,300	117
	RR Kabel Ltd.	6,800	117
	Whirlpool of India Ltd.	11,377	116
	South Indian Bank Ltd.	255,395	116
	Techno Electric & Engineering Co. Ltd.	8,977	116
	Shyam Metalics & Energy Ltd.	12,282	116
*	Ola Electric Mobility Ltd.	418,841	116
*	Aavas Financiers Ltd.	8,103	115
	Procter & Gamble Health Ltd.	2,139	115
*	Nazara Technologies Ltd.	39,584	115
	Vardhman Textiles Ltd.	18,985	114
	Triveni Turbine Ltd.	21,220	114
	V-Guard Industries Ltd.	32,871	113
[3]	Indian Energy Exchange Ltd.	81,790	113
*	Devyani International Ltd.	80,824	113
	Balrampur Chini Mills Ltd.	21,686	112
	VA Tech Wabag Ltd.	8,055	112
	Jubilant Pharmova Ltd.	11,646	111
	Swan Corp. Ltd.	26,077	110
	Zydus Wellness Ltd.	25,933	110
[3]	Tejas Networks Ltd.	22,704	109
	LT Foods Ltd.	24,621	109
	Mahindra Lifespace Developers Ltd.	27,307	108
	Intellect Design Arena Ltd.	13,756	106
	Arvind Ltd.	27,116	105
	Bata India Ltd.	12,060	105
	Graphite India Ltd.	13,217	104
	Strides Pharma Science Ltd.	10,999	103
	CIE Automotive India Ltd.	19,896	103
	Sumitomo Chemical India Ltd.	23,061	102
	JM Financial Ltd.	71,695	101
	Jyothy Labs Ltd.	36,119	101
*	Schneider Electric Infrastructure Ltd.	10,147	101
	Voltamp Transformers Ltd.	989	99
	SJVN Ltd.	123,718	99
	Jupiter Life Line Hospitals Ltd.	7,090	99
	Gujarat Pipavav Port Ltd.	50,252	98
	Finolex Industries Ltd.	48,299	98
	JK Lakshmi Cement Ltd.	12,222	96
	Afcons Infrastructure Ltd.	30,021	96
	Sun TV Network Ltd.	13,364	95
	Supreme Petrochem Ltd.	12,053	95
	Jammu & Kashmir Bank Ltd.	69,532	93
	Ramkrishna Forgings Ltd.	15,246	93
	AstraZeneca Pharma India Ltd.	940	92
*	Borosil Renewables Ltd.	18,281	92
*	Sapphire Foods India Ltd.	40,718	92
[3]	IRCON International Ltd.	57,566	91
*	Tbo Tek Ltd.	6,754	91
*	Indian Overseas Bank	223,855	90
	Sonata Software Ltd.	30,435	90
	Happiest Minds Technologies Ltd.	22,625	90
	Century Plyboards India Ltd.	11,074	90

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gravita India Ltd.	5,012	89
	Vesuvius India Ltd.	15,938	88
*	India Cements Ltd.	19,426	87
*	Cohance Lifesciences Ltd.	25,598	87
*	IFCI Ltd.	130,566	86
	Aarti Pharmalabs Ltd.	10,783	86
*	NMDC Steel Ltd.	192,559	86
	CMS Info Systems Ltd.	25,646	86
	Poly Medicure Ltd.	6,152	85
	Sudarshan Chemical Industries Ltd.	8,735	84
*	Godrej Industries Ltd.	7,586	83
*,3	Equitas Small Finance Bank Ltd.	117,793	83
	Maharashtra Scooters Ltd.	570	83
*	Bajaj Consumer Care Ltd.	18,816	82
*	Tata Teleservices Maharashtra Ltd.	179,772	82
*	Honasa Consumer Ltd.	24,651	82
	Karnataka Bank Ltd.	36,222	81
	Care Ratings Ltd.	4,496	80
*	Alok Industries Ltd.	504,977	80
	Jubilant Ingrevia Ltd.	12,412	80
*	Sterlite Technologies Ltd.	45,252	79
	PTC India Ltd.	42,916	79
	BASF India Ltd.	2,087	79
	Doms Industries Ltd.	3,075	79
	SKF India Ltd.	4,051	78
	Alembic Pharmaceuticals Ltd.	9,875	77
	Welspun Living Ltd.	55,642	77
*	Gokaldas Exports Ltd.	10,847	77
	Safari Industries India Ltd.	3,864	76
	Sanofi Consumer Healthcare India Ltd.	1,538	76
	Minda Corp. Ltd.	12,445	76
	DCM Shriram Ltd.	6,563	75
	Time Technoplast Ltd.	36,906	75
*	Aditya Birla Fashion & Retail Ltd.	99,633	74
	Vinati Organics Ltd.	4,540	74
	Clean Science & Technology Ltd.	9,148	74
*	Embassy Developments Ltd.	109,715	73
	Olectra Greentech Ltd.	6,685	73
	Garware Hi-Tech Films Ltd.	1,568	73
	Prudent Corporate Advisory Services Ltd.	2,839	73
[3]	Godrej Agrovet Ltd.	10,211	72
	DCB Bank Ltd.	34,932	71
	Kaveri Seed Co. Ltd.	8,322	71
	Fine Organic Industries Ltd.	1,380	71
*	SBFC Finance Ltd.	68,853	71
	Marksans Pharma Ltd.	36,440	70
	Elecon Engineering Co. Ltd.	15,333	70
[3]	KPI Green Energy Ltd.	16,531	70
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	69
	Action Construction Equipment Ltd.	7,077	69
	Caplin Point Laboratories Ltd.	3,703	69
[3]	New India Assurance Co. Ltd.	41,672	68
*	SignatureGlobal India Ltd.	6,286	68
	IIFL Capital Services Ltd.	20,617	66
	Transformers & Rectifiers India Ltd.	19,212	66
	Blue Dart Express Ltd.	1,046	65
	EPL Ltd.	27,302	65
	Westlife Foodworld Ltd.	11,967	65
	Arvind Fashions Ltd.	13,438	65
	Concord Biotech Ltd.	4,855	65
	Archean Chemical Industries Ltd.	10,131	64
*	Rategain Travel Technologies Ltd.	10,956	64
	Bombay Burmah Trading Co.	3,378	63
*	TeamLease Services Ltd.	4,720	63
	Jupiter Wagons Ltd.	21,508	63
	RITES Ltd.	26,289	62
*	Just Dial Ltd.	10,065	61
	Shilpa Medicare Ltd.	16,518	61
	Triveni Engineering & Industries Ltd.	13,964	61
	Mrs Bectors Food Specialities Ltd.	26,640	61

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Eureka Forbes Ltd.	11,555	60
	Tanla Platforms Ltd.	11,484	58
	Route Mobile Ltd.	10,373	58
	BLS International Services Ltd.	18,726	58
	Garware Technical Fibres Ltd.	8,057	57
	Suprajit Engineering Ltd.	11,965	57
	Shakti Pumps India Ltd.	9,941	56
*	VIP Industries Ltd.	14,063	55
	Genus Power Infrastructures Ltd.	18,537	54
	KRBL Ltd.	14,242	53
	Trident Ltd.	187,460	53
	Cemindia Projects Ltd.	8,374	53
*	Nuvoco Vistas Corp. Ltd.	14,469	52
	Newgen Software Technologies Ltd.	9,279	52
	Rain Industries Ltd.	31,205	51
	Rallis India Ltd.	16,583	51
	Mastek Ltd.	2,925	51
	JK Paper Ltd.	12,236	49
	NIIT Learning Systems Ltd.	13,096	49
	ION Exchange India Ltd.	12,312	49
	Railtel Corp. of India Ltd.	14,223	49
*	AvenuesAI Ltd.	261,334	48
	PNC Infratech Ltd.	21,196	48
	Alkyl Amines Chemicals	2,943	48
*	Restaurant Brands Asia Ltd.	68,950	48
	Rhi Magnesita India Ltd.	10,072	48
	JBM Auto Ltd.	7,860	48
	Orient Electric Ltd.	23,155	47
	Gateway Distriparks Ltd.	72,920	47
*	Sterling & Wilson Renewable	21,526	47
*	Valor Estate Ltd.	37,366	47
	Cera Sanitaryware Ltd.	854	46
*	V-Mart Retail Ltd.	7,392	45
	Relaxo Footwears Ltd.	11,513	44
*	Raymond Lifestyle Ltd.	4,580	44
	Vedant Fashions Ltd.	9,932	43
	AurionPro Solutions Ltd.	4,415	43
	ISGEC Heavy Engineering Ltd.	4,401	43
	Saregama India Ltd.	11,090	41
	Electrosteel Castings Ltd.	53,872	41
*	Network18 Media & Investments Ltd.	112,065	41
	G R Infraprojects Ltd.	3,796	40
*	TVS Supply Chain Solutions Ltd.	31,467	40
	Cello World Ltd.	8,481	39
	Texmaco Rail & Engineering Ltd.	33,832	39
	GMM Pfaudler Ltd.	3,738	38
*	Zaggle Prepaid Ocean Services Ltd.	15,081	38
	Bajaj Electricals Ltd.	9,251	37
	TTK Prestige Ltd.	6,400	37
*	Websol Energy System Ltd.	60,310	37
	KNR Constructions Ltd.	24,359	36
	Paisalo Digital Ltd.	91,590	36
	Pfizer Ltd.	627	35
*	Rajesh Exports Ltd.	22,367	35
*	Sheela Foam Ltd.	5,702	34
	Galaxy Surfactants Ltd.	1,566	34
	NOCIL Ltd.	20,920	33
	Campus Activewear Ltd.	11,285	32
*	Chemplast Sanmar Ltd.	11,255	31
	Polyplex Corp. Ltd.	3,353	31
	Thomas Cook India Ltd.	26,428	30
	Symphony Ltd.	3,473	30
	Anup Engineering Ltd.	1,748	30
*	Ashoka Buildcon Ltd.	20,729	30
	Balaji Amines Ltd.	2,333	28
	Orient Cement Ltd.	16,763	28
*	Raymond Ltd.	6,055	27
	Vaibhav Global Ltd.	10,869	27
*	Sun Pharma Advanced Research Co. Ltd.	18,416	26
*	Jai Balaji Industries Ltd.	33,135	25

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Quess Corp. Ltd.	10,991	24
	NIIT Ltd.	13,822	11
*,2	Allcargo Worldwide Ltd.	43,908	11
*	Allcargo Logistics Ltd.	43,908	4
*	Genus Prime Infra Ltd.	3,089	1
*,2	TVS Motor Co. Ltd.	187,768	—
			265,188
Indonesia (0.3%)
	Bank Central Asia Tbk. PT	9,923,216	4,237
	Bank Rakyat Indonesia Persero Tbk. PT	13,408,896	3,120
	Bank Mandiri Persero Tbk. PT	8,773,740	2,754
	Telkom Indonesia Persero Tbk. PT	8,938,100	1,886
*	Amman Mineral Internasional PT	2,389,400	1,090
	Bank Negara Indonesia Persero Tbk. PT	2,456,100	644
*	Bumi Resources Minerals Tbk. PT	10,498,500	607
*	Merdeka Copper Gold Tbk. PT	2,500,700	559
*	GoTo Gojek Tokopedia Tbk. PT Class A	149,875,200	545
*	Barito Pacific Tbk. PT	4,173,061	495
	Sumber Alfaria Trijaya Tbk. PT	3,936,300	391
	Charoen Pokphand Indonesia Tbk. PT	1,367,300	346
	Indofood Sukses Makmur Tbk. PT	854,600	329
	Indah Kiat Pulp & Paper Tbk. PT	444,000	306
	Kalbe Farma Tbk. PT	3,724,200	245
	Trimegah Bangun Persada Tbk. PT	2,281,093	209
	Vale Indonesia Tbk. PT	435,853	205
	Indofood CBP Sukses Makmur Tbk. PT	431,200	202
	Elang Mahkota Teknologi Tbk. PT	3,000,500	159
	XLSMART Telecom Sejahtera Tbk. PT	837,150	158
	Unilever Indonesia Tbk. PT	1,013,300	144
	Indosat Tbk. PT	996,500	137
	Sarana Menara Nusantara Tbk. PT	4,248,300	128
	Mitra Keluarga Karyasehat Tbk. PT	937,800	123
	Medikaloka Hermina Tbk. PT	1,529,600	117
	Mitra Adiperkasa Tbk. PT	1,332,000	107
	Japfa Comfeed Indonesia Tbk. PT	728,500	103
*	Bukalapak.com PT Tbk.	11,365,500	99
	Dayamitra Telekomunikasi PT	3,106,300	97
*	Bank Jago Tbk. PT	961,900	91
	Cisarua Mountain Dairy PT Tbk.	286,700	89
	Bank Syariah Indonesia Tbk. PT	612,200	86
	Mayora Indah Tbk. PT	635,500	80
	Indocement Tunggal Prakarsa Tbk. PT	205,200	76
	Jasa Marga Persero Tbk. PT	344,300	76
	Ciputra Development Tbk. PT	1,616,400	74
	Map Aktif Adiperkasa PT	1,628,800	68
	Pakuwon Jati Tbk. PT	2,817,300	61
*	MNC Digital Entertainment Tbk. PT	1,605,000	61
	Bank Tabungan Negara Persero Tbk. PT	659,148	55
	Avia Avian Tbk. PT	2,084,900	55
	BFI Finance Indonesia Tbk. PT	1,106,500	52
	Summarecon Agung Tbk. PT	2,027,206	45
	PT Tower Bersama Infrastructure Tbk.	418,292	42
*	Bumi Serpong Damai Tbk. PT	826,400	41
	Bank Pan Indonesia Tbk. PT	624,100	40
*,2	Waskita Karya Persero Tbk. PT	3,046,719	37
*	Lippo Karawaci Tbk. PT	5,486,600	35
*	Bank Neo Commerce Tbk. PT	1,508,738	33
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	31
	Surya Citra Media Tbk. PT	1,876,100	31
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	28
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	25
	Matahari Department Store Tbk. PT	218,000	25
*	Panin Financial Tbk. PT	1,525,900	25
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	462,726	23
	Bank BTPN Syariah Tbk. PT	276,900	19
*	Media Nusantara Citra Tbk. PT	608,900	8
*	Siloam International Hospitals Tbk. PT	47,400	8
			20,962

ESG International Stock ETF
		Shares	Market Value• ($000)
Ireland (0.3%)
	AIB Group plc	425,833	4,420
	Bank of Ireland Group plc	192,072	3,740
	Kingspan Group plc	30,678	3,037
	Kerry Group plc Class A	32,331	2,873
	Ryanair Holdings plc	30,713	992
	Glanbia plc (XDUB)	34,612	716
	Cairn Homes plc	122,670	345
	Glanbia plc (XLON)	28	1
			16,124
Israel (0.8%)
	Bank Leumi Le-Israel BM	297,383	7,199
	Bank Hapoalim BM	262,668	6,629
	Israel Discount Bank Ltd. Class A	245,574	2,972
*	Tower Semiconductor Ltd.	22,440	2,844
*	Nova Ltd.	5,951	2,614
	Phoenix Financial Ltd.	45,905	2,347
	Mizrahi Tefahot Bank Ltd.	30,485	2,284
*	Enlight Renewable Energy Ltd.	26,837	1,841
	Next Vision Stabilized Systems Ltd.	14,081	1,606
	Bezeq The Israeli Telecommunication Corp. Ltd.	563,794	1,487
*	Nice Ltd.	12,451	1,426
	Harel Insurance Investments & Financial Services Ltd.	22,525	1,185
	Clal Insurance Enterprises Holdings Ltd.	14,239	1,065
	Azrieli Group Ltd.	7,335	1,054
*	Camtek Ltd.	6,043	1,007
	First International Bank of Israel Ltd.	10,251	882
	Tel Aviv Stock Exchange Ltd.	17,056	832
	Big Shopping Centers Ltd.	3,134	755
	Mega Or Holdings Ltd.	4,232	689
	ICL Group Ltd.	136,472	647
	Menora Mivtachim Holdings Ltd.	4,352	623
	FIBI Holdings Ltd.	4,668	488
	Strauss Group Ltd.	9,634	425
	Alony Hetz Properties & Investments Ltd.	27,718	326
	YH Dimri Construction & Development Ltd.	2,156	307
	Reit 1 Ltd.	38,836	290
	Matrix IT Ltd.	9,563	289
	Partner Communications Co. Ltd.	22,232	272
	El Al Israel Airlines	54,105	270
*	Fattal Holdings 1998 Ltd.	1,363	267
	Meitav Investment House Ltd.	7,261	266
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,929	248
	Israel Canada T.R Ltd.	39,515	248
	Electra Ltd.	7,752	235
*	OY Nofar Energy Ltd.	4,224	224
	Cellcom Israel Ltd.	18,443	215
	Hilan Ltd.	3,207	205
	Ashtrom Group Ltd.	8,267	180
	Aura Investments Ltd.	25,229	167
	Isracard Ltd.	34,022	162
	IDI Insurance Co. Ltd.	2,170	158
*	Nayax Ltd.	3,000	151
	Fox Wizel Ltd.	1,542	139
	Inrom Construction Industries Ltd.	21,373	137
	Danel Adir Yeoshua Ltd.	931	131
*	Priortech Ltd.	1,398	123
	Summit Real Estate Holdings Ltd.	6,698	121
	Sella Capital Real Estate Ltd.	38,179	111
	Delta Galil Ltd.	1,907	92
	Elco Ltd.	1,586	77
*	Perion Network Ltd.	9,141	76
	G City Ltd.	17,504	44
*	Orion Retail Properties Ltd.	2,116	2
			48,434
Italy (1.8%)
	UniCredit SpA	305,179	25,985
	Intesa Sanpaolo SpA	3,059,993	20,996
	Ferrari NV	23,832	9,004

ESG International Stock ETF
		Shares	Market Value• ($000)
	Generali	192,520	8,198
	Banco BPM SpA	294,934	4,344
	Banca Monte dei Paschi di Siena SpA	417,267	4,072
	BPER Banca SpA	279,085	3,931
	Terna - Rete Elettrica Nazionale	277,088	3,334
	Moncler SpA	45,269	3,123
	FinecoBank Banca Fineco SpA	124,227	2,924
	Stellantis NV	355,591	2,885
[3]	Poste Italiane SpA	88,557	2,372
	Unipol Assicurazioni SpA	75,753	1,885
*	Telecom Italia SpA (MTAA)	2,059,449	1,545
	Recordati Industria Chimica e Farmaceutica SpA	21,643	1,237
*	Telecom Italia SpA	1,325,549	1,159
	Buzzi SpA	16,942	977
	Banca Mediolanum SpA	45,481	976
	Azimut Holding SpA	23,041	950
	Interpump Group SpA	16,018	737
	Banca Generali SpA	11,002	709
	Brunello Cucinelli SpA	7,041	681
	De' Longhi SpA	14,527	666
[1,3]	Infrastrutture Wireless Italiane SpA	62,431	662
*	Technoprobe SpA	30,383	610
	Stellantis NV (XPAR)	73,590	599
[3]	Technogym SpA	23,301	511
	Mediobanca Banca di Credito Finanziario SpA	23,361	506
[3]	Pirelli & C SpA	67,238	503
	Reply SpA	4,532	485
[1,3]	Nexi SpA	103,412	422
	Banca Popolare di Sondrio SPA	19,200	388
	Danieli & C Officine Meccaniche SpA Saving Shares	6,714	374
	Amplifon SpA	23,388	363
	DiaSorin SpA	4,262	358
	Webuild SpA	88,919	346
	Brembo NV	25,716	305
	ERG SpA	10,180	300
[3]	Enav SpA	45,370	295
[3]	Carel Industries SpA	8,805	241
	Credito Emiliano SpA	12,959	238
	Tamburi Investment Partners SpA	19,274	216
	Banca IFIS SpA	6,968	202
	Danieli & C Officine Meccaniche SpA	2,307	184
	Cementir Holding NV	9,119	172
*,3	BFF Bank SpA	33,116	147
	Intercos SpA	9,227	135
	El.En. SpA	7,843	131
	Sesa SpA	1,433	130
	Italmobiliare SpA	3,700	126
[3]	RAI Way SpA	15,922	116
	Moltiply Group SpA	2,663	104
	Sanlorenzo SpA	2,560	101
	Ariston Holding NV	16,012	95
*	Salvatore Ferragamo SpA	11,559	92
[1]	MFE-MediaForEurope NV Class A	24,848	91
	MFE-MediaForEurope NV Class B	17,878	85
[1]	Tinexta SpA	4,206	75
[1]	Piaggio & C SpA	33,025	71
*,3	GVS SpA	14,805	70
	Arnoldo Mondadori Editore SpA	28,394	69
	MFE-MediaForEurope NV Class A	18,443	67
[1]	Zignago Vetro SpA	5,908	54
	MARR SpA	4,699	52
*,1	Juventus Football Club SpA	18,594	51
[3]	Anima Holding SpA	5,526	45
	Rizzoli Corriere Della Sera Mediagroup SpA	37,711	43
	Alerion Cleanpower SpA	837	19
			112,939
Japan (16.1%)
	Toyota Motor Corp.	2,119,200	51,345
	Mitsubishi UFJ Financial Group Inc.	2,191,400	40,681

ESG International Stock ETF
	Shares	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	736,700	27,800
Sony Group Corp.	1,199,400	27,572
Advantest Corp.	145,900	25,265
Tokyo Electron Ltd.	88,500	24,902
Mizuho Financial Group Inc.	487,020	21,728
SoftBank Group Corp.	782,300	20,032
Keyence Corp.	37,300	15,720
Fast Retailing Co. Ltd.	35,300	15,478
Tokio Marine Holdings Inc.	366,700	15,230
Shin-Etsu Chemical Co. Ltd.	368,500	14,508
Hoya Corp.	67,400	12,174
Takeda Pharmaceutical Co. Ltd.	314,357	11,766
Recruit Holdings Co. Ltd.	266,649	11,603
Nintendo Co. Ltd.	201,100	11,374
Sumitomo Electric Industries Ltd.	149,900	9,905
KDDI Corp.	550,900	9,463
Fujikura Ltd.	54,600	9,323
Chugai Pharmaceutical Co. Ltd.	128,100	8,638
Murata Manufacturing Co. Ltd.	325,900	8,522
Disco Corp.	17,500	8,414
FANUC Corp.	183,600	8,313
SoftBank Corp.	5,655,530	7,736
Fujitsu Ltd.	341,400	7,611
Honda Motor Co. Ltd.	744,800	7,461
Mitsubishi Estate Co. Ltd.	216,400	7,298
Daiichi Sankyo Co. Ltd.	368,000	7,248
Panasonic Holdings Corp.	448,700	7,236
Dai-ichi Life Holdings Inc.	689,800	7,078
Mitsui Fudosan Co. Ltd.	521,100	7,024
Japan Post Bank Co. Ltd.	357,618	7,001
Aeon Co. Ltd.	489,320	6,966
Sompo Holdings Inc.	171,700	6,812
NEC Corp.	245,400	6,803
MS&AD Insurance Group Holdings Inc.	241,700	6,735
Ajinomoto Co. Inc.	192,600	6,126
Renesas Electronics Corp.	322,477	6,082
Seven & i Holdings Co. Ltd.	425,600	6,002
Otsuka Holdings Co. Ltd.	87,100	6,002
Astellas Pharma Inc.	358,900	5,973
TDK Corp.	378,000	5,840
Nomura Holdings Inc.	584,700	5,428
Resona Holdings Inc.	443,950	5,417
NTT Inc.	5,510,200	5,391
Bridgestone Corp.	222,000	5,359
Suzuki Motor Corp.	351,800	5,320
SMC Corp.	10,900	5,214
East Japan Railway Co.	209,200	5,167
Denso Corp.	357,000	5,122
Canon Inc.	166,300	5,026
Central Japan Railway Co.	166,900	4,926
FUJIFILM Holdings Corp.	237,200	4,878
Kyocera Corp.	264,600	4,673
Sumitomo Mitsui Trust Group Inc.	129,100	4,502
Sumitomo Realty & Development Co. Ltd.	130,200	4,402
Japan Post Holdings Co. Ltd.	332,067	4,324
Toyota Industries Corp.	32,700	4,235
Daiwa House Industry Co. Ltd.	116,800	4,215
Asics Corp.	133,900	4,103
Kubota Corp.	191,300	3,889
Terumo Corp.	287,300	3,887
Kao Corp.	89,800	3,835
Oriental Land Co. Ltd.	210,900	3,800
Shionogi & Co. Ltd.	149,900	3,539
Lasertec Corp.	15,500	3,342
Nitto Denko Corp.	135,400	3,140
Secom Co. Ltd.	78,600	3,049
Bandai Namco Holdings Inc.	111,500	3,023
Ibiden Co. Ltd.	49,600	3,016
Asahi Kasei Corp.	251,200	2,961
Sekisui House Ltd.	118,900	2,905

ESG International Stock ETF
		Shares	Market Value• ($000)
	Daifuku Co. Ltd.	69,300	2,861
	Japan Exchange Group Inc.	207,300	2,821
	Resonac Holdings Corp.	36,867	2,800
	Daiwa Securities Group Inc.	263,200	2,766
	Pan Pacific International Holdings Corp.	387,800	2,592
	T&D Holdings Inc.	92,900	2,502
	SCREEN Holdings Co. Ltd.	17,100	2,493
	Toray Industries Inc.	289,800	2,482
	Furukawa Electric Co. Ltd.	13,500	2,419
	Yokohama Financial Group Inc.	218,800	2,362
	SBI Holdings Inc.	108,300	2,316
	Nomura Research Institute Ltd.	82,800	2,272
	Ryohin Keikaku Co. Ltd.	95,000	2,168
	Olympus Corp.	212,100	2,078
	Mitsubishi Chemical Group Corp.	278,100	2,064
	Isuzu Motors Ltd.	107,900	2,011
	Niterra Co. Ltd.	39,200	1,977
	Chiba Bank Ltd.	132,800	1,975
	Makita Corp.	50,600	1,958
	Shizuoka Financial Group Inc.	96,700	1,944
	West Japan Railway Co.	88,902	1,912
	Eisai Co. Ltd.	54,700	1,842
	Yaskawa Electric Corp.	51,900	1,826
	Aisin Corp.	102,300	1,816
	Obic Co. Ltd.	65,900	1,775
	TOPPAN Holdings Inc.	49,000	1,678
	Fukuoka Financial Group Inc.	38,200	1,671
	Unicharm Corp.	242,800	1,661
	Nexon Co. Ltd.	78,000	1,657
	MINEBEA MITSUMI Inc.	77,200	1,655
	Shiseido Co. Ltd.	78,200	1,651
	Kokusai Electric Corp.	39,700	1,629
	Nitori Holdings Co. Ltd.	81,000	1,623
	Shimano Inc.	15,200	1,623
	Dai Nippon Printing Co. Ltd.	78,000	1,621
	Mitsubishi HC Capital Inc.	166,860	1,617
	Mebuki Financial Group Inc.	188,100	1,613
	Nippon Sanso Holdings Corp.	40,400	1,550
	Sekisui Chemical Co. Ltd.	79,500	1,548
	Capcom Co. Ltd.	67,700	1,538
[1]	Yamaha Motor Co. Ltd.	191,500	1,523
*	Rakuten Group Inc.	285,900	1,518
	Nippon Building Fund Inc.	1,606	1,494
	Shimadzu Corp.	52,300	1,456
	Kikkoman Corp.	150,300	1,445
	Omron Corp.	40,400	1,431
	Sanrio Co. Ltd.	38,700	1,419
	Nippon Paint Holdings Co. Ltd.	189,313	1,402
	Hankyu Hanshin Holdings Inc.	47,900	1,398
	Ono Pharmaceutical Co. Ltd.	80,000	1,375
	Toyo Suisan Kaisha Ltd.	17,400	1,369
	Daito Trust Construction Co. Ltd.	58,300	1,343
	Hulic Co. Ltd.	99,870	1,324
	MEIJI Holdings Co. Ltd.	51,100	1,318
	LY Corp.	526,700	1,302
	Isetan Mitsukoshi Holdings Ltd.	64,900	1,274
	Tokyu Fudosan Holdings Corp.	125,500	1,262
	Kyoto Financial Group Inc.	50,600	1,253
	Japan Post Insurance Co. Ltd.	38,339	1,251
	Yokohama Rubber Co. Ltd.	24,800	1,247
	Tokyu Corp.	95,800	1,224
	Rohm Co. Ltd.	66,300	1,216
*	Sony Financial Group Inc.	1,178,100	1,205
	Nippon Express Holdings Inc.	48,300	1,191
*	Nissan Motor Co. Ltd.	430,372	1,186
	Tokyo Ohka Kogyo Co. Ltd.	20,200	1,186
	Kurita Water Industries Ltd.	21,100	1,173
	MISUMI Group Inc.	57,600	1,160
	Japan Real Estate Investment Corp.	1,377	1,146
	Tokyo Tatemono Co. Ltd.	40,900	1,144

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mitsui Chemicals Inc.	74,600	1,136
	MatsukiyoCocokara & Co.	68,600	1,135
	TOTO Ltd.	29,100	1,134
	Haseko Corp.	51,700	1,130
	Amada Co. Ltd.	67,400	1,121
	Hachijuni Nagano Bank Ltd.	84,400	1,121
	Nissan Chemical Corp.	24,300	1,105
	Sumitomo Forestry Co. Ltd.	101,200	1,094
	Sanwa Holdings Corp.	40,300	1,067
	Mazda Motor Corp.	120,000	1,063
	Iyogin Holdings Inc.	48,700	1,056
	Japan Metropolitan Fund Investment Corp.	1,330	1,037
	Gunma Bank Ltd.	71,200	1,029
	Brother Industries Ltd.	49,300	1,018
	Open House Group Co. Ltd.	13,700	1,014
	Mitsubishi Materials Corp.	26,400	1,013
	COMSYS Holdings Corp.	27,200	1,001
	Toho Co. Ltd.	99,000	992
	USS Co. Ltd.	81,500	990
	Seibu Holdings Inc.	33,200	986
	Tosoh Corp.	55,600	972
	Hikari Tsushin Inc.	3,400	961
	Azbil Corp.	103,200	958
	Oji Holdings Corp.	149,000	939
	Nitto Boseki Co. Ltd.	5,800	931
	Square Enix Holdings Co. Ltd.	55,600	916
	Asahi Intecc Co. Ltd.	42,500	916
	Otsuka Corp.	45,200	912
	Sysmex Corp.	95,800	904
	Nissin Foods Holdings Co. Ltd.	42,700	902
	Mitsui E&S Co. Ltd.	17,900	897
	Tsuruha Holdings Inc.	53,050	894
	NH Foods Ltd.	19,300	885
	Nomura Real Estate Master Fund Inc.	825	882
	Kyowa Kirin Co. Ltd.	47,400	881
	EXEO Group Inc.	45,900	880
	M3 Inc.	80,400	880
	TIS Inc.	42,300	874
	SUMCO Corp.	73,500	855
	Nippon Prologis REIT Inc.	1,451	851
	Kintetsu Group Holdings Co. Ltd.	40,100	849
	Seiko Epson Corp.	61,900	838
	NSK Ltd.	93,200	838
	Hokuhoku Financial Group Inc.	20,900	835
	Nomura Real Estate Holdings Inc.	111,000	826
	Yakult Honsha Co. Ltd.	49,076	822
*	Dentsu Group Inc.	43,500	821
	Dowa Holdings Co. Ltd.	11,100	820
	77 Bank Ltd.	13,000	817
	Tokyo Seimitsu Co. Ltd.	7,400	814
[1]	SG Holdings Co. Ltd.	79,934	811
	KDX Realty Investment Corp.	740	806
	Trend Micro Inc.	24,100	802
	Medipal Holdings Corp.	40,300	790
	Hamamatsu Photonics KK	61,100	788
	BayCurrent Inc.	26,900	781
	Santen Pharmaceutical Co. Ltd.	68,600	771
	Keisei Electric Railway Co. Ltd.	88,700	770
	Suntory Beverage & Food Ltd.	24,500	770
	THK Co. Ltd.	21,100	760
	Nikon Corp.	59,100	754
	CyberAgent Inc.	84,900	749
	Kuraray Co. Ltd.	63,300	749
	McDonald's Holdings Co. Japan Ltd.	15,700	747
	Hirose Electric Co. Ltd.	5,000	745
	United Urban Investment Corp.	623	740
	Hoshizaki Corp.	21,000	738
	Odakyu Electric Railway Co. Ltd.	64,100	737
	J Front Retailing Co. Ltd.	44,400	732
	Tobu Railway Co. Ltd.	36,200	729

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Rakuten Bank Ltd.	17,800	724
	Marui Group Co. Ltd.	35,400	720
	Daiwa House REIT Investment Corp.	846	720
	Invincible Investment Corp.	1,690	718
	Taiyo Yuden Co. Ltd.	23,200	708
	Orix JREIT Inc.	1,054	703
	MonotaRO Co. Ltd.	52,500	698
	Kanematsu Corp.	44,400	698
	Rohto Pharmaceutical Co. Ltd.	44,400	696
	Takashimaya Co. Ltd.	54,800	696
	GS Yuasa Corp.	19,400	689
	Credit Saison Co. Ltd.	22,600	688
	Toyo Tire Corp.	21,900	675
	Kyushu Railway Co.	26,300	668
	Maruwa Co. Ltd.	1,700	665
	Nabtesco Corp.	20,300	658
	Nishi-Nippon Financial Holdings Inc.	23,000	655
	Citizen Watch Co. Ltd.	52,900	647
	Koito Manufacturing Co. Ltd.	35,900	647
	Taiheiyo Cement Corp.	22,500	647
	ZOZO Inc.	88,400	643
	Nisshin Seifun Group Inc.	45,800	641
	Yamato Holdings Co. Ltd.	52,300	641
	ANA Holdings Inc.	29,241	638
	Takasago Thermal Engineering Co. Ltd.	19,000	638
	Toyoda Gosei Co. Ltd.	19,600	637
	Japan Airlines Co. Ltd.	30,723	635
	Nagase & Co. Ltd.	20,000	633
	Yamaha Corp.	81,300	630
	ADEKA Corp.	20,300	623
	Fuji Corp.	16,000	622
	Persol Holdings Co. Ltd.	387,900	620
	Hirogin Holdings Inc.	49,700	615
	Kyushu Financial Group Inc.	71,700	613
	Hazama Ando Corp.	44,400	608
	Shimamura Co. Ltd.	26,400	607
	Sumitomo Rubber Industries Ltd.	33,700	598
	Coca-Cola Bottlers Japan Holdings Inc.	22,600	597
[1]	Kobe Bussan Co. Ltd.	25,000	595
	INFRONEER Holdings Inc.	35,408	593
	Toyo Seikan Group Holdings Ltd.	22,400	585
	Chugin Financial Group Inc.	28,400	583
[1]	Tokyo Metro Co. Ltd.	54,500	583
	Kraftia Corp.	8,600	582
	Yamaguchi Financial Group Inc.	33,100	582
	Ulvac Inc.	8,700	581
	Alfresa Holdings Corp.	33,600	578
	Lixil Corp.	48,700	572
	Daishi Hokuetsu Financial Group Inc.	43,800	571
	Nippon Electric Glass Co. Ltd.	12,900	567
	Dexerials Corp.	34,200	564
	Japan Hotel REIT Investment Corp.	1,039	564
	Yamazaki Baking Co. Ltd.	25,000	562
	Kansai Paint Co. Ltd.	31,500	557
	Lion Corp.	47,300	556
	ALSOK Co. Ltd.	67,700	556
*	Sumitomo Pharma Co. Ltd.	34,300	555
	Kamigumi Co. Ltd.	14,900	555
	Mitsubishi Logistics Corp.	60,600	555
	Kewpie Corp.	19,200	551
	SWCC Corp.	5,600	551
	Zenkoku Hosho Co. Ltd.	26,700	550
	NHK Spring Co. Ltd.	28,500	547
	Meiko Electronics Co. Ltd.	3,900	547
	Yamada Holdings Co. Ltd.	145,700	541
	Sankyu Inc.	8,400	540
	Nifco Inc.	15,100	535
	Keio Corp.	19,900	534
	JTEKT Corp.	38,700	531
*	Mercari Inc.	22,400	530

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nissui Corp.	52,800	524
	SKY Perfect JSAT Holdings Inc.	28,400	522
	UACJ Corp.	29,300	518
	Advance Residence Investment Corp.	468	515
	Anritsu Corp.	26,500	510
	Organo Corp.	4,600	510
	Nichirei Corp.	36,800	501
	Yamato Kogyo Co. Ltd.	6,000	499
	DMG Mori Co. Ltd.	25,000	495
	Alps Alpine Co. Ltd.	32,800	491
	Iida Group Holdings Co. Ltd.	27,500	489
	Sekisui House REIT Inc.	811	489
	Taiyo Holdings Co. Ltd.	14,200	488
	Rinnai Corp.	18,700	487
	Macnica Holdings Inc.	27,500	486
	Socionext Inc.	37,800	486
	MIRAIT ONE Corp.	18,100	470
[1]	Nikkon Holdings Co. Ltd.	18,500	468
	North Pacific Bank Ltd.	66,600	467
	Japan Prime Realty Investment Corp.	681	465
	Suzuken Co. Ltd.	11,000	464
	Tokyo Century Corp.	31,700	463
	Shibaura Mechatronics Corp.	12,500	460
	Japan Airport Terminal Co. Ltd.	13,400	457
	Nankai Electric Railway Co. Ltd.	22,900	457
	Seiko Group Corp.	5,300	448
	Sugi Holdings Co. Ltd.	19,500	447
	Nagoya Railroad Co. Ltd.	37,500	443
	Micronics Japan Co. Ltd.	5,700	442
	DIC Corp.	15,500	440
	Stanley Electric Co. Ltd.	20,700	437
	BIPROGY Inc.	14,300	434
	Air Water Inc.	31,200	433
	CKD Corp.	12,200	432
	Casio Computer Co. Ltd.	42,700	429
	Daicel Corp.	40,600	426
*,1	Metaplanet Inc.	206,800	426
	Konica Minolta Inc.	111,200	424
	GMO Payment Gateway Inc.	8,100	420
	Jeol Ltd.	9,500	418
	Hyakugo Bank Ltd.	37,900	412
	Keikyu Corp.	41,000	411
	Rengo Co. Ltd.	41,200	411
	Teijin Ltd.	36,700	408
	Sanki Engineering Co. Ltd.	8,100	408
	Hisamitsu Pharmaceutical Co. Inc.	10,500	407
	Kokuyo Co. Ltd.	68,900	407
	Shiga Bank Ltd.	7,000	404
	Sumitomo Bakelite Co. Ltd.	10,300	396
	Activia Properties Inc.	411	393
	Industrial & Infrastructure Fund Investment Corp.	403	392
	Mitsui Fudosan Logistics Park Inc.	514	387
	Oracle Corp. Japan	6,400	386
	Ezaki Glico Co. Ltd.	9,900	385
	Kaneka Corp.	11,400	385
	Morinaga Milk Industry Co. Ltd.	12,100	385
	Keihan Holdings Co. Ltd.	17,100	379
	Nippon Kayaku Co. Ltd.	29,400	377
	Rorze Corp.	17,700	375
	Juroku Financial Group Inc.	5,700	375
	Taikisha Ltd.	14,900	374
	Denka Co. Ltd.	15,700	370
	Mabuchi Motor Co. Ltd.	31,400	370
	Miura Co. Ltd.	17,800	367
	ARE Holdings Inc.	12,600	367
	Mizuho Leasing Co. Ltd.	37,400	366
	Canon Marketing Japan Inc.	8,100	363
	Nippon Shinyaku Co. Ltd.	10,900	360
	Kobayashi Pharmaceutical Co. Ltd.	9,600	358
	Dai-Dan Co. Ltd.	15,300	358

ESG International Stock ETF
	Shares	Market Value• ($000)
Hanwa Co. Ltd.	6,200	356
Zeon Corp.	25,800	353
Resorttrust Inc.	28,300	351
Harmonic Drive Systems Inc.	12,100	351
Sundrug Co. Ltd.	12,900	349
NTN Corp.	128,700	348
Seino Holdings Co. Ltd.	20,400	348
Tokuyama Corp.	12,100	347
Meidensha Corp.	6,900	344
Daihen Corp.	3,700	344
San-In Godo Bank Ltd.	30,400	344
Tokyo Kiraboshi Financial Group Inc.	4,600	344
Keiyo Bank Ltd.	23,700	341
Mitsubishi Motors Corp.	124,000	340
Suruga Bank Ltd.	25,000	339
Nihon Kohden Corp.	30,200	337
Kadokawa Corp.	18,044	335
Toagosei Co. Ltd.	27,100	334
Senko Group Holdings Co. Ltd.	26,300	332
Aozora Bank Ltd.	18,300	331
Japan Logistics Fund Inc.	496	329
Mitsui-Soko Holdings Co. Ltd.	13,700	328
Park24 Co. Ltd.	22,700	326
Hakuhodo DY Holdings Inc.	43,200	324
NOK Corp.	15,200	323
Internet Initiative Japan Inc.	22,100	322
LaSalle Logiport REIT	327	322
Tokai Tokyo Financial Holdings Inc.	60,300	320
Tsumura & Co.	11,900	320
Sinfonia Technology Co. Ltd.	3,800	319
Mizuno Corp.	12,200	317
Musashino Bank Ltd.	7,600	317
SHO-BOND Holdings Co. Ltd.	33,300	313
Koei Tecmo Holdings Co. Ltd.	26,980	311
Aichi Financial Group Inc.	7,363	311
Nippon Shokubai Co. Ltd.	18,900	308
Ushio Inc.	15,000	308
Ferrotec Corp.	7,600	308
Tsubakimoto Chain Co.	17,900	306
Daiwabo Holdings Co. Ltd.	14,700	301
Kiyo Bank Ltd.	11,000	301
Japan Securities Finance Co. Ltd.	19,800	300
Oki Electric Industry Co. Ltd.	14,500	299
Inaba Denki Sangyo Co. Ltd.	16,200	298
Lintec Corp.	8,500	297
Fuyo General Lease Co. Ltd.	9,900	294
Amano Corp.	11,100	291
Toho Holdings Co. Ltd.	9,400	291
AEON REIT Investment Corp.	333	291
Japan Elevator Service Holdings Co. Ltd.	27,800	289
Hyakujushi Bank Ltd.	4,600	287
Kagome Co. Ltd.	15,400	286
MEITEC Group Holdings Inc.	12,900	284
Ogaki Kyoritsu Bank Ltd.	6,500	284
Takeuchi Manufacturing Co. Ltd.	5,900	283
Nipro Corp.	27,400	279
Max Co. Ltd.	6,200	277
Tomy Co. Ltd.	15,000	276
Makino Milling Machine Co. Ltd.	3,700	275
Toho Bank Ltd.	59,200	275
Goldwin Inc.	17,400	274
Bank of Nagoya Ltd.	7,200	273
Nisshinbo Holdings Inc.	24,300	272
Sawai Group Holdings Co. Ltd.	18,200	271
Toa Corp.	10,000	270
AEON Financial Service Co. Ltd.	23,800	269
Nanto Bank Ltd.	5,500	269
OKUMA Corp.	9,000	268
Inabata & Co. Ltd.	9,600	268
Nihon M&A Center Holdings Inc.	57,600	266

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ship Healthcare Holdings Inc.	15,100	266
	K's Holdings Corp.	24,200	265
	Umios Corp.	26,100	265
	Senshu Ikeda Holdings Inc.	44,400	262
	ABC-Mart Inc.	15,500	261
	Osaka Soda Co. Ltd.	17,200	259
	Blue Zones Holdings Co. Ltd.	4,200	259
	Toyota Boshoku Corp.	12,600	258
	Daiwa Securities Living Investments Corp.	347	257
	Calbee Inc.	12,900	255
	Nittetsu Mining Co. Ltd.	9,500	254
	Seven Bank Ltd.	130,700	252
	Comforia Residential REIT Inc.	351	252
	H2O Retailing Corp.	16,000	251
	OSG Corp.	13,400	251
	Nihon Parkerizing Co. Ltd.	24,500	251
	Takuma Co. Ltd.	12,800	250
	Sotetsu Holdings Inc.	13,200	249
	Yonex Co. Ltd.	10,500	249
	C Uyemura & Co. Ltd.	1,800	249
	Hulic REIT Inc.	225	248
	H.U. Group Holdings Inc.	11,500	247
	Okumura Corp.	5,200	243
	Pigeon Corp.	21,900	242
	Nojima Corp.	32,400	242
	House Foods Group Inc.	12,200	241
	Wacoal Holdings Corp.	8,300	241
	Acom Co. Ltd.	73,200	240
	Seria Co. Ltd.	8,600	240
	Kakaku.com Inc.	21,600	238
	Okasan Securities Group Inc.	37,000	236
	Nishi-Nippon Railroad Co. Ltd.	11,300	235
	Mori Hills REIT Investment Corp.	249	234
	Awa Bank Ltd.	6,100	234
	Mitsuboshi Belting Ltd.	8,500	234
	NSD Co. Ltd.	12,800	234
	Nishimatsu Construction Co. Ltd.	5,325	234
	Kusuri no Aoki Holdings Co. Ltd.	9,000	234
	Arisawa Manufacturing Co. Ltd.	13,800	234
	Frontier Real Estate Investment Corp.	407	233
	Kose Holdings Corp.	5,800	231
	Glory Ltd.	8,600	229
	Daiwa Office Investment Corp.	98	229
	CCI Group Inc.	34,000	229
	TS Tech Co. Ltd.	17,700	228
	DeNA Co. Ltd.	13,300	226
	Kotobuki Spirits Co. Ltd.	17,700	225
	Round One Corp.	32,500	224
[1]	Asahi Diamond Industrial Co. Ltd.	21,200	223
	Mori Trust REIT Inc.	447	222
	Chugoku Marine Paints Ltd.	7,400	222
	Towa Corp.	11,600	222
	Aica Kogyo Co. Ltd.	8,700	221
	Rigaku Holdings Corp.	18,400	221
	Relo Group Inc.	17,800	220
	GMO internet group Inc.	11,400	219
	Pacific Industrial Co. Ltd.	11,400	219
	Nippon Television Holdings Inc.	10,000	218
	Furuno Electric Co. Ltd.	4,300	218
	Sumitomo Warehouse Co. Ltd.	8,400	218
[1]	Yoshinoya Holdings Co. Ltd.	10,900	216
	Kureha Corp.	6,900	216
	Morinaga & Co. Ltd.	11,600	215
	JVCKenwood Corp.	25,900	215
	Joyful Honda Co. Ltd.	15,200	215
	NTT UD REIT Investment Corp.	231	214
	Duskin Co. Ltd.	7,700	213
	Tokyu Construction Co. Ltd.	20,700	212
	Fujimi Inc.	10,000	211
	DTS Corp.	28,700	210

ESG International Stock ETF
		Shares	Market Value• ($000)
	Toei Animation Co. Ltd.	13,400	209
	Nakanishi Inc.	11,800	206
[1]	Toridoll Holdings Corp.	7,500	205
	Mitsubishi Estate Logistics REIT Investment Corp.	246	205
	DCM Holdings Co. Ltd.	18,700	204
	Bic Camera Inc.	17,500	203
	OBIC Business Consultants Co. Ltd.	5,000	202
	TOMONY Holdings Inc.	32,200	202
	Nextage Co. Ltd.	8,200	202
	TBS Holdings Inc.	5,300	201
	Matsui Securities Co. Ltd.	32,700	200
	Miyazaki Bank Ltd.	3,200	199
	Nisshin Oillio Group Ltd.	5,100	199
	Katitas Co. Ltd.	8,700	199
	Nippon Soda Co. Ltd.	7,400	198
	Yodoko Ltd.	21,500	198
*	Visional Inc.	4,200	198
	Valor Holdings Co. Ltd.	8,200	197
*	Sharp Corp.	47,700	196
	Fuso Chemical Co. Ltd.	3,200	196
	Okamura Corp.	11,200	196
	Tadano Ltd.	20,800	196
	Okinawa Financial Group Inc.	5,100	196
	Asanuma Corp.	26,600	196
	Seiren Co. Ltd.	8,400	195
	Tsugami Corp.	7,700	194
	Workman Co. Ltd.	3,900	194
	KYB Corp.	5,700	193
	Nippn Corp.	10,500	193
	Aiful Corp.	58,000	192
	Fuji Oil Co. Ltd.	7,500	192
	Raito Kogyo Co. Ltd.	6,900	192
	Alconix Corp.	9,100	192
	Japan Excellent Inc.	195	191
	Kissei Pharmaceutical Co. Ltd.	5,900	190
	Morita Holdings Corp.	9,700	186
	Yushin Co.	37,300	186
	Ito En Ltd.	9,500	185
	Itoham Yonekyu Holdings Inc.	4,480	185
	Megmilk Snow Brand Co. Ltd.	8,200	184
	Kyoritsu Maintenance Co. Ltd.	10,700	183
	Toei Co. Ltd.	5,300	183
	Yamanashi Chuo Bank Ltd.	5,200	183
	Daiseki Co. Ltd.	7,180	182
	Gunze Ltd.	6,000	182
	Sangetsu Corp.	8,500	182
	Ain Holdings Inc.	4,600	181
	Nippon Light Metal Holdings Co. Ltd.	9,090	181
	EDION Corp.	12,500	180
	Exedy Corp.	4,500	178
	Kaga Electronics Co. Ltd.	6,400	178
	Starts Corp. Inc.	5,200	178
	Itoki Corp.	7,700	177
	Tocalo Co. Ltd.	8,900	177
	San ju San Financial Group Inc.	4,400	177
	Kaken Pharmaceutical Co. Ltd.	6,200	176
	Furukawa Co. Ltd.	4,700	175
	Pilot Corp.	5,600	175
	Kyosan Electric Manufacturing Co. Ltd.	35,300	175
	Wacom Co. Ltd.	31,200	175
	Tokai Rika Co. Ltd.	8,000	172
	Fuji Media Holdings Inc.	7,500	172
	Rakus Co. Ltd.	30,800	172
	JAFCO Group Co. Ltd.	10,800	171
	Zacros Corp.	17,300	170
	PAL GROUP Holdings Co. Ltd.	16,200	170
	Chiba Kogyo Bank Ltd.	10,800	169
	VT Holdings Co. Ltd.	45,400	167
	Daio Paper Corp.	22,300	167
	Japan Material Co. Ltd.	12,000	167

ESG International Stock ETF
		Shares	Market Value• ($000)
	Artience Co. Ltd.	5,900	166
	PALTAC Corp.	5,100	165
	Shikoku Kasei Holdings Corp.	4,900	164
	Japan Pulp & Paper Co. Ltd.	22,100	163
*	SHIFT Inc.	35,800	161
*	Money Forward Inc.	7,900	161
	Yamaichi Electronics Co. Ltd.	3,000	161
	Fukuda Denshi Co. Ltd.	2,500	161
	Musashi Seimitsu Industry Co. Ltd.	8,000	160
	Nichicon Corp.	11,600	160
	Oita Bank Ltd.	2,500	160
	Hogy Medical Co. Ltd.	3,700	159
	Heiwa Real Estate REIT Inc.	159	159
*	PeptiDream Inc.	17,200	158
	Ichigo Inc.	55,600	158
	Takara Standard Co. Ltd.	8,100	158
	Bando Chemical Industries Ltd.	10,300	157
	Kitz Corp.	11,400	157
	Nippon REIT Investment Corp.	263	157
	Okinawa Cellular Telephone Co.	7,300	157
	Chudenko Corp.	4,700	155
	Dentsu Soken Inc.	12,300	155
	Ehime Bank Ltd.	12,800	155
	Nippon Densetsu Kogyo Co. Ltd.	4,600	155
	MCJ Co. Ltd.	10,600	155
	Kurabo Industries Ltd.	2,400	154
	Monex Group Inc.	31,900	153
	Nippon Kanzai Holdings Co. Ltd.	8,200	153
	Aichi Steel Corp.	6,800	152
	Noritake Co. Ltd.	3,400	152
	YAMABIKO Corp.	6,200	152
	Nippon Paper Industries Co. Ltd.	17,900	151
	Sumitomo Osaka Cement Co. Ltd.	5,100	151
	Daikyonishikawa Corp.	25,000	151
	Daiei Kankyo Co. Ltd.	6,100	151
	TKC Corp.	5,800	150
	Yokogawa Bridge Holdings Corp.	7,300	150
	DKS Co. Ltd.	1,900	150
	Imperial Hotel Ltd.	15,600	149
	Marusan Securities Co. Ltd.	20,700	148
	Noritsu Koki Co. Ltd.	10,200	148
	Riken Keiki Co. Ltd.	6,400	148
	Simplex Holdings Inc.	26,800	148
	First Bank of Toyama Ltd.	8,500	148
*	Hino Motors Ltd.	50,200	147
	Hosiden Corp.	7,800	147
	Sanyo Denki Co. Ltd.	4,500	147
	JCU Corp.	3,300	147
	Megachips Corp.	2,500	146
	Onward Holdings Co. Ltd.	27,900	146
	Leopalace21 Corp.	30,600	146
	Systena Corp.	51,300	145
	Tamron Co. Ltd.	21,600	145
	Izumi Co. Ltd.	21,600	144
*	Sanken Electric Co. Ltd.	2,900	143
	Jaccs Co. Ltd.	5,000	142
	Nomura Co. Ltd.	15,100	142
	TOA Road Corp.	11,400	142
	Bank of Iwate Ltd.	3,100	141
	Maruzen Showa Unyu Co. Ltd.	2,400	141
	Prima Meat Packers Ltd.	7,600	141
	Union Tool Co.	1,400	141
	Funai Soken Holdings Inc.	18,900	140
	Eizo Corp.	9,500	140
	As One Corp.	9,600	140
	Totech Corp.	4,800	140
	Nippon Seiki Co. Ltd.	7,600	139
	Global One Real Estate Investment Corp.	155	139
	Seikitokyu Kogyo Co. Ltd.	12,600	139
	Santec Holdings Corp.	1,100	139

ESG International Stock ETF
		Shares	Market Value• ($000)
	Autobacs Seven Co. Ltd.	11,900	136
	Heiwa Real Estate Co. Ltd.	8,400	136
	Sakata Seed Corp.	4,800	136
	Ishihara Sangyo Kaisha Ltd.	5,400	135
	KOMEDA Holdings Co. Ltd.	7,200	135
	Nippon Parking Development Co. Ltd.	73,100	134
	Totetsu Kogyo Co. Ltd.	3,600	134
	Sun Frontier Fudousan Co. Ltd.	7,400	134
	Yellow Hat Ltd.	11,800	133
	Takasago International Corp.	15,000	133
	HI-LEX Corp.	5,200	133
	Toyobo Co. Ltd.	11,200	132
	Hokuetsu Corp.	19,900	132
	Furuya Metal Co. Ltd.	2,700	132
	Belluna Co. Ltd.	20,700	131
	Bunka Shutter Co. Ltd.	9,510	131
	MIRARTH Real Estate Investment Corp.	229	131
[1]	Anycolor Inc.	5,300	131
	Yondenko Corp.	9,700	131
	FP Corp.	7,200	130
	Financial Partners Group Co. Ltd.	9,700	130
	Matsuda Sangyo Co. Ltd.	2,300	129
	Mochida Pharmaceutical Co. Ltd.	5,100	129
[1]	Ise Chemicals Corp.	3,000	129
	Japan Aviation Electronics Industry Ltd.	7,400	128
	Justsystems Corp.	5,100	128
	FCC Co. Ltd.	5,200	128
	Yurtec Corp.	6,200	128
	Menicon Co. Ltd.	10,500	128
	Daiichikosho Co. Ltd.	11,400	127
	Future Corp.	10,900	127
	S&B Foods Inc.	4,300	127
	Aoyama Trading Co. Ltd.	7,500	126
	Maxell Ltd.	8,600	126
	SMS Co. Ltd.	11,200	126
	San-A Co. Ltd.	6,300	125
	Mani Inc.	11,600	125
	Japan Wool Textile Co. Ltd.	9,300	125
	Kurimoto Ltd.	11,000	125
	Yamazen Corp.	12,700	125
	ZERIA Pharmaceutical Co. Ltd.	8,600	124
[1]	Key Coffee Inc.	9,600	124
	Mitsubishi Pencil Co. Ltd.	7,900	124
	Mitsui High-Tec Inc.	22,100	124
	Wellneo Sugar Co. Ltd.	6,400	124
	GungHo Online Entertainment Inc.	7,500	123
	Pola Orbis Holdings Inc.	13,900	123
	Riso Kyoiku Group Corp.	95,300	123
	Heiwado Co. Ltd.	6,400	123
	Mirai Corp.	380	123
	JMDC Inc.	4,600	123
	NPR-RIKEN Corp.	4,200	123
	Matsuya Co. Ltd.	7,400	122
	Asahi Kogyosha Co. Ltd.	4,000	122
	Ariake Japan Co. Ltd.	3,100	121
	Hibiya Engineering Ltd.	2,900	121
	Topre Corp.	6,300	121
	Tosei Corp.	11,400	120
	Sakata INX Corp.	7,000	120
	Ryoyo Ryosan Holdings Inc.	5,424	120
	Kasumigaseki Capital Co. Ltd.	2,400	120
	Fujibo Holdings Inc.	1,700	119
	Tochigi Bank Ltd.	18,400	119
	Towa Pharmaceutical Co. Ltd.	4,200	119
	Tri Chemical Laboratories Inc.	4,900	119
	U-Next Holdings Co. Ltd.	10,000	119
	Fuji Seal International Inc.	6,400	118
	Mandom Corp.	5,700	118
	FIDEA Holdings Co. Ltd.	8,400	118
	JDC Corp.	26,400	118

ESG International Stock ETF
		Shares	Market Value• ($000)
	Denyo Co. Ltd.	4,700	117
	Tokushu Tokai Paper Co. Ltd.	10,800	117
	Open Up Group Inc.	9,500	117
	Elecom Co. Ltd.	10,100	116
	Trusco Nakayama Corp.	7,200	116
	Nippon Carbon Co. Ltd.	3,600	116
	TPR Co. Ltd.	12,700	114
	Fujita Kanko Inc.	7,500	113
	Shikoku Bank Ltd.	7,200	113
[1]	Shochiku Co. Ltd.	1,600	113
	Tamura Corp.	24,100	112
	MOS Food Services Inc.	4,000	110
	Nitto Kogyo Corp.	3,500	109
	Raksul Inc.	8,900	109
	Optex Group Co. Ltd.	5,300	108
	Seikagaku Corp.	21,500	108
	Ai Holdings Corp.	5,800	108
	Konoike Transport Co. Ltd.	4,800	107
	Optorun Co. Ltd.	4,900	106
	Bank of the Ryukyus Ltd.	6,700	105
	Kyokuto Kaihatsu Kogyo Co. Ltd.	4,700	105
	Tachi-S Co. Ltd.	7,000	105
	Tsukishima Holdings Co. Ltd.	4,700	105
	Unipres Corp.	11,100	105
*	Sansan Inc.	14,000	105
	Kumiai Chemical Industry Co. Ltd.	22,200	104
	Sinko Industries Ltd.	11,400	104
	Kyorin Pharmaceutical Co. Ltd.	9,400	104
	KH Neochem Co. Ltd.	5,200	104
	Belc Co. Ltd.	2,000	103
	BML Inc.	3,700	103
	Galilei Co. Ltd.	4,100	103
[1]	OSAKA Titanium Technologies Co. Ltd.	5,200	103
	JSP Corp.	5,500	103
	Uchida Yoko Co. Ltd.	7,500	103
	Happinet Corp.	5,000	102
	Sanyo Electric Railway Co. Ltd.	7,600	102
	Nohmi Bosai Ltd.	3,500	101
	Press Kogyo Co. Ltd.	15,700	101
	Hankyu Hanshin REIT Inc.	99	101
	Enplas Corp.	1,100	100
	Shibaura Machine Co. Ltd.	3,400	100
	Hamakyorex Co. Ltd.	7,900	99
	Hochiki Corp.	2,400	99
	Nissan Shatai Co. Ltd.	14,000	99
	Anicom Holdings Inc.	12,500	99
	Fuji Kyuko Co. Ltd.	6,400	98
	MEC Co. Ltd.	2,200	98
	ARCLANDS Corp.	7,700	97
	Eiken Chemical Co. Ltd.	4,800	97
	Life Corp.	5,600	97
	Daiichi Jitsugyo Co. Ltd.	4,200	96
	Axial Retailing Inc.	11,500	96
	Sintokogio Ltd.	12,400	96
	Showa Sangyo Co. Ltd.	4,381	96
	Token Corp.	1,000	96
	Fukui Bank Ltd.	4,200	95
	Nichiha Corp.	4,000	95
	Toho Titanium Co. Ltd.	5,300	95
	Toenec Corp.	6,200	95
	UT Group Co. Ltd.	68,800	95
	Komeri Co. Ltd.	4,000	94
	Sekisui Jushi Corp.	5,900	94
	Tekken Corp.	2,900	94
	Yamagata Bank Ltd.	5,400	94
	SRA Holdings	2,900	94
	IDOM Inc.	9,400	93
	Central Glass Co. Ltd.	3,300	93
[1]	Yondoshi Holdings Inc.	7,900	93
	Yokorei Co. Ltd.	10,200	93

ESG International Stock ETF
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	88	93
	Procrea Holdings Inc.	4,900	93
	Kameda Seika Co. Ltd.	3,300	92
	Towa Bank Ltd.	11,700	92
	Transcosmos Inc.	3,500	92
	Wakita & Co. Ltd.	7,000	92
	Kyokuyo Co. Ltd.	2,600	91
	Shibuya Corp.	3,800	91
	Infomart Corp.	35,200	91
	KPP Group Holdings Co. Ltd.	15,200	91
	Aisan Industry Co. Ltd.	6,100	90
	Argo Graphics Inc.	8,800	90
	T Hasegawa Co. Ltd.	4,800	90
	JBCC Holdings Inc.	10,400	90
	Arata Corp.	4,500	89
	Ryobi Ltd.	4,600	89
	Yahagi Construction Co. Ltd.	5,500	89
	World Co. Ltd.	8,400	89
	Ichigo Office REIT Investment Corp.	140	89
	Oriental Shiraishi Corp.	32,000	89
	Tsurumi Manufacturing Co. Ltd.	6,200	88
	KAWADA TECHNOLOGIES Inc.	2,500	88
[1]	Toyo Gosei Co. Ltd.	1,200	88
	ES-Con Japan Ltd.	11,800	87
	and ST HD Co. Ltd.	4,500	86
	Ricoh Leasing Co. Ltd.	2,100	86
	CMK Corp.	21,200	85
	Mirarth Holdings Inc.	31,200	85
	Osaka Organic Chemical Industry Ltd.	2,800	85
	Aida Engineering Ltd.	11,000	84
	Nippon Signal Co. Ltd.	7,300	84
	Doutor Nichires Holdings Co. Ltd.	4,400	84
	Japan Transcity Corp.	9,500	83
	Yuasa Trading Co. Ltd.	2,000	83
	METAWATER Co. Ltd.	3,100	83
	SOSiLA Logistics REIT Inc.	100	83
	Idec Corp.	3,900	82
	Toshiba TEC Corp.	3,900	82
	Hirata Corp.	4,200	82
	Senshu Electric Co. Ltd.	2,000	82
	Konishi Co. Ltd.	9,100	81
	Koa Corp.	6,400	81
	Milbon Co. Ltd.	4,500	81
	Okabe Co. Ltd.	12,200	81
	Koshidaka Holdings Co. Ltd.	10,800	81
	Create SD Holdings Co. Ltd.	3,700	81
	Genky DrugStores Co. Ltd.	2,800	81
	A&D HOLON Holdings Co. Ltd.	4,500	81
	Cosel Co. Ltd.	9,200	80
	Kanto Denka Kogyo Co. Ltd.	7,100	80
	Komori Corp.	6,900	80
	Kohnan Shoji Co. Ltd.	2,900	80
	Nishio Holdings Co. Ltd.	2,700	80
	Shinnihon Corp.	5,700	80
	Toyo Corp.	6,600	80
	TechMatrix Corp.	6,500	80
	CTI Engineering Co. Ltd.	3,600	80
	Akita Bank Ltd.	2,200	79
	Japan Lifeline Co. Ltd.	7,700	79
	Oiles Corp.	4,600	79
	Softcreate Holdings Corp.	6,000	79
	Ichikoh Industries Ltd.	21,500	78
	JINS Holdings Inc.	2,300	78
	Japan Investment Adviser Co. Ltd.	5,900	78
	Canon Electronics Inc.	3,300	77
	Cresco Ltd.	7,800	77
	Nippon Denko Co. Ltd.	25,200	76
	TRE Holdings Corp.	6,600	76
	Murakami Corp.	1,800	76
	Ichiyoshi Securities Co. Ltd.	7,700	75

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shibusawa Logistics Corp.	8,300	75
[1]	Sakura Internet Inc.	3,900	75
	Hioki EE Corp.	1,500	74
	Okamoto Industries Inc.	1,900	74
	ESPEC Corp.	3,000	74
	Yokowo Co. Ltd.	3,500	74
	Zuken Inc.	2,500	74
	Strike Co. Ltd.	2,500	74
	Krosaki Harima Corp.	2,700	73
	Tomoku Co. Ltd.	3,100	73
	Torishima Pump Manufacturing Co. Ltd.	4,300	73
	TSI Holdings Co. Ltd.	9,900	73
	One REIT Inc.	126	73
	Gecoss Corp.	5,800	72
	Topy Industries Ltd.	3,100	72
[1]	euglena Co. Ltd.	28,700	72
	Ki-Star Real Estate Co. Ltd.	1,400	72
	Premium Group Co. Ltd.	6,100	72
	Central Sports Co. Ltd.	4,500	71
	Nissei ASB Machine Co. Ltd.	1,200	71
	Shin-Etsu Polymer Co. Ltd.	5,000	71
	Starzen Co. Ltd.	8,100	71
	ASKUL Corp.	8,400	70
	HIS Co. Ltd.	8,500	70
	Sodick Co. Ltd.	7,200	70
	Septeni Holdings Co. Ltd.	26,100	70
	Futaba Industrial Co. Ltd.	9,200	69
	Noritz Corp.	4,400	69
	Noevir Holdings Co. Ltd.	2,300	69
[1]	Ichibanya Co. Ltd.	11,700	68
	Digital Garage Inc.	5,000	68
	SBS Holdings Inc.	2,500	68
	Earth Corp.	2,100	68
	Ebase Co. Ltd.	24,400	68
	Tosei REIT Investment Corp.	71	68
	United Arrows Ltd.	3,900	67
	Prestige International Inc.	14,800	67
	Nitta Corp.	2,200	67
[1]	dip Corp.	5,200	67
	JAC Recruitment Co. Ltd.	11,700	67
*	Appier Group Inc.	12,700	67
	Advan Group Co. Ltd.	10,200	66
	Tokyo Electron Device Ltd.	2,800	66
	Feed One Co. Ltd.	7,780	66
	Digital Arts Inc.	1,800	65
	Nachi-Fujikoshi Corp.	1,900	65
	Nippon Sharyo Ltd.	2,400	65
	Tachibana Eletech Co. Ltd.	3,000	65
	Tanseisha Co. Ltd.	6,300	65
	Nagawa Co. Ltd.	1,600	64
	CAC Holdings Corp.	5,100	63
	Daido Metal Co. Ltd.	8,000	63
	Riken Technos Corp.	5,300	63
	eGuarantee Inc.	5,700	63
	Plus Alpha Consulting Co. Ltd.	4,400	63
	Takamatsu Construction Group Co. Ltd.	2,300	62
	Dai Nippon Toryo Co. Ltd.	6,500	62
	Godo Steel Ltd.	2,400	62
	Kanaden Corp.	4,100	62
	Riken Vitamin Co. Ltd.	3,100	62
	Toa Corp. (XTKS)	5,300	62
	Restar Corp.	3,100	62
	Curves Holdings Co. Ltd.	11,900	62
	TV Asahi Holdings Corp.	2,800	61
	Arakawa Chemical Industries Ltd.	6,100	61
	Iriso Electronics Co. Ltd.	2,500	61
	Riso Kagaku Corp.	7,400	61
	Sanyo Chemical Industries Ltd.	1,600	61
	Zojirushi Corp.	5,800	61
	Mie Kotsu Group Holdings Inc.	15,700	61

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Tama Home Co. Ltd.	2,400	61
	Weathernews Inc.	4,400	60
	Takaoka Toko Co. Ltd.	1,600	60
	J Trust Co. Ltd.	17,000	59
	Siix Corp.	6,500	59
	Cleanup Corp.	8,600	59
	Cybozu Inc.	4,100	59
	Fuji Co. Ltd.	4,400	59
	Studio Alice Co. Ltd.	4,600	59
	Pacific Metals Co. Ltd.	2,400	59
	Asahi Yukizai Corp.	1,800	58
[1]	Ministop Co. Ltd.	4,800	58
	Mitsubishi Logisnext Co. Ltd.	5,900	58
	Nippon Ceramic Co. Ltd.	2,300	58
	Hoosiers Holdings Co. Ltd.	6,800	58
	Amuse Inc.	4,200	57
[1]	Mitsuba Corp.	6,100	57
	Takara Bio Inc.	7,600	56
	Chuo Spring Co. Ltd.	2,600	56
	Hokkan Holdings Ltd.	3,500	56
	AZ-COM MARUWA Holdings Inc.	8,800	56
	Nichireki Group Co. Ltd.	3,600	56
	Teikoku Electric Manufacturing Co. Ltd.	2,500	55
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	55
	Nihon Tokushu Toryo Co. Ltd.	3,400	55
	Nippon Thompson Co. Ltd.	8,000	55
	Tokai Corp.	3,300	55
	JCR Pharmaceuticals Co. Ltd.	12,100	54
*	Nippon Sheet Glass Co. Ltd.	14,000	54
	Okura Industrial Co. Ltd.	1,600	54
	Teikoku Sen-I Co. Ltd.	2,800	54
	Sakai Chemical Industry Co. Ltd.	2,000	53
	Sato Corp.	3,300	53
	Vital KSK Holdings Inc.	5,600	53
	RS Technologies Co. Ltd.	2,000	53
	Vision Inc.	6,300	53
	Orient Corp.	7,100	52
	Anest Iwata Corp.	4,600	52
	Sakai Moving Service Co. Ltd.	2,800	52
	Broadleaf Co. Ltd.	11,200	52
	SIGMAXYZ Holdings Inc.	11,100	52
	PHC Holdings Corp.	7,400	52
	Fudo Tetra Corp.	2,000	51
	Kyodo Printing Co. Ltd.	4,500	51
	Kintetsu Department Store Co. Ltd.	4,400	51
	Pasona Group Inc.	3,900	51
	AOKI Holdings Inc.	4,300	50
	Computer Engineering & Consulting Ltd.	3,900	50
[1]	Shoei Foods Corp.	1,900	50
	Solasto Corp.	8,200	50
	Bell System24 Holdings Inc.	5,300	50
	I'll Inc.	3,300	50
	Aeon Hokkaido Corp.	8,600	50
*	Medley Inc.	3,900	50
	Daiwa Industries Ltd.	4,000	49
	G-Tekt Corp.	3,700	49
	Pack Corp.	5,700	49
	Nippon Rietec Co. Ltd.	2,400	49
	WingArc1st Inc.	2,800	49
	Chofu Seisakusho Co. Ltd.	3,500	48
	Daiho Corp.	8,300	48
	V Technology Co. Ltd.	1,600	48
	Katakura Industries Co. Ltd.	2,400	48
	Miroku Jyoho Service Co. Ltd.	4,200	48
	Nichiden Corp.	2,900	48
	Nissha Co. Ltd.	5,500	48
	TOC Co. Ltd.	8,200	48
	Shofu Inc.	4,000	48
	FULLCAST Holdings Co. Ltd.	4,300	47
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	47

ESG International Stock ETF
		Shares	Market Value• ($000)
	Halows Co. Ltd.	1,500	47
	JP-Holdings Inc.	9,400	47
	Nagaileben Co. Ltd.	4,000	47
	Onoken Co. Ltd.	4,900	47
	KeePer Technical Laboratory Co. Ltd.	2,000	47
	Chubu Shiryo Co. Ltd.	3,600	46
	Daikokutenbussan Co. Ltd.	1,300	46
	Kyoei Steel Ltd.	2,700	46
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	46
	Roland Corp.	1,800	46
	Daiki Aluminium Industry Co. Ltd.	4,800	46
	Goldcrest Co. Ltd.	2,100	45
	Chori Co. Ltd.	1,500	45
	Shima Seiki Manufacturing Ltd.	6,600	45
	Mitsubishi Research Institute Inc.	1,400	45
	m-up Holdings Inc.	10,400	45
	Aiphone Co. Ltd.	2,300	44
	Corona Corp. Class A	6,200	44
	Fujicco Co. Ltd.	4,200	44
	Ines Corp.	3,200	44
	Joshin Denki Co. Ltd.	2,400	44
	Shimojima Co. Ltd.	4,600	44
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	44
	Mitsui DM Sugar Co. Ltd.	1,900	43
	ST Corp.	4,300	43
[1]	Change Holdings Inc.	6,700	43
	GMO Financial Holdings Inc.	7,000	43
	Airman Corp.	3,000	43
	GLOBERIDE Inc.	2,800	42
	Fujiya Co. Ltd.	2,600	42
	Yorozu Corp.	5,900	42
	LIFULL Co. Ltd.	30,600	42
	Vector Inc.	4,500	42
*	RENOVA Inc.	8,900	42
[1]	Fixstars Corp.	4,200	42
	Sparx Group Co. Ltd.	3,100	42
	Altech Corp.	2,500	42
[1]	Kosaido Holdings Co. Ltd.	13,400	42
	Mirai Industry Co. Ltd.	1,900	42
	Miyaji Engineering Group Inc.	3,400	42
	Retail Partners Co. Ltd.	4,700	41
*	Nippon Chemi-Con Corp.	3,400	41
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	41
	Chubu Steel Plate Co. Ltd.	2,700	41
	Cawachi Ltd.	1,900	40
	Geo Holdings Corp.	3,500	40
	DyDo Group Holdings Inc.	2,400	40
	Hakuto Co. Ltd.	1,400	40
*	KNT-CT Holdings Co. Ltd.	3,600	40
	J-Oil Mills Inc.	3,000	40
[1]	Osaka Steel Co. Ltd.	2,400	40
	Qol Holdings Co. Ltd.	3,200	40
	Insource Co. Ltd.	8,600	40
	Shinagawa Refra Co. Ltd.	2,500	40
	Pronexus Inc.	5,100	39
	Chiyoda Integre Co. Ltd.	1,800	39
	Obara Group Inc.	1,000	38
	Gakken Holdings Co. Ltd.	5,600	38
[1]	Giken Ltd.	2,400	38
	Intage Holdings Inc.	3,500	38
	Piolax Inc.	3,300	38
	Komatsu Matere Co. Ltd.	6,400	38
	Sumida Corp.	4,800	38
	St. Marc Holdings Co. Ltd.	1,900	38
	Artnature Inc.	7,300	38
	UNISOL Holdings Corp.	2,500	38
	West Holdings Corp.	3,400	38
	Tohokushinsha Film Corp.	9,100	38
	Avex Inc.	4,800	37
[1]	Rock Field Co. Ltd.	4,100	37

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sumitomo Seika Chemicals Co. Ltd.	800	37
	Sankyo Tateyama Inc.	8,000	37
	Health Care & Medical Investment Corp.	45	37
	Nihon Nohyaku Co. Ltd.	5,200	36
	Kojima Co. Ltd.	4,200	36
	Koatsu Gas Kogyo Co. Ltd.	4,900	36
[1]	Shin Nippon Biomedical Laboratories Ltd.	3,300	36
	WATAMI Co. Ltd.	5,700	36
	Nittoku Co. Ltd.	2,100	36
	Oisix ra daichi Inc.	3,900	36
	Base Co. Ltd.	1,700	36
	Nippon Fine Chemical Co. Ltd.	2,000	36
	Shinwa Co. Ltd.	1,600	35
	Fukuda Corp.	700	35
[1]	eRex Co. Ltd.	7,500	35
	Futaba Corp.	7,000	34
	Istyle Inc.	10,800	34
	JSB Co. Ltd.	1,500	34
	Nisso Holdings Co. Ltd.	7,600	34
	Aizawa Securities Group Co. Ltd.	3,400	34
	TDC Soft Inc.	4,800	34
	Nichiban Co. Ltd.	2,600	33
	Ryoden Corp.	1,400	33
	Daito Pharmaceutical Co. Ltd.	3,540	33
	Yamashin-Filter Corp.	8,800	33
	EM Systems Co. Ltd.	7,300	33
	LITALICO Inc.	3,800	33
*	Net Protections Holdings Inc.	9,600	33
	Software Service Inc.	400	33
	France Bed Holdings Co. Ltd.	3,600	32
	Zenrin Co. Ltd.	4,800	32
[1]	Inui Global Logistics Co. Ltd.	3,000	32
	en Inc.	3,900	31
	Digital Holdings Inc.	2,400	31
	Kenko Mayonnaise Co. Ltd.	2,000	30
[1]	Nafco Co. Ltd.	2,000	30
	Iwaki Co. Ltd.	1,600	30
	Fuji Pharma Co. Ltd.	1,900	29
	Fukui Computer Holdings Inc.	1,300	29
	Tayca Corp.	2,500	29
	Midac Holdings Co. Ltd.	2,200	29
	Avant Group Corp.	3,200	29
	Hodogaya Chemical Co. Ltd.	1,800	28
	Rheon Automatic Machinery Co. Ltd.	2,700	28
	NEC Capital Solutions Ltd.	1,000	28
	S-Pool Inc.	16,700	28
	Akatsuki Inc.	1,400	28
	FP Partner Inc.	1,800	28
	Shindengen Electric Manufacturing Co. Ltd.	1,000	27
	Link & Motivation Inc.	7,600	27
	GREE Holdings Inc.	10,500	27
	COLOPL Inc.	9,500	27
	ZIGExN Co. Ltd.	9,400	27
	Iseki & Co. Ltd.	1,900	26
	Neturen Co. Ltd.	2,700	26
*,1	Remixpoint Inc.	17,900	26
	Tv Tokyo Holdings Corp.	900	26
	Yukiguni Factory Co. Ltd.	3,700	26
	Tess Holdings Co. Ltd.	6,600	26
	Aichi Corp.	2,700	25
	Shinko Shoji Co. Ltd.	3,600	25
	Taki Chemical Co. Ltd.	1,000	25
*,1	Japan Display Inc.	140,100	25
	Elan Corp.	4,800	24
	Xebio Holdings Co. Ltd.	3,200	23
	YAKUODO Holdings Co. Ltd.	1,700	23
	Central Security Patrols Co. Ltd.	1,100	22
[1]	Aeon Fantasy Co. Ltd.	1,300	22
	Moriroku Co. Ltd.	1,300	22
	giftee Inc.	3,300	22

ESG International Stock ETF
		Shares	Market Value• ($000)
	Quants Research Institute Holdings Inc.	4,500	22
	Chiyoda Co. Ltd.	3,000	21
[1]	Kitanotatsujin Corp.	22,900	20
	Amvis Holdings Inc.	6,100	20
	Maezawa Kyuso Industries Co. Ltd.	1,700	19
	Sanoh Industrial Co. Ltd.	3,300	19
	Maxvalu Tokai Co. Ltd.	800	19
	Airport Facilities Co. Ltd.	2,700	18
	MTI Ltd.	4,000	18
	Marvelous Inc.	5,500	18
	G-7 Holdings Inc.	1,900	18
	Oro Co. Ltd.	1,400	18
	Shinsho Corp.	1,000	18
	Nakayama Steel Works Ltd.	4,300	17
	Tsutsumi Jewelry Co. Ltd.	800	17
	Asahi Co. Ltd.	2,000	17
	Nitto Kohki Co. Ltd.	1,300	16
	Okuwa Co. Ltd.	2,700	15
	Sanshin Electronics Co. Ltd.	700	15
	Pharma Foods International Co. Ltd.	3,600	15
*,1	Sourcenext Corp.	17,100	14
	Honeys Holdings Co. Ltd.	1,400	14
	Nihon Trim Co. Ltd.	400	13
	Media Do Co. Ltd.	1,200	13
[1]	TerraSky Co. Ltd.	1,100	13
	Alpha Systems Inc.	500	12
[1]	YA-MAN Ltd.	2,600	12
	World Holdings Co. Ltd.	600	11
	Ohara Inc.	1,400	11
	GMO GlobalSign Holdings KK	800	11
	Atrae Inc.	2,100	10
*,1	Demae-Can Co. Ltd.	10,400	10
[1]	Alpen Co. Ltd.	600	9
[1]	Airtrip Corp.	1,400	7
*	Miyakoshi Holdings Inc.	1,300	7
			1,020,213
Kuwait (0.2%)
	Kuwait Finance House KSCP	2,368,141	6,208
	National Bank of Kuwait SAKP	1,608,509	4,940
	Mobile Telecommunications Co. KSCP	442,262	781
	Boubyan Bank KSCP	349,403	774
	Gulf Bank KSCP	413,825	457
	Mabanee Co. KPSC	127,205	407
*	Warba Bank KSCP	430,084	405
	National Industries Group Holding SAK	412,064	339
	Al Ahli Bank of Kuwait KSCP	309,452	309
	Kuwait International Bank KSCP	205,889	187
	Boursa Kuwait Securities Co. KPSC	18,430	187
	Humansoft Holding Co. KSC	19,392	166
	Kuwait Telecommunications Co.	76,998	164
	Commercial Real Estate Co. KSC	242,151	160
	Gulf Cables & Electrical Industries Group Co. KSCP	19,802	126
	Burgan Bank SAK	182,777	123
	Salhia Real Estate Co. KSCP	73,749	90
*	Kuwait Projects Co. Holding KSCP	321,154	86
*	National Real Estate Co. KPSC	227,560	53
			15,962
Malaysia (0.5%)
	Malayan Banking Bhd.	1,491,800	4,584
	Public Bank Bhd.	2,924,200	3,703
	CIMB Group Holdings Bhd.	1,685,500	3,480
	IHH Healthcare Bhd.	618,600	1,446
	Press Metal Aluminium Holdings Bhd.	663,500	1,215
	Gamuda Bhd.	1,037,500	1,116
	SD Guthrie Bhd.	723,000	1,068
	AMMB Holdings Bhd.	542,900	897
	RHB Bank Bhd.	398,700	860
	Hong Leong Bank Bhd.	121,000	724
	Sunway Bhd.	472,400	710

ESG International Stock ETF
		Shares	Market Value• ($000)
	Celcomdigi Bhd.	787,400	645
	IOI Corp. Bhd.	555,300	565
	Axiata Group Bhd.	934,300	547
	Sime Darby Bhd.	867,600	545
	Maxis Bhd.	545,300	544
	TIME dotCom Bhd.	335,100	523
	Kuala Lumpur Kepong Bhd.	96,100	469
	Petronas Chemicals Group Bhd.	599,800	463
	Telekom Malaysia Bhd.	229,982	440
	KPJ Healthcare Bhd.	535,300	402
	United Plantations Bhd.	52,850	401
	QL Resources Bhd.	372,350	390
	Nestle Malaysia Bhd.	11,400	322
	Westports Holdings Bhd.	203,800	322
	PPB Group Bhd.	113,200	316
	IOI Properties Group Bhd.	354,600	314
	Fraser & Neave Holdings Bhd.	34,700	311
[3]	MR DIY Group M Bhd.	641,100	295
	99 Speed Mart Retail Holdings Bhd.	303,600	268
	Bursa Malaysia Bhd.	115,600	267
	Alliance Bank Malaysia Bhd.	181,952	236
	Sime Darby Property Bhd.	615,000	229
	Zetrix Ai Bhd.	963,300	203
	Inari Amertron Bhd.	559,000	203
	Hong Leong Financial Group Bhd.	36,400	199
*	Tanco Holdings Bhd.	487,000	199
	ViTrox Corp. Bhd.	121,600	143
	Sunway Construction Group Bhd.	75,700	137
	Malaysian Pacific Industries Bhd.	16,700	137
	Top Glove Corp. Bhd.	888,400	132
	Scientex Bhd.	115,900	112
	SP Setia Bhd. Group	472,600	111
	Eco World Development Group Bhd.	181,800	105
*	Greatech Technology Bhd.	183,900	100
	MBSB Bhd.	530,800	97
*	UWC Bhd.	82,200	95
	Bank Islam Malaysia Bhd.	149,300	95
	Mah Sing Group Bhd.	277,400	83
*	Pentamaster Corp. Bhd.	95,750	81
	Kossan Rubber Industries Bhd.	253,500	66
	Mega First Corp. Bhd.	79,000	63
*	Hartalega Holdings Bhd.	273,300	62
	CTOS Digital Bhd.	292,000	59
	Syarikat Takaful Malaysia Keluarga Bhd.	67,800	56
	Padini Holdings Bhd.	101,200	48
	VS Industry Bhd.	544,118	48
	Cahya Mata Sarawak Bhd.	134,400	46
	Bermaz Auto Bhd.	186,400	41
	Nationgate Holdings Bhd.	169,200	38
	Malaysian Resources Corp. Bhd.	438,200	35
	UEM Sunrise Bhd.	235,100	35
*	WCT Holdings Bhd.	235,000	33
*	Supermax Corp. Bhd.	306,240	22
*	D&O Green Technologies Bhd.	129,900	16
			31,517
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	576,900	6,579
	America Movil SAB de CV Class B	3,101,941	4,033
	Fomento Economico Mexicano SAB de CV	347,023	3,894
	Cemex SAB de CV	3,041,000	3,807
	Wal-Mart de Mexico SAB de CV	1,010,600	3,271
*	Industrias Penoles SAB de CV	38,130	2,421
	Grupo Aeroportuario del Pacifico SAB de CV Class B	81,910	2,137
	Arca Continental SAB de CV	175,100	2,108
	Grupo Aeroportuario del Sureste SAB de CV Class B	32,625	1,173
	Prologis Property Mexico SA de CV	226,308	1,111
	Coca-Cola Femsa SAB de CV	95,220	1,059
	Fibra Uno Administracion SA de CV	569,700	990
	Grupo Financiero Inbursa SAB de CV	350,000	890

ESG International Stock ETF
		Shares	Market Value• ($000)
	Grupo Bimbo SAB de CV Class A	237,134	860
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	54,553	833
	Kimberly-Clark de Mexico SAB de CV Class A	302,500	759
	Gentera SAB de CV	221,800	646
	Megacable Holdings SAB de CV	158,900	616
	Corp. Inmobiliaria Vesta SAB de CV	155,100	571
	Promotora y Operadora de Infraestructura SAB de CV	34,340	566
	Gruma SAB de CV Class B	31,350	562
[3]	Banco del Bajio SA	163,400	546
	Regional SAB de CV	46,900	440
[3]	FIBRA Macquarie Mexico	174,416	436
	Qualitas Controladora SAB de CV	42,300	413
	Fibra MTY SAPI de CV	466,700	401
	Grupo Comercial Chedraui SA de CV	56,800	364
	Alsea SAB de CV	97,600	344
	Grupo Televisa SAB	483,600	289
	Concentradora Fibra Danhos SA de CV	173,800	276
	Bolsa Mexicana de Valores SAB de CV	113,200	250
	El Puerto de Liverpool SAB de CV	33,400	208
*	Orbia Advance Corp. SAB de CV	172,700	205
	Genomma Lab Internacional SAB de CV Class B	141,500	150
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	170,600	148
*	Alpek SAB de CV Class A	291,549	139
	La Comer SAB de CV	54,563	123
	Operadora De Sites Mexicanos SAB de CV	135,700	121
*,3	Nemak SAB de CV	513,300	96
*,3	Grupo Traxion SAB de CV Class A	72,300	56
	Grupo Rotoplas SAB de CV	43,341	29
			43,920
Netherlands (3.5%)
	ASML Holding NV	78,547	114,239
	ING Groep NV	591,865	17,077
	Prosus NV	245,123	12,599
	Koninklijke Ahold Delhaize NV	177,822	8,787
	ASM International NV	9,299	7,843
*,3	Adyen NV	5,291	6,213
	Koninklijke Philips NV	152,889	4,899
	Koninklijke KPN NV	761,026	4,326
	NN Group NV	52,212	4,282
	Universal Music Group NV	187,516	4,222
[3]	ABN AMRO Bank NV	115,324	3,863
	Wolters Kluwer NV	46,513	3,758
	BE Semiconductor Industries NV	14,189	3,180
[3]	Euronext NV	17,719	2,927
	DSM-Firmenich AG	36,476	2,605
	Akzo Nobel NV	33,913	2,382
	ASR Nederland NV	30,318	2,203
	Aegon Ltd.	275,578	2,097
*	Magnum Ice Cream Co. NV	96,150	1,526
	EXOR NV	17,236	1,513
[1]	IMCD NV	12,100	1,166
	JDE Peet's NV	30,359	1,138
*	InPost SA	51,362	922
	Randstad NV	22,378	738
	Allfunds Group plc	70,704	704
[3]	CVC Capital Partners plc	40,263	575
[3]	Signify NV	23,884	556
[3]	CTP NV	23,717	504
	Koninklijke Heijmans NV	4,576	482
	APERAM SA	8,863	465
	Van Lanschot Kempen NV	6,061	404
*,3	Basic-Fit NV	9,870	367
	TKH Group NV	7,047	326
	Eurocommercial Properties NV	9,667	325
*	Galapagos NV	8,832	297
	Corbion NV	10,785	248
*	Havas NV	11,182	228
*	Flow Traders Ltd.	5,921	185
	Wereldhave NV	5,911	163

ESG International Stock ETF
		Shares	Market Value• ($000)
	OCI NV	19,563	84
*	TomTom NV	11,656	72
	PostNL NV	52,070	70
	NSI NV	2,763	63
[1]	Brunel International NV	5,447	45
			220,668
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	116,141	2,839
	Auckland International Airport Ltd.	342,273	1,883
	Infratil Ltd.	189,742	1,276
	Meridian Energy Ltd.	264,291	896
	a2 Milk Co. Ltd.	108,606	752
	Mainfreight Ltd.	15,721	607
	EBOS Group Ltd.	35,200	505
	Chorus Ltd.	84,691	483
	Spark New Zealand Ltd.	350,160	479
	Mercury NZ Ltd.	124,891	479
*	Fletcher Building Ltd.	220,193	463
	Freightways Group Ltd.	30,334	261
	Summerset Group Holdings Ltd.	40,037	256
	a2 Milk Co. Ltd. (XNZE)	34,200	237
*	Ryman Healthcare Ltd.	156,946	234
	Precinct Properties Group	353,730	232
	Kiwi Property Group Ltd.	249,780	150
*	Gentrack Group Ltd.	22,389	111
	Vector Ltd.	37,626	108
	Scales Corp. Ltd.	21,818	82
	Air New Zealand Ltd.	236,505	79
	Argosy Property Ltd.	111,338	76
	Stride Property Group	99,558	72
	SKY Network Television Ltd.	23,513	47
			12,607
Norway (0.4%)
	DNB Bank ASA	162,036	5,129
	Norsk Hydro ASA	257,595	2,390
	Telenor ASA	124,454	2,309
	Mowi ASA	87,746	2,073
	Orkla ASA	135,167	1,850
	Yara International ASA	32,817	1,661
	Storebrand ASA	83,334	1,580
	Gjensidige Forsikring ASA	35,784	1,011
	SpareBank 1 Sor-Norge ASA	40,132	892
	Salmar ASA	14,851	891
	Vend Marketplaces ASA Class B	29,995	756
	Protector Forsikring ASA	12,359	673
	Sparebanken Norge	26,880	581
	SpareBank 1 SMN	25,393	570
*	Nordic Semiconductor ASA	37,201	561
	TOMRA Systems ASA	44,659	553
	Bakkafrost P/F	9,933	476
	Aker ASA Class A	3,942	383
	Veidekke ASA	17,092	353
	Borregaard ASA	17,331	322
	Wallenius Wilhelmsen ASA	22,409	312
*,3	Scatec ASA	23,726	306
[3]	Europris ASA	28,908	276
	Hoegh Autoliners ASA	19,142	267
*	Cadeler A/S	39,683	255
	Leroy Seafood Group ASA	47,795	249
*,3	AutoStore Holdings Ltd.	192,729	220
	Atea ASA	13,802	210
[3]	Elkem ASA	50,086	161
	MPC Container Ships ASA	66,447	156
	Austevoll Seafood ASA	14,222	147
[3]	Entra ASA	8,825	108
	Bonheur ASA	3,332	88
*	Grieg Seafood ASA	8,272	65

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	NEL ASA	299,634	65
			27,899
Philippines (0.1%)
	International Container Terminal Services Inc.	218,380	2,722
	BDO Unibank Inc.	455,936	1,084
	SM Prime Holdings Inc.	2,049,900	764
	Bank of the Philippine Islands	374,333	753
	Ayala Land Inc.	1,313,700	476
	PLDT Inc.	19,445	472
	Metropolitan Bank & Trust Co.	326,057	435
	Jollibee Foods Corp.	98,820	367
	JG Summit Holdings Inc.	571,700	298
	AREIT Inc.	310,300	226
	GT Capital Holdings Inc.	19,140	222
	RL Commercial REIT Inc.	1,624,800	213
	Universal Robina Corp.	150,810	209
	Puregold Price Club Inc.	230,700	168
	Globe Telecom Inc.	5,425	164
	Century Pacific Food Inc.	217,600	151
	Manila Water Co. Inc.	212,400	149
	Robinsons Land Corp.	404,100	130
	Converge Information & Communications Technology Solutions Inc.	477,500	119
	Security Bank Corp.	88,909	114
[3]	Monde Nissin Corp.	830,300	95
*	Cebu Air Inc.	81,400	53
	Megaworld Corp.	1,206,000	47
	D&L Industries Inc.	433,700	34
	Wilcon Depot Inc.	287,300	34
			9,499
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	172,053	4,458
	Bank Polska Kasa Opieki SA	35,285	2,236
	Powszechny Zaklad Ubezpieczen SA	112,861	2,138
	LPP SA	256	1,481
	Santander Bank Polska SA	8,539	1,418
*,3	Allegro.eu SA	160,758	1,251
*,3	Dino Polska SA	99,630	1,120
	CD Projekt SA	14,587	991
*	mBank SA	2,842	826
	Asseco Poland SA	13,413	663
*	Zabka Group SA	99,986	626
	Alior Bank SA	17,811	597
*	Bank Millennium SA	121,457	591
*	Benefit Systems SA	540	584
	Budimex SA	2,493	562
	Grupa Kety SA	1,801	545
	Orange Polska SA	129,286	508
	KRUK SA	3,241	420
[3]	XTB SA	14,344	357
[3]	Pepco Group NV	39,510	326
*,1	Modivo SA	10,176	316
	Bank Handlowy w Warszawie SA	5,458	182
	Warsaw Stock Exchange	4,645	106
*	Cyfrowy Polsat SA	27,583	98
*	Grupa Azoty SA	8,722	40
			22,440
Portugal (0.1%)
	Banco Comercial Portugues SA	1,801,050	1,892
	Jeronimo Martins SGPS SA	56,238	1,478
	EDP Renovaveis SA	64,141	1,013
	Sonae SGPS SA	160,212	381
	NOS SGPS SA	40,553	247
[1]	Navigator Co. SA	36,092	147
	CTT-Correios de Portugal SA	15,477	131
[1]	Altri SGPS SA	8,211	47
			5,336
Qatar (0.2%)
	Qatar National Bank QPSC	875,133	4,646

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qatar Islamic Bank QPSC	359,794	2,341
	Industries Qatar QSC	395,631	1,313
	Commercial Bank PSQC	689,914	919
	Al Rayan Bank	1,210,384	772
	Ooredoo QPSC	191,545	713
*	Doha Bank QPSC	556,480	451
	Barwa Real Estate Co.	454,386	320
	Mesaieed Petrochemical Holding Co.	1,077,342	309
*	Vodafone Qatar PQSC	369,439	270
	Qatar Aluminum Manufacturing Co.	456,881	218
	Al Meera Consumer Goods Co. QSC	20,566	86
			12,358
Romania (0.0%)
	Banca Transilvania SA	184,468	1,478
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	16,722	562
	Societatea Energetica Electrica SA	28,620	203
*	MED Life SA	53,645	165
	One United Properties SA	8,891	70
*	Teraplast SA	288,500	35
	TTS Transport Trade Services SA	19,649	27
			2,540
Russia (0.0%)
*,2	VTB Bank PJSC GDR	17,656	—
Saudi Arabia (0.7%)
	Al Rajhi Bank	391,599	10,502
	Saudi National Bank	582,831	6,458
*	Saudi Arabian Mining Co.	269,758	5,037
	Saudi Telecom Co.	372,780	4,153
	Riyad Bank	287,387	2,121
	Alinma Bank	239,671	1,780
	Saudi Awwal Bank	192,290	1,751
	SABIC Agri-Nutrients Co.	46,045	1,518
	Etihad Etisalat Co.	75,238	1,288
	Banque Saudi Fransi	237,750	1,256
	Dr Sulaiman Al Habib Medical Services Group Co.	19,815	1,220
	Almarai Co. JSC	96,263	1,024
	Arab National Bank	176,047	966
	Elm Co.	4,818	821
*	Dar Al Arkan Real Estate Development Co.	109,643	584
	Co. for Cooperative Insurance	13,794	498
	Jarir Marketing Co.	117,961	440
	Riyadh Cables Group Co.	13,219	414
	Bank Al-Jazira	124,902	384
	Saudi Tadawul Group Holding Co.	9,276	338
	Mobile Telecommunications Co. Saudi Arabia	96,922	297
	Arabian Internet & Communications Services Co.	5,521	275
*	Rasan Information Technology Co.	7,396	256
	Saudia Dairy & Foodstuff Co.	4,430	235
	Sahara International Petrochemical Co.	62,837	232
	Al Masane Al Kobra Mining Co.	8,069	210
*	Savola Group	33,284	200
	Abdullah Al Othaim Markets Co.	122,388	200
	Saudi Chemical Co. Holding	98,939	194
[3]	Arabian Centres Co.	40,314	194
*	Al Rajhi Co. for Co-operative Insurance	8,693	172
	Qassim Cement Co.	14,992	169
*	Saudi Kayan Petrochemical Co.	128,526	165
	Retal Urban Development Co. Class A	40,714	145
	Catrion Catering Holding Co.	7,034	143
*	Advanced Petrochemical Co.	22,586	142
	Al Moammar Information Systems Co.	3,313	136
	National Co. for Learning & Education	4,291	129
*	National Industrialization Co.	56,806	127
	Arriyadh Development Co.	26,033	125
	Etihad GO Telecom Co.	5,247	121
	Almoosa Health Co.	2,874	113
*	Arabian Contracting Services Co.	3,655	103
	Leejam Sports Co. JSC	4,639	102

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yanbu Cement Co.	25,245	97
*	Perfect Presentation For Commercial Services Co.	52,018	94
	Almunajem Foods Co.	6,624	90
*	Saudi Reinsurance Co.	14,486	90
*	Bawan Co.	5,791	68
	BinDawood Holding Co.	56,335	66
	Saudi Ceramic Co.	9,291	65
	Al-Dawaa Medical Services Co.	4,938	64
*	Jahez International Co.	20,105	63
*	Advanced Building Industries Co.	5,863	57
	Eastern Province Cement Co.	7,888	49
	City Cement Co.	13,514	41
*	Middle East Paper Co.	7,987	36
			47,618
Singapore (1.0%)
	DBS Group Holdings Ltd.	399,050	17,975
	Oversea-Chinese Banking Corp. Ltd.	641,400	10,855
	United Overseas Bank Ltd.	242,500	7,076
	Singapore Telecommunications Ltd.	1,432,300	5,699
	Keppel Ltd.	289,500	2,990
	Singapore Exchange Ltd.	164,400	2,361
	CapitaLand Integrated Commercial Trust	1,141,137	2,208
	CapitaLand Ascendas REIT	772,100	1,640
	Singapore Airlines Ltd.	274,200	1,555
	CapitaLand Investment Ltd.	457,900	1,107
	UOL Group Ltd.	101,000	900
	Venture Corp. Ltd.	61,700	762
	Keppel DC REIT	405,764	740
	City Developments Ltd.	91,000	705
	Mapletree Logistics Trust	681,900	695
	SATS Ltd.	188,693	584
	ComfortDelGro Corp. Ltd.	460,700	564
	Frasers Centrepoint Trust	247,158	447
	Mapletree Pan Asia Commercial Trust	393,000	441
	NetLink NBN Trust	532,800	417
	Frasers Logistics & Commercial Trust	508,189	398
	CapitaLand Ascott Trust	447,500	343
	Sheng Siong Group Ltd.	144,800	301
	UMS Integration Ltd.	236,900	271
	ESR-REIT	126,748	249
	iFAST Corp. Ltd.	30,200	221
*	AEM Holdings Ltd.	89,963	206
*	Yangzijiang Maritime Development Ltd.	408,700	201
	Hutchison Port Holdings Trust	841,100	189
	SIA Engineering Co. Ltd.	58,600	163
	First Resources Ltd.	83,100	155
	Lendlease Global Commercial REIT	318,232	144
	Raffles Medical Group Ltd.	165,100	138
	CapitaLand China Trust	237,400	128
	Olam Group Ltd.	158,200	115
	Singapore Post Ltd.	313,900	93
	CDL Hospitality Trusts	130,600	89
	StarHub Ltd.	106,900	87
	Riverstone Holdings Ltd.	124,000	75
	Bumitama Agri Ltd.	51,900	54
	Nanofilm Technologies International Ltd.	61,800	32
*	Manulife US REIT	367,194	24
*	COSCO SHIPPING International Singapore Co. Ltd.	240,700	23
			63,420
South Africa (1.4%)
	Anglogold Ashanti plc (XJSE)	84,858	10,856
	Gold Fields Ltd.	178,353	10,453
	Naspers Ltd.	151,690	8,442
	FirstRand Ltd.	1,066,960	6,649
	Valterra Platinum Ltd.	52,725	6,191
	Standard Bank Group Ltd.	260,674	5,250
	Capitec Bank Holdings Ltd.	16,932	5,045
	Impala Platinum Holdings Ltd.	178,854	3,973
	Absa Group Ltd.	153,661	2,626

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sanlam Ltd.	325,573	2,175
	Northam Platinum Holdings Ltd.	70,167	1,921
	Anglogold Ashanti plc	14,701	1,878
	Nedbank Group Ltd.	90,951	1,799
	Bid Corp. Ltd.	67,877	1,795
	Discovery Ltd.	108,778	1,782
	Shoprite Holdings Ltd.	95,369	1,586
	Remgro Ltd.	102,858	1,252
[3]	Pepkor Holdings Ltd.	749,307	1,247
	NEPI Rockcastle NV	122,734	1,141
	Old Mutual Ltd.	990,844	1,026
	Clicks Group Ltd.	48,431	969
	Vodacom Group Ltd.	89,814	917
	OUTsurance Group Ltd.	171,909	794
	Growthpoint Properties Ltd.	610,203	721
	Tiger Brands Ltd.	35,325	707
	Woolworths Holdings Ltd.	193,819	664
	Mr. Price Group Ltd.	55,179	636
	Aspen Pharmacare Holdings Ltd.	71,194	606
	Momentum Group Ltd.	233,045	592
	Redefine Properties Ltd.	1,340,488	585
	AVI Ltd.	63,376	447
	Vukile Property Fund Ltd.	259,184	414
	Investec Ltd.	42,266	363
	DRDGOLD Ltd.	92,459	348
	Foschini Group Ltd.	63,921	348
	Fortress Real Estate Investments Ltd. Class B	201,027	331
	Resilient REIT Ltd.	58,309	328
	Hyprop Investments Ltd.	77,459	313
	Netcare Ltd.	248,803	268
	Truworths International Ltd.	64,966	245
	Motus Holdings Ltd.	28,987	245
[3]	Dis-Chem Pharmacies Ltd.	105,334	245
	Kumba Iron Ore Ltd.	9,733	225
	Telkom SA SOC Ltd.	50,809	206
	Santam Ltd.	6,952	191
	Life Healthcare Group Holdings Ltd.	245,329	187
	Coronation Fund Managers Ltd.	54,769	173
	DataTec Ltd.	33,619	163
	Astral Foods Ltd.	8,592	150
	Equites Property Fund Ltd.	120,835	145
	Attacq Ltd.	122,045	142
	Omnia Holdings Ltd.	25,166	141
	JSE Ltd.	13,022	137
	We Buy Cars Holdings Ltd.	48,597	133
*	Pick n Pay Stores Ltd.	103,584	126
*	MAS plc	86,051	117
	Ninety One Ltd.	34,143	117
	Wilson Bayly Holmes-Ovcon Ltd.	8,685	115
*	Sappi Ltd.	108,821	115
	Burstone Group Ltd.	165,486	106
*	KAP Ltd.	432,805	59
			90,921
South Korea (6.0%)
	Samsung Electronics Co. Ltd.	937,429	140,307
	SK hynix Inc.	107,970	79,832
	Hyundai Motor Co.	26,683	12,510
*	SK Square Co. Ltd.	17,827	8,001
	KB Financial Group Inc.	70,969	7,833
	Shinhan Financial Group Co. Ltd.	84,822	5,705
	NAVER Corp.	29,994	5,299
*	Celltrion Inc.	29,375	4,863
	Hana Financial Group Inc.	53,504	4,526
	Hyundai Mobis Co. Ltd.	11,623	4,178
*	Samsung SDI Co. Ltd.	11,725	3,801
	Samsung Electro-Mechanics Co. Ltd.	10,864	3,395
	Woori Financial Group Inc.	133,764	3,347
*,3	Samsung Biologics Co. Ltd.	2,376	2,931
	Kakao Corp.	60,840	2,633

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	Ecopro Co. Ltd.	19,745	2,535
	LG Chem Ltd.	8,602	2,501
	Samsung Life Insurance Co. Ltd.	15,527	2,486
*,1	LG Energy Solution Ltd.	8,142	2,420
	Samsung Fire & Marine Insurance Co. Ltd.	6,090	2,244
	Alteogen Inc.	7,802	2,210
	LG Electronics Inc.	20,233	2,047
	Mirae Asset Securities Co. Ltd.	38,810	1,945
	Sam Chun Dang Pharm Co. Ltd.	2,900	1,664
	LS Electric Co. Ltd.	2,998	1,642
	Hyundai Glovis Co. Ltd.	7,355	1,481
	Korea Investment Holdings Co. Ltd.	8,177	1,470
*,1	Ecopro BM Co. Ltd.	9,428	1,452
	LG Corp.	17,427	1,304
*	Meritz Financial Group Inc.	14,719	1,298
	Korea Zinc Co. Ltd.	907	1,277
	HYBE Co. Ltd.	4,406	1,185
*,1	POSCO Future M Co. Ltd.	6,542	1,123
	DB Insurance Co. Ltd.	8,688	1,104
	Samsung SDS Co. Ltd.	7,944	1,077
*	ABLBio Inc.	7,943	1,068
[1]	APR Corp.	4,888	1,061
*	Krafton Inc.	5,588	965
	KIWOOM Securities Co. Ltd.	2,948	953
*	Rainbow Robotics	1,594	953
	IsuPetasys Co. Ltd.	10,354	922
	Samsung Securities Co. Ltd.	12,067	897
	Industrial Bank of Korea	49,651	889
	Yuhan Corp.	11,195	857
*,1	HLB Inc.	23,780	855
*	Peptron Inc.	4,095	811
*	Hanwha Solutions Corp.	21,530	791
	LEENO Industrial Inc.	9,750	722
	Hankook Tire & Technology Co. Ltd.	13,857	702
[1]	Samyang Foods Co. Ltd.	813	690
	BNK Financial Group Inc.	49,200	681
	JB Financial Group Co. Ltd.	30,528	673
[1]	KakaoBank Corp.	35,698	673
*	LigaChem Biosciences Inc.	5,010	667
	LG Innotek Co. Ltd.	2,833	628
	NH Investment & Securities Co. Ltd.	25,187	622
*,1	Samsung Episholdings Co. Ltd.	1,309	614
*	LG Display Co. Ltd.	58,010	579
*,1	Coway Co. Ltd.	10,028	570
	Amorepacific Corp.	5,352	563
	HD Construction Equipment Co. Ltd.	5,722	558
	Hyundai Steel Co.	17,114	552
*	Hanmi Pharm Co. Ltd.	1,291	532
*	Voronoi Inc.	2,193	509
*,1	Hanjin Kal Corp.	4,515	489
	WONIK IPS Co. Ltd.	5,572	487
*	SK Biopharmaceuticals Co. Ltd.	5,835	486
*	Eo Technics Co. Ltd.	1,638	478
[1]	Hyundai Autoever Corp.	1,352	472
	LG Uplus Corp.	40,869	470
[1]	Doosan Bobcat Inc.	10,149	458
*,1	L&F Co. Ltd.	5,118	447
*	Orion Corp.	4,727	438
*	Mezzion Pharma Co. Ltd.	4,407	434
	KCC Corp.	921	417
*,1	Hanwha Vision Co. Ltd.	6,987	414
*	Hanwha Engine	11,012	413
	CJ Corp.	2,695	409
	iM Financial Group Co. Ltd.	29,440	376
	NCSoft Corp.	2,319	372
	DB HiTek Co. Ltd.	5,497	367
	Hansol Chemical Co. Ltd.	1,548	363
*	D&D PharmaTech Inc.	5,512	352
[1]	LG H&H Co. Ltd.	1,853	344
	Shinsegae Inc.	1,308	334

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hyundai Elevator Co. Ltd.	4,858	333
	PharmaResearch Co. Ltd.	1,348	327
	Douzone Bizon Co. Ltd.	3,795	312
*,1	ISU Specialty Chemical	3,622	290
[1]	Jusung Engineering Co. Ltd.	7,186	281
	E-MART Inc.	3,832	280
[1]	Sanil Electric Co. Ltd.	2,351	272
*	Pearl Abyss Corp.	7,186	268
[1]	L&C Bio Co. Ltd.	3,819	262
*	SKC Co. Ltd.	3,294	260
	Caregen Co. Ltd.	2,724	259
	Daeduck Electronics Co. Ltd.	5,916	258
	Cheil Worldwide Inc.	16,796	256
	HL Mando Co. Ltd.	5,846	255
*,1	Kakaopay Corp.	5,498	255
[1]	Posco DX Co. Ltd.	9,321	254
	Youngone Corp.	3,757	252
*,1	Doosan Robotics Inc.	3,402	252
	ISC Co. Ltd.	1,843	248
	Eugene Technology Co. Ltd.	2,626	245
*,1	Ecopro Materials Co. Ltd.	4,901	245
*	Hyundai Marine & Fire Insurance Co. Ltd.	10,212	244
*	Hanall Biopharma Co. Ltd.	5,710	244
	Korean Reinsurance Co.	24,793	240
*	JYP Entertainment Corp.	4,948	240
*	HD-Hyundai Marine Engine	3,958	240
*	ST Pharm Co. Ltd.	2,257	239
[1]	HPSP Co. Ltd.	7,570	236
*	Fadu Inc.	5,707	235
	Misto Holdings Corp.	6,880	234
*	Doosan Fuel Cell Co. Ltd.	8,204	227
[1]	Soulbrain Co. Ltd.	702	218
*,1	GemVax & Kael Co. Ltd.	6,732	217
*	Silicon2 Co. Ltd.	7,106	217
	CJ CheilJedang Corp.	1,444	215
*	Oscotec Inc.	5,866	213
[1]	Koh Young Technology Inc.	9,606	213
	Dongjin Semichem Co. Ltd.	5,536	212
*,1	Seoul Semiconductor Co. Ltd.	25,287	202
*	Hyundai Bioscience Co. Ltd.	18,383	202
	S-1 Corp.	3,302	201
	Pan Ocean Co. Ltd.	54,142	199
*	Lotte Energy Materials Corp.	6,377	199
*,1	Classys Inc.	4,916	199
*	Hana Micron Inc.	7,818	197
	Samsung Card Co. Ltd.	4,478	196
*,1	Cosmax Inc.	1,460	193
	S&S Tech Corp.	2,737	188
*,1	Hotel Shilla Co. Ltd.	5,618	187
*,1	Hugel Inc.	981	184
	Celltrion Pharm Inc.	3,680	183
	SIMMTECH Co. Ltd.	4,856	183
	Hyundai Department Store Co. Ltd.	2,381	182
	TechWing Inc.	5,619	182
*	Hanwha Life Insurance Co. Ltd.	52,513	181
*,1	SFA Semicon Co. Ltd.	32,556	179
	Youngone Holdings Co. Ltd.	1,026	178
*,1	NongShim Co. Ltd.	596	178
*,1	SOLUM Co. Ltd.	13,360	172
*	Seojin System Co. Ltd.	5,086	168
	Otoki Corp.	605	167
[3]	Netmarble Corp.	4,571	167
	Park Systems Corp.	822	165
	Daou Technology Inc.	4,330	164
[1]	Daishin Securities Co. Ltd.	5,185	162
*,1	CosmoAM&T Co. Ltd.	3,917	159
*	CS Wind Corp.	4,255	159
	SM Entertainment Co. Ltd.	1,954	157
*,1	Lunit Inc.	5,514	156
*	Chabiotech Co. Ltd.	10,353	155

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SK Bioscience Co. Ltd.	4,565	155
*,1	Enchem Co. Ltd.	2,927	154
	Shinsung Delta Tech Co. Ltd.	3,142	153
[1]	PSK Inc.	3,354	150
	Dongsuh Cos. Inc.	7,807	149
	People & Technology Inc.	3,713	141
	Lotte Shopping Co. Ltd.	1,863	139
*	Naturecell Co. Ltd.	9,246	138
	LOTTE Fine Chemical Co. Ltd.	3,874	138
*	SL Corp.	2,706	138
	Kolmar Korea Co. Ltd.	2,601	138
	Hyosung TNC Corp.	458	136
	SK Securities Co. Ltd.	91,530	135
	Partron Co. Ltd.	22,498	134
*	Hanon Systems	41,207	133
[1]	Kolon Industries Inc.	2,780	131
	Hansol Paper Co. Ltd.	20,968	129
	Tokai Carbon Korea Co. Ltd.	823	129
	F&F Co. Ltd.	2,603	128
*	RFHIC Corp.	3,212	127
[1]	Daejoo Electronic Materials Co. Ltd.	1,806	127
*,1	LS Materials Ltd.	10,193	125
*	Kumho Tire Co. Inc.	25,496	124
	TKG Huchems Co. Ltd.	9,229	122
	TES Co. Ltd.	2,380	122
	Intellian Technologies Inc.	1,443	121
	Innocean Worldwide Inc.	8,573	119
*,1	Il Dong Pharmaceutical Co. Ltd.	4,427	119
	ESR Kendall Square REIT Co. Ltd.	38,996	117
*	Hanwha Investment & Securities Co. Ltd.	19,767	115
	KCC Glass Corp.	5,656	114
	Yuanta Securities Korea Co. Ltd.	30,352	110
*	Yungjin Pharmaceutical Co. Ltd.	78,152	109
*	Creative & Innovative System	10,517	107
*	Green Cross Corp.	903	106
	YG Entertainment Inc.	2,051	105
	Daewoong Pharmaceutical Co. Ltd.	843	103
[1]	Pharmicell Co. Ltd.	9,124	103
	iMarketKorea Inc.	18,762	103
*	GI Innovation Inc.	9,214	103
	Lake Materials Co. Ltd.	6,170	102
	LX Holdings Corp.	15,973	101
	HK inno N Corp.	2,707	101
	Seegene Inc.	5,352	98
*	Chong Kun Dang Pharmaceutical Corp.	1,505	98
[1]	Doosan Tesna Inc.	2,032	96
	Lotte Rental Co. Ltd.	3,978	93
	Samyang Corp.	2,589	92
[1]	Harim Holdings Co. Ltd.	8,158	92
	Amorepacific Holdings Corp.	4,161	91
*	CJ ENM Co. Ltd.	1,775	90
*	Asiana Airlines Inc.	16,566	89
*,3	SK IE Technology Co. Ltd.	4,680	88
	NEXTIN Inc.	1,496	86
	HDC Holdings Co. Ltd.	4,934	85
	LX Semicon Co. Ltd.	2,067	84
[1]	Hyundai GF Holdings	7,406	82
	Ecopro HN Co. Ltd.	3,013	80
*	Seobu T&D	7,287	79
	Medytox Inc.	884	79
*	HS Hyosung Advanced Materials Corp.	453	79
	HAESUNG DS Co. Ltd.	1,752	79
	SK Chemicals Co. Ltd.	1,623	78
	Advanced Nano Products Co. Ltd.	1,580	78
	Hankook & Co. Co. Ltd.	3,492	76
*	DoubleUGames Co. Ltd.	2,068	76
*	MegaStudyEdu Co. Ltd.	2,286	76
[1]	NICE Information Service Co. Ltd.	6,261	75
	Mcnex Co. Ltd.	3,914	74
*,1	Kakao Games Corp.	7,250	74

ESG International Stock ETF
		Shares	Market Value• ($000)
	Korea Petrochemical Ind Co. Ltd.	552	73
*	Duk San Neolux Co. Ltd.	2,518	73
[1]	Cheryong Electric Co. Ltd.	1,881	73
[1]	Hana Tour Service Inc.	2,152	72
*	Shin Poong Pharmaceutical Co. Ltd.	8,136	69
*	NHN Corp.	2,569	68
*	Innox Advanced Materials Co. Ltd.	2,734	67
*,1	Ananti Inc.	10,967	66
	ENF Technology Co. Ltd.	1,626	66
	SOOP Co. Ltd.	1,312	65
*	Synopex Inc.	13,774	65
	Dongwon Industries Co. Ltd.	2,151	64
*,1	Cosmochemical Co. Ltd.	5,429	64
	Hyundai Green Food	5,779	64
	Korea Electric Terminal Co. Ltd.	1,115	63
	Daesang Corp.	3,998	63
*	DL Holdings Co. Ltd.	1,720	62
	Wemade Co. Ltd.	3,407	62
*	Studio Dragon Corp.	2,001	62
*	Foosung Co. Ltd.	10,740	60
*	Shinsung E&G Co. Ltd.	35,225	60
[1]	Samwha Capacitor Co. Ltd.	1,578	59
	Daewoong Co. Ltd.	3,023	57
[1]	KH Vatec Co. Ltd.	4,675	57
	i-SENS Inc.	3,403	56
*	Hanwha General Insurance Co. Ltd.	10,383	55
	DongKook Pharmaceutical Co. Ltd.	3,882	55
	Solid Inc.	9,403	55
	Binggrae Co. Ltd.	947	54
*	Cafe24 Corp.	2,357	54
*,1	Danal Co. Ltd.	9,030	53
	SK Networks Co. Ltd.	12,913	52
*	Eubiologics Co. Ltd.	5,035	52
*	JW Pharmaceutical Corp.	2,012	51
*,1	Binex Co. Ltd.	4,638	51
*	Orion Holdings Corp.	3,054	51
*	SHIFT UP Corp.	2,285	51
	Ahnlab Inc.	1,106	50
	NHN KCP Corp.	3,346	50
	Sebang Global Battery Co. Ltd.	1,015	49
*	Sungeel Hitech Co. Ltd.	1,120	49
*	OCI Co. Ltd.	809	49
	GS P&L Co. Ltd.	1,365	49
	InBody Co. Ltd.	2,135	48
*	Taekwang Industrial Co. Ltd.	48	48
*	HLB Life Science Co. Ltd.	17,868	48
	Hancom Inc.	2,992	47
	BH Co. Ltd.	3,513	47
*,1	VT Co. Ltd.	3,884	47
	KC Tech Co. Ltd.	1,333	46
*	CJ CGV Co. Ltd.	11,775	45
	Hanil Cement Co. Ltd.	3,553	45
*	SD Biosensor Inc.	7,679	45
*	DI Dong Il Corp.	2,705	45
*	Samyang Biopharmaceuticals Corp.	666	45
*	Green Cross Holdings Corp.	4,002	44
	Eugene Investment & Securities Co. Ltd.	11,914	44
	Huons Global Co. Ltd.	996	44
*	Advanced Process Systems Corp.	2,691	43
[1]	Posco M-Tech Co. Ltd.	3,139	43
	Sungwoo Hitech Co. Ltd.	6,733	42
*	Komipharm International Co. Ltd.	6,788	42
*	Young Poong Corp.	937	42
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	40
*	IS Dongseo Co. Ltd.	1,835	40
*,1	Hanssem Co. Ltd.	1,158	40
	NICE Holdings Co. Ltd.	3,866	40
*	Daea TI Co. Ltd.	12,052	39
	Dong-A ST Co. Ltd.	1,055	38
*	UniTest Inc.	2,757	38

ESG International Stock ETF
		Shares	Market Value• ($000)
	Dong-A Socio Holdings Co. Ltd.	460	37
	Bukwang Pharmaceutical Co. Ltd.	9,336	36
	Youlchon Chemical Co. Ltd.	1,971	36
	LF Corp.	2,298	36
*	Tongyang Life Insurance Co. Ltd.	6,926	36
	HL Holdings Corp.	1,004	35
*	Dentium Co. Ltd.	1,010	35
	Humedix Co. Ltd.	1,194	35
	Solus Advanced Materials Co. Ltd.	5,686	35
	Dongkuk Steel Mill Co. Ltd.	4,869	35
*	KISWIRE Ltd.	2,100	34
*	Hanjin Logistics Corp.	2,330	34
*	Neowiz	1,855	34
	Webzen Inc.	3,628	33
	Samyang Holdings Corp.	627	33
*	Com2uSCorp	1,316	33
*,1	BNC Korea Co. Ltd.	10,353	33
	Myoung Shin Industrial Co. Ltd.	4,181	33
	Vieworks Co. Ltd.	1,793	32
*	Unid Co. Ltd.	564	32
	Soulbrain Holdings Co. Ltd.	794	31
*,1	Nexon Games Co. Ltd.	3,789	31
*	PI Advanced Materials Co. Ltd.	2,086	29
*	Bioneer Corp.	3,245	29
*,1	TCC Steel	2,666	29
*	CMG Pharmaceutical Co. Ltd.	20,621	28
	Hyundai Home Shopping Network Corp.	457	27
	INTOPS Co. Ltd.	1,889	26
	Lotte Wellfood Co. Ltd.	296	26
	Boryung	3,724	26
*	HLB Therapeutics Co. Ltd.	12,818	25
*	W-Scope Chungju Plant Co. Ltd.	3,442	24
	Nexen Tire Corp.	3,733	23
	Huons Co. Ltd.	1,104	22
	HS Industries Co. Ltd.	8,010	20
*	Namyang Dairy Products Co. Ltd.	563	20
*	Modetour Network Inc.	2,314	20
*	Chunbo Co. Ltd.	542	20
*	Genexine Inc.	6,305	19
*	GOLFZON Co. Ltd.	496	19
*	GC Cell Corp.	1,068	19
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	19
*,2	Kum Yang Co. Ltd.	2,705	19
*	Jeju Air Co. Ltd.	4,408	19
	Hansae Co. Ltd.	1,819	18
	Zinus Inc.	2,107	18
*,1	Joongang Advanced Materials Co. Ltd.	12,006	18
*	DIO Corp.	1,349	17
*,2	NKMax Co. Ltd.	2,034	14
*	LX Hausys Ltd.	610	13
	Korea United Pharm Inc.	915	13
*	Humasis Co. Ltd.	21,564	12
	Songwon Industrial Co. Ltd.	1,680	11
*	Amicogen Inc.	9,708	9
*	GeneOne Life Science Inc.	10,592	9
[2]	Ilyang Pharmaceutical Co. Ltd.	837	7
*,2	Hyosung Chemical Corp.	217	6
	Handsome Co. Ltd.	290	5
			382,057
Spain (2.0%)
	Banco Santander SA	2,958,230	37,309
	Banco Bilbao Vizcaya Argentaria SA	1,131,839	26,215
	Industria de Diseno Textil SA	220,604	14,731
	CaixaBank SA	716,187	8,827
	Amadeus IT Group SA	88,503	5,474
[3]	Aena SME SA	139,330	4,391
[3]	Cellnex Telecom SA	112,991	4,294
	Banco de Sabadell SA	1,002,655	3,775
	Telefonica SA	813,143	3,690

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bankinter SA	125,005	2,074
	Acciona SA	5,036	1,462
	Redeia Corp. SA	78,200	1,454
	Merlin Properties Socimi SA	75,596	1,335
	Mapfre SA	182,490	848
[3]	Unicaja Banco SA	239,352	758
	Acerinox SA	47,336	753
	Viscofan SA	8,348	586
	Puig Brands SA Class B	28,753	555
	Sacyr SA	102,697	550
	Fluidra SA	19,582	525
	Colonial SFL Socimi SA	74,343	499
	Vidrala SA	4,250	411
	CIE Automotive SA	10,250	384
	Laboratorios Farmaceuticos Rovi SA	3,652	365
*	Solaria Energia y Medio Ambiente SA	13,810	358
	Construcciones y Auxiliar de Ferrocarriles SA	3,643	254
*	Grenergy Renovables SA	1,787	232
[3]	Neinor Homes SA	9,993	225
	Almirall SA	14,521	221
	Pharma Mar SA	2,269	215
	Corp. ACCIONA Energias Renovables SA	7,927	206
	Elecnor SA	6,053	206
	Ebro Foods SA	8,349	191
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	120,320	180
	Melia Hotels International SA	17,498	172
*	HBX Group International plc	16,021	137
*	Distribuidora Internacional de Alimentacion SA	2,874	130
	Atresmedia Corp. de Medios de Comunicacion SA	20,070	123
[3]	Gestamp Automocion SA	24,018	90
	Prosegur Cia de Seguridad SA	20,178	69
[3]	Global Dominion Access SA	13,399	50
[3]	Prosegur Cash SA	59,861	45
			124,369
Sweden (2.6%)
	Investor AB Class B	343,532	14,329
	Volvo AB Class B	300,009	11,673
	Atlas Copco AB Class A	492,856	10,603
	Sandvik AB	206,449	9,098
	Assa Abloy AB Class B	193,564	8,239
	Telefonaktiebolaget LM Ericsson Class B	545,483	6,306
	Skandinaviska Enskilda Banken AB Class A	291,710	6,202
	Swedbank AB Class A	159,672	6,133
	Atlas Copco AB Class B	311,991	5,849
	Svenska Handelsbanken AB Class A	281,942	4,507
*	Boliden AB	55,952	4,435
	Epiroc AB Class A	143,996	4,326
	Investor AB Class A	102,432	4,237
	Essity AB Class B	115,968	3,684
	EQT AB	107,829	3,323
	Industrivarden AB Class A	47,164	2,677
	Telia Co. AB	460,029	2,362
	Tele2 AB Class B	111,835	2,360
	H & M Hennes & Mauritz AB Class B	98,612	2,102
	Skanska AB Class B	67,347	2,065
	Volvo AB Class A	49,765	1,937
	SKF AB Class B	67,558	1,931
	Trelleborg AB Class B	42,261	1,852
*	Swedish Orphan Biovitrum AB	39,543	1,728
	AddTech AB Class B	46,265	1,710
	Securitas AB Class B	94,492	1,682
	Svenska Cellulosa AB SCA Class B	120,335	1,634
	Beijer Ref AB Class B	96,506	1,506
	Epiroc AB Class B	53,805	1,399
	Nordnet AB publ	40,669	1,284
	Nibe Industrier AB Class B	298,597	1,220
	SSAB AB Class B	121,816	1,076
*	Fastighets AB Balder Class B	142,107	1,068
	AAK AB	37,496	1,026

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lagercrantz Group AB Class B	39,834	972
	Getinge AB Class B	43,104	965
	Avanza Bank Holding AB	26,461	964
	L E Lundbergforetagen AB Class B	14,525	951
	Castellum AB	70,974	944
	Sagax AB Class B	41,471	878
	Mycronic AB	32,794	743
	Axfood AB	20,296	740
	Loomis AB Class B	13,579	686
	Investment AB Latour Class B	26,702	679
	Holmen AB Class B	16,824	662
	Sectra AB Class B	28,152	603
[3]	Thule Group AB	23,310	602
	Wihlborgs Fastigheter AB	54,325	575
[3]	Munters Group AB	27,134	567
	Pandox AB Class B	21,351	478
	Catena AB	8,406	463
[3]	Bravida Holding AB	38,825	451
	Elekta AB Class B	67,116	430
	SSAB AB Class A	44,350	396
*	Camurus AB	7,087	395
*	Electrolux AB Class B	45,840	385
	Billerud Aktiebolag	40,232	367
	Fabege AB	39,115	364
*,1	Volvo Car AB Class B	131,549	359
*	Asmodee Group AB Class B	28,063	343
	AddLife AB Class B	19,916	340
	Peab AB Class B	28,585	336
	Granges AB	18,992	336
	NCC AB Class B	13,690	334
	Wallenstam AB Class B	65,558	332
	Bufab AB	24,725	319
[3]	Scandic Hotels Group AB	32,291	306
*	Kinnevik AB Class B	43,398	305
*,3	BioArctic AB Class B	8,830	302
	Husqvarna AB Class B	60,820	292
	Industrivarden AB Class C	5,151	291
	Cibus Nordic Real Estate AB publ	17,173	291
*,3	Sinch AB	112,820	285
[3]	Attendo AB	23,976	277
*	HMS Networks AB	5,682	268
[1]	Svenska Handelsbanken AB Class B	9,954	267
	Clas Ohlson AB Class B	6,430	266
	Electrolux Professional AB Class B	40,253	264
	Medicover AB Class B	10,917	263
	Skandinaviska Enskilda Banken AB Class C	11,921	258
[3]	Dometic Group AB	62,063	258
	Storskogen Group AB Class B	250,659	255
	Lindab International AB	13,180	253
	Hufvudstaden AB Class A	16,486	238
	Nyfosa AB	29,014	238
	AQ Group AB	10,807	226
	Bure Equity AB	9,365	221
	Bilia AB Class A	14,170	217
*,3	BoneSupport Holding AB	9,693	217
	Cloetta AB Class B	35,080	204
	Hemnet Group AB	15,099	195
	Nolato AB Class B	33,096	191
*	NCAB Group AB	30,830	187
	NP3 Fastigheter AB	6,092	183
	JM AB	11,745	174
	Instalco AB	44,591	173
*	Modern Times Group MTG AB Class B	17,523	172
	Addnode Group AB Class B	21,789	168
	Vitec Software Group AB Class B	6,310	167
	Ratos AB Class B	39,366	163
	Sagax AB	40,174	156
*	Embracer Group AB Class B	26,120	153
	Systemair AB	16,044	150
	Vitrolife AB	14,082	149

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Sdiptech AB Class B	6,789	146
	Atrium Ljungberg AB Class B	35,610	139
	MIPS AB	4,807	135
	Dios Fastigheter AB	16,255	126
*	Intea Fastigheter AB Class B	14,863	126
	SkiStar AB	6,073	118
*	Vimian Group AB	39,520	117
	NCC AB Class A	4,523	110
*,3	Boozt AB	10,842	110
	Arjo AB Class B	34,510	103
*	Xvivo Perfusion AB	4,538	94
*	Hexatronic Group AB	30,884	94
	Platzer Fastigheter Holding AB Class B	9,812	87
*	Samhallsbyggnadsbolaget i Norden AB B Shares	184,210	80
	Investment AB Oresund	4,956	77
	Troax Group AB	6,748	75
*	Norion Bank AB	11,023	70
	Truecaller AB Class B	49,201	60
	Corem Property Group AB Class B	125,246	53
	Volati AB	5,507	52
	MEKO AB	6,736	49
	Fagerhult Group AB	10,522	34
*	Samhallsbyggnadsbolaget i Norden AB	20,190	20
			164,240
Switzerland (6.1%)
	Roche Holding AG (XVTX)	140,178	66,711
	Novartis AG (Registered)	382,718	64,351
	Nestle SA (Registered)	504,147	55,083
	UBS Group AG (Registered)	636,914	26,464
	Zurich Insurance Group AG	28,238	21,301
	Swiss Re AG	58,723	10,338
	Lonza Group AG (Registered)	13,668	9,507
	Alcon AG	98,457	8,535
	Sandoz Group AG	82,433	7,262
	Swiss Life Holding AG (Registered)	5,646	6,466
	Galderma Group AG	34,188	6,452
*	Amrize Ltd.	99,548	6,386
	Givaudan SA (Registered)	1,524	6,121
	Geberit AG (Registered)	6,501	5,466
	Partners Group Holding AG	4,288	4,765
	Swisscom AG (Registered)	5,044	4,731
	Helvetia Baloise Holding AG	16,099	4,181
[3]	VAT Group AG	5,421	3,823
	Chocoladefabriken Lindt & Spruengli AG	225	3,715
	Julius Baer Group Ltd.	41,178	3,501
	Schindler Holding AG	8,800	3,350
	Chocoladefabriken Lindt & Spruengli AG (Registered)	19	3,130
	Roche Holding AG (XSWX)	5,905	2,927
	Swiss Prime Site AG (Registered)	14,818	2,828
	Logitech International SA (Registered)	29,944	2,747
	Straumann Holding AG (Registered)	21,534	2,578
	Sonova Holding AG (Registered)	9,813	2,558
	Kuehne + Nagel International AG (Registered)	9,260	2,155
	Belimo Holding AG (Registered)	2,011	2,004
	PSP Swiss Property AG (Registered)	8,695	1,873
	Accelleron Industries AG	19,240	1,815
[1]	Barry Callebaut AG (Registered)	701	1,318
	Flughafen Zurich AG (Registered)	3,678	1,260
	Swissquote Group Holding SA (Registered)	2,304	1,229
[3]	Galenica AG	9,573	1,195
	Schindler Holding AG (Registered)	3,247	1,184
	SIG Group AG	68,887	1,121
	EMS-Chemie Holding AG (Registered)	1,330	1,103
	Swatch Group AG (Registered)	21,923	1,091
	Temenos AG (Registered)	11,194	1,038
	Georg Fischer AG (Registered)	16,272	1,028
*	Siegfried Holding AG (Registered)	7,841	872
	Allreal Holding AG (Registered)	2,813	862
	Banque Cantonale Vaudoise (Registered)	5,472	837

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mobimo Holding AG (Registered)	1,535	799
	Swatch Group AG	3,074	786
	Huber + Suhner AG (Registered)	3,240	779
	Cembra Money Bank AG	5,898	763
	Bucher Industries AG (Registered)	1,485	738
	EFG International AG	29,819	731
	Valiant Holding AG (Registered)	3,057	662
	Inficon Holding AG (Registered)	3,831	592
	DKSH Holding AG	6,601	533
	VZ Holding AG	2,695	507
	SFS Group AG	3,163	502
	Sunrise Communications AG Class A	7,740	493
	Tecan Group AG (Registered)	2,731	484
	Luzerner Kantonalbank AG (Registered)	3,472	468
	Kardex Holding AG (Registered)	1,321	447
	dormakaba Holding AG	5,932	443
	Landis+Gyr Group AG	6,267	428
	St. Galler Kantonalbank AG (Registered)	503	418
	Vontobel Holding AG (Registered)	4,438	405
	Burkhalter Holding AG	1,840	389
	Emmi AG (Registered)	366	386
	Bachem Holding AG	4,735	365
*	Aryzta AG	4,805	346
	Daetwyler Holding AG	1,424	310
	ALSO Holding AG (Registered)	1,388	296
	Interroll Holding AG (Registered)	117	294
*	Dottikon Es Holding AG (Registered)	624	292
	Softwareone Holding AG	32,634	287
	Ypsomed Holding AG (Registered)	745	258
	Stadler Rail AG	9,636	256
	Implenia AG (Registered)	2,664	250
[3]	Medacta Group SA	1,188	245
	COSMO Pharmaceuticals NV	1,597	235
	Bossard Holding AG (Registered) Class A	1,002	215
	Forbo Holding AG (Registered)	183	214
*	ams-OSRAM AG	19,181	214
	SKAN Group AG	2,910	197
	Zehnder Group AG	1,756	186
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	33,613	184
	Intershop Holding AG	758	168
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,183	157
*,3	Sensirion Holding AG	2,034	148
	Cie Financiere Tradition SA	416	146
	APG SGA SA	453	125
*,3	Medartis Holding AG	1,003	120
	Autoneum Holding AG	615	102
*,3	PolyPeptide Group AG	3,069	102
	Bell Food Group AG (Registered)	360	101
	TX Group AG	424	89
	Bystronic AG	253	84
	Vetropack Holding AG (Registered) Class A	2,711	80
*	Komax Holding AG (Registered)	751	66
	Arbonia AG	10,185	65
[3]	Medmix AG	4,699	58
*	u-blox Holding AG	271	48
	Schweiter Technologies AG	137	46
	VP Bank AG Class A	345	39
*	BAJAJ Mobility AG	1,807	36
*	LEM Holding SA (Registered)	79	33
			385,472
Taiwan (9.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,848,311	302,526
	Hon Hai Precision Industry Co. Ltd.	2,432,424	18,605
	MediaTek Inc.	293,319	18,068
	Delta Electronics Inc.	383,171	17,279
	ASE Technology Holding Co. Ltd.	650,290	7,836
	CTBC Financial Holding Co. Ltd.	3,513,171	6,249
	Fubon Financial Holding Co. Ltd.	1,664,057	4,991
[1]	United Microelectronics Corp.	2,312,346	4,784

ESG International Stock ETF
		Shares	Market Value• ($000)
	Quanta Computer Inc.	520,558	4,777
	Cathay Financial Holding Co. Ltd.	1,869,948	4,742
	Accton Technology Corp.	99,625	4,384
	Elite Material Co. Ltd.	55,675	4,264
	Unimicron Technology Corp.	263,417	3,985
	TS Financial Holding Co. Ltd.	4,368,951	3,557
	Asia Vital Components Co. Ltd.	63,703	3,503
	E.Sun Financial Holding Co. Ltd.	3,022,092	3,389
	Yuanta Financial Holding Co. Ltd.	2,171,891	3,385
	Chunghwa Telecom Co. Ltd.	752,460	3,238
	Chroma ATE Inc.	73,589	3,198
	Mega Financial Holding Co. Ltd.	2,349,688	3,023
	Yageo Corp.	309,560	2,900
	Nan Ya Plastics Corp.	976,329	2,833
[1]	Wiwynn Corp.	20,464	2,572
[1]	Wistron Corp.	598,391	2,556
	SinoPac Financial Holdings Co. Ltd.	2,347,646	2,476
*	Winbond Electronics Corp.	611,289	2,326
	King Yuan Electronics Co. Ltd.	222,641	2,291
	Asustek Computer Inc.	133,798	2,261
	Uni-President Enterprises Corp.	973,682	2,251
	Hua Nan Financial Holdings Co. Ltd.	1,845,680	2,241
	KGI Financial Holding Co. Ltd.	3,165,271	2,212
	Lite-On Technology Corp.	385,033	2,102
	First Financial Holding Co. Ltd.	2,150,367	2,050
	ASPEED Technology Inc.	6,500	2,006
*	Nanya Technology Corp.	221,000	1,962
	Phison Electronics Corp.	33,000	1,950
	Alchip Technologies Ltd.	16,308	1,785
	Gold Circuit Electronics Ltd.	65,500	1,701
[1]	Jentech Precision Industrial Co. Ltd.	16,591	1,618
	Largan Precision Co. Ltd.	19,542	1,566
	Taiwan Cooperative Financial Holding Co. Ltd.	2,044,737	1,561
[1]	Bizlink Holding Inc.	35,320	1,561
*	Powerchip Semiconductor Manufacturing Corp.	645,730	1,543
	China Steel Corp.	2,252,008	1,490
	MPI Corp.	16,000	1,481
	Realtek Semiconductor Corp.	95,393	1,460
	Global Unichip Corp.	16,471	1,442
[1]	Novatek Microelectronics Corp.	114,446	1,429
[1]	Formosa Plastics Corp.	829,473	1,361
[1]	Evergreen Marine Corp. Taiwan Ltd.	215,591	1,353
	PharmaEssentia Corp.	57,847	1,336
	Compeq Manufacturing Co. Ltd.	198,785	1,285
[1]	Innolux Corp.	1,474,349	1,251
*	Macronix International Co. Ltd.	358,000	1,225
	King Slide Works Co. Ltd.	11,367	1,223
	United Integrated Services Co. Ltd.	33,000	1,173
	Tripod Technology Corp.	90,700	1,120
	Powertech Technology Inc.	136,666	1,110
	Formosa Chemicals & Fibre Corp.	685,701	1,109
	Airtac International Group	28,662	1,097
[1]	eMemory Technology Inc.	13,000	1,034
	Chang Hwa Commercial Bank Ltd.	1,484,045	1,025
	Chailease Holding Co. Ltd.	308,339	1,021
	Far EasTone Telecommunications Co. Ltd.	346,308	1,018
	Hotai Motor Co. Ltd.	54,344	1,015
	Advantech Co. Ltd.	91,788	973
	E Ink Holdings Inc.	163,728	969
[1]	Zhen Ding Technology Holding Ltd.	145,667	963
	Taiwan Mobile Co. Ltd.	279,896	962
	Fortune Electric Co. Ltd.	28,290	954
	Shanghai Commercial & Savings Bank Ltd.	732,276	935
	Lotes Co. Ltd.	15,840	890
[1]	Gigabyte Technology Co. Ltd.	116,667	884
	Pegatron Corp.	373,794	875
	Taiwan Union Technology Corp.	51,000	873
[1]	Compal Electronics Inc.	865,401	868
	Vanguard International Semiconductor Corp.	201,544	854
	WinWay Technology Co. Ltd.	5,000	804

ESG International Stock ETF
		Shares	Market Value• ($000)
	WT Microelectronics Co. Ltd.	137,205	800
	President Chain Store Corp.	107,090	767
[1]	Inventec Corp.	521,759	764
	Taiwan Business Bank	1,431,263	750
[1]	Walsin Lihwa Corp.	611,561	711
	Nan Ya Printed Circuit Board Corp.	41,000	711
[1]	Teco Electric & Machinery Co. Ltd.	271,000	708
[1]	Globalwafers Co. Ltd.	49,000	706
	Eva Airways Corp.	564,846	684
	Win Semiconductors Corp.	64,000	678
	EZconn Corp.	10,000	674
	Universal Microwave Technology Inc.	13,000	657
	WPG Holdings Ltd.	289,678	646
[1]	AUO Corp.	1,208,703	636
	Catcher Technology Co. Ltd.	100,031	611
	L&K Engineering Co. Ltd.	32,744	605
[1]	Silergy Corp.	67,621	601
	LandMark Optoelectronics Corp.	15,000	584
	Kinsus Interconnect Technology Corp.	58,000	573
[1]	Wan Hai Lines Ltd.	233,260	570
	Far Eastern New Century Corp.	608,312	560
	Synnex Technology International Corp.	242,175	556
[1]	Eclat Textile Co. Ltd.	40,892	551
	Fositek Corp.	10,000	535
	Taichung Commercial Bank Co. Ltd.	754,538	509
	Asia Cement Corp.	437,000	500
	Chicony Electronics Co. Ltd.	124,000	495
	ADATA Technology Co. Ltd.	54,054	484
[1]	Acer Inc.	542,961	474
	Makalot Industrial Co. Ltd.	46,341	473
	Sigurd Microelectronics Corp.	99,000	472
	Chunghwa Precision Test Tech Co. Ltd.	4,000	471
	Chung-Hsin Electric & Machinery Manufacturing Corp.	81,000	453
	China Airlines Ltd.	677,000	452
[1]	Nien Made Enterprise Co. Ltd.	35,000	448
	Kaori Heat Treatment Co. Ltd.	16,000	440
	AURAS Technology Co. Ltd.	12,000	433
	Acter Group Corp. Ltd.	19,000	433
	TA Chen Stainless Pipe	367,032	432
	Advanced Echem Materials Co. Ltd.	15,000	430
	Pou Chen Corp.	433,085	429
	Foxconn Technology Co. Ltd.	216,368	408
	Topco Scientific Co. Ltd.	36,813	407
[1]	Mitac Holdings Corp.	160,872	404
	Cheng Shin Rubber Industry Co. Ltd.	396,018	397
	Innodisk Corp.	16,141	397
	Ardentec Corp.	79,000	395
	Hiwin Technologies Corp.	54,504	395
	WNC Corp.	65,791	390
	Eternal Materials Co. Ltd.	176,495	386
	Micro-Star International Co. Ltd.	127,521	381
	Co-Tech Development Corp.	41,000	372
	Simplo Technology Co. Ltd.	35,000	371
	Voltronic Power Technology Corp.	12,505	368
	Taiwan High Speed Rail Corp.	419,000	363
	Sino-American Silicon Products Inc.	97,000	362
*	Taiwan Glass Industry Corp.	187,000	360
	Shihlin Electric & Engineering Corp.	46,000	344
	Sinbon Electronics Co. Ltd.	43,362	335
[1]	LuxNet Corp.	25,000	330
*,1	Fulltech Fiber Glass Corp.	93,000	322
	Chenbro Micom Co. Ltd.	11,000	317
	Kinik Co.	19,000	314
	Feng TAY Enterprise Co. Ltd.	104,728	313
	Radiant Opto-Electronics Corp.	80,586	313
	Capital Securities Corp.	303,000	309
	Highwealth Construction Corp.	252,870	306
	Walsin Technology Corp.	62,000	305
*	FOCI Fiber Optic Communications Inc.	16,085	302
	Dynapack International Technology Corp.	30,000	292

ESG International Stock ETF
		Shares	Market Value• ($000)
	ChipMOS Technologies Inc.	130,000	292
	ASMedia Technology Inc.	6,866	285
	IBF Financial Holdings Co. Ltd.	500,160	271
	Chipbond Technology Corp.	149,000	268
	Primax Electronics Ltd.	103,000	268
	Ruentex Development Co. Ltd.	281,430	265
	Lien Hwa Industrial Holdings Corp.	182,596	262
	Tatung Co. Ltd.	218,987	261
	AP Memory Technology Corp.	19,000	259
	Lotus Pharmaceutical Co. Ltd.	29,000	258
	Yankey Engineering Co. Ltd.	11,730	254
	Getac Holdings Corp.	70,000	252
	Elite Semiconductor Microelectronics Technology Inc.	51,000	250
[1]	Unitech Printed Circuit Board Corp.	120,877	246
	Far Eastern International Bank	580,646	240
	Transcend Information Inc.	36,000	239
[1]	Dynamic Holding Co. Ltd.	47,794	237
	Tong Hsing Electronic Industries Ltd.	41,322	232
[1]	Advanced Energy Solution Holding Co. Ltd.	6,000	228
	ITEQ Corp.	50,466	226
	Arcadyan Technology Corp.	36,123	226
	Parade Technologies Ltd.	13,000	224
	All Ring Tech Co. Ltd.	13,000	224
	Grand Process Technology Corp.	4,000	224
[1]	Elite Advanced Laser Corp.	23,000	223
	Tong Yang Industry Co. Ltd.	68,000	216
	Visual Photonics Epitaxy Co. Ltd.	31,000	212
	Tung Ho Steel Enterprise Corp.	90,110	212
	Greatek Electronics Inc.	69,000	210
	Genius Electronic Optical Co. Ltd.	15,000	210
[1]	Faraday Technology Corp.	39,313	209
	Taiwan Hon Chuan Enterprise Co. Ltd.	53,000	206
	Great Wall Enterprise Co. Ltd.	125,402	204
	Global Brands Manufacture Ltd.	58,986	203
	TXC Corp.	69,000	202
[1]	Cleanaway Co. Ltd.	180,000	202
	Ruentex Industries Ltd.	117,002	199
	Test Research Inc.	28,000	198
[1]	Bora Pharmaceuticals Co. Ltd.	12,108	196
[1]	Supreme Electronics Co. Ltd.	83,980	194
	Global Mixed Mode Technology Inc.	24,000	189
	AcBel Polytech Inc.	111,883	183
	VisEra Technologies Co. Ltd.	17,000	183
	Elan Microelectronics Corp.	47,000	182
*,1	Starlux Airlines Co. Ltd.	248,000	182
	Shin Zu Shing Co. Ltd.	27,841	181
	Airoha Technology Corp.	11,000	181
	Cheng Loong Corp.	307,000	180
*,1	HTC Corp.	125,000	180
[2]	Wiselink Co. Ltd.	28,000	180
*	China Petrochemical Development Corp.	663,386	176
	Taiwan Secom Co. Ltd.	52,000	176
	President Securities Corp.	171,085	175
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	174
	Goldsun Building Materials Co. Ltd.	145,753	173
	Poya International Co. Ltd.	10,734	173
	Taiwan Fertilizer Co. Ltd.	115,000	172
	Huaku Development Co. Ltd.	49,770	172
	Sanyang Motor Co. Ltd.	90,000	172
	C Sun Manufacturing Ltd.	17,000	172
	Nichidenbo Corp.	54,000	171
	Kinpo Electronics	209,000	170
	Wisdom Marine Lines Co. Ltd.	73,543	170
	YFY Inc.	206,000	169
	Pan Jit International Inc.	58,400	168
	XinTec Inc.	27,000	165
	Solar Applied Materials Technology Corp.	84,000	165
	Charoen Pokphand Enterprise	33,600	164
	Ta Ya Electric Wire & Cable	126,027	163
[1]	Allis Electric Co. Ltd.	39,404	160

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Foxsemicon Integrated Technology Inc.	16,000	159
	Qisda Corp.	191,880	158
*	HannsTouch Holdings Co.	475,000	157
*	Mercuries Life Insurance Co. Ltd.	592,204	157
*,1	TSEC Corp.	110,000	157
	Taiwan Surface Mounting Technology Corp.	48,000	155
	Feng Hsin Steel Co. Ltd.	71,000	154
	Gudeng Precision Industrial Co. Ltd.	11,491	154
	Fusheng Precision Co. Ltd.	18,000	152
[1]	Pixart Imaging Inc.	23,000	149
*	United Renewable Energy Co. Ltd.	213,420	149
[1]	Phoenix Silicon International Corp.	25,000	148
	Hannstar Board Corp.	49,680	147
[1]	First Hi-Tec Enterprise Co. Ltd.	16,000	147
	I-Chiun Precision Industry Co. Ltd.	33,000	146
	Shinkong Insurance Co. Ltd.	39,000	144
	Taiwan PCB Techvest Co. Ltd.	116,000	143
*	HannStar Display Corp.	483,000	142
	Ennoconn Corp.	15,710	142
	Giant Manufacturing Co. Ltd.	53,740	140
	Wah Lee Industrial Corp.	33,720	139
	Taiwan Speciality Chemicals Corp.	13,000	139
	Ennostar Inc.	114,000	138
	Center Laboratories Inc.	95,207	133
	Century Iron & Steel Industrial Co. Ltd.	32,000	131
*	Foresee Pharmaceuticals Co. Ltd.	49,068	131
	Coretronic Corp.	46,000	130
	Union Bank of Taiwan	197,000	127
	Marketech International Corp.	13,000	125
	Sercomm Corp.	46,653	123
	Everlight Electronics Co. Ltd.	65,000	122
[1]	Silicon Integrated Systems Corp.	69,602	121
	Tainan Spinning Co. Ltd.	280,000	120
	Machvision Inc.	6,642	120
*	Etron Technology Inc.	63,937	118
	Stark Technology Inc.	25,000	118
	Taiflex Scientific Co. Ltd.	38,115	117
*	BES Engineering Corp.	210,060	116
	Shinkong Synthetic Fibers Corp.	233,316	115
	Merry Electronics Co. Ltd.	37,755	114
	Sitronix Technology Corp.	18,000	114
	Taiwan Acceptance Corp.	47,847	113
[1]	Pan-International Industrial Corp.	70,000	113
	EVERGREEN Steel Corp.	34,000	112
	Thinking Electronic Industrial Co. Ltd.	18,000	108
*	Episil Technologies Inc.	56,000	108
	Synmosa Biopharma Corp.	103,702	107
	AmTRAN Technology Co. Ltd.	83,637	105
	Nan Pao Resins Chemical Co. Ltd.	10,000	105
	Farglory Land Development Co. Ltd.	48,000	104
[1]	Ability Enterprise Co. Ltd.	40,312	103
	Holy Stone Enterprise Co. Ltd.	27,300	103
	Far Eastern Department Stores Ltd.	142,000	103
	Depo Auto Parts Ind Co. Ltd.	23,000	103
[1]	Yulon Motor Co. Ltd.	105,185	103
*	Oneness Biotech Co. Ltd.	54,729	103
	Ichia Technologies Inc.	57,000	102
	Advanced Wireless Semiconductor Co.	26,370	102
*	Wafer Works Corp.	87,015	100
	Sonix Technology Co. Ltd.	71,000	99
	Grape King Bio Ltd.	24,890	99
	TTY Biopharm Co. Ltd.	37,000	99
	Systex Corp.	27,000	99
	Shiny Chemical Industrial Co. Ltd.	18,900	96
[1]	Evergreen Aviation Technologies Corp.	17,000	96
	Ho Tung Chemical Corp.	298,000	95
[1]	Alpha Networks Inc.	96,772	95
	Sakura Development Co. Ltd.	60,480	94
	Scientech Corp.	8,000	94
	TA-I Technology Co. Ltd.	40,000	93

ESG International Stock ETF
		Shares	Market Value• ($000)
	Channel Well Technology Co. Ltd.	49,000	93
	Quanta Storage Inc.	29,000	92
	Merida Industry Co. Ltd.	38,000	91
	Nan Kang Rubber Tire Co. Ltd.	80,087	91
	ITE Technology Inc.	23,000	90
	Anpec Electronics Corp.	12,000	90
	Weikeng Industrial Co. Ltd.	88,000	89
*	Lumosa Therapeutics Co. Ltd.	16,000	89
	Zero One Technology Co. Ltd.	23,000	89
*	FLEXium Interconnect Inc.	43,000	88
	AGV Products Corp.	258,000	87
	Chang Wah Electromaterials Inc.	63,000	87
	O-Bank Co. Ltd.	277,000	87
	Bank of Kaohsiung Co. Ltd.	208,480	86
*,1	Chung Hung Steel Corp.	149,000	86
	Formosa Taffeta Co. Ltd.	146,000	85
	Taiwan Semiconductor Co. Ltd.	43,000	84
	momo.com Inc.	13,680	84
	Fitipower Integrated Technology Inc.	17,703	84
	Chang Wah Technology Co. Ltd.	53,500	84
	Sporton International Inc.	13,372	83
	Ton Yi Industrial Corp.	137,000	83
	China Motor Corp.	43,200	82
*	Grand Pacific Petrochemical	188,799	82
[1]	JPC connectivity Inc.	17,000	82
*	EirGenix Inc.	42,000	82
	Evergreen International Storage & Transport Corp.	45,500	81
	Taiyen Biotech Co. Ltd.	80,000	81
	Wei Chuan Foods Corp.	173,000	81
	Hota Industrial Manufacturing Co. Ltd.	41,810	80
	Taiwan Sakura Corp.	29,000	80
	Sinon Corp.	55,000	80
	Cathay Real Estate Development Co. Ltd.	110,000	79
*,1	Yieh Phui Enterprise Co. Ltd.	168,332	79
[1]	Solomon Technology Corp.	19,000	79
[1]	Chenming Electronic Technology Corp.	22,000	78
	China Bills Finance Corp.	140,000	77
	Chong Hong Construction Co. Ltd.	32,000	77
	Universal Cement Corp.	80,500	77
	Standard Foods Corp.	79,000	76
	Chicony Power Technology Co. Ltd.	26,000	75
	Via Technologies Inc.	46,000	74
	Hotai Finance Co. Ltd.	38,950	74
	Nuvoton Technology Corp.	32,000	74
	Raydium Semiconductor Corp.	10,000	74
[1]	Great Tree Pharmacy Co. Ltd.	26,696	74
	TCI Co. Ltd.	17,297	73
	Chun Yuan Steel Industry Co. Ltd.	99,000	72
	Kung Long Batteries Industrial Co. Ltd.	18,000	72
	WUS Printed Circuit Co. Ltd.	20,000	71
	Brighton-Best International Taiwan Inc.	66,000	71
	Clevo Co.	56,000	70
	CMC Magnetics Corp.	194,747	70
	Run Long Construction Co. Ltd.	73,260	70
	Taiwan Paiho Ltd.	42,000	69
	Fulgent Sun International Holding Co. Ltd.	22,985	69
	Kaimei Electronic Corp.	23,200	69
	Kenda Rubber Industrial Co. Ltd.	105,001	68
	SDI Corp.	25,000	68
*	Sunplus Technology Co. Ltd.	91,000	67
	Cheng Uei Precision Industry Co. Ltd.	53,000	67
	Chin-Poon Industrial Co. Ltd.	50,000	67
	D-Link Corp.	134,760	67
	TPK Holding Co. Ltd.	49,000	67
	Everlight Chemical Industrial Corp.	77,000	66
	M31 Technology Corp.	4,600	66
	Kindom Development Co. Ltd.	65,010	65
	Johnson Health Tech Co. Ltd.	15,000	65
	Topkey Corp.	12,000	65
	ASROCK Inc.	9,000	65

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kenmec Mechanical Engineering Co. Ltd.	32,000	65
	China Electric Manufacturing Corp.	147,540	63
	Kuo Toong International Co. Ltd.	37,330	63
	YungShin Global Holding Corp.	36,000	63
	Lingsen Precision Industries Ltd.	69,000	62
*	Phihong Technology Co. Ltd.	63,380	62
	Pegavision Corp.	6,514	62
	Allied Supreme Corp.	8,000	62
	CyberPower Systems Inc.	10,000	62
	RichWave Technology Corp.	15,650	61
	China Steel Chemical Corp.	26,000	60
	Syncmold Enterprise Corp.	26,000	60
	Chief Telecom Inc.	5,000	60
*	Polaris Group	56,415	60
	Advanced International Multitech Co. Ltd.	27,000	59
[1]	Motech Industries Inc.	56,594	59
	Weltrend Semiconductor	30,000	59
	Dimerco Express Corp.	23,451	59
	UPI Semiconductor Corp.	10,000	59
	G Shank Enterprise Co. Ltd.	22,000	59
[1]	JSL Construction & Development Co. Ltd.	40,068	59
	Lai Yih Footwear Co. Ltd.	9,000	58
	Zeng Hsing Industrial Co. Ltd.	18,115	57
[1]	Altek Corp.	44,795	56
	TSRC Corp.	86,000	56
*,1	Apex International Co. Ltd.	37,688	56
[1]	HD Renewable Energy Co. Ltd.	15,989	55
[1]	Zyxel Group Corp.	49,961	54
	Gemtek Technology Corp.	63,000	54
[1]	Flytech Technology Co. Ltd.	18,000	54
*	TaiMed Biologics Inc.	32,960	54
	Continental Holdings Corp.	76,000	54
*	Taiwan-Asia Semiconductor Corp.	61,000	53
	Hu Lane Associate Inc.	14,233	53
	Promate Electronic Co. Ltd.	35,999	53
	Hsin Kuang Steel Co. Ltd.	41,000	52
*	Holtek Semiconductor Inc.	26,000	52
[2]	FocalTech Systems Co. Ltd.	30,203	51
*	Medigen Vaccine Biologics Corp.	44,390	51
	Lian HWA Food Corp.	18,700	51
	China Metal Products	64,000	50
*	Lealea Enterprise Co. Ltd.	242,920	50
[1]	Posiflex Technology Inc.	9,000	50
	Sunny Friend Environmental Technology Co. Ltd.	19,737	50
*,1	Taiwan Mask Corp.	32,000	50
	Delpha Construction Co. Ltd.	59,000	50
	TYC Brother Industrial Co. Ltd.	35,000	49
*	Career Technology MFG. Co. Ltd.	94,188	49
	Cenra Inc.	45,000	49
	YC INOX Co. Ltd.	72,292	48
	Rechi Precision Co. Ltd.	58,000	48
*	Ritek Corp.	103,214	48
*	General Interface Solution GIS Holding Ltd.	32,000	48
[1]	Genesys Logic Inc.	15,000	48
	Materials Analysis Technology Inc.	7,000	48
	Ability Opto-Electronics Technology Co. Ltd.	14,000	48
	Xxentria Technology Materials Corp.	39,461	47
*	CyberTAN Technology Inc.	56,000	47
*	Microbio Co. Ltd.	79,762	47
*	Egis Technology Inc.	12,000	46
	Namchow Holdings Co. Ltd.	37,000	45
	Sampo Corp.	58,000	45
*	International CSRC Investment Holdings Co.	104,990	44
	Elitegroup Computer Systems Co. Ltd.	50,000	44
	IEI Integration Corp.	23,000	44
	Speed Tech Corp.	38,000	44
	Bioteque Corp.	11,000	44
*	Fittech Co. Ltd.	10,508	44
	Forcecon Tech Co. Ltd.	14,950	44
[1]	Cub Elecparts Inc.	14,281	43

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Gigastorage Corp.	40,000	42
	Mercuries & Associates Holding Ltd.	78,969	42
	Firich Enterprises Co. Ltd.	56,000	42
	USI Corp.	108,000	42
	PharmaEngine Inc.	20,000	42
	Gamania Digital Entertainment Co. Ltd.	25,000	42
*,1	Andes Technology Corp.	6,000	42
*	Lung Yen Life Service Corp.	24,000	41
	Hung Sheng Construction Ltd.	63,600	41
*	Taiwan TEA Corp.	98,000	41
	Radium Life Tech Co. Ltd.	112,771	40
	Formosan Rubber Group Inc.	49,000	40
[1]	Advanced Ceramic X Corp.	8,000	40
	Darfon Electronics Corp.	40,000	40
	Chlitina Holding Ltd.	11,332	40
	Actron Technology Corp.	9,574	40
	Adlink Technology Inc.	19,000	39
	FSP Technology Inc.	22,000	39
	Swancor Holding Co. Ltd.	10,000	39
	Basso Industry Corp.	35,000	38
[1]	Infortrend Technology Inc.	37,000	38
	Nantex Industry Co. Ltd.	44,000	38
*	RDC Semiconductor Co. Ltd.	9,240	38
*	Adimmune Corp.	65,000	37
	T3EX Global Holdings Corp.	18,000	37
*	Tong-Tai Machine & Tool Co. Ltd.	34,000	36
	Savior Lifetec Corp.	59,436	36
	Waffer Technology Corp.	19,454	36
	ZillTek Technology Corp.	5,000	36
	Chia Hsin Cement Corp.	76,100	34
	Advancetek Enterprise Co. Ltd.	37,000	34
	Iron Force Industrial Co. Ltd.	10,630	33
	Brogent Technologies Inc.	10,494	33
	KMC Kuei Meng International Inc.	11,000	33
	Universal Vision Biotechnology Co. Ltd.	7,678	33
[1]	Shinfox Energy Co. Ltd.	23,492	33
	Asia Polymer Corp.	71,757	32
*	Longchen Paper & Packaging Co. Ltd.	100,803	32
	UPC Technology Corp.	91,000	32
	Tyntek Corp.	51,000	31
	Rich Development Co. Ltd.	122,490	31
*	Chung Hwa Pulp Corp.	78,000	31
*	Oriental Union Chemical Corp.	75,000	31
*	Federal Corp.	47,000	31
*	China Man-Made Fiber Corp.	133,240	30
	Sinyi Realty Inc.	43,000	30
	Darwin Precisions Corp.	67,500	30
[1]	Formosa Sumco Technology Corp.	7,000	30
	Soft-World International Corp.	9,000	29
	Hong Pu Real Estate Development Co. Ltd.	37,000	28
	TaiDoc Technology Corp.	7,000	28
	Sensortek Technology Corp.	5,000	28
	Gourmet Master Co. Ltd.	12,000	27
	Huang Hsiang Construction Corp.	21,554	26
	St. Shine Optical Co. Ltd.	7,000	25
	KEE TAI Properties Co. Ltd.	70,650	24
*	Kuo Yang Construction Co. Ltd.	39,000	24
*	Shining Building Business Co. Ltd.	80,000	23
*	Li Peng Enterprise Co. Ltd.	128,000	23
	Cyberlink Corp.	10,000	22
	91APP Inc.	11,000	22
*	Taiwan Styrene Monomer	70,000	21
	CHC Healthcare Group	20,000	21
*	OBI Pharma Inc.	15,494	21
	Rexon Industrial Corp. Ltd.	25,000	21
[1]	Yungshin Construction & Development Co. Ltd.	12,000	21
	Tung Thih Electronic Co. Ltd.	11,440	19
	China General Plastics Corp.	43,155	17
*	Medigen Biotechnology Corp.	18,000	17
	Amazing Microelectronic Corp.	6,242	17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ultra Chip Inc.	10,000	16
	Panion & BF Biotech Inc.	8,000	16
*	PChome Online Inc.	15,430	14
*	ALI Corp.	16,200	13
	ScinoPharm Taiwan Ltd.	13,000	9
*,2	Pharmally International Holding Co. Ltd.	1,282	—
			581,240
Thailand (0.5%)
	Delta Electronics Thailand PCL (Foreign)	573,100	5,133
	Advanced Info Service PCL (Foreign)	211,500	2,584
	Kasikornbank PCL (Foreign)	346,100	2,237
	CP ALL PCL (Foreign)	1,104,500	1,839
	SCB X PCL (Foreign)	329,900	1,575
	Bangkok Dusit Medical Services PCL (Foreign)	2,174,900	1,515
	Airports of Thailand PCL (Foreign)	784,900	1,375
	Krung Thai Bank PCL (Foreign)	1,185,700	1,306
	Central Pattana PCL (Foreign)	533,700	1,200
	Siam Cement PCL (Foreign)	142,300	1,030
	True Corp. PCL (Foreign)	1,838,214	857
	Bumrungrad Hospital PCL (Foreign)	120,300	822
	Bangkok Bank PCL (Foreign)	114,400	653
	Minor International PCL (Foreign)	766,500	641
	TMBThanachart Bank PCL (Foreign)	7,601,324	577
	Charoen Pokphand Foods PCL (Foreign)	666,100	450
	Tisco Financial Group PCL (Foreign)	116,700	430
	Central Retail Corp. PCL (Foreign)	488,100	324
	Krungthai Card PCL (Foreign)	289,500	309
	Kiatnakin Phatra Bank PCL (Foreign)	105,900	265
	Indorama Ventures PCL (Foreign)	349,400	257
	Thanachart Capital PCL (Foreign)	124,400	243
	Bangkok Expressway & Metro PCL (Foreign)	1,075,800	218
	Home Product Center PCL (Foreign)	864,100	206
	Thai Union Group PCL (Foreign)	490,700	196
	WHA Premium Growth Freehold & Leasehold REIT	539,046	194
	Land & Houses PCL (Foreign)	1,322,100	185
	Srisawad Corp. PCL (Foreign)	188,761	174
	TIDLOR Holdings PCL (Foreign)	246,217	158
	Muangthai Capital PCL (Foreign)	125,100	149
	Com7 PCL (Foreign)	191,800	149
[1]	CP Axtra PCL (Foreign)	275,755	149
	Central Plaza Hotel PCL (Foreign)	111,600	144
	Osotspa PCL (Foreign)	252,500	139
	CPN Retail Growth Leasehold REIT	357,300	139
	Thai Life Insurance PCL (Foreign)	357,500	126
*	BTS Group Holdings PCL (Foreign)	1,630,522	125
	Supalai PCL (Foreign)	214,500	123
	SCG Packaging PCL (Foreign)	184,900	122
	AP Thailand PCL (Foreign)	404,800	120
	Sansiri PCL (Foreign)	2,360,900	118
	Asset World Corp. PCL (Foreign)	1,251,300	100
	KCE Electronics PCL (Foreign)	157,100	98
	Cal-Comp Electronics Thailand PCL (Foreign)	517,200	93
	Thaifoods Group PCL (Foreign)	435,300	91
	Siam Global House PCL (Foreign)	355,775	89
	Betagro PCL (Foreign)	124,900	88
*	Energy Absolute PCL (Foreign)	889,900	86
*	Jasmine Technology Solution PCL (Foreign)	31,600	85
	PTG Energy PCL (Foreign)	257,700	83
	Thai Vegetable Oil PCL (Foreign)	101,470	81
	Amata Corp. PCL (Foreign)	128,493	81
	Bangkok Airways PCL (Foreign)	137,100	79
	Thailand Future Fund	347,700	76
	Berli Jucker PCL (Foreign)	143,500	74
[1]	Hana Microelectronics PCL (Foreign)	121,600	71
*	Stecon Group PCL (Foreign)	169,600	71
	TTW PCL (Foreign)	230,200	70
	Mega Lifesciences PCL (Foreign)	56,000	69
	Sri Trang Agro-Industry PCL (Foreign)	141,300	67
	Bangkok Chain Hospital PCL (Foreign)	190,200	67

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	66
	AEON Thana Sinsap Thailand PCL (Foreign)	19,700	62
	MBK PCL (Foreign)	90,600	60
	Tipco Asphalt PCL (Foreign)	133,700	60
	I-TAIL Corp. PCL (Foreign)	110,500	60
*	Thaicom PCL (Foreign)	155,200	59
	VGI PCL (Foreign)	1,471,199	55
	Bangkok Life Assurance PCL NVDR	77,600	53
	Quality Houses PCL (Foreign)	994,900	49
	Chularat Hospital PCL (Foreign)	885,000	47
	TOA Paint Thailand PCL (Foreign)	87,400	44
	Plan B Media PCL (Foreign)	269,068	41
[1]	JMT Network Services PCL (Foreign)	114,192	41
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	41
	Bangkok Life Assurance PCL (Foreign)	58,000	40
	GFPT PCL (Foreign)	111,400	35
	Dhipaya Group Holdings PCL (Foreign)	50,400	34
	Major Cineplex Group PCL (Foreign)	127,400	33
*	Thonburi Healthcare Group PCL (Foreign)	105,140	31
*	SKY ICT PCL (Foreign)	60,500	29
*	Jasmine International PCL (Foreign)	655,813	28
	MK Restaurants Group PCL (Foreign)	37,800	27
	Bangkok Land PCL (Foreign)	1,730,200	27
	Dohome PCL (Foreign)	200,829	25
	Jaymart Group Holdings PCL (Foreign)	83,900	21
	SPCG PCL (Foreign)	57,800	17
			31,260
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	86,579	1,319
	Akbank TAS	625,646	1,286
	Turk Hava Yollari AO	124,625	874
*	Yapi ve Kredi Bankasi A/S	683,416	675
	Turkiye Is Bankasi A/S Class C	1,717,979	663
	Turkcell Iletisim Hizmetleri A/S	242,981	642
	Eregli Demir ve Celik Fabrikalari TAS	711,579	530
	Turkiye Garanti Bankasi A/S	114,970	420
	Ford Otomotiv Sanayi A/S	126,235	334
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	74,991	321
	Turkiye Sise ve Cam Fabrikalari A/S	241,289	247
	Coca-Cola Icecek A/S	145,345	236
	Migros Ticaret A/S	15,861	234
*	TAV Havalimanlari Holding A/S	31,485	222
*,3	MLP Saglik Hizmetleri A/S	19,196	192
*	Pegasus Hava Tasimaciligi A/S	42,511	190
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	349,864	189
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	68,244	188
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	248,545	184
*	Turk Altin Isletmeleri A/S	128,877	179
*	Isiklar Enerji ve Yapi Holding A/S	94,051	178
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	154,501	175
*	Sasa Polyester Sanayi A/S	3,082,887	173
*	Gubre Fabrikalari TAS	13,869	168
	Katilimevim Tasarruf Finansman A/S	177,134	162
	Tofas Turk Otomobil Fabrikasi A/S	21,871	159
*	Turk Telekomunikasyon A/S	92,376	143
	Nuh Cimento Sanayi A/S	19,126	118
*	Turkiye Vakiflar Bankasi TAO	124,344	117
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	133,424	113
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	108
[3]	Enerjisa Enerji A/S	43,953	107
*	Turkiye Halk Bankasi A/S	93,985	105
	Is Yatirim Menkul Degerler A/S	94,936	104
	Oyak Cimento Fabrikalari A/S	182,404	102
	Yeni Gimat Gayrimenkul Ortakligi A/S	29,795	99
*	Arcelik A/S	36,843	97
	Turkiye Sigorta A/S	339,220	94
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	91
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	6,785	89
	TAB Gida Sanayi ve Ticaret A/S	14,801	88

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Petkim Petrokimya Holding A/S	214,602	85
	Ulker Biskuvi Sanayi A/S	30,197	85
	LDR Turizm A/S	42,660	82
*	Ral Yatirim Holding A/S	22,281	79
	Global Yatirim Holding A/S	213,030	78
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	77
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	73
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	37,210	72
	Anadolu Anonim Turk Sigorta Sirketi	120,412	71
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	69
*	Sok Marketler Ticaret A/S	47,018	68
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	84,116	68
	Anadolu Hayat Emeklilik A/S	25,693	66
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	65
	Borusan Yatirim ve Pazarlama A/S	1,252	65
*	Baticim Bati Anadolu Cimento Sanayii A/S	506,064	62
*	MIA Teknoloji A/S	72,289	62
*	Fenerbahce Futbol A/S	828,060	60
	Turk Traktor ve Ziraat Makineleri A/S	4,997	58
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	29,756	58
	Dogan Sirketler Grubu Holding A/S	124,692	57
*	Turkiye Sinai Kalkinma Bankasi A/S	191,324	57
*	DAP Gayrimenkul Gelistirme A/S Class C	218,994	57
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	53,580	56
	Albaraka Turk Katilim Bankasi A/S	251,755	53
	Sekerbank Turk A/S	177,616	49
	Logo Yazilim Sanayi ve Ticaret A/S	14,556	46
	Akcansa Cimento A/S	9,388	45
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	45
*	BatiSoke Soke Cimento Sanayii TAS	68,072	45
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	43
*	Hektas Ticaret TAS	627,865	43
	AKIS Gayrimenkul Yatirimi A/S	220,620	41
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	224,460	40
*	Is Finansal Kiralama A/S	76,041	37
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	116	37
	EGE Endustri ve Ticaret A/S	243	36
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	278,772	32
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	31
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	43,594	30
	Bursa Cimento Fabrikasi A/S	199,805	29
*	Aksigorta A/S	146,487	25
	Kontrolmatik Enerji ve Muhendislik A/S	115,866	25
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	24
*	Vestel Elektronik Sanayi ve Ticaret A/S	34,099	23
*	Tat Gida Sanayi A/S	56,770	22
*	Akfen Yenilenebilir Enerji A/S	54,444	22
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	21
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	21
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	21
*	Investco Holding A/S	3,977	21
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	261,639	20
*	Polisan Holding A/S	45,381	17
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	16
	Iskenderun Demir ve Celik A/S	15,458	16
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	16
	Ebebek Magazacilik A/S Class B	10,694	16
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	15
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	15
*	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	14
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	14
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	14
*	Imas Makina Sanayi A/S	145,988	14
	Eczacibasi Yatirim Holding Ortakligi A/S	2,082	14
	Galata Wind Enerji A/S	23,533	14
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	13
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	13
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	69,090	12
*	Biotrend Cevre ve Enerji Yatirimlari A/S	33,343	12
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,514	12

ESG International Stock ETF
		Shares	Market Value• ($000)
	Escar Turizm Tasimacilik Ticaret A/S	19,478	12
*	Kordsa Teknik Tekstil A/S	9,659	11
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	11
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	11
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	11
*	Karel Elektronik Sanayi ve Ticaret A/S	49,347	11
*	Qua Granite Hayal	164,436	10
*	Marmara Holding A/S	180,463	10
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	9
*	Aydem Yenilenebilir Enerji A/S	16,135	9
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	8
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	7
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	1,257	6
			14,655
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,242,805	5,485
	First Abu Dhabi Bank PJSC	885,088	4,726
	Emirates Telecommunications Group Co. PJSC	696,335	3,846
	Emirates NBD Bank PJSC	364,141	3,272
	Abu Dhabi Commercial Bank PJSC	624,349	2,577
	Aldar Properties PJSC	755,981	2,223
	Abu Dhabi Islamic Bank PJSC	288,269	2,002
	Dubai Islamic Bank PJSC	568,202	1,283
	Emaar Development PJSC	168,873	890
*	Alpha Dhabi Holding PJSC	322,892	802
	Air Arabia PJSC	474,020	698
	Salik Co. PJSC	367,548	641
	Agility Global plc	1,217,504	457
*	Two Point Zero Group PJSC	794,973	430
	Borouge plc	600,114	424
	Dubai Investments PJSC	376,468	411
	Americana Restaurants International plc - Foreign Co.	606,423	308
	GFH Financial Group BSC	514,580	293
	Parkin Co. PJSC	161,929	260
*	Abu Dhabi Ports Co. PJSC	179,974	233
	Abu Dhabi National Hotels	1,531,081	217
	Ajman Bank PJSC	465,977	202
	Emirates Central Cooling Systems Corp.	366,329	178
	Fertiglobe plc	196,108	143
	Dubai Financial Market PJSC	301,364	132
*	RAK Properties PJSC	291,102	111
*	Space42 plc	177,131	75
	Amanat Holdings PJSC	203,336	71
	Agthia Group PJSC	53,297	55
*,2	Arabtec Holding PJSC	101,139	—
			32,445
United Kingdom (6.8%)
	AstraZeneca plc	299,027	62,925
	Unilever plc	427,420	31,408
	GSK plc	797,591	23,699
	Barclays plc	2,778,839	16,867
	Lloyds Banking Group plc	11,811,013	16,134
	NatWest Group plc	1,607,453	13,346
	RELX plc	363,773	12,708
	London Stock Exchange Group plc	98,720	11,762
	Reckitt Benckiser Group plc	130,613	11,507
	Compass Group plc	338,615	10,370
	Haleon plc	1,777,435	9,756
	Standard Chartered plc	364,074	8,981
	3i Group plc	192,341	8,593
	Tesco plc	1,258,502	8,147
	Prudential plc	511,855	7,840
	Experian plc	183,435	6,904
	Ashtead Group plc	83,913	6,010
	Vodafone Group plc	3,723,264	5,733
	Aviva plc	601,026	5,539
	Coca-Cola Europacific Partners plc	42,126	4,650
	Halma plc	75,455	4,246
	Next plc	22,975	4,187

ESG International Stock ETF
		Shares	Market Value• ($000)
	Legal & General Group plc	1,106,306	4,041
	InterContinental Hotels Group plc	28,523	3,920
	Antofagasta plc	68,177	3,917
	BT Group plc	1,126,029	3,282
	Segro plc	274,828	3,111
	Smith & Nephew plc	168,026	3,102
	Rentokil Initial plc	501,354	3,098
	Informa plc	257,534	2,909
	Endeavour Mining plc	38,250	2,733
	Coca-Cola HBC AG	39,545	2,567
	United Utilities Group plc	134,573	2,522
	International Consolidated Airlines Group SA	434,860	2,477
	Severn Trent plc	51,537	2,275
	Marks & Spencer Group plc	412,763	2,207
	Fresnillo plc	37,145	2,119
	Sage Group plc	191,744	2,110
	Diploma plc	27,028	2,065
	Beazley plc	117,468	2,002
	Admiral Group plc	49,625	1,982
	Bunzl plc	65,088	1,920
	St. James's Place plc	101,622	1,840
	M&G plc	430,289	1,837
*	Wise plc Class A	150,600	1,745
	Kingfisher plc	346,006	1,740
	Pearson plc	127,350	1,639
	J Sainsbury plc	343,172	1,613
	Games Workshop Group plc	6,688	1,609
	Phoenix Group Holdings plc	150,223	1,552
	Associated British Foods plc	58,150	1,549
	Howden Joinery Group plc	111,400	1,452
	Hiscox Ltd.	66,858	1,393
	Barratt Redrow plc	275,038	1,347
	Land Securities Group plc	154,190	1,340
	Persimmon plc	63,458	1,287
	LondonMetric Property plc	436,337	1,259
	ICG plc	55,705	1,254
	Whitbread plc	35,426	1,240
[3]	Convatec Group plc	358,611	1,237
	DCC plc	17,283	1,205
[3]	Autotrader Group plc	177,523	1,176
	IG Group Holdings plc	66,867	1,173
	Croda International plc	27,947	1,167
	Berkeley Group Holdings plc	19,663	1,143
	Taylor Wimpey plc	741,526	1,126
	British Land Co. plc	204,241	1,123
*	Burberry Group plc	70,673	1,105
	Schroders plc	139,974	1,102
	Aberdeen Group plc	355,124	1,052
[1]	Mondi plc	87,810	1,050
	Lion Finance Group plc	6,613	1,033
	Investec plc	113,541	981
	RS Group plc	100,947	948
	Rightmove plc	156,062	940
	Johnson Matthey plc	32,476	881
	Carnival plc	27,620	873
	Bellway plc	23,311	871
	Man Group plc	236,694	853
	Pan African Resources plc	349,364	844
	WPP plc	226,350	837
	Pennon Group plc	100,978	816
	Inchcape plc	67,780	813
	Cranswick plc	10,432	762
	ITV plc	710,545	761
[3]	Quilter plc	268,256	710
	Plus500 Ltd.	12,851	692
	Primary Health Properties plc	474,472	692
	Hochschild Mining plc	63,234	688
[3]	Airtel Africa plc	139,995	657
	UNITE Group plc	93,368	633
	Shaftesbury Capital plc	301,976	627

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mitie Group plc	241,150	586
*	Vistry Group plc	61,608	577
	TBC Bank Group plc	8,597	556
	OSB Group plc	66,734	548
[3]	JTC plc	30,708	540
	Canal+ SA	129,527	538
	Genus plc	13,612	533
	Derwent London plc	21,805	531
	Hammerson plc	105,992	525
	Big Yellow Group plc	37,371	522
	Hikma Pharmaceuticals plc	29,324	520
	Just Group plc	177,867	520
	JD Sports Fashion plc	470,617	518
	Sirius Real Estate Ltd.	330,595	496
	B&M European Value Retail SA	189,260	486
	Computacenter plc	11,268	480
	TP ICAP Group plc	137,303	469
	Paragon Banking Group plc	40,622	468
	Grafton Group plc	34,849	465
	SSP Group plc	167,994	465
	Safestore Holdings plc	41,844	448
	Coats Group plc	356,603	448
	easyJet plc	70,685	442
*	Helios Towers plc	162,765	438
	International Workplace Group plc	144,596	434
	Renishaw plc	7,451	431
	Oxford Instruments plc	12,162	431
	Lancashire Holdings Ltd.	44,939	405
	Currys plc	182,844	397
	Softcat plc	25,267	389
	Greggs plc	17,934	384
	Grainger plc	147,992	382
	Greencore Group plc	103,491	378
	Travis Perkins plc	37,857	355
*	Ocado Group plc	122,950	350
	Tate & Lyle plc	68,240	346
	Great Portland Estates plc	72,327	338
	AJ Bell plc	57,957	337
	Dunelm Group plc	24,324	331
	Ashmore Group plc	100,417	322
	Clarkson plc	5,640	322
	Volution Group plc	33,388	320
[3]	Bridgepoint Group plc	92,246	311
	Savills plc	22,623	308
	Rathbones Group plc	9,511	289
	Premier Foods plc	106,819	284
*,3	Watches of Switzerland Group plc	40,002	275
	Firstgroup plc	104,191	258
	4imprint Group plc	4,861	258
	Breedon Group plc	52,809	254
	Telecom Plus plc	13,671	253
	Vesuvius plc	36,985	249
	WH Smith plc	26,128	243
	Baltic Classifieds Group plc	89,206	223
	Zigup plc	40,065	222
	Pets at Home Group plc	78,854	222
	MONY Group plc	93,566	217
	Genuit Group plc	41,445	213
	IntegraFin Holdings plc	47,586	203
*,3	Trainline plc	76,010	200
	Domino's Pizza Group plc	68,904	186
	Ninety One plc	53,082	180
*	Close Brothers Group plc	26,745	179
*	Molten Ventures plc	28,440	178
	AG Barr plc	18,819	176
	Moonpig Group plc	58,770	176
	Jupiter Fund Management plc	68,814	174
	Bytes Technology Group plc	40,088	163
	Kainos Group plc	15,882	161
	Hays plc	295,287	160

ESG International Stock ETF
		Shares	Market Value• ($000)
	RHI Magnesita NV	3,442	154
	Wickes Group plc	42,103	143
*	Oxford Nanopore Technologies plc	78,344	140
	Pagegroup plc	52,440	133
	Workspace Group plc	21,264	123
*,3	Trustpilot Group plc	61,455	122
*	IP Group plc	159,483	121
[3]	Spire Healthcare Group plc	43,341	119
[3]	Ibstock plc	60,143	108
	Future plc	18,311	103
	Marshalls plc	41,669	101
	Hilton Food Group plc	13,782	98
	Picton Property Income Ltd.	81,152	95
	Crest Nicholson Holdings plc	43,431	89
	Dr. Martens plc	95,335	89
	NCC Group plc	48,301	85
*	AO World plc	62,553	84
[3]	CMC Markets plc	18,876	83
*	Auction Technology Group plc	17,769	75
*,1	THG plc	122,226	57
*,1	Raspberry PI Holdings plc	9,788	49
	PZ Cussons plc	40,812	45
*,1	ASOS plc	11,240	43
*,1,3	Aston Martin Lagonda Global Holdings plc	49,662	31
*,2	Bakkavor Group plc	30,028	1
*,2	NMC Health plc	4,208	—
			429,215
United States (0.0%)
*	Dauch Corp.	2	—
Total Common Stocks (Cost $4,245,982)			6,278,812
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	162,000	16,271
	Itau Unibanco Holding SA Preference Shares	1,076,163	9,820
	Banco Bradesco SA Preference Shares	1,028,546	4,243
	Itausa SA Preference Shares	1,163,998	3,240
	Henkel AG & Co. KGaA Preference Shares	30,526	2,994
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	24,472	1,868
	Hyundai Motor Co. Preference Shares (XARX)	6,721	1,511
	Bayerische Motoren Werke AG Preference Shares	10,677	1,114
	Hyundai Motor Co. Preference Shares	4,916	1,099
	Gerdau SA Preference Shares	244,093	999
	Grupo Cibest SA Preference Shares	57,578	976
	Cia Energetica de Minas Gerais Preference Shares	309,066	728
	Mirae Asset Securities Co. Ltd. Preference Shares	31,498	506
	FUCHS SE Preference Shares	11,471	495
	LG Chem Ltd. Preference Shares	2,525	353
	Isa Energia Brasil SA Preference Shares	56,185	312
*	Samsung SDI Co. Ltd. Preference Shares	1,554	299
	Metalurgica Gerdau SA Preference Shares	149,596	273
	Sixt SE Preference Shares	4,152	268
	LG Electronics Inc. Preference Shares	5,698	264
	Grupo de Inversiones Suramericana SA Preference Shares	20,999	257
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	66,800	242
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	786	225
	Bradespar SA Preference Shares	38,509	187
	Marcopolo SA Preference Shares	136,840	184
	Draegerwerk AG & Co. KGaA Preference Shares	1,635	173
	Daishin Securities Co. Ltd. Preference Shares	8,386	162
	Amorepacific Corp. Preference Shares	4,016	145
	Alpargatas SA Preference Shares	46,900	141
	Banco ABC Brasil SA Preference Shares	25,500	135
	Unipar Carbocloro SA Preference Shares Class B	9,373	129
	Corem Property Group AB Preference Shares	3,950	105
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	71,600	99
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	67
*	Localiza Rent a Car SA Preference Shares	6,694	64
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	9,308	53
	CJ CheilJedang Corp. Preference Shares	543	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	LG H&H Co. Ltd. Preference Shares	474	38
	Randoncorp SA Preference Shares	27,400	36
Total Preferred Stocks (Cost $30,974)			50,127
Rights (0.0%)
*	Hypera SA Exp. 3/17/2026	6,088	3
*,2	Speed Tech Corp. Exp. 3/2/2026	3,833	—
*,2	Kinsus Interconnect Technology Corp. Exp. 3/10/2026	5,630	—
*,2	Taiwan Mask Corp. Exp. 3/6/2026	4,620	—
*,2	Ability Enterprise Co. Ltd. Exp. 3/12/2026	1,117	—
*,2	Chong Hong Construction Co. Ltd. Exp. 3/16/2026	2,066	—
*,2	Sunonwealth Electric Machine Industry Co. Ltd. Exp. 3/12/2026	1,337	—
*,2	Azul SA Class A Exp. 3/25/2026	15,081	—
*,2	Azul SA Class B Exp. 3/25/2026	3,818	—
*,2	Azul SA Class C Exp. 3/25/2026	3,770	—
Total Rights (Cost $—)			3
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/31/2030	3,597	4
*	VGI PCL Exp. 5/23/2027	88,419	—
Total Warrants (Cost $—)			4
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $57,448)	574,548	57,449
Total Investments (100.5%) (Cost $4,334,404)			6,386,395
Other Assets and Liabilities—Net (-0.5%)			(32,269)
Net Assets (100%)			6,354,126
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,412.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $171,641, representing 2.7% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $53,743 was received for securities on loan, of which $53,737 is held in Vanguard Market Liquidity Fund and $6 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	88	13,926	400
MSCI Emerging Markets Index	March 2026	96	7,698	272
				672

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	EUR	2,000	USD	2,359	6	—
JPMorgan Chase Bank, N.A.	3/18/2026	INR	848,498	USD	9,363	—	(46)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	800,000	USD	5,177	—	(48)
Deutsche Bank AG	3/18/2026	JPY	314,135	USD	2,043	—	(28)

ESG International Stock ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	3/18/2026	USD	475	AUD	715	—	(34)
Toronto-Dominion Bank	3/18/2026	USD	4,284	CHF	3,418	—	(170)
Toronto-Dominion Bank	3/18/2026	USD	5,603	EUR	4,791	—	(63)
Toronto-Dominion Bank	3/18/2026	USD	2,390	GBP	1,794	—	(28)
Toronto-Dominion Bank	3/18/2026	USD	304	HKD	2,356	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	8,447	JPY	1,303,190	91	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,009	JPY	314,135	—	(6)
UBS AG	3/18/2026	USD	731	KRW	1,069,562	—	(13)
BNP Paribas	3/18/2026	USD	1,205	SEK	10,984	—	(13)
Goldman Sachs International	3/18/2026	USD	974	SGD	1,256	—	(20)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	1,351	TWD	42,050	3	—
						102	(469)

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,276,956)	6,328,946
Affiliated Issuers (Cost $57,448)	57,449
Total Investments in Securities	6,386,395
Investment in Vanguard	138
Cash	2,123
Foreign Currency, at Value (Cost $14,229)	14,281
Cash Collateral Pledged—Futures Contracts	670
Receivables for Investment Securities Sold	2,115
Receivables for Accrued Income	16,674
Unrealized Appreciation—Forward Currency Contracts	102
Total Assets	6,422,498
Liabilities
Payables for Investment Securities Purchased	3,447
Collateral for Securities on Loan	53,743
Payables to Vanguard	462
Variation Margin Payable—Futures Contracts	56
Unrealized Depreciation—Forward Currency Contracts	469
Deferred Foreign Capital Gains Taxes	10,195
Total Liabilities	68,372
Net Assets	6,354,126
1 Includes $48,412 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	4,594,687
Total Distributable Earnings (Loss)	1,759,439
Net Assets	6,354,126
Net Assets
Applicable to 80,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,354,126
Net Asset Value Per Share	$79.33
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	43,270
Interest[2]	391
Securities Lending—Net	855
Total Income	44,516
Expenses
The Vanguard Group—Note C
Investment Advisory Services	189
Management and Administrative	2,117
Marketing and Distribution	78
Custodian Fees	303
Shareholders’ Reports	36
Trustees’ Fees and Expenses	2
Other Expenses	20
Total Expenses	2,745
Net Investment Income	41,771
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(13,328)
Futures Contracts	5,769
Forward Currency Contracts	447
Foreign Currencies	(369)
Realized Net Gain (Loss)	(7,481)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	997,059
Futures Contracts	258
Forward Currency Contracts	(227)
Foreign Currencies	515
Change in Unrealized Appreciation (Depreciation)	997,605
Net Increase (Decrease) in Net Assets Resulting from Operations	1,031,895
1	Dividends are net of foreign withholding taxes of $3,709.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $289, ($1), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $372.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($258).
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,771	113,873
Realized Net Gain (Loss)	(7,481)	(8,378)
Change in Unrealized Appreciation (Depreciation)	997,605	522,157
Net Increase (Decrease) in Net Assets Resulting from Operations	1,031,895	627,652
Distributions
Total Distributions	(98,298)	(130,910)
Capital Share Transactions
Issued	404,386	526,367
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(40,576)
Net Increase (Decrease) from Capital Share Transactions	404,386	485,791
Total Increase (Decrease)	1,337,983	982,533
Net Assets
Beginning of Period	5,016,143	4,033,610
End of Period	6,354,126	5,016,143
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.33	$60.47	$52.64	$48.46	$64.34	$52.38
Investment Operations
Net Investment Income[1]	.543	1.635	1.446	1.385	1.632	1.295
Net Realized and Unrealized Gain (Loss) on Investments	12.751	7.128	8.043	4.073	(15.837)	11.907
Total from Investment Operations	13.294	8.763	9.489	5.458	(14.205)	13.202
Distributions
Dividends from Net Investment Income	(1.294)	(1.903)	(1.659)	(1.278)	(1.675)	(1.242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.294)	(1.903)	(1.659)	(1.278)	(1.675)	(1.242)
Net Asset Value, End of Period	$79.33	$67.33	$60.47	$52.64	$48.46	$64.34
Total Return	20.01%	14.92%	18.37%	11.36%	-22.38%	25.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,354	$5,016	$4,034	$3,390	$2,864	$2,561
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.52%	2.68%	2.62%	2.72%	2.89%	2.14%
Portfolio Turnover Rate[2]	3%	8%	5%	9%	12%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $138,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ESG International Stock ETF
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	525,702	5,750,636	2,474	6,278,812
Preferred Stocks	22,185	27,942	—	50,127
Rights	3	—	—	3
Warrants	—	—	4	4
Temporary Cash Investments	57,449	—	—	57,449
Total	605,339	5,778,578	2,478	6,386,395

Derivative Financial Instruments
Assets
Futures Contracts[1]	672	—	—	672
Forward Currency Contracts	—	102	—	102
Total	672	102	—	774
Liabilities
Forward Currency Contracts	—	(469)	—	(469)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	672	—	672
Unrealized Appreciation—Forward Currency Contracts	—	102	102
Total Assets	672	102	774

Unrealized Depreciation—Forward Currency Contracts	—	(469)	(469)
Total Liabilities	—	(469)	(469)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,769	—	5,769
Forward Currency Contracts	—	447	447
Realized Net Gain (Loss) on Derivatives	5,769	447	6,216

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	258	—	258
Forward Currency Contracts	—	(227)	(227)
Change in Unrealized Appreciation (Depreciation) on Derivatives	258	(227)	31

ESG International Stock ETF
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,416,914
Gross Unrealized Appreciation	2,339,385
Gross Unrealized Depreciation	(369,599)
Net Unrealized Appreciation (Depreciation)	1,969,786
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $202,278,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2026, the fund purchased $282,483,000 of investment securities and sold $176,086,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $245,660,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
Issued	5,600	8,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(700)
Net Increase (Decrease) in Shares Outstanding	5,600	7,800
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q43942 042026

Financial Statements
For the six-months ended February 28, 2026
Vanguard Global Wellesley® Income Fund

Contents
Financial Statements	1

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (37.3%)
Canada (2.6%)
Royal Bank of Canada	46,743	7,815
Bank of Nova Scotia	98,314	7,458
Enbridge Inc.	77,729	4,130
		19,403
France (2.7%)
TotalEnergies SE	116,084	9,298
Engie SA	238,360	8,143
Pernod Ricard SA	31,001	2,861
		20,302
Germany (1.2%)
Deutsche Telekom AG (Registered)	125,742	5,050
Talanx AG	34,841	4,382
		9,432
Hong Kong (1.1%)
AIA Group Ltd.	726,600	8,016
India (0.5%)
HDFC Bank Ltd. ADR	122,119	3,890
Indonesia (0.4%)
Bank Central Asia Tbk. PT	7,632,500	3,259
Italy (1.1%)
FinecoBank Banca Fineco SpA	369,791	8,703
Japan (2.1%)
Isuzu Motors Ltd.	440,512	8,210
Tokio Marine Holdings Inc.	88,744	3,686
KDDI Corp.	211,205	3,628
		15,524
Netherlands (0.5%)
Koninklijke KPN NV	683,973	3,888
Norway (1.6%)
Equinor ASA	215,361	6,453
DNB Bank ASA	184,682	5,846
		12,299
South Africa (0.7%)
Anglo American plc	100,138	4,996
Spain (0.8%)
Industria de Diseno Textil SA	90,275	6,028
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	118,000	7,363
United Kingdom (5.5%)
AstraZeneca plc	45,408	9,555
HSBC Holdings plc	438,763	8,201
Reckitt Benckiser Group plc	84,824	7,473
BAE Systems plc	260,800	7,447
National Grid plc	279,955	5,237
Unilever plc	47,815	3,514
		41,427
United States (15.5%)
Merck & Co. Inc.	73,383	9,086
Lamar Advertising Co. Class A	61,831	8,517
1

Global Wellesley Income Fund
				Shares	Market Value• ($000)
	Roche Holding AG			14,779	7,033
	PACCAR Inc.			54,693	6,896
	Philip Morris International Inc.			36,526	6,824
	Johnson & Johnson			26,574	6,602
	Sempra			65,553	6,311
	Ares Management Corp. Class A			55,501	6,217
	Darden Restaurants Inc.			27,918	5,970
	M&T Bank Corp.			26,424	5,734
	TransUnion			72,847	5,722
	Deere & Co.			8,207	5,168
	Texas Instruments Inc.			23,215	4,924
	Kimberly-Clark Corp.			40,989	4,568
	Atmos Energy Corp.			23,088	4,313
	Cisco Systems Inc.			53,797	4,275
	Elevance Health Inc.			13,263	4,244
	Dominion Energy Inc.			65,903	4,161
	UnitedHealth Group Inc.			14,014	4,110
	Edison International			42,137	3,149
	Home Depot Inc.			8,041	3,061
					116,885
Total Common Stocks (Cost $186,781)					281,415
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.7%)
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	1,783	1,807
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	3,740	3,802
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	1,502	1,536
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	1,775	1,819
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	1,758	1,802
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	1,524	1,561
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	1,475	1,534
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	356	340
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	35	35
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	46	45
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	312	299
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	1,087	920
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	936	826
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2049–3/15/2056	673	618
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	1,081	1,025
[1]	Ginnie Mae II Pool	4.000%	8/20/2052	663	643
[1]	Ginnie Mae II Pool	5.000%	9/20/2052	480	486
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	987	903
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	41	40
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	3,640	3,100
[1,2]	UMBS Pool	2.500%	1/1/2052	1,476	1,291
[1,2]	UMBS Pool	3.000%	10/1/2051–4/1/2053	1,614	1,469
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	932	885
[1,2]	UMBS Pool	4.000%	3/1/2046–8/1/2051	660	651
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	1,319	1,326
[1,2,3]	UMBS Pool	5.000%	9/1/2052–3/25/2056	3,316	3,345
[1,2]	UMBS Pool	5.500%	1/1/2053–11/1/2054	6,554	6,691
[1,2]	UMBS Pool	6.000%	2/1/2053	2,242	2,323
	United States Treasury Note/Bond	1.750%	8/15/2041	670	468
	United States Treasury Note/Bond	2.000%	11/15/2041	578	417
	United States Treasury Note/Bond	2.375%	5/15/2051	894	587
	United States Treasury Note/Bond	2.500%	2/15/2045–2/15/2046	3,672	2,672
	United States Treasury Note/Bond	3.375%	11/30/2027–8/15/2042	4,734	4,704
[3]	United States Treasury Note/Bond	3.500%	1/31/2028–2/28/2031	8,786	8,799
	United States Treasury Note/Bond	3.750%	1/31/2031	165	167
	United States Treasury Note/Bond	4.000%	1/31/2033–11/15/2042	4,228	4,253
	United States Treasury Note/Bond	4.125%	2/15/2036–8/15/2044	1,365	1,368
	United States Treasury Note/Bond	4.250%	2/15/2054	632	592
	United States Treasury Note/Bond	4.375%	8/15/2043	241	237
[4]	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	1,529	1,513
[3]	United States Treasury Note/Bond	4.625%	5/15/2044–11/15/2055	10,789	10,815
2

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.750%	11/15/2043–2/15/2056	3,053	3,119
Total U.S. Government and Agency Obligations (Cost $79,847)					80,833
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	63	63
United States (2.0%)
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	33	33
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	116	95
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	240	238
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.217%	10/25/2041	65	66
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	402	406
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	820	754
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	102	100
[1,5]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	1,675	1,675
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	681	669
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	440	443
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	552	571
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	1,076	1,058
[1,5]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	2,068	2,019
[1,5]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	1,187	1,166
[1,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	854	875
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	9	8
[1,5]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	815	819
[1,5]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	1,674	1,692
[1]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	1,045	1,049
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	356	358
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	255	258
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	310	314
					14,666
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,641)					14,729
Corporate Bonds (35.0%)
Australia (0.3%)
[5]	Glencore Funding LLC	6.375%	10/6/2030	1,754	1,898
[5]	Glencore Funding LLC	6.500%	10/6/2033	199	222
[5]	Glencore Funding LLC	6.141%	4/1/2055	150	158
					2,278
Belgium (0.5%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	823	774
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	355	395
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	1,550	1,821
[1,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	670	772
					3,762
Canada (0.6%)
[8]	Emera Inc.	4.838%	5/2/2030	1,560	1,200
	Emera US Finance LP	2.639%	6/15/2031	1,199	1,099
	Enbridge Inc.	3.125%	11/15/2029	1,092	1,056
	Enbridge Inc.	4.900%	6/20/2030	260	267
[8]	Enbridge Inc.	6.100%	11/9/2032	888	733
					4,355
Czech Republic (0.3%)
[1,7]	Ceska sporitelna A/S	3.743%	9/9/2032	2,000	2,398
Denmark (0.5%)
[1,9]	Danske Bank A/S	2.250%	1/14/2028	560	742
[5]	Danske Bank A/S	5.705%	3/1/2030	280	292
[1,7]	Jyske Bank A/S	4.125%	9/6/2030	1,435	1,758
[1,7]	Jyske Bank A/S	3.625%	4/29/2031	885	1,067
					3,859
France (2.9%)
[5]	BNP Paribas SA	5.335%	6/12/2029	3,180	3,268
[5]	BPCE SA	6.612%	10/19/2027	369	375
[5]	BPCE SA	5.281%	5/30/2029	280	290
[5]	BPCE SA	5.876%	1/14/2031	840	883
[5]	BPCE SA	5.389%	5/28/2031	375	388
[5]	BPCE SA	3.116%	10/19/2032	250	227
3

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	BPCE SA	4.000%	1/20/2034	900	1,087
[5]	BPCE SA	6.508%	1/18/2035	895	954
[7]	BPCE SFH SA	2.750%	2/12/2030	1,300	1,550
[1,7]	Carmila SA	3.875%	1/25/2032	500	598
[1,7]	CCF SFH SACA	3.000%	4/23/2030	1,900	2,281
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	600	711
[5]	Credit Agricole SA	4.818%	9/25/2033	1,150	1,159
[5]	Credit Agricole SA	5.862%	1/9/2036	641	681
[1,7]	Engie SA	3.250%	1/11/2032	1,300	1,548
[1,7]	Orange SA	3.500%	5/19/2035	500	591
[1,7]	Orange SA	3.750%	9/4/2037	700	828
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	800	953
[7]	Societe Generale SA	4.875%	11/21/2031	2,800	3,533
[5]	WEA Finance LLC	2.875%	1/15/2027	95	94
[5]	WEA Finance LLC	3.500%	6/15/2029	205	200
					22,199
Germany (1.1%)
[1,7]	Amprion GmbH	4.000%	5/21/2044	700	798
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	153
[1,7]	Eurogrid GmbH	3.722%	4/27/2030	1,600	1,950
[7]	Sirius Real Estate Ltd.	1.750%	11/24/2028	1,600	1,831
[7]	Sirius Real Estate Ltd.	4.000%	1/22/2032	100	120
[7]	Volkswagen Financial Services AG	3.250%	5/19/2027	1,600	1,906
[1,9]	Volkswagen Financial Services NV	5.500%	12/7/2026	500	680
[1,7]	Volkswagen International Finance NV	4.250%	3/29/2029	900	1,106
					8,544
Italy (1.3%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	980	1,193
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/2034	600	721
[7]	Intesa Sanpaolo SpA	3.625%	6/30/2028	2,250	2,738
[1,7]	Intesa Sanpaolo SpA	3.850%	9/16/2032	2,590	3,147
[1,7]	UniCredit SpA	3.200%	9/22/2031	1,875	2,217
					10,016
Japan (0.4%)
[5,7]	NTT Finance Corp.	3.678%	7/16/2033	1,565	1,881
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	805	1,072
					2,953
Luxembourg (0.4%)
[7]	JAB Holdings BV	4.375%	4/25/2034	1,500	1,845
[1,7]	JAB Holdings BV	4.375%	5/19/2035	500	615
[1,7]	P3 Group Sarl	4.000%	4/19/2032	515	623
[1,7]	P3 Group Sarl	3.750%	4/2/2033	225	266
					3,349
Netherlands (0.2%)
[1,7]	Magnum Icc Finance BV	4.000%	11/26/2037	1,150	1,356
Norway (0.3%)
[5]	Aker BP ASA	3.100%	7/15/2031	658	613
[1,7]	Var Energi ASA	5.500%	5/4/2029	1,175	1,483
					2,096
Portugal (0.1%)
[1,7]	Caixa Economica Montepio Geral Caixa Economica Bancaria SA	3.500%	6/25/2029	900	1,075
Romania (0.2%)
[1,7]	NE Property BV	4.250%	1/21/2032	1,180	1,449
Saudi Arabia (0.4%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	1,684	1,560
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	525	551
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	895	937
					3,048
South Africa (0.4%)
[5]	Anglo American Capital plc	4.750%	4/10/2027	600	605
[5]	Anglo American Capital plc	4.500%	3/15/2028	322	324
[5]	Anglo American Capital plc	2.625%	9/10/2030	2,042	1,905
					2,834
4

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spain (0.4%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/2026	1,700	2,022
[1]	Banco Santander SA	5.365%	7/15/2028	600	611
[7]	Cajamar Caja Rural SCC	3.375%	7/25/2029	200	242
					2,875
Switzerland (0.3%)
[5]	UBS Group AG	4.194%	4/1/2031	1,147	1,144
[5]	UBS Group AG	6.301%	9/22/2034	929	1,019
					2,163
United Kingdom (3.6%)
[1,9]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	750	1,054
	BAT Capital Corp.	5.350%	8/15/2032	215	226
	BAT Capital Corp.	5.625%	8/15/2035	1,463	1,542
	BAT Capital Corp.	7.079%	8/2/2043	629	715
[1,7]	British Telecommunications plc	3.875%	1/20/2034	1,190	1,440
[1,7]	Hammerson plc	3.500%	4/15/2032	1,850	2,180
	HSBC Holdings plc	5.210%	8/11/2028	925	939
	HSBC Holdings plc	4.899%	3/3/2029	410	417
	HSBC Holdings plc	5.240%	5/13/2031	1,456	1,508
	HSBC Holdings plc	4.619%	11/6/2031	255	258
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/2038	635	581
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/2040	310	269
[1,7]	National Grid plc	0.163%	1/20/2028	925	1,046
[1,7]	National Grid plc	3.875%	1/16/2029	650	792
[1,7]	Nationwide Building Society	3.770%	1/27/2036	1,265	1,508
	Reynolds American Inc.	5.850%	8/15/2045	55	55
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	480	586
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	566	782
	Smith & Nephew plc	5.400%	3/20/2034	456	475
[9]	South West Water Finance plc	5.750%	12/11/2032	600	841
[1,9]	South West Water Finance plc	6.375%	8/5/2041	640	891
[1,9]	SW Finance I plc	5.750%	11/19/2030	1,200	1,636
[9]	SW Finance I plc	7.750%	10/31/2031	450	651
[1,9]	SW Finance I plc	6.875%	8/7/2032	850	1,209
[1,9]	SW Finance I plc	7.000%	4/16/2040	500	694
[1,7]	United Utilities Water Finance plc	3.750%	5/23/2034	990	1,185
[9]	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/2026	645	859
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/2034	305	431
[1,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,575	2,078
					26,848
United States (20.8%)
[11]	Aflac Inc.	1.726%	10/18/2030	250,000	1,573
	Alabama Power Co.	4.300%	1/2/2046	425	364
[7]	Alphabet Inc.	2.500%	5/6/2029	1,030	1,215
	Alphabet Inc.	5.250%	5/15/2055	50	48
[9]	Alphabet Inc.	5.875%	2/13/2058	1,075	1,471
	Alphabet Inc.	5.300%	5/15/2065	25	24
	American Express Co.	4.731%	4/25/2029	470	478
	American Express Co.	5.043%	5/1/2034	22	23
	American Express Co.	5.442%	1/30/2036	522	544
	American Express Co.	4.804%	10/24/2036	206	204
	American International Group Inc.	4.850%	5/7/2030	245	252
	American International Group Inc.	3.400%	6/30/2030	1,149	1,119
[7]	American Medical Systems Europe BV	3.500%	3/8/2032	195	235
[5]	American Transmission Systems Inc.	2.650%	1/15/2032	605	553
	Arizona Public Service Co.	3.750%	5/15/2046	325	253
	Arizona Public Service Co.	5.900%	8/15/2055	390	401
	Arthur J Gallagher & Co.	2.400%	11/9/2031	762	683
	Arthur J Gallagher & Co.	6.500%	2/15/2034	1,055	1,163
	AT&T Inc.	4.300%	12/15/2042	972	837
	AT&T Inc.	4.650%	6/1/2044	640	567
	AT&T Inc.	5.550%	11/1/2045	755	743
	AT&T Inc.	4.750%	5/15/2046	995	874
[5]	Athene Global Funding	2.646%	10/4/2031	1,258	1,119
[5]	Aviation Capital Group LLC	5.375%	7/15/2029	2,596	2,678
	Bank of America Corp.	5.872%	9/15/2034	1,409	1,512
[7]	Becton Dickinson & Co.	3.828%	6/7/2032	1,645	1,998
[7]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	1,220	1,448
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	1,070	1,259
	Boeing Co.	5.705%	5/1/2040	753	784
	Boeing Co.	6.858%	5/1/2054	1,128	1,294
	BP Capital Markets America Inc.	5.227%	11/17/2034	505	528
	BP Capital Markets America Inc.	3.001%	3/17/2052	235	154
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,530	1,563
	CBRE Services Inc.	4.900%	1/15/2033	1,450	1,467
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	726	729
	Charter Communications Operating LLC	2.250%	1/15/2029	1,041	983
	Charter Communications Operating LLC	5.050%	3/30/2029	1,542	1,565
	Citizens Financial Group Inc.	5.841%	1/23/2030	265	277
	Citizens Financial Group Inc.	6.645%	4/25/2035	2,050	2,267
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	270	257
[5]	CNO Global Funding	4.875%	12/10/2027	210	212
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	350	360
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	190	194
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	225	240
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,022	1,104
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	675	684
	CRH SMW Finance DAC	5.125%	1/9/2030	780	807
	Crown Castle Inc.	5.100%	5/1/2033	362	369
	Crown Castle Inc.	5.800%	3/1/2034	384	407
	Crown Castle Inc.	5.200%	9/1/2034	522	534
	Diamondback Energy Inc.	3.500%	12/1/2029	425	416
	Diamondback Energy Inc.	5.750%	4/18/2054	1,175	1,146
	Dominion Energy Inc.	4.600%	5/15/2028	400	406
[1]	Dominion Energy Inc.	3.375%	4/1/2030	92	89
[1]	Dominion Energy Inc.	4.900%	8/1/2041	247	231
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	255
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	280	257
	DTE Energy Co.	5.200%	4/1/2030	495	514
	Duke Energy Carolinas LLC	6.050%	4/15/2038	517	565
	Duke Energy Corp.	4.950%	9/15/2035	230	231
	Duke Energy Corp.	3.300%	6/15/2041	418	326
	Duke Energy Corp.	5.000%	8/15/2052	906	804
	Duke Energy Corp.	5.700%	9/15/2055	215	210
	Duke Energy Progress LLC	4.200%	8/15/2045	350	296
	Energy Transfer LP	5.200%	4/1/2030	90	94
	Energy Transfer LP	5.350%	1/15/2036	230	234
	Energy Transfer LP	5.150%	3/15/2045	581	526
	Energy Transfer LP	6.125%	12/15/2045	567	574
	Enterprise Products Operating LLC	5.200%	1/15/2036	335	345
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,096	1,021
[5]	Equitable America Global Funding	3.950%	9/15/2027	270	270
	Eversource Energy	5.950%	7/15/2034	557	595
	Extra Space Storage LP	5.700%	4/1/2028	892	921
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	40	41
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	124	122
[5]	Fortitude Global Funding	4.625%	10/6/2028	840	842
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	200	211
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	301	323
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	1,105	1,170
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	976	1,051
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	200	214
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	235	255
[5]	Foundry JV Holdco LLC	6.300%	1/25/2039	954	1,028
	Georgia Power Co.	4.850%	3/15/2031	415	429
	Georgia Power Co.	4.950%	5/17/2033	515	531
	Georgia Power Co.	4.300%	3/15/2042	846	759
[1]	Georgia Power Co.	3.700%	1/30/2050	35	27
	Georgia Power Co.	5.125%	5/15/2052	700	661
	GLP Capital LP	5.300%	1/15/2029	1,173	1,197
	GLP Capital LP	3.250%	1/15/2032	658	601
	GLP Capital LP	5.250%	2/15/2033	355	359
	GLP Capital LP	6.750%	12/1/2033	1,029	1,114
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,952	2,021
	Goldman Sachs Group Inc.	4.516%	1/21/2032	350	352
[1,7]	Goldman Sachs Group Inc.	3.984%	12/18/2036	1,750	2,093
	Goldman Sachs Group Inc.	5.065%	1/21/2037	2,563	2,580
[5]	Gray Oak Pipeline LLC	3.450%	10/15/2027	702	695
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.600%	11/15/2032	1,466	1,467
	HCA Inc.	5.125%	6/15/2039	922	898
	Healthpeak OP LLC	4.750%	1/15/2033	1,440	1,446
	Healthpeak OP LLC	5.375%	2/15/2035	1,175	1,211
	Home Depot Inc.	3.300%	4/15/2040	620	514
[5]	Hyundai Capital America	4.250%	9/18/2028	4,275	4,294
	Intel Corp.	4.600%	3/25/2040	1,440	1,309
	JBS NV	3.000%	5/15/2032	220	200
	JBS NV	5.750%	4/1/2033	2,677	2,813
	JBS NV	6.750%	3/15/2034	135	150
	JBS NV	5.950%	4/20/2035	120	127
	JBS NV	6.250%	3/1/2056	345	353
	JBS NV	6.375%	4/15/2066	305	311
[1,7]	John Deere Bank SA	3.300%	10/15/2029	820	989
[7]	Johnson & Johnson	3.350%	2/26/2037	505	594
	JPMorgan Chase & Co.	6.087%	10/23/2029	919	965
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,363	1,414
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,522	1,561
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,118	2,328
	JPMorgan Chase & Co.	5.572%	4/22/2036	1,542	1,628
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	500	407
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	710	542
	Kenvue Inc.	4.900%	3/22/2033	641	662
	Kenvue Inc.	5.050%	3/22/2053	617	575
	Kilroy Realty LP	3.050%	2/15/2030	607	564
	Kilroy Realty LP	2.650%	11/15/2033	553	452
	Kilroy Realty LP	5.875%	10/15/2035	1,159	1,142
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	462	466
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	275	277
	LXP Industrial Trust	6.750%	11/15/2028	385	408
[5]	Mars Inc.	5.000%	3/1/2032	581	601
[5]	Mars Inc.	5.200%	3/1/2035	1,363	1,412
[5]	Mars Inc.	5.650%	5/1/2045	1,185	1,213
[5]	Mars Inc.	5.700%	5/1/2055	584	592
	Meta Platforms Inc.	4.600%	11/15/2032	230	234
	Meta Platforms Inc.	5.500%	11/15/2045	565	558
[1]	Morgan Stanley	3.772%	1/24/2029	175	174
	Morgan Stanley	4.238%	1/9/2030	2,320	2,327
	Morgan Stanley	4.493%	1/16/2032	2,380	2,392
[1]	Morgan Stanley	2.511%	10/20/2032	1,571	1,424
	Morgan Stanley	5.587%	1/18/2036	1,360	1,429
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	365	372
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	435	446
	NiSource Inc.	5.250%	3/30/2028	255	261
	NiSource Inc.	5.350%	7/15/2035	774	799
	NiSource Inc.	5.850%	4/1/2055	859	867
[5]	NLG Global Funding	4.350%	9/15/2030	655	656
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	280	224
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	12	9
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	178	189
	Oglethorpe Power Corp.	4.550%	6/1/2044	20	17
	Oglethorpe Power Corp.	4.250%	4/1/2046	81	65
[5]	Ohio Edison Co.	4.950%	12/15/2029	105	108
[5]	ONEOK Inc.	5.625%	1/15/2028	916	936
	ONEOK Inc.	4.750%	10/15/2031	425	431
	ONEOK Inc.	6.625%	9/1/2053	504	534
	Oracle Corp.	4.550%	2/4/2029	395	396
	Oracle Corp.	5.875%	9/26/2045	124	112
	Oracle Corp.	6.550%	2/4/2046	300	293
	Oracle Corp.	4.000%	7/15/2046	45	31
	Oracle Corp.	4.000%	11/15/2047	45	31
	Oracle Corp.	3.600%	4/1/2050	1,475	922
	Oracle Corp.	3.950%	3/25/2051	214	141
	Oracle Corp.	5.550%	2/6/2053	136	114
	Oracle Corp.	5.375%	9/27/2054	115	93
	Oracle Corp.	6.000%	8/3/2055	115	101
	Oracle Corp.	6.850%	2/4/2066	375	360
	Pacific Gas & Electric Co.	5.200%	5/1/2036	50	50
	Pacific Gas & Electric Co.	4.500%	7/1/2040	237	210
	Pacific Gas & Electric Co.	4.750%	2/15/2044	375	325
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,451	2,115
	Pacific Gas & Electric Co.	6.000%	5/1/2056	60	59
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	370	386
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,010	2,075
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	220	228
[5]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	1,675	1,686
[7]	Pfizer Netherlands International Finance BV	4.250%	5/19/2045	750	900
	Philip Morris International Inc.	4.250%	10/29/2032	1,156	1,153
	Philip Morris International Inc.	4.900%	11/1/2034	1,447	1,475
[5]	Pricoa Global Funding I	4.700%	5/28/2030	150	153
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/2043	610	714
[5]	Protective Life Global Funding	4.803%	6/5/2030	335	342
[5]	Protective Life Global Funding	5.432%	1/14/2032	1,379	1,449
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	428	448
[1]	Prudential Financial Inc.	3.700%	3/13/2051	830	606
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,395	1,445
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	895	841
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	570	589
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	550	575
	QUALCOMM Inc.	4.500%	5/20/2052	160	135
	Realty Income Corp.	3.250%	6/15/2029	467	457
[7]	Realty Income Corp.	4.875%	7/6/2030	1,815	2,299
[5]	RGA Global Funding	5.448%	5/24/2029	580	602
[5]	RGA Global Funding	5.250%	1/9/2030	710	736
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,380	1,407
[5]	SBA Tower Trust	1.631%	11/15/2026	615	604
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	143	131
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	105	84
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	60	43
[1]	Shell Finance US Inc.	4.000%	5/10/2046	275	227
[5]	Shell Finance US Inc.	3.000%	11/26/2051	340	225
[3]	Southern California Edison Co.	4.800%	3/15/2033	815	818
	Southern California Edison Co.	4.650%	10/1/2043	638	554
	Southern California Edison Co.	4.000%	4/1/2047	730	562
	Southern California Edison Co.	6.200%	9/15/2055	39	40
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	90	92
[1]	SSM Health Care Corp.	3.823%	6/1/2027	380	380
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	663	669
	T-Mobile USA Inc.	3.875%	4/15/2030	583	578
	T-Mobile USA Inc.	5.050%	7/15/2033	560	577
	T-Mobile USA Inc.	5.875%	11/15/2055	553	558
	Toledo Hospital	5.750%	11/15/2038	70	71
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	426	440
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	26	26
[5]	VICI Properties LP	4.625%	12/1/2029	1,009	1,008
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,070	1,073
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	480	470
[1,8]	Walt Disney Co.	3.057%	3/30/2027	1,225	901
[1,8]	Wells Fargo & Co.	2.975%	5/19/2026	600	440
[1]	Wells Fargo & Co.	4.808%	7/25/2028	831	840
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	65	67
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	841	874
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	565	593
					156,755
Total Corporate Bonds (Cost $258,115)					264,212
Sovereign Bonds (9.9%)
Australia (1.3%)
[1,12]	Commonwealth of Australia	2.750%	11/21/2027	160	111
[1,12]	Commonwealth of Australia	2.250%	5/21/2028	1,183	808
[1,12]	Commonwealth of Australia	2.750%	11/21/2028	2,209	1,516
[1,12]	Commonwealth of Australia	3.250%	4/21/2029	3,779	2,616
[1,12]	Commonwealth of Australia	1.000%	11/21/2031	181	108
[1,12]	Commonwealth of Australia	3.750%	5/21/2034	1,018	686
[1,12]	Commonwealth of Australia	3.500%	12/21/2034	1,306	858
[1,12]	Commonwealth of Australia	4.250%	12/21/2035	4,619	3,192
					9,895
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/2030	200	184
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bulgaria (0.1%)
[1,7]	Republic of Bulgaria	4.125%	5/7/2038	775	940
Canada (1.6%)
[8]	Canadian Government Bond	2.750%	9/1/2027	1,100	811
[8]	Canadian Government Bond	2.500%	11/1/2027	5,665	4,162
[8]	Canadian Government Bond	3.000%	6/1/2034	2,275	1,667
[8]	Canadian Government Bond	3.500%	12/1/2045	110	81
[8]	Canadian Government Bond	2.750%	12/1/2055	539	332
[8]	City of Montreal	3.500%	12/1/2038	910	627
[8]	City of Toronto	3.200%	8/1/2048	1,000	597
[1,12]	Province of British Columbia	5.250%	5/23/2034	2,850	2,031
[1,10]	Province of Ontario	0.250%	6/28/2029	1,075	1,395
[8]	Regional Municipality of York	2.150%	6/22/2031	500	354
					12,057
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	800	796
France (0.5%)
[1,7]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	1,300	1,555
[1,5,7]	French Republic	2.500%	5/25/2030	985	1,168
[1,5,7]	French Republic	3.200%	5/25/2035	520	617
[1,5,7]	French Republic	3.250%	5/25/2055	300	301
					3,641
Germany (3.6%)
[1,7]	Federal Republic of Germany	1.300%	10/15/2027	3,685	4,309
[7]	Federal Republic of Germany	0.000%	11/15/2028	6,095	6,829
[7]	Federal Republic of Germany	2.200%	2/15/2034	11,295	13,063
[7]	Federal Republic of Germany	2.600%	5/15/2041	1,390	1,559
[7]	Federal Republic of Germany	2.500%	8/15/2054	1,440	1,452
					27,212
Israel (0.4%)
	State of Israel	5.375%	3/12/2029	935	962
	State of Israel	5.500%	3/12/2034	200	208
[1]	State of Israel	5.000%	1/13/2036	1,740	1,735
					2,905
Japan (0.7%)
[1,11]	Japan	0.600%	6/20/2029	194,900	1,217
[1,11]	Japan	1.100%	6/20/2034	453,750	2,722
[1,11]	Japan	1.100%	6/20/2043	111,250	548
[1,11]	Japan	1.300%	12/20/2043	31,050	156
[1,11]	Japan	0.700%	6/20/2051	80,700	287
[1,11]	Japan	0.700%	9/20/2051	4,850	17
[1,11]	Japan	1.200%	6/20/2053	15,900	63
[1,11]	Japan	1.600%	12/20/2053	19,700	86
[1,11]	Japan	3.400%	12/20/2055	34,450	224
					5,320
Mexico (0.4%)
[1]	United Mexican States	5.625%	2/9/2034	410	414
	United Mexican States	6.125%	2/9/2038	945	958
	United Mexican States	6.400%	5/7/2054	980	958
	United Mexican States	6.750%	2/9/2056	505	512
					2,842
Saudi Arabia (0.5%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	1,175	1,228
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/2035	829	883
[1,5]	Kingdom of Saudi Arabia	5.750%	1/16/2054	643	643
[1,5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	880	929
					3,683
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/2029	420	468
Supranational (0.6%)
[1,7]	European Union	0.000%	7/4/2035	865	783
[1,7]	European Union	0.200%	6/4/2036	740	663
[1,7]	European Union	4.000%	4/4/2044	590	736
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	European Union	2.625%	2/4/2048	2,605	2,585
					4,767
Total Sovereign Bonds (Cost $74,132)					74,710
Taxable Municipal Bonds (0.7%)
United States (0.7%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	80	70
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	32	36
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	60	51
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	30	26
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	511	564
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	60	55
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	210	154
	Illinois GO	5.100%	6/1/2033	3,049	3,158
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	195	223
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	155	172
[13]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	525	558
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	160	109
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	135	141
Total Taxable Municipal Bonds (Cost $5,487)					5,317
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[14]	Vanguard Market Liquidity Fund (Cost $30,361)	3.693%		303,643	30,361
Total Investments (99.6%) (Cost $649,364)					751,577
Other Assets and Liabilities—Net (0.4%)					2,950
Net Assets (100%)					754,527
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Securities with a value of $331 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $80,173, representing 10.6% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
10

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(44)	(4,846)	(17)
10-Year U.S. Treasury Note	June 2026	(10)	(1,138)	(7)
Ultra 10-Year U.S. Treasury Note	June 2026	(26)	(3,035)	(20)
				(44)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/31/2026	CAD	400	USD	293	1	—
JPMorgan Chase Bank, N.A.	3/31/2026	EUR	118	USD	139	—	—
JPMorgan Chase Bank, N.A.	3/31/2026	USD	14,671	AUD	20,762	—	(103)
JPMorgan Chase Bank, N.A.	3/31/2026	USD	12,633	CAD	17,273	—	(45)
JPMorgan Chase Bank, N.A.	3/31/2026	USD	2,474	CHF	1,907	—	(15)
JPMorgan Chase Bank, N.A.	3/31/2026	USD	112,003	EUR	94,822	—	(215)
Goldman Sachs International	3/31/2026	USD	863	EUR	730	—	(1)
Goldman Sachs International	3/31/2026	USD	14,305	GBP	10,593	29	—
JPMorgan Chase Bank, N.A.	3/31/2026	AUD	1,970	GBP	1,031	12	—
JPMorgan Chase Bank, N.A.	3/31/2026	EUR	279	GBP	244	1	—
JPMorgan Chase Bank, N.A.	3/31/2026	USD	5,358	JPY	825,457	59	—
JPMorgan Chase Bank, N.A.	3/31/2026	AUD	1,919	JPY	209,400	22	—
JPMorgan Chase Bank, N.A.	3/31/2026	GBP	312	JPY	65,000	3	—
						127	(379)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,127 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $619,003)	721,216
Affiliated Issuers (Cost $30,361)	30,361
Total Investments in Securities	751,577
Investment in Vanguard	17
Cash	30
Foreign Currency, at Value (Cost $2,004)	2,009
Receivables for Accrued Income	5,576
Receivables for Capital Shares Issued	1,512
Unrealized Appreciation—Forward Currency Contracts	127
Total Assets	760,848
Liabilities
Payables for Investment Securities Purchased	5,491
Payables for Capital Shares Redeemed	154
Payables to Investment Advisor	190
Payables to Vanguard	50
Variation Margin Payable—Futures Contracts	57
Unrealized Depreciation—Forward Currency Contracts	379
Total Liabilities	6,321
Net Assets	754,527
At February 28, 2026, net assets consisted of:

Paid-in Capital	647,295
Total Distributable Earnings (Loss)	107,232
Net Assets	754,527

Investor Shares—Net Assets
Applicable to 4,396,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,068
Net Asset Value Per Share—Investor Shares	$24.58

Admiral™ Shares—Net Assets
Applicable to 21,037,414 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	646,459
Net Asset Value Per Share—Admiral Shares	$30.73
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	3,394
Interest[2]	8,990
Securities Lending—Net	—
Total Income	12,384
Expenses
Investment Advisory Fees—Note B
Basic Fee	410
Performance Adjustment	(30)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	126
Management and Administrative—Admiral Shares	415
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	14
Custodian Fees	19
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	—
Other Expenses	18
Total Expenses	989
Net Investment Income	11,395
Realized Net Gain (Loss)
Investment Securities Sold[2]	17,693
Futures Contracts	(194)
Forward Currency Contracts	(1,542)
Foreign Currencies	34
Realized Net Gain (Loss)	15,991
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	31,683
Futures Contracts	18
Forward Currency Contracts	961
Foreign Currencies	(6)
Change in Unrealized Appreciation (Depreciation)	32,656
Net Increase (Decrease) in Net Assets Resulting from Operations	60,042
1	Dividends are net of foreign withholding taxes of $142.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $501, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,395	21,746
Realized Net Gain (Loss)	15,991	10,086
Change in Unrealized Appreciation (Depreciation)	32,656	9,752
Net Increase (Decrease) in Net Assets Resulting from Operations	60,042	41,584
Distributions
Investor Shares	(2,009)	(3,125)
Admiral Shares	(12,403)	(18,249)
Total Distributions	(14,412)	(21,374)
Capital Share Transactions
Investor Shares	9,077	5,986
Admiral Shares	60,880	61,896
Net Increase (Decrease) from Capital Share Transactions	69,957	67,882
Total Increase (Decrease)	115,587	88,092
Net Assets
Beginning of Period	638,940	550,848
End of Period	754,527	638,940
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.05	$22.31	$20.38	$19.82	$22.22	$20.42
Investment Operations
Net Investment Income[1]	.379	.826	.781	.645	.474	.446
Net Realized and Unrealized Gain (Loss) on Investments	1.644	.734	1.862	.375	(2.430)	1.747
Total from Investment Operations	2.023	1.560	2.643	1.020	(1.956)	2.193
Distributions
Dividends from Net Investment Income	(.493)	(.820)	(.713)	(.460)	(.444)	(.393)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.493)	(.820)	(.713)	(.460)	(.444)	(.393)
Net Asset Value, End of Period	$24.58	$23.05	$22.31	$20.38	$19.82	$22.22
Total Return[2]	8.92%	7.20%	13.25%	5.20%	-8.94%	10.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108	$92	$84	$81	$81	$91
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.43%	0.44%	0.44%[4]	0.42%[4]	0.41%
Ratio of Net Investment Income to Average Net Assets	3.24%	3.71%	3.73%	3.20%	2.23%	2.09%
Portfolio Turnover Rate[5]	51%	102%	106%	150%	119%	99%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.01%, 0.02%, 0.02%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 1%, 4%, 4%, 28%, 27%, and 33%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.81	$27.90	$25.48	$24.78	$27.78	$25.53
Investment Operations
Net Investment Income[1]	.492	1.069	1.010	.839	.627	.594
Net Realized and Unrealized Gain (Loss) on Investments	2.062	.901	2.336	.468	(3.035)	2.178
Total from Investment Operations	2.554	1.970	3.346	1.307	(2.408)	2.772
Distributions
Dividends from Net Investment Income	(.634)	(1.060)	(.926)	(.607)	(.592)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.634)	(1.060)	(.926)	(.607)	(.592)	(.522)
Net Asset Value, End of Period	$30.73	$28.81	$27.90	$25.48	$24.78	$27.78
Total Return[2]	9.01%	7.28%	13.43%	5.33%	-8.81%	10.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$646	$546	$467	$454	$446	$488
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.30%	0.31%	0.31%[4]	0.29%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	3.37%	3.84%	3.86%	3.33%	2.36%	2.22%
Portfolio Turnover Rate[5]	51%	102%	106%	150%	119%	99%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.01%, 0.02%, 0.02%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 1%, 4%, 4%, 28%, 27%, and 33%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
17

Global Wellesley Income Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 0% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2026, the fund’s average investment in forward currency contracts represented 22% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
18

Global Wellesley Income Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the six months ended February 28, 2026, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $30,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

Global Wellesley Income Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	129,255	7,033	—	136,288
Common Stocks—Other	3,890	141,237	—	145,127
U.S. Government and Agency Obligations	—	80,833	—	80,833
Asset-Backed/Commercial Mortgage-Backed Securities	—	14,729	—	14,729
Corporate Bonds	—	264,212	—	264,212
Sovereign Bonds	—	74,710	—	74,710
Taxable Municipal Bonds	—	5,317	—	5,317
Temporary Cash Investments	30,361	—	—	30,361
Total	163,506	588,071	—	751,577

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	127	—	127
Liabilities
Futures Contracts[1]	(44)	—	—	(44)
Forward Currency Contracts	—	(379)	—	(379)
Total	(44)	(379)	—	(423)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	127	127
Total Assets	—	127	127

Unrealized Depreciation—Futures Contracts[1]	(44)	—	(44)
Unrealized Depreciation—Forward Currency Contracts	—	(379)	(379)
Total Liabilities	(44)	(379)	(423)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(194)	—	(194)
Forward Currency Contracts	—	(1,542)	(1,542)
Realized Net Gain (Loss) on Derivatives	(194)	(1,542)	(1,736)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	18	—	18
Forward Currency Contracts	—	961	961
Change in Unrealized Appreciation (Depreciation) on Derivatives	18	961	979
20

Global Wellesley Income Fund
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	649,679
Gross Unrealized Appreciation	111,738
Gross Unrealized Depreciation	(10,136)
Net Unrealized Appreciation (Depreciation)	101,602
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $13,349,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 28, 2026, the fund purchased $279,473,000 of investment securities and sold $220,543,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $130,894,000 and $109,332,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $0 and sales were $4,472,000, resulting in net realized gain of $762,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	24,224	1,030	32,054	1,439
Issued in Lieu of Cash Distributions	1,703	73	2,679	121
Redeemed	(16,850)	(719)	(28,747)	(1,294)
Net Increase (Decrease)—Investor Shares	9,077	384	5,986	266
Admiral Shares
Issued	106,755	3,626	135,357	4,864
Issued in Lieu of Cash Distributions	9,597	332	14,141	512
Redeemed	(55,472)	(1,887)	(87,602)	(3,158)
Net Increase (Decrease)—Admiral Shares	60,880	2,071	61,896	2,218
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
21

Global Wellesley Income Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14962 042026
22

Financial Statements
For the six-months ended February 28, 2026
Vanguard Global Wellington™ Fund

Contents
Financial Statements	1

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (64.7%)
Austria (0.8%)
	Erste Group Bank AG	218,732	25,962
China (0.8%)
	ENN Energy Holdings Ltd.	1,671,563	14,665
	Alibaba Group Holding Ltd.	516,200	9,342
			24,007
Finland (0.9%)
	Nokia OYJ	3,477,457	26,689
France (4.7%)
	TotalEnergies SE	551,037	44,139
	BNP Paribas SA	296,356	33,275
	Engie SA	568,265	19,414
	Arkema SA	257,857	18,779
	Capgemini SE	146,113	18,465
	Societe Generale SA	139,802	12,115
			146,187
Germany (1.0%)
	Daimler Truck Holding AG	371,004	18,719
	Brenntag SE	183,774	11,303
			30,022
Hong Kong (0.9%)
	AIA Group Ltd.	2,614,600	28,843
Japan (8.4%)
	Shin-Etsu Chemical Co. Ltd.	874,016	34,411
	Isuzu Motors Ltd.	1,817,392	33,872
	Chiba Bank Ltd.	1,742,439	25,917
	MISUMI Group Inc.	1,273,072	25,632
	Mitsubishi Estate Co. Ltd.	748,938	25,257
	Sumitomo Mitsui Trust Group Inc.	672,823	23,461
	FANUC Corp.	499,700	22,626
	BIPROGY Inc.	715,421	21,723
	Honda Motor Co. Ltd.	1,618,507	16,213
	GMO Payment Gateway Inc.	295,200	15,309
	Resona Holdings Inc.	1,250,863	15,263
			259,684
Netherlands (0.3%)
*	Magnum Ice Cream Co. NV	527,868	8,359
South Korea (2.1%)
	Samsung Electronics Co. Ltd.	429,546	64,290
Sweden (0.9%)
	Autoliv Inc.	221,048	26,199
Switzerland (1.1%)
	Nestle SA (Registered)	181,160	19,794
	Zurich Insurance Group AG	17,974	13,558
			33,352
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	828,398	51,691
	MediaTek Inc.	341,876	21,059
			72,750
United Kingdom (5.8%)
	Unilever plc	521,361	38,311
	AstraZeneca plc	171,449	36,078
1

Global Wellington Fund
				Shares	Market Value• ($000)
	Rotork plc			5,319,734	27,541
	BAE Systems plc			939,517	26,828
	London Stock Exchange Group plc			194,001	23,114
	Diageo plc			581,289	13,036
	Derwent London plc			445,873	10,861
	WPP plc			1,058,427	3,914
					179,683
United States (34.6%)
	Alphabet Inc. Class A			190,137	59,277
	Merck & Co. Inc.			442,660	54,810
	Microsoft Corp.			123,333	48,438
	Johnson & Johnson			155,469	38,623
	Duke Energy Corp.			286,390	37,474
	Bank of America Corp.			696,948	34,729
	Home Depot Inc.			86,230	32,830
	Honeywell International Inc.			130,751	31,850
	Marsh & McLennan Cos. Inc.			170,430	31,826
	Cisco Systems Inc.			395,218	31,404
	Chubb Ltd.			90,744	30,931
	Sempra			294,707	28,371
	Novartis AG (Registered)			167,247	28,121
	Coterra Energy Inc.			919,160	28,117
	United Parcel Service Inc. Class B			237,767	27,571
	Union Pacific Corp.			97,720	25,894
	PNC Financial Services Group Inc.			118,282	25,117
	Medtronic plc			255,683	24,970
	Emerson Electric Co.			161,567	24,356
	Colgate-Palmolive Co.			244,125	24,203
	CNH Industrial NV			1,884,655	23,181
	Elevance Health Inc.			72,280	23,130
	General Motors Co.			290,779	22,887
	Northrop Grumman Corp.			29,348	21,259
	Diamondback Energy Inc.			121,897	21,220
*	Charles River Laboratories International Inc.			117,841	21,033
	Salesforce Inc.			101,024	19,679
	Walt Disney Co.			184,686	19,584
	Accenture plc Class A			92,259	19,256
	Pfizer Inc.			660,383	18,260
	Huntington Bancshares Inc.			1,070,531	17,985
	EQT Corp.			279,091	17,142
*	Intel Corp.			359,315	16,388
	Kenvue Inc.			850,320	16,258
	Visa Inc. Class A			50,474	16,159
	Gilead Sciences Inc.			102,412	15,254
	PepsiCo Inc.			89,074	15,119
	UnitedHealth Group Inc.			50,220	14,728
	Texas Instruments Inc.			65,643	13,924
	Exelon Corp.			279,402	13,822
	Blackrock Inc.			12,218	12,991
	Caterpillar Inc.			11,884	8,828
	JPMorgan Chase & Co.			28,269	8,489
					1,065,488
Total Common Stocks (Cost $1,360,908)					1,991,515
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.9%)
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	3,945	3,997
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	8,075	8,209
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	3,379	3,454
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	3,930	4,028
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	3,889	3,987
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	3,427	3,510
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	3,262	3,393
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	610	583
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	48	47
2

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	39	39
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	265	254
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	2,188	1,855
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	1,604	1,416
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2049–3/15/2056	1,889	1,732
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	2,170	2,056
[1]	Ginnie Mae II Pool	4.000%	5/20/2052–8/20/2052	1,411	1,369
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	1,998	1,828
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	34	34
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	7,689	6,530
[1,2]	UMBS Pool	2.500%	1/1/2052	3,890	3,403
[1,2]	UMBS Pool	3.000%	6/1/2051–10/1/2053	5,142	4,682
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	2,369	2,248
[1,2]	UMBS Pool	4.000%	3/1/2046–5/1/2052	3,222	3,163
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	2,858	2,871
[1,2,3]	UMBS Pool	5.000%	9/1/2052–3/25/2056	5,992	6,042
[1,2]	UMBS Pool	5.500%	1/1/2053–9/1/2053	11,447	11,692
[1,2]	UMBS Pool	6.000%	2/1/2053	4,693	4,861
[4]	United States Treasury Note/Bond	2.000%	11/15/2041	3,462	2,498
	United States Treasury Note/Bond	2.375%	2/15/2042–5/15/2051	665	467
	United States Treasury Note/Bond	2.500%	2/15/2045–2/15/2046	4,960	3,591
	United States Treasury Note/Bond	3.375%	11/30/2027–12/31/2027	4,850	4,847
[3]	United States Treasury Note/Bond	3.500%	10/31/2027–2/28/2031	30,622	30,662
	United States Treasury Note/Bond	3.625%	8/31/2027–12/31/2030	1,412	1,416
	United States Treasury Note/Bond	3.750%	1/31/2031	1,978	1,998
	United States Treasury Note/Bond	3.875%	2/15/2043	1,743	1,614
	United States Treasury Note/Bond	4.000%	1/31/2033–11/15/2035	6,787	6,827
	United States Treasury Note/Bond	4.125%	2/15/2036–8/15/2053	1,528	1,500
	United States Treasury Note/Bond	4.250%	2/15/2054–8/15/2054	1,423	1,333
	United States Treasury Note/Bond	4.375%	8/15/2043	1,326	1,305
	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	4,391	4,335
[3]	United States Treasury Note/Bond	4.625%	11/15/2044–11/15/2055	25,008	25,092
	United States Treasury Note/Bond	4.750%	11/15/2043–2/15/2056	6,639	6,769
	United States Treasury Note/Bond	4.875%	8/15/2045	859	893
	United States Treasury Note/Bond	5.000%	5/15/2045	681	720
Total U.S. Government and Agency Obligations (Cost $181,068)					183,150
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	63	63
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	58	57
United States (1.0%)
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	36	35
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	144	118
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	452	448
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.217%	10/25/2041	113	113
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	815	824
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	1,600	1,471
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	80	79
[1,5]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	3,680	3,679
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	1,166	1,145
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	856	863
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	1,061	1,098
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	2,553	2,511
[1,5]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	4,416	4,311
[1,5]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	2,610	2,565
[1,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	2,100	2,152
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	8	8
[1,5]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	1,800	1,808
[1,5]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	3,587	3,625
[1]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	2,315	2,325
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	649	653
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	516	522
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	899	909
					31,262
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $31,162)					31,382
3

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (18.8%)
Australia (0.1%)
[5]	Glencore Funding LLC	6.375%	10/6/2030	2,976	3,221
[5]	Glencore Funding LLC	6.500%	10/6/2033	689	766
[5]	Glencore Funding LLC	6.141%	4/1/2055	360	380
					4,367
Belgium (0.3%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	689	648
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	635	707
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	3,375	3,964
[1,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	1,235	1,423
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,321	2,253
					8,995
Canada (0.3%)
[8]	Emera Inc.	4.838%	5/2/2030	3,000	2,307
	Emera US Finance LP	2.639%	6/15/2031	1,365	1,251
	Enbridge Inc.	3.125%	11/15/2029	1,845	1,784
	Enbridge Inc.	4.900%	6/20/2030	585	602
[8]	Enbridge Inc.	6.100%	11/9/2032	3,388	2,797
					8,741
Czech Republic (0.2%)
[1,7]	Ceska sporitelna A/S	3.743%	9/9/2032	4,300	5,156
Denmark (0.3%)
[1,9]	Danske Bank A/S	2.250%	1/14/2028	1,440	1,908
[5]	Danske Bank A/S	5.705%	3/1/2030	725	757
[1,7]	Jyske Bank A/S	4.125%	9/6/2030	2,860	3,502
[1,7]	Jyske Bank A/S	3.625%	4/29/2031	1,940	2,340
					8,507
France (1.4%)
[5]	BNP Paribas SA	5.335%	6/12/2029	3,132	3,219
[5]	BPCE SA	6.612%	10/19/2027	751	763
[5]	BPCE SA	3.250%	1/11/2028	525	519
[5]	BPCE SA	5.281%	5/30/2029	680	704
[5]	BPCE SA	5.876%	1/14/2031	2,100	2,208
[5]	BPCE SA	5.389%	5/28/2031	600	621
[5]	BPCE SA	3.116%	10/19/2032	348	316
[1,7]	BPCE SA	4.000%	1/20/2034	2,000	2,416
[5]	BPCE SA	6.508%	1/18/2035	2,257	2,406
[7]	BPCE SFH SA	2.750%	2/12/2030	2,700	3,220
[1,7]	Carmila SA	3.875%	1/25/2032	1,100	1,316
[1,7]	CCF SFH SACA	3.000%	4/23/2030	4,100	4,922
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	1,500	1,777
[5]	Credit Agricole SA	5.862%	1/9/2036	2,600	2,761
[1,7]	Engie SA	3.250%	1/11/2032	2,900	3,453
[1,7]	Orange SA	3.500%	5/19/2035	1,100	1,300
[1,7]	Orange SA	3.750%	9/4/2037	1,400	1,656
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	2,000	2,383
[7]	Societe Generale SA	4.875%	11/21/2031	5,900	7,444
[5]	WEA Finance LLC	2.875%	1/15/2027	215	212
[5]	WEA Finance LLC	3.500%	6/15/2029	475	463
					44,079
Germany (0.6%)
[1,7]	Amprion GmbH	4.000%	5/21/2044	1,600	1,825
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	185	189
[1,7]	Eurogrid GmbH	3.722%	4/27/2030	3,400	4,143
[7]	Sirius Real Estate Ltd.	1.750%	11/24/2028	3,900	4,462
[7]	Sirius Real Estate Ltd.	4.000%	1/22/2032	200	239
[7]	Volkswagen Financial Services AG	3.250%	5/19/2027	3,500	4,170
[1,9]	Volkswagen Financial Services NV	5.500%	12/7/2026	1,200	1,632
[1,7]	Volkswagen International Finance NV	4.250%	3/29/2029	2,000	2,458
					19,118
Italy (0.7%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	2,390	2,911
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/2034	1,500	1,802
[7]	Intesa Sanpaolo SpA	3.625%	6/30/2028	5,725	6,966
[1,7]	Intesa Sanpaolo SpA	3.850%	9/16/2032	5,255	6,386
4

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	UniCredit SpA	3.200%	9/22/2031	3,950	4,670
					22,735
Japan (0.3%)
[5,7]	NTT Finance Corp.	3.678%	7/16/2033	3,095	3,721
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	3,255	4,333
					8,054
Luxembourg (0.3%)
[7]	JAB Holdings BV	4.375%	4/25/2034	4,400	5,412
[1,7]	JAB Holdings BV	4.375%	5/19/2035	1,000	1,229
[1,7]	P3 Group Sarl	4.000%	4/19/2032	1,105	1,337
[1,7]	P3 Group Sarl	3.750%	4/2/2033	475	562
					8,540
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/2029	275	271
	America Movil SAB de CV	6.375%	3/1/2035	385	432
					703
Netherlands (0.1%)
[1,7]	Magnum Icc Finance BV	4.000%	11/26/2037	2,475	2,918
Norway (0.1%)
[5]	Aker BP ASA	3.100%	7/15/2031	1,607	1,497
[1,7]	Var Energi ASA	5.500%	5/4/2029	2,625	3,314
					4,811
Portugal (0.1%)
[1,7]	Caixa Economica Montepio Geral Caixa Economica Bancaria SA	3.500%	6/25/2029	1,900	2,270
Romania (0.1%)
[1,7]	NE Property BV	4.250%	1/21/2032	2,520	3,095
Saudi Arabia (0.2%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	4,162	3,855
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	1,330	1,394
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	2,265	2,371
					7,620
South Africa (0.2%)
[5]	Anglo American Capital plc	4.750%	4/10/2027	1,280	1,290
[5]	Anglo American Capital plc	4.500%	3/15/2028	758	764
[5]	Anglo American Capital plc	2.625%	9/10/2030	4,516	4,213
					6,267
Spain (0.2%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/2026	3,900	4,639
[7]	Cajamar Caja Rural SCC	3.375%	7/25/2029	600	727
					5,366
Switzerland (0.2%)
[5]	UBS Group AG	4.194%	4/1/2031	2,568	2,562
[5]	UBS Group AG	6.301%	9/22/2034	2,349	2,575
					5,137
United Arab Emirates (0.1%)
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,510	3,202
United Kingdom (1.9%)
[1,9]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	1,575	2,214
	AstraZeneca plc	4.000%	1/17/2029	831	837
	BAT Capital Corp.	5.350%	8/15/2032	2,193	2,302
	BAT Capital Corp.	5.625%	8/15/2035	3,096	3,264
	BAT Capital Corp.	7.079%	8/2/2043	1,335	1,518
[1,7]	British Telecommunications plc	3.875%	1/20/2034	2,115	2,559
[1,7]	Hammerson plc	3.500%	4/15/2032	3,925	4,625
	HSBC Holdings plc	5.210%	8/11/2028	2,046	2,078
	HSBC Holdings plc	4.899%	3/3/2029	950	965
	HSBC Holdings plc	5.240%	5/13/2031	1,345	1,393
	HSBC Holdings plc	4.619%	11/6/2031	680	688
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/2038	1,145	1,048
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/2040	890	773
[1,7]	National Grid plc	0.163%	1/20/2028	1,700	1,922
[1,7]	National Grid plc	3.875%	1/16/2029	2,125	2,590
5

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	Nationwide Building Society	3.770%	1/27/2036	2,725	3,249
	Reynolds American Inc.	5.850%	8/15/2045	125	125
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	1,045	1,276
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	1,412	1,951
[9]	South West Water Finance plc	5.750%	12/11/2032	1,445	2,026
[1,9]	South West Water Finance plc	6.375%	8/5/2041	1,330	1,851
[1,9]	SW Finance I plc	5.750%	11/19/2030	2,550	3,475
[9]	SW Finance I plc	7.750%	10/31/2031	975	1,410
[1,9]	SW Finance I plc	6.875%	8/7/2032	1,825	2,596
[1,9]	SW Finance I plc	7.000%	4/16/2040	1,075	1,492
[1,7]	United Utilities Water Finance plc	3.750%	5/23/2034	2,140	2,562
[9]	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/2026	1,370	1,824
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/2034	405	572
[1,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	3,350	4,420
					57,605
United States (11.1%)
[11]	Aflac Inc.	1.726%	10/18/2030	550,000	3,462
[1]	Alabama Power Co.	4.300%	7/15/2048	281	236
[7]	Alphabet Inc.	2.500%	5/6/2029	2,300	2,712
	Alphabet Inc.	5.250%	5/15/2055	115	112
[9]	Alphabet Inc.	5.875%	2/13/2058	2,220	3,037
	Alphabet Inc.	5.300%	5/15/2065	60	57
	American Express Co.	4.731%	4/25/2029	1,045	1,062
	American Express Co.	6.489%	10/30/2031	72	79
	American Express Co.	5.442%	1/30/2036	1,114	1,161
	American Express Co.	4.804%	10/24/2036	440	436
	American International Group Inc.	4.850%	5/7/2030	540	554
	American International Group Inc.	3.400%	6/30/2030	1,078	1,050
[7]	American Medical Systems Europe BV	3.500%	3/8/2032	265	319
[5]	American Transmission Systems Inc.	2.650%	1/15/2032	1,178	1,077
	Arizona Public Service Co.	3.750%	5/15/2046	725	565
	Arizona Public Service Co.	5.900%	8/15/2055	815	838
	Arthur J Gallagher & Co.	2.400%	11/9/2031	1,685	1,510
	Arthur J Gallagher & Co.	6.500%	2/15/2034	2,333	2,573
	AT&T Inc.	4.550%	11/1/2032	1,440	1,449
	AT&T Inc.	4.300%	12/15/2042	1,604	1,381
	AT&T Inc.	4.650%	6/1/2044	370	328
	AT&T Inc.	4.350%	6/15/2045	1,723	1,447
	AT&T Inc.	5.550%	11/1/2045	1,675	1,648
	AT&T Inc.	4.750%	5/15/2046	1,960	1,721
[5]	Athene Global Funding	2.646%	10/4/2031	3,940	3,506
[5]	Aviation Capital Group LLC	5.375%	7/15/2029	6,315	6,516
	Bank of America Corp.	5.872%	9/15/2034	1,178	1,264
	Bank of America Corp.	5.511%	1/24/2036	1,374	1,440
[7]	Becton Dickinson & Co.	3.828%	6/7/2032	3,400	4,130
[7]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	2,600	3,087
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	2,285	2,689
	Boeing Co.	5.705%	5/1/2040	1,610	1,675
	Boeing Co.	6.858%	5/1/2054	2,525	2,897
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,535	1,606
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,764	1,802
	CBRE Services Inc.	4.900%	1/15/2033	3,075	3,111
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,597	1,603
	Charter Communications Operating LLC	4.200%	3/15/2028	1,426	1,424
	Charter Communications Operating LLC	5.050%	3/30/2029	3,145	3,193
	Citizens Financial Group Inc.	5.841%	1/23/2030	615	643
	Citizens Financial Group Inc.	6.645%	4/25/2035	4,400	4,866
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	358	340
[5]	CNO Global Funding	5.875%	6/4/2027	1,930	1,968
[5]	CNO Global Funding	4.875%	12/10/2027	525	530
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	870	894
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	410	418
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	479	511
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,602	1,731
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	83	93
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	975	988
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	319	274
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	165	137
	Crown Castle Inc.	5.100%	5/1/2033	870	887
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	5.800%	3/1/2034	911	966
	Crown Castle Inc.	5.200%	9/1/2034	1,939	1,982
	Diamondback Energy Inc.	3.500%	12/1/2029	914	894
	Diamondback Energy Inc.	5.750%	4/18/2054	2,500	2,439
	Dominion Energy Inc.	4.600%	5/15/2028	880	892
[1]	Dominion Energy Inc.	3.375%	4/1/2030	285	277
	Dominion Energy Inc.	5.375%	11/15/2032	1,845	1,934
[1]	Dominion Energy Inc.	4.850%	8/15/2052	431	374
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	230	211
	DTE Energy Co.	5.200%	4/1/2030	1,210	1,256
	Duke Energy Carolinas LLC	6.050%	4/15/2038	769	841
	Duke Energy Corp.	4.950%	9/15/2035	505	506
	Duke Energy Corp.	5.000%	8/15/2052	2,203	1,956
	Duke Energy Corp.	5.700%	9/15/2055	1,536	1,503
	Energy Transfer LP	5.200%	4/1/2030	225	234
	Energy Transfer LP	5.350%	1/15/2036	485	493
	Energy Transfer LP	5.150%	3/15/2045	1,099	996
	Energy Transfer LP	6.000%	6/15/2048	1,562	1,541
	Enterprise Products Operating LLC	5.200%	1/15/2036	885	912
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,062	1,921
[5]	Equitable America Global Funding	3.950%	9/15/2027	595	594
	Eversource Energy	5.950%	7/15/2034	1,410	1,506
	Extra Space Storage LP	5.700%	4/1/2028	1,973	2,037
[5]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/2028	1,766	1,738
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	88	90
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	229	226
[5]	Fortitude Global Funding	4.625%	10/6/2028	1,790	1,795
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	420	443
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	2,562	2,714
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,638	1,763
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	815	871
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	495	536
[5]	Foundry JV Holdco LLC	6.300%	1/25/2039	2,180	2,349
	Georgia Power Co.	4.850%	3/15/2031	1,010	1,043
	Georgia Power Co.	4.300%	3/15/2042	3,827	3,434
	Georgia Power Co.	5.125%	5/15/2052	478	451
	GLP Capital LP	5.300%	1/15/2029	2,637	2,691
	GLP Capital LP	5.250%	2/15/2033	785	794
	GLP Capital LP	6.750%	12/1/2033	3,418	3,699
	Goldman Sachs Group Inc.	5.218%	4/23/2031	4,162	4,309
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,764	1,775
[1,7]	Goldman Sachs Group Inc.	3.984%	12/18/2036	3,875	4,635
	Goldman Sachs Group Inc.	5.065%	1/21/2037	5,074	5,108
[5]	Gray Oak Pipeline LLC	3.450%	10/15/2027	1,682	1,665
	HCA Inc.	4.600%	11/15/2032	3,112	3,114
	HCA Inc.	5.125%	6/15/2039	1,958	1,907
	Healthpeak OP LLC	4.750%	1/15/2033	3,919	3,935
	Healthpeak OP LLC	5.375%	2/15/2035	2,525	2,602
	Home Depot Inc.	3.300%	4/15/2040	1,017	843
[5]	Hyundai Capital America	4.250%	9/18/2028	9,125	9,165
	Intel Corp.	4.600%	3/25/2040	3,281	2,981
	JBS NV	3.000%	5/15/2032	1,473	1,341
	JBS NV	5.750%	4/1/2033	5,987	6,292
	JBS NV	6.750%	3/15/2034	305	340
	JBS NV	5.950%	4/20/2035	263	279
	JBS NV	6.250%	3/1/2056	810	828
	JBS NV	6.375%	4/15/2066	705	720
[1,7]	John Deere Bank SA	3.300%	10/15/2029	1,810	2,182
[7]	Johnson & Johnson	3.350%	2/26/2037	1,230	1,447
	JPMorgan Chase & Co.	6.087%	10/23/2029	2,244	2,357
	JPMorgan Chase & Co.	5.140%	1/24/2031	4,006	4,157
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,876	1,885
	JPMorgan Chase & Co.	6.254%	10/23/2034	4,346	4,777
	JPMorgan Chase & Co.	5.572%	4/22/2036	4,979	5,256
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,074	875
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,200	916
	Kenvue Inc.	4.900%	3/22/2033	821	847
	Kenvue Inc.	5.050%	3/22/2053	1,741	1,622
	Kilroy Realty LP	3.050%	2/15/2030	1,286	1,195
	Kilroy Realty LP	2.650%	11/15/2033	1,181	965
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kilroy Realty LP	5.875%	10/15/2035	2,491	2,455
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	1,127	1,136
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	580	585
	LXP Industrial Trust	6.750%	11/15/2028	878	930
[5]	Mars Inc.	5.000%	3/1/2032	1,856	1,920
[5]	Mars Inc.	5.200%	3/1/2035	2,880	2,983
[5]	Mars Inc.	5.650%	5/1/2045	1,915	1,960
[5]	Mars Inc.	5.700%	5/1/2055	1,764	1,789
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	65	54
	Meta Platforms Inc.	4.600%	11/15/2032	490	498
	Meta Platforms Inc.	5.500%	11/15/2045	1,210	1,195
	Morgan Stanley	4.238%	1/9/2030	4,930	4,946
	Morgan Stanley	4.654%	10/18/2030	1,899	1,930
	Morgan Stanley	5.230%	1/15/2031	1,290	1,336
	Morgan Stanley	4.493%	1/16/2032	6,096	6,127
	Morgan Stanley	5.587%	1/18/2036	3,042	3,197
	Morgan Stanley	5.073%	1/30/2037	575	580
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	1,090	1,110
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	1,030	1,057
	NiSource Inc.	5.250%	3/30/2028	534	547
	NiSource Inc.	5.350%	7/15/2035	1,650	1,704
	NiSource Inc.	5.850%	4/1/2055	1,813	1,829
[5]	NLG Global Funding	4.350%	9/15/2030	1,445	1,448
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	252	201
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	40	29
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	131	139
	Oglethorpe Power Corp.	5.050%	10/1/2048	177	162
[5]	Ohio Edison Co.	4.950%	12/15/2029	235	242
[5]	ONEOK Inc.	5.625%	1/15/2028	2,026	2,069
	ONEOK Inc.	4.750%	10/15/2031	1,055	1,070
	ONEOK Inc.	4.950%	10/15/2032	1,640	1,667
	Oracle Corp.	4.550%	2/4/2029	850	851
	Oracle Corp.	5.875%	9/26/2045	263	238
	Oracle Corp.	6.550%	2/4/2046	640	624
	Oracle Corp.	4.000%	7/15/2046	95	66
	Oracle Corp.	4.000%	11/15/2047	95	65
	Oracle Corp.	3.600%	4/1/2050	3,175	1,985
	Oracle Corp.	3.950%	3/25/2051	454	300
	Oracle Corp.	5.550%	2/6/2053	285	238
	Oracle Corp.	5.375%	9/27/2054	250	202
	Oracle Corp.	6.000%	8/3/2055	245	215
	Oracle Corp.	6.850%	2/4/2066	795	762
	Pacific Gas & Electric Co.	5.200%	5/1/2036	110	110
	Pacific Gas & Electric Co.	4.500%	7/1/2040	558	496
	Pacific Gas & Electric Co.	4.750%	2/15/2044	830	720
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,276	4,553
	Pacific Gas & Electric Co.	6.000%	5/1/2056	125	123
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	1,135	1,183
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5,002	5,164
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	585	605
[5]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	2,400	2,415
[7]	Pfizer Netherlands International Finance BV	4.250%	5/19/2045	1,595	1,913
	Philip Morris International Inc.	4.250%	10/29/2032	1,050	1,047
	Philip Morris International Inc.	4.900%	11/1/2034	3,696	3,768
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	877	791
[5]	Pricoa Global Funding I	4.700%	5/28/2030	310	316
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/2043	1,390	1,628
[5]	Protective Life Global Funding	4.803%	6/5/2030	740	755
[5]	Protective Life Global Funding	5.432%	1/14/2032	3,282	3,450
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	1,040	1,088
[1]	Prudential Financial Inc.	3.700%	3/13/2051	940	687
	Public Service Co. of Oklahoma	5.450%	1/15/2036	2,070	2,145
[1]	Public Service Electric & Gas Co.	5.050%	3/1/2035	1,126	1,162
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	1,071	1,061
	Realty Income Corp.	3.250%	6/15/2029	1,042	1,021
[7]	Realty Income Corp.	4.875%	7/6/2030	3,715	4,705
[5]	RGA Global Funding	5.448%	5/24/2029	1,400	1,454
[5]	RGA Global Funding	5.250%	1/9/2030	1,775	1,839
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	3,105	3,166
[5]	SBA Tower Trust	1.631%	11/15/2026	2,265	2,226
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	230	209
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	165	131
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	95	68
[1]	Shell Finance US Inc.	4.000%	5/10/2046	330	273
[5]	Shell Finance US Inc.	3.000%	11/26/2051	1,338	885
[3]	Southern California Edison Co.	4.800%	3/15/2033	1,790	1,798
	Southern California Edison Co.	4.650%	10/1/2043	1,430	1,241
	Southern California Edison Co.	4.000%	4/1/2047	1,625	1,252
	Southern California Edison Co.	6.200%	9/15/2055	88	90
	Southern Co.	4.400%	7/1/2046	467	399
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	195	199
[1]	SSM Health Care Corp.	3.823%	6/1/2027	320	320
[1]	Sutter Health	2.294%	8/15/2030	190	176
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	1,215	1,228
	T-Mobile USA Inc.	3.875%	4/15/2030	2,665	2,644
	T-Mobile USA Inc.	5.050%	7/15/2033	1,190	1,227
	T-Mobile USA Inc.	5.875%	11/15/2055	1,180	1,190
	Toledo Hospital	5.750%	11/15/2038	100	101
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	230	238
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	24	24
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	2,307	2,314
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	994	974
[1,8]	Walt Disney Co.	3.057%	3/30/2027	2,350	1,728
[1,8]	Wells Fargo & Co.	2.975%	5/19/2026	625	459
[1]	Wells Fargo & Co.	4.808%	7/25/2028	2,106	2,128
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	145	149
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	2,093	2,174
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	1,395	1,464
					341,374
Total Corporate Bonds (Cost $563,929)					578,660
Sovereign Bonds (5.3%)
Australia (0.7%)
[1,12]	Commonwealth of Australia	2.750%	11/21/2027	135	94
[1,12]	Commonwealth of Australia	2.250%	5/21/2028	4,036	2,757
[1,12]	Commonwealth of Australia	2.750%	11/21/2028	4,712	3,233
[1,12]	Commonwealth of Australia	3.250%	4/21/2029	6,200	4,292
[1,12]	Commonwealth of Australia	1.000%	11/21/2031	1,401	831
[1,12]	Commonwealth of Australia	3.750%	5/21/2034	2,215	1,493
[1,12]	Commonwealth of Australia	3.500%	12/21/2034	1,769	1,162
[1,12]	Commonwealth of Australia	4.250%	12/21/2035	10,682	7,382
					21,244
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/2030	200	184
[1,5]	Bermuda	3.375%	8/20/2050	200	141
					325
Bulgaria (0.1%)
[1,7]	Republic of Bulgaria	4.125%	5/7/2038	1,650	2,002
Canada (0.7%)
[8]	Canadian Government Bond	2.500%	11/1/2027	12,095	8,887
[8]	Canadian Government Bond	3.000%	6/1/2034	3,080	2,256
[8]	Canadian Government Bond	3.500%	12/1/2045	964	706
[8]	Canadian Government Bond	2.000%	12/1/2051	250	134
[8]	Canadian Government Bond	1.750%	12/1/2053	634	312
[8]	Canadian Government Bond	2.750%	12/1/2055	720	443
[8]	City of Montreal	3.150%	12/1/2036	750	513
[8]	City of Montreal	3.500%	12/1/2038	410	283
[8]	City of Montreal	2.400%	12/1/2041	1,000	570
[8]	City of Toronto	3.200%	8/1/2048	1,000	597
[1,12]	Province of British Columbia	5.250%	5/23/2034	6,850	4,882
[1,10]	Province of Ontario	0.250%	6/28/2029	985	1,278
[8]	Regional Municipality of York	2.150%	6/22/2031	800	567
					21,428
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	650	647
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
France (0.3%)
[1,7]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	2,900	3,469
[1,5,7]	French Republic	2.500%	5/25/2030	2,175	2,580
[1,5,7]	French Republic	3.200%	5/25/2035	1,150	1,365
[1,5,7]	French Republic	3.250%	5/25/2055	660	661
					8,075
Germany (2.1%)
[1,7]	Federal Republic of Germany	1.300%	10/15/2027	14,350	16,781
[7]	Federal Republic of Germany	0.000%	11/15/2027	1,175	1,344
[7]	Federal Republic of Germany	0.000%	11/15/2028	9,445	10,583
[7]	Federal Republic of Germany	2.200%	2/15/2034	23,760	27,479
[7]	Federal Republic of Germany	2.600%	5/15/2041	3,160	3,545
[7]	Federal Republic of Germany	2.500%	8/15/2054	3,710	3,739
					63,471
Israel (0.2%)
	State of Israel	5.375%	3/12/2029	2,245	2,310
	State of Israel	5.500%	3/12/2034	299	311
[1]	State of Israel	5.000%	1/13/2036	3,715	3,704
					6,325
Japan (0.4%)
[1,11]	Japan	0.468%	4/20/2026	328,200	2,099
[1,11]	Japan	0.600%	6/20/2029	20,900	131
[1,11]	Japan	1.100%	6/20/2034	873,250	5,239
[1,11]	Japan	2.100%	12/20/2035	79,050	506
[1,11]	Japan	1.100%	6/20/2043	276,400	1,361
[1,11]	Japan	1.300%	12/20/2043	78,350	395
[1,11]	Japan	0.700%	6/20/2051	117,800	419
[1,11]	Japan	0.700%	9/20/2051	87,500	309
[1,11]	Japan	1.200%	6/20/2053	50,250	198
[1,11]	Japan	1.600%	12/20/2053	104,850	459
[1,11]	Japan	3.400%	12/20/2055	73,050	474
					11,590
Mexico (0.2%)
[1]	United Mexican States	5.625%	2/9/2034	870	880
[1]	United Mexican States	6.750%	9/27/2034	319	348
	United Mexican States	6.125%	2/9/2038	2,015	2,042
[1]	United Mexican States	6.400%	5/7/2054	2,275	2,224
	United Mexican States	6.750%	2/9/2056	1,065	1,080
					6,574
Saudi Arabia (0.3%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	2,925	3,056
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/2035	2,515	2,679
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/2053	765	686
[1,5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	1,955	2,065
					8,486
Spain (0.0%)
[5,7]	Kingdom of Spain	0.600%	10/31/2029	1,050	1,169
Supranational (0.3%)
[1,7]	European Union	0.000%	7/4/2035	1,740	1,575
[1,7]	European Union	0.200%	6/4/2036	2,705	2,425
[1,7]	European Union	4.000%	4/4/2044	1,410	1,758
[1,7]	European Union	2.625%	2/4/2048	5,035	4,997
[1,7]	European Union	3.000%	3/4/2053	305	311
					11,066
Total Sovereign Bonds (Cost $160,813)					162,402
Taxable Municipal Bonds (0.4%)
United States (0.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	110	96
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	316	362
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	90	76
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	55	47
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	894	987
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	100	92
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	320	235
	Illinois GO	5.100%	6/1/2033	6,505	6,736
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	475	348
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	395	452
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	170	189
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	635	675
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	2,060	2,245
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	225	198
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	255	266
Total Taxable Municipal Bonds (Cost $13,299)					13,004
				Shares
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[15]	Vanguard Market Liquidity Fund (Cost $116,114)	3.693%		1,161,370	116,125
Total Investments (99.9%) (Cost $2,427,293)					3,076,238
Other Assets and Liabilities—Net (0.1%)					3,547
Net Assets (100%)					3,079,785
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
4	Securities with a value of $796 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $176,064, representing 5.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
11

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(58)	(6,388)	(23)
10-Year U.S. Treasury Note	June 2026	(43)	(4,894)	(31)
Ultra 10-Year U.S. Treasury Note	June 2026	(93)	(10,856)	(70)
				(124)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/31/2026	CAD	2,230	USD	1,632	4	—
JPMorgan Chase Bank, N.A.	3/31/2026	USD	29,107	AUD	41,192	—	(204)
JPMorgan Chase Bank, N.A.	3/31/2026	USD	23,540	CAD	32,186	—	(85)
Bank of America, N.A.	3/31/2026	AUD	900	CAD	869	3	—
JPMorgan Chase Bank, N.A.	3/31/2026	USD	5,609	CHF	4,324	—	(35)
JPMorgan Chase Bank, N.A.	3/31/2026	USD	245,482	EUR	207,826	—	(471)
JPMorgan Chase Bank, N.A.	3/31/2026	GBP	2,921	EUR	3,339	—	(14)
Goldman Sachs International	3/31/2026	USD	1,963	EUR	1,660	—	(2)
Goldman Sachs International	3/31/2026	USD	38,200	GBP	28,287	76	—
JPMorgan Chase Bank, N.A.	3/31/2026	USD	11,091	JPY	1,708,673	123	—
JPMorgan Chase Bank, N.A.	3/31/2026	AUD	3,363	JPY	366,900	38	—
JPMorgan Chase Bank, N.A.	3/31/2026	GBP	1,169	JPY	243,667	11	—
Goldman Sachs International	3/31/2026	USD	3	SEK	30	—	—
						255	(811)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,837 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellington Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,311,179)	2,960,113
Affiliated Issuers (Cost $116,114)	116,125
Total Investments in Securities	3,076,238
Investment in Vanguard	67
Cash	111
Foreign Currency, at Value (Cost $1,509)	1,512
Receivables for Investment Securities Sold	14,641
Receivables for Accrued Income	17,281
Receivables for Capital Shares Issued	5,346
Unrealized Appreciation—Forward Currency Contracts	255
Total Assets	3,115,451
Liabilities
Payables for Investment Securities Purchased	32,517
Payables for Capital Shares Redeemed	1,224
Payables to Investment Advisor	781
Payables to Vanguard	200
Variation Margin Payable—Futures Contracts	133
Unrealized Depreciation—Forward Currency Contracts	811
Total Liabilities	35,666
Net Assets	3,079,785
At February 28, 2026, net assets consisted of:

Paid-in Capital	2,342,565
Total Distributable Earnings (Loss)	737,220
Net Assets	3,079,785

Investor Shares—Net Assets
Applicable to 11,934,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	356,251
Net Asset Value Per Share—Investor Shares	$29.85

Admiral™ Shares—Net Assets
Applicable to 72,975,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,723,534
Net Asset Value Per Share—Admiral Shares	$37.32
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellington Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	19,840
Interest[2]	19,922
Securities Lending—Net	1
Total Income	39,763
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,025
Performance Adjustment	(528)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	422
Management and Administrative—Admiral Shares	1,853
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	57
Custodian Fees	37
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	3,913
Net Investment Income	35,850
Realized Net Gain (Loss)
Investment Securities Sold[2]	134,392
Futures Contracts	(630)
Forward Currency Contracts	(3,434)
Foreign Currencies	(167)
Realized Net Gain (Loss)	130,161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	217,199
Futures Contracts	(10)
Forward Currency Contracts	2,260
Foreign Currencies	83
Change in Unrealized Appreciation (Depreciation)	219,532
Net Increase (Decrease) in Net Assets Resulting from Operations	385,543
1	Dividends are net of foreign withholding taxes of $375.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,689, $5, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,850	77,907
Realized Net Gain (Loss)	130,161	85,702
Change in Unrealized Appreciation (Depreciation)	219,532	10,440
Net Increase (Decrease) in Net Assets Resulting from Operations	385,543	174,049
Distributions
Investor Shares	(14,840)	(19,962)
Admiral Shares	(121,876)	(157,335)
Total Distributions	(136,716)	(177,297)
Capital Share Transactions
Investor Shares	28,929	9,183
Admiral Shares	202,004	20,479
Net Increase (Decrease) from Capital Share Transactions	230,933	29,662
Total Increase (Decrease)	479,760	26,414
Net Assets
Beginning of Period	2,600,025	2,573,611
End of Period	3,079,785	2,600,025
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.37	$27.45	$24.34	$23.18	$26.18	$22.29
Investment Operations
Net Investment Income[1]	.352	.792	.758	.630	.566	.410
Net Realized and Unrealized Gain (Loss) on Investments	3.539	.989	3.087	1.659	(2.711)	3.871
Total from Investment Operations	3.891	1.781	3.845	2.289	(2.145)	4.281
Distributions
Dividends from Net Investment Income	(.443)	(.814)	(.725)	(.560)	(.446)	(.391)
Distributions from Realized Capital Gains	(.968)	(1.047)	(.010)	(.569)	(.409)	—
Total Distributions	(1.411)	(1.861)	(.735)	(1.129)	(.855)	(.391)
Net Asset Value, End of Period	$29.85	$27.37	$27.45	$24.34	$23.18	$26.18
Total Return[2]	14.72%	7.12%	16.07%	10.18%	-8.43%	19.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$356	$299	$291	$247	$226	$247
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.43%	0.48%[4]	0.50%[4]	0.45%[4]	0.42%
Ratio of Net Investment Income to Average Net Assets	2.52%	3.00%	2.98%	2.66%	2.26%	1.68%
Portfolio Turnover Rate[5]	38%	74%	74%	93%	77%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), 0.03%, 0.04%, (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%, 0.50%, and 0.44%, respectively.
5	Includes 0%, 3%, 2%, 15%, 15%, and 20%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.22	$34.31	$30.43	$28.98	$32.74	$27.87
Investment Operations
Net Investment Income[1]	.462	1.034	.989	.827	.750	.554
Net Realized and Unrealized Gain (Loss) on Investments	4.424	1.244	3.851	2.072	(3.398)	4.842
Total from Investment Operations	4.886	2.278	4.840	2.899	(2.648)	5.396
Distributions
Dividends from Net Investment Income	(.575)	(1.059)	(.947)	(.738)	(.601)	(.526)
Distributions from Realized Capital Gains	(1.211)	(1.309)	(.013)	(.711)	(.511)	—
Total Distributions	(1.786)	(2.368)	(.960)	(1.449)	(1.112)	(.526)
Net Asset Value, End of Period	$37.32	$34.22	$34.31	$30.43	$28.98	$32.74
Total Return[2]	14.79%	7.29%	16.20%	10.32%	-8.33%	19.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,724	$2,301	$2,283	$1,761	$1,563	$1,577
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.30%	0.35%[4]	0.37%[4]	0.32%[4]	0.29%
Ratio of Net Investment Income to Average Net Assets	2.64%	3.13%	3.10%	2.79%	2.39%	1.81%
Portfolio Turnover Rate[5]	38%	74%	74%	93%	77%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), 0.03%, 0.04%, (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%, 0.37%, and 0.32%, respectively.
5	Includes 0%, 3%, 2%, 15%, 15%, and 20%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
18

Global Wellington Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2026, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
19

Global Wellington Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the six months ended February 28, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net decrease of $528,000 (0.04%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $67,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

Global Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,037,367	28,121	—	1,065,488
Common Stocks—Other	34,558	891,469	—	926,027
U.S. Government and Agency Obligations	—	183,150	—	183,150
Asset-Backed/Commercial Mortgage-Backed Securities	—	31,382	—	31,382
Corporate Bonds	—	578,660	—	578,660
Sovereign Bonds	—	162,402	—	162,402
Taxable Municipal Bonds	—	13,004	—	13,004
Temporary Cash Investments	116,125	—	—	116,125
Total	1,188,050	1,888,188	—	3,076,238

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	255	—	255
Liabilities
Futures Contracts[1]	(124)	—	—	(124)
Forward Currency Contracts	—	(811)	—	(811)
Total	(124)	(811)	—	(935)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	255	255
Total Assets	—	255	255

Unrealized Depreciation—Futures Contracts[1]	(124)	—	(124)
Unrealized Depreciation—Forward Currency Contracts	—	(811)	(811)
Total Liabilities	(124)	(811)	(935)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(630)	—	(630)
Forward Currency Contracts	—	(3,434)	(3,434)
Realized Net Gain (Loss) on Derivatives	(630)	(3,434)	(4,064)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(10)	—	(10)
Forward Currency Contracts	—	2,260	2,260
Change in Unrealized Appreciation (Depreciation) on Derivatives	(10)	2,260	2,250
21

Global Wellington Fund
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,430,392
Gross Unrealized Appreciation	705,554
Gross Unrealized Depreciation	(60,388)
Net Unrealized Appreciation (Depreciation)	645,166
G.  During the six months ended February 28, 2026, the fund purchased $887,097,000 of investment securities and sold $798,079,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $263,060,000 and $211,638,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	66,133	2,317	78,988	2,990
Issued in Lieu of Cash Distributions	13,274	485	17,932	703
Redeemed	(50,478)	(1,805)	(87,737)	(3,350)
Net Increase (Decrease)—Investor Shares	28,929	997	9,183	343
Admiral Shares
Issued	321,541	9,043	403,624	12,275
Issued in Lieu of Cash Distributions	106,034	3,098	137,912	4,325
Redeemed	(225,571)	(6,396)	(521,057)	(15,897)
Net Increase (Decrease)—Admiral Shares	202,004	5,745	20,479	703
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q15672 042026
22

Financial Statements
For the six-months ended February 28, 2026
Vanguard ESG U.S. Corporate Bond ETF

Contents
Financial Statements	1

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
[1]	United States Treasury Note/Bond	3.375%	2/29/2028	2,650	2,649
	United States Treasury Note/Bond	4.125%	2/15/2036	30	30
	United States Treasury Note/Bond	4.750%	8/15/2055	677	690
Total U.S. Government and Agency Obligations (Cost $3,342)					3,369
Corporate Bonds (98.2%)
Communications (12.6%)
	Alphabet Inc.	0.800%	8/15/2027	185	178
	Alphabet Inc.	3.700%	2/15/2029	369	369
	Alphabet Inc.	4.000%	5/15/2030	220	222
	Alphabet Inc.	1.100%	8/15/2030	345	307
	Alphabet Inc.	4.100%	11/15/2030	965	973
	Alphabet Inc.	4.100%	2/15/2031	650	654
	Alphabet Inc.	4.375%	11/15/2032	475	481
	Alphabet Inc.	4.500%	5/15/2035	510	513
	Alphabet Inc.	4.800%	2/15/2036	1,519	1,544
	Alphabet Inc.	1.900%	8/15/2040	290	200
	Alphabet Inc.	5.350%	11/15/2045	500	502
	Alphabet Inc.	5.500%	2/15/2046	375	382
	Alphabet Inc.	2.050%	8/15/2050	700	386
	Alphabet Inc.	5.250%	5/15/2055	635	616
	Alphabet Inc.	5.450%	11/15/2055	935	929
	Alphabet Inc.	5.650%	2/15/2056	579	592
	Alphabet Inc.	2.250%	8/15/2060	660	347
	Alphabet Inc.	5.300%	5/15/2065	380	360
	Alphabet Inc.	5.700%	11/15/2075	775	775
	America Movil SAB de CV	3.625%	4/22/2029	310	306
	America Movil SAB de CV	2.875%	5/7/2030	225	214
	America Movil SAB de CV	4.700%	7/21/2032	140	142
	America Movil SAB de CV	6.375%	3/1/2035	521	584
	America Movil SAB de CV	6.125%	3/30/2040	375	408
	America Movil SAB de CV	4.375%	7/16/2042	440	393
	America Movil SAB de CV	4.375%	4/22/2049	205	175
	AppLovin Corp.	5.125%	12/1/2029	520	531
	AppLovin Corp.	5.500%	12/1/2034	250	255
	AT&T Inc.	4.250%	3/1/2027	310	311
	AT&T Inc.	2.300%	6/1/2027	749	735
	AT&T Inc.	1.650%	2/1/2028	596	571
[2]	AT&T Inc.	4.100%	2/15/2028	355	356
	AT&T Inc.	4.350%	3/1/2029	1,416	1,432
[2]	AT&T Inc.	4.300%	2/15/2030	830	837
	AT&T Inc.	4.700%	8/15/2030	150	154
	AT&T Inc.	2.750%	6/1/2031	517	482
	AT&T Inc.	2.250%	2/1/2032	700	625
	AT&T Inc.	4.550%	11/1/2032	240	241
	AT&T Inc.	4.750%	4/30/2033	300	304
	AT&T Inc.	2.550%	12/1/2033	770	667
	AT&T Inc.	5.400%	2/15/2034	300	314
	AT&T Inc.	4.500%	5/15/2035	533	520
	AT&T Inc.	5.375%	8/15/2035	125	130
	AT&T Inc.	4.900%	11/1/2035	815	817
	AT&T Inc.	5.250%	3/1/2037	525	537
	AT&T Inc.	4.850%	3/1/2039	310	298
	AT&T Inc.	3.500%	6/1/2041	545	437
	AT&T Inc.	4.300%	12/15/2042	820	706
	AT&T Inc.	4.350%	6/15/2045	170	143
	AT&T Inc.	5.550%	11/1/2045	210	207
	AT&T Inc.	4.750%	5/15/2046	355	312
	AT&T Inc.	5.650%	2/15/2047	205	207
1

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	4.500%	3/9/2048	730	611
AT&T Inc.	4.550%	3/9/2049	100	84
AT&T Inc.	3.650%	6/1/2051	845	604
AT&T Inc.	3.300%	2/1/2052	220	146
AT&T Inc.	3.500%	9/15/2053	2,085	1,419
AT&T Inc.	5.700%	11/1/2054	315	306
AT&T Inc.	3.550%	9/15/2055	1,520	1,028
AT&T Inc.	6.050%	8/15/2056	125	127
AT&T Inc.	3.800%	12/1/2057	1,357	952
AT&T Inc.	3.650%	9/15/2059	1,950	1,311
AT&T Inc.	3.850%	6/1/2060	855	596
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	255	262
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	315	266
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	150	147
British Telecommunications plc	9.625%	12/15/2030	790	966
Charter Communications Operating LLC	3.750%	2/15/2028	350	347
Charter Communications Operating LLC	4.200%	3/15/2028	315	315
Charter Communications Operating LLC	2.250%	1/15/2029	255	241
Charter Communications Operating LLC	5.050%	3/30/2029	290	294
Charter Communications Operating LLC	6.100%	6/1/2029	435	456
Charter Communications Operating LLC	2.800%	4/1/2031	271	246
Charter Communications Operating LLC	2.300%	2/1/2032	280	244
Charter Communications Operating LLC	4.400%	4/1/2033	780	742
Charter Communications Operating LLC	6.650%	2/1/2034	250	266
Charter Communications Operating LLC	6.550%	6/1/2034	300	319
Charter Communications Operating LLC	6.384%	10/23/2035	520	543
Charter Communications Operating LLC	5.375%	4/1/2038	395	367
Charter Communications Operating LLC	3.500%	6/1/2041	245	177
Charter Communications Operating LLC	3.500%	3/1/2042	465	329
Charter Communications Operating LLC	6.484%	10/23/2045	830	789
Charter Communications Operating LLC	5.375%	5/1/2047	405	338
Charter Communications Operating LLC	5.750%	4/1/2048	521	452
Charter Communications Operating LLC	5.125%	7/1/2049	450	358
Charter Communications Operating LLC	4.800%	3/1/2050	820	625
Charter Communications Operating LLC	3.700%	4/1/2051	585	379
Charter Communications Operating LLC	3.900%	6/1/2052	430	282
Charter Communications Operating LLC	5.250%	4/1/2053	555	448
Charter Communications Operating LLC	6.700%	12/1/2055	80	78
Charter Communications Operating LLC	3.850%	4/1/2061	460	278
Charter Communications Operating LLC	4.400%	12/1/2061	243	163
Charter Communications Operating LLC	3.950%	6/30/2062	1,000	611
Charter Communications Operating LLC	5.500%	4/1/2063	285	227
Comcast Corp.	3.150%	2/15/2028	450	445
Comcast Corp.	3.550%	5/1/2028	245	244
Comcast Corp.	4.150%	10/15/2028	890	897
Comcast Corp.	2.650%	2/1/2030	360	342
Comcast Corp.	3.400%	4/1/2030	385	376
Comcast Corp.	4.250%	10/15/2030	530	534
Comcast Corp.	1.950%	1/15/2031	435	393
Comcast Corp.	1.500%	2/15/2031	270	238
Comcast Corp.	4.250%	1/15/2033	540	534
Comcast Corp.	4.650%	2/15/2033	455	462
Comcast Corp.	7.050%	3/15/2033	456	526
Comcast Corp.	4.800%	5/15/2033	235	240
Comcast Corp.	5.300%	6/1/2034	560	585
Comcast Corp.	4.200%	8/15/2034	340	330
Comcast Corp.	5.300%	5/15/2035	270	282
Comcast Corp.	5.650%	6/15/2035	370	394
Comcast Corp.	4.400%	8/15/2035	135	131
Comcast Corp.	3.200%	7/15/2036	185	161
Comcast Corp.	3.900%	3/1/2038	245	218
Comcast Corp.	4.600%	10/15/2038	200	189
Comcast Corp.	3.250%	11/1/2039	425	339
Comcast Corp.	3.750%	4/1/2040	225	190
Comcast Corp.	4.600%	8/15/2045	175	152
Comcast Corp.	3.400%	7/15/2046	195	139
Comcast Corp.	4.000%	8/15/2047	95	74
Comcast Corp.	3.969%	11/1/2047	570	437
Comcast Corp.	4.000%	3/1/2048	80	62
Comcast Corp.	4.700%	10/15/2048	273	233
2

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.999%	11/1/2049	645	488
	Comcast Corp.	3.450%	2/1/2050	435	298
	Comcast Corp.	2.800%	1/15/2051	652	388
	Comcast Corp.	2.887%	11/1/2051	949	573
	Comcast Corp.	2.450%	8/15/2052	465	253
	Comcast Corp.	4.049%	11/1/2052	520	391
	Comcast Corp.	5.350%	5/15/2053	650	599
	Comcast Corp.	5.650%	6/1/2054	360	347
	Comcast Corp.	2.937%	11/1/2056	1,362	794
	Comcast Corp.	4.950%	10/15/2058	365	312
	Comcast Corp.	2.650%	8/15/2062	465	241
	Comcast Corp.	2.987%	11/1/2063	888	494
	Comcast Corp.	5.500%	5/15/2064	275	253
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	715	838
	Electronic Arts Inc.	1.850%	2/15/2031	454	429
	Electronic Arts Inc.	2.950%	2/15/2051	155	134
	Expedia Group Inc.	3.800%	2/15/2028	200	199
	Expedia Group Inc.	3.250%	2/15/2030	361	346
	Expedia Group Inc.	5.400%	2/15/2035	119	120
	Fox Corp.	4.709%	1/25/2029	620	629
	Fox Corp.	6.500%	10/13/2033	316	346
	Fox Corp.	5.476%	1/25/2039	415	413
	Fox Corp.	5.576%	1/25/2049	358	339
	Meta Platforms Inc.	3.500%	8/15/2027	522	522
	Meta Platforms Inc.	4.600%	5/15/2028	295	301
	Meta Platforms Inc.	4.300%	8/15/2029	417	424
	Meta Platforms Inc.	4.800%	5/15/2030	430	444
	Meta Platforms Inc.	4.200%	11/15/2030	1,000	1,009
	Meta Platforms Inc.	4.550%	8/15/2031	329	337
	Meta Platforms Inc.	3.850%	8/15/2032	635	622
	Meta Platforms Inc.	4.600%	11/15/2032	1,000	1,017
	Meta Platforms Inc.	4.950%	5/15/2033	535	553
	Meta Platforms Inc.	4.750%	8/15/2034	675	686
	Meta Platforms Inc.	4.875%	11/15/2035	860	868
	Meta Platforms Inc.	5.500%	11/15/2045	1,365	1,348
	Meta Platforms Inc.	4.450%	8/15/2052	675	554
	Meta Platforms Inc.	5.600%	5/15/2053	605	588
	Meta Platforms Inc.	5.400%	8/15/2054	1,000	944
[2]	Meta Platforms Inc.	5.625%	11/15/2055	1,575	1,542
	Meta Platforms Inc.	4.650%	8/15/2062	515	418
	Meta Platforms Inc.	5.750%	5/15/2063	885	860
	Meta Platforms Inc.	5.550%	8/15/2064	665	626
	Meta Platforms Inc.	5.750%	11/15/2065	1,075	1,046
	Netflix Inc.	4.875%	4/15/2028	295	302
	Netflix Inc.	5.875%	11/15/2028	420	442
	Netflix Inc.	6.375%	5/15/2029	315	338
	Netflix Inc.	4.900%	8/15/2034	192	198
	Netflix Inc.	5.400%	8/15/2054	188	187
	Omnicom Group Inc.	2.600%	8/1/2031	555	506
	Orange SA	9.000%	3/1/2031	424	512
	Orange SA	5.375%	1/13/2042	130	129
	Orange SA	5.500%	2/6/2044	269	272
	Paramount Global	7.875%	7/30/2030	155	163
	Paramount Global	4.950%	1/15/2031	290	271
	Paramount Global	4.200%	5/19/2032	325	286
	Paramount Global	6.875%	4/30/2036	350	318
	Paramount Global	4.375%	3/15/2043	356	223
	Paramount Global	5.850%	9/1/2043	200	148
	Paramount Global	4.950%	5/19/2050	320	202
	Rogers Communications Inc.	3.200%	3/15/2027	360	357
	Rogers Communications Inc.	5.000%	2/15/2029	365	373
	Rogers Communications Inc.	3.800%	3/15/2032	345	330
	Rogers Communications Inc.	5.300%	2/15/2034	255	260
	Rogers Communications Inc.	4.550%	3/15/2052	700	573
	Sprint Capital Corp.	6.875%	11/15/2028	560	601
	Sprint Capital Corp.	8.750%	3/15/2032	420	513
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	95	97
	Telefonica Emisiones SA	4.103%	3/8/2027	365	365
	Telefonica Emisiones SA	7.045%	6/20/2036	625	707
	Telefonica Emisiones SA	5.213%	3/8/2047	555	498
3

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	4.895%	3/6/2048	350	301
	Telefonica Emisiones SA	5.520%	3/1/2049	405	378
	Telefonica Europe BV	8.250%	9/15/2030	240	277
	TELUS Corp.	3.400%	5/13/2032	195	182
	TELUS Corp.	4.600%	11/16/2048	125	109
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	210	246
	Time Warner Cable LLC	6.550%	5/1/2037	375	386
	Time Warner Cable LLC	7.300%	7/1/2038	340	368
	Time Warner Cable LLC	6.750%	6/15/2039	290	297
	Time Warner Cable LLC	5.875%	11/15/2040	352	330
	Time Warner Cable LLC	5.500%	9/1/2041	505	452
	Time Warner Cable LLC	4.500%	9/15/2042	335	265
	T-Mobile USA Inc.	3.750%	4/15/2027	725	724
	T-Mobile USA Inc.	2.050%	2/15/2028	415	401
	T-Mobile USA Inc.	4.950%	3/15/2028	295	301
	T-Mobile USA Inc.	4.800%	7/15/2028	315	321
	T-Mobile USA Inc.	4.850%	1/15/2029	125	128
	T-Mobile USA Inc.	2.625%	2/15/2029	445	428
	T-Mobile USA Inc.	3.375%	4/15/2029	775	761
	T-Mobile USA Inc.	3.875%	4/15/2030	1,865	1,850
	T-Mobile USA Inc.	2.550%	2/15/2031	920	851
	T-Mobile USA Inc.	2.875%	2/15/2031	425	399
	T-Mobile USA Inc.	3.500%	4/15/2031	300	290
	T-Mobile USA Inc.	2.250%	11/15/2031	430	386
	T-Mobile USA Inc.	2.700%	3/15/2032	385	351
	T-Mobile USA Inc.	5.125%	5/15/2032	169	175
	T-Mobile USA Inc.	4.625%	1/15/2033	615	619
	T-Mobile USA Inc.	5.200%	1/15/2033	485	504
	T-Mobile USA Inc.	5.050%	7/15/2033	640	660
	T-Mobile USA Inc.	5.750%	1/15/2034	450	481
	T-Mobile USA Inc.	5.150%	4/15/2034	130	134
	T-Mobile USA Inc.	4.700%	1/15/2035	430	427
	T-Mobile USA Inc.	5.300%	5/15/2035	205	212
	T-Mobile USA Inc.	4.950%	11/15/2035	230	232
	T-Mobile USA Inc.	4.375%	4/15/2040	345	315
	T-Mobile USA Inc.	3.000%	2/15/2041	830	631
	T-Mobile USA Inc.	4.500%	4/15/2050	725	608
	T-Mobile USA Inc.	3.300%	2/15/2051	645	438
	T-Mobile USA Inc.	3.400%	10/15/2052	465	317
	T-Mobile USA Inc.	5.650%	1/15/2053	340	332
	T-Mobile USA Inc.	5.750%	1/15/2054	695	689
	T-Mobile USA Inc.	6.000%	6/15/2054	230	236
	T-Mobile USA Inc.	5.500%	1/15/2055	195	186
	T-Mobile USA Inc.	5.250%	6/15/2055	215	198
	T-Mobile USA Inc.	5.875%	11/15/2055	325	328
	T-Mobile USA Inc.	5.700%	1/15/2056	440	432
	T-Mobile USA Inc.	5.850%	2/15/2056	225	226
	T-Mobile USA Inc.	3.600%	11/15/2060	395	266
	T-Mobile USA Inc.	5.800%	9/15/2062	135	135
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	300	298
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	325	277
	Uber Technologies Inc.	4.300%	1/15/2030	270	272
	Uber Technologies Inc.	4.800%	9/15/2034	70	70
	Uber Technologies Inc.	4.800%	9/15/2035	625	621
	Uber Technologies Inc.	5.350%	9/15/2054	430	410
	VeriSign Inc.	2.700%	6/15/2031	175	159
	Verizon Communications Inc.	2.100%	3/22/2028	635	613
	Verizon Communications Inc.	3.875%	2/8/2029	50	50
	Verizon Communications Inc.	4.016%	12/3/2029	895	896
	Verizon Communications Inc.	3.150%	3/22/2030	715	692
	Verizon Communications Inc.	1.500%	9/18/2030	605	541
	Verizon Communications Inc.	1.750%	1/20/2031	1,263	1,129
	Verizon Communications Inc.	2.550%	3/21/2031	867	802
	Verizon Communications Inc.	2.355%	3/15/2032	1,330	1,187
	Verizon Communications Inc.	4.750%	1/15/2033	475	482
	Verizon Communications Inc.	5.050%	5/9/2033	300	311
	Verizon Communications Inc.	4.500%	8/10/2033	792	790
	Verizon Communications Inc.	4.400%	11/1/2034	337	330
	Verizon Communications Inc.	4.780%	2/15/2035	435	433
	Verizon Communications Inc.	5.250%	4/2/2035	524	540
4

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.272%	1/15/2036	360	342
Verizon Communications Inc.	5.000%	1/15/2036	675	678
Verizon Communications Inc.	5.250%	3/16/2037	660	672
Verizon Communications Inc.	5.401%	7/2/2037	1,562	1,604
Verizon Communications Inc.	4.812%	3/15/2039	320	309
Verizon Communications Inc.	2.650%	11/20/2040	990	721
Verizon Communications Inc.	3.400%	3/22/2041	810	645
Verizon Communications Inc.	2.850%	9/3/2041	290	212
Verizon Communications Inc.	6.550%	9/15/2043	165	184
Verizon Communications Inc.	5.750%	11/30/2045	425	430
Verizon Communications Inc.	4.862%	8/21/2046	420	378
Verizon Communications Inc.	4.522%	9/15/2048	320	272
Verizon Communications Inc.	4.000%	3/22/2050	600	471
Verizon Communications Inc.	2.875%	11/20/2050	1	—
Verizon Communications Inc.	3.550%	3/22/2051	1,085	786
Verizon Communications Inc.	3.875%	3/1/2052	365	275
Verizon Communications Inc.	5.500%	2/23/2054	300	292
Verizon Communications Inc.	5.012%	8/21/2054	55	49
Verizon Communications Inc.	5.875%	11/30/2055	870	874
Verizon Communications Inc.	2.987%	10/30/2056	615	374
Verizon Communications Inc.	3.000%	11/20/2060	435	259
Verizon Communications Inc.	3.700%	3/22/2061	715	494
Verizon Communications Inc.	6.000%	11/30/2065	500	502
Vodafone Group plc	6.150%	2/27/2037	318	350
Vodafone Group plc	5.250%	5/30/2048	255	240
Vodafone Group plc	4.875%	6/19/2049	505	451
Vodafone Group plc	4.250%	9/17/2050	375	301
Vodafone Group plc	5.750%	6/28/2054	350	345
Vodafone Group plc	5.875%	6/28/2064	210	207
Walt Disney Co.	2.200%	1/13/2028	754	736
Walt Disney Co.	2.000%	9/1/2029	483	455
Walt Disney Co.	3.800%	3/22/2030	545	544
Walt Disney Co.	2.650%	1/13/2031	525	497
Walt Disney Co.	6.200%	12/15/2034	240	271
Walt Disney Co.	6.400%	12/15/2035	350	398
Walt Disney Co.	4.625%	3/14/2036	175	174
Walt Disney Co.	4.625%	3/23/2040	655	633
Walt Disney Co.	3.500%	5/13/2040	600	509
Walt Disney Co.	2.750%	9/1/2049	600	386
Walt Disney Co.	4.700%	3/23/2050	270	243
Walt Disney Co.	3.600%	1/13/2051	500	376
Walt Disney Co.	3.800%	5/13/2060	335	247
Weibo Corp.	3.375%	7/8/2030	195	187
				134,510
Consumer Discretionary (7.2%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	410	407
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	208
Alibaba Group Holding Ltd.	2.125%	2/9/2031	245	225
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	210
Alibaba Group Holding Ltd.	4.000%	12/6/2037	385	359
Alibaba Group Holding Ltd.	2.700%	2/9/2041	290	221
Alibaba Group Holding Ltd.	4.200%	12/6/2047	360	305
Alibaba Group Holding Ltd.	3.150%	2/9/2051	315	218
Alibaba Group Holding Ltd.	4.400%	12/6/2057	195	165
Alibaba Group Holding Ltd.	3.250%	2/9/2061	355	234
Amazon.com Inc.	3.300%	4/13/2027	306	305
Amazon.com Inc.	1.200%	6/3/2027	390	379
Amazon.com Inc.	3.150%	8/22/2027	885	880
Amazon.com Inc.	4.550%	12/1/2027	460	467
Amazon.com Inc.	1.650%	5/12/2028	880	844
Amazon.com Inc.	3.450%	4/13/2029	820	814
Amazon.com Inc.	4.650%	12/1/2029	453	466
Amazon.com Inc.	1.500%	6/3/2030	445	403
Amazon.com Inc.	2.100%	5/12/2031	540	492
Amazon.com Inc.	3.600%	4/13/2032	730	711
Amazon.com Inc.	4.700%	12/1/2032	480	496
Amazon.com Inc.	4.800%	12/5/2034	1,790	1,855
Amazon.com Inc.	4.650%	11/20/2035	200	201
Amazon.com Inc.	3.875%	8/22/2037	735	682
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	2.875%	5/12/2041	395	303
	Amazon.com Inc.	4.950%	12/5/2044	785	761
	Amazon.com Inc.	4.050%	8/22/2047	1,205	996
	Amazon.com Inc.	2.500%	6/3/2050	630	381
	Amazon.com Inc.	3.100%	5/12/2051	665	452
	Amazon.com Inc.	3.950%	4/13/2052	691	545
	Amazon.com Inc.	4.250%	8/22/2057	984	793
	Amazon.com Inc.	2.700%	6/3/2060	248	140
	Amazon.com Inc.	3.250%	5/12/2061	810	521
	Amazon.com Inc.	4.100%	4/13/2062	655	504
[2]	American Honda Finance Corp.	4.450%	10/22/2027	165	167
[2]	American Honda Finance Corp.	2.000%	3/24/2028	170	164
[2]	American Honda Finance Corp.	5.125%	7/7/2028	215	221
	American Honda Finance Corp.	5.650%	11/15/2028	155	162
	American Honda Finance Corp.	4.900%	3/13/2029	155	159
[2]	American Honda Finance Corp.	4.400%	9/5/2029	150	152
[2]	American Honda Finance Corp.	5.050%	7/10/2031	350	363
[2]	American Honda Finance Corp.	4.900%	1/10/2034	340	345
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	105	99
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	235	153
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	260	202
	AutoZone Inc.	4.000%	4/15/2030	330	329
	AutoZone Inc.	4.750%	8/1/2032	260	264
	BorgWarner Inc.	2.650%	7/1/2027	210	206
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	200	146
	eBay Inc.	3.600%	6/5/2027	420	418
	eBay Inc.	2.700%	3/11/2030	115	109
	eBay Inc.	2.600%	5/10/2031	135	124
	eBay Inc.	4.000%	7/15/2042	622	519
	eBay Inc.	3.650%	5/10/2051	150	111
	Ferguson Enterprises Inc.	4.350%	3/15/2031	380	381
	Ferguson Enterprises Inc.	5.000%	10/3/2034	135	137
	Ford Motor Co.	7.450%	7/16/2031	218	243
	Ford Motor Co.	3.250%	2/12/2032	335	301
	Ford Motor Co.	6.100%	8/19/2032	445	465
	Ford Motor Co.	4.750%	1/15/2043	615	495
	Ford Motor Co.	5.291%	12/8/2046	490	418
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	315	319
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	540	549
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	295	297
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	180	179
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	350	347
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	185	193
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	425	412
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	400	418
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	384	404
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	430	409
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	370	381
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	560	565
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	285	289
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	495	512
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	160	173
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	160	173
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	450	463
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	445	426
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	250	260
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	295	275
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	425	442
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	213
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	250	255
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	300	327
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	230	238
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	455	478
	General Motors Co.	5.000%	4/1/2035	175	174
	General Motors Co.	6.600%	4/1/2036	740	812
	General Motors Co.	6.250%	10/2/2043	120	123
	General Motors Co.	5.200%	4/1/2045	485	442
	General Motors Co.	6.750%	4/1/2046	150	162
	General Motors Co.	5.400%	4/1/2048	105	97
	General Motors Co.	5.950%	4/1/2049	200	197
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/2027	305	308
	General Motors Financial Co. Inc.	5.400%	5/8/2027	503	511
	General Motors Financial Co. Inc.	5.350%	7/15/2027	180	183
	General Motors Financial Co. Inc.	2.700%	8/20/2027	315	309
	General Motors Financial Co. Inc.	6.000%	1/9/2028	355	367
	General Motors Financial Co. Inc.	5.050%	4/4/2028	632	644
	General Motors Financial Co. Inc.	2.400%	4/10/2028	155	150
	General Motors Financial Co. Inc.	5.800%	6/23/2028	505	523
	General Motors Financial Co. Inc.	2.400%	10/15/2028	255	244
	General Motors Financial Co. Inc.	5.800%	1/7/2029	373	390
	General Motors Financial Co. Inc.	4.300%	4/6/2029	465	467
	General Motors Financial Co. Inc.	5.550%	7/15/2029	375	390
	General Motors Financial Co. Inc.	4.900%	10/6/2029	185	189
	General Motors Financial Co. Inc.	5.350%	1/7/2030	445	462
	General Motors Financial Co. Inc.	5.850%	4/6/2030	250	264
	General Motors Financial Co. Inc.	3.600%	6/21/2030	445	432
	General Motors Financial Co. Inc.	5.450%	7/15/2030	125	131
	General Motors Financial Co. Inc.	2.350%	1/8/2031	345	314
	General Motors Financial Co. Inc.	5.750%	2/8/2031	380	401
	General Motors Financial Co. Inc.	2.700%	6/10/2031	145	133
	General Motors Financial Co. Inc.	5.600%	6/18/2031	705	740
	General Motors Financial Co. Inc.	3.100%	1/12/2032	228	211
	General Motors Financial Co. Inc.	5.625%	4/4/2032	358	376
	General Motors Financial Co. Inc.	6.400%	1/9/2033	460	501
	General Motors Financial Co. Inc.	6.100%	1/7/2034	310	332
	General Motors Financial Co. Inc.	5.950%	4/4/2034	445	472
	General Motors Financial Co. Inc.	5.450%	9/6/2034	285	293
	General Motors Financial Co. Inc.	5.900%	1/7/2035	438	460
	General Motors Financial Co. Inc.	6.150%	7/15/2035	485	519
	Genuine Parts Co.	4.950%	8/15/2029	390	395
[2]	George Washington University	4.126%	9/15/2048	175	147
	Hasbro Inc.	3.900%	11/19/2029	314	311
	Home Depot Inc.	2.500%	4/15/2027	240	237
	Home Depot Inc.	2.875%	4/15/2027	165	164
	Home Depot Inc.	4.875%	6/25/2027	555	563
	Home Depot Inc.	2.800%	9/14/2027	275	272
	Home Depot Inc.	1.500%	9/15/2028	370	351
	Home Depot Inc.	3.900%	12/6/2028	350	352
	Home Depot Inc.	4.900%	4/15/2029	435	449
	Home Depot Inc.	2.950%	6/15/2029	485	472
	Home Depot Inc.	4.750%	6/25/2029	395	407
	Home Depot Inc.	2.700%	4/15/2030	620	592
	Home Depot Inc.	1.375%	3/15/2031	270	238
	Home Depot Inc.	4.850%	6/25/2031	135	141
	Home Depot Inc.	1.875%	9/15/2031	240	214
	Home Depot Inc.	3.250%	4/15/2032	550	525
	Home Depot Inc.	4.500%	9/15/2032	245	250
	Home Depot Inc.	4.950%	6/25/2034	420	434
	Home Depot Inc.	5.875%	12/16/2036	583	637
	Home Depot Inc.	3.300%	4/15/2040	181	150
	Home Depot Inc.	5.950%	4/1/2041	185	202
	Home Depot Inc.	4.200%	4/1/2043	155	137
	Home Depot Inc.	4.875%	2/15/2044	270	256
	Home Depot Inc.	4.400%	3/15/2045	205	181
	Home Depot Inc.	4.250%	4/1/2046	285	245
	Home Depot Inc.	3.900%	6/15/2047	240	193
	Home Depot Inc.	4.500%	12/6/2048	310	271
	Home Depot Inc.	3.125%	12/15/2049	175	121
	Home Depot Inc.	3.350%	4/15/2050	360	258
	Home Depot Inc.	2.375%	3/15/2051	360	209
	Home Depot Inc.	2.750%	9/15/2051	450	283
	Home Depot Inc.	3.625%	4/15/2052	500	371
	Home Depot Inc.	4.950%	9/15/2052	315	291
	Home Depot Inc.	5.300%	6/25/2054	335	325
	Home Depot Inc.	3.500%	9/15/2056	635	450
	Honda Motor Co. Ltd.	2.534%	3/10/2027	160	158
	Honda Motor Co. Ltd.	4.688%	7/8/2030	400	408
	Honda Motor Co. Ltd.	2.967%	3/10/2032	215	199
	Honda Motor Co. Ltd.	5.337%	7/8/2035	355	367
	Leland Stanford Junior University	3.647%	5/1/2048	160	130
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.350%	4/1/2027	110	109
	Lowe's Cos. Inc.	3.100%	5/3/2027	610	605
	Lowe's Cos. Inc.	1.300%	4/15/2028	430	408
	Lowe's Cos. Inc.	1.700%	9/15/2028	220	208
	Lowe's Cos. Inc.	3.650%	4/5/2029	486	482
	Lowe's Cos. Inc.	4.500%	4/15/2030	265	269
	Lowe's Cos. Inc.	1.700%	10/15/2030	261	234
	Lowe's Cos. Inc.	4.250%	3/15/2031	680	682
	Lowe's Cos. Inc.	2.625%	4/1/2031	440	408
	Lowe's Cos. Inc.	3.750%	4/1/2032	445	431
	Lowe's Cos. Inc.	5.000%	4/15/2033	400	413
	Lowe's Cos. Inc.	5.150%	7/1/2033	505	524
	Lowe's Cos. Inc.	2.800%	9/15/2041	275	202
	Lowe's Cos. Inc.	3.700%	4/15/2046	270	208
	Lowe's Cos. Inc.	4.050%	5/3/2047	400	322
	Lowe's Cos. Inc.	3.000%	10/15/2050	495	321
	Lowe's Cos. Inc.	4.250%	4/1/2052	485	388
	Lowe's Cos. Inc.	5.625%	4/15/2053	465	458
	Lowe's Cos. Inc.	4.450%	4/1/2062	325	258
	Lowe's Cos. Inc.	5.800%	9/15/2062	210	208
	Magna International Inc.	2.450%	6/15/2030	330	309
	Marriott International Inc.	5.000%	10/15/2027	205	208
	Marriott International Inc.	4.900%	4/15/2029	125	128
	Marriott International Inc.	4.875%	5/15/2029	50	51
[2]	Marriott International Inc.	4.625%	6/15/2030	450	458
[2]	Marriott International Inc.	2.850%	4/15/2031	170	159
	Marriott International Inc.	5.100%	4/15/2032	50	52
[2]	Marriott International Inc.	3.500%	10/15/2032	205	193
	Marriott International Inc.	5.300%	5/15/2034	110	114
	Marriott International Inc.	5.350%	3/15/2035	445	461
	Marriott International Inc.	5.500%	4/15/2037	142	147
[2]	McDonald's Corp.	3.500%	3/1/2027	145	145
[2]	McDonald's Corp.	3.500%	7/1/2027	195	194
[2]	McDonald's Corp.	3.800%	4/1/2028	190	190
[2]	McDonald's Corp.	2.625%	9/1/2029	154	148
[2]	McDonald's Corp.	2.125%	3/1/2030	245	229
[2]	McDonald's Corp.	3.600%	7/1/2030	105	104
[2]	McDonald's Corp.	4.600%	9/9/2032	85	87
	McDonald's Corp.	4.950%	3/3/2035	191	196
[2]	McDonald's Corp.	4.700%	12/9/2035	190	192
	McDonald's Corp.	5.000%	2/13/2036	305	313
[2]	McDonald's Corp.	6.300%	10/15/2037	180	203
[2]	McDonald's Corp.	6.300%	3/1/2038	195	219
[2]	McDonald's Corp.	4.875%	12/9/2045	350	325
[2]	McDonald's Corp.	4.450%	3/1/2047	305	266
[2]	McDonald's Corp.	4.450%	9/1/2048	277	240
[2]	McDonald's Corp.	3.625%	9/1/2049	360	271
[2]	McDonald's Corp.	4.200%	4/1/2050	335	276
[2]	McDonald's Corp.	5.150%	9/9/2052	200	189
	McDonald's Corp.	5.450%	8/14/2053	170	167
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	415	493
	NIKE Inc.	2.750%	3/27/2027	244	242
	NIKE Inc.	2.850%	3/27/2030	335	322
	NIKE Inc.	3.250%	3/27/2040	270	222
	NIKE Inc.	3.875%	11/1/2045	220	181
	NIKE Inc.	3.375%	3/27/2050	478	350
	NVR Inc.	3.000%	5/15/2030	202	193
	O'Reilly Automotive Inc.	3.600%	9/1/2027	160	159
	O'Reilly Automotive Inc.	4.700%	6/15/2032	135	137
	Owens Corning	5.700%	6/15/2034	295	313
	Ralph Lauren Corp.	2.950%	6/15/2030	180	172
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	495	505
	Stanley Black & Decker Inc.	2.300%	3/15/2030	260	241
	Starbucks Corp.	4.500%	5/15/2028	240	243
	Starbucks Corp.	4.000%	11/15/2028	170	170
	Starbucks Corp.	3.550%	8/15/2029	310	307
	Starbucks Corp.	2.250%	3/12/2030	100	93
	Starbucks Corp.	2.550%	11/15/2030	315	294
	Starbucks Corp.	3.000%	2/14/2032	175	163
	Starbucks Corp.	4.500%	11/15/2048	215	185
8

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Starbucks Corp.	4.450%	8/15/2049	260	222
Starbucks Corp.	3.500%	11/15/2050	295	213
Tapestry Inc.	5.500%	3/11/2035	200	207
Tractor Supply Co.	5.250%	5/15/2033	245	254
				77,125
Consumer Staples (3.5%)
Bunge Ltd. Finance Corp.	4.200%	9/17/2029	250	252
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	185	172
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	390	388
Campbell's Co.	4.150%	3/15/2028	225	226
Campbell's Co.	5.400%	3/21/2034	270	276
Campbell's Co.	4.750%	3/23/2035	200	194
Coca-Cola Co.	3.375%	3/25/2027	235	235
Coca-Cola Co.	1.450%	6/1/2027	490	477
Coca-Cola Co.	1.500%	3/5/2028	230	221
Coca-Cola Co.	1.000%	3/15/2028	435	414
Coca-Cola Co.	2.125%	9/6/2029	315	299
Coca-Cola Co.	3.450%	3/25/2030	220	217
Coca-Cola Co.	1.650%	6/1/2030	410	376
Coca-Cola Co.	2.000%	3/5/2031	145	133
Coca-Cola Co.	1.375%	3/15/2031	380	337
Coca-Cola Co.	2.250%	1/5/2032	365	333
Coca-Cola Co.	5.000%	5/13/2034	175	184
Coca-Cola Co.	4.650%	8/14/2034	415	429
Coca-Cola Co.	2.500%	6/1/2040	295	224
Coca-Cola Co.	2.875%	5/5/2041	95	74
Coca-Cola Co.	2.600%	6/1/2050	303	192
Coca-Cola Co.	3.000%	3/5/2051	320	218
Coca-Cola Co.	2.500%	3/15/2051	330	203
Coca-Cola Co.	5.300%	5/13/2054	115	114
Coca-Cola Co.	5.200%	1/14/2055	400	392
Coca-Cola Co.	2.750%	6/1/2060	455	272
Coca-Cola Co.	5.400%	5/13/2064	331	327
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	430	411
Conagra Brands Inc.	1.375%	11/1/2027	175	168
Conagra Brands Inc.	4.850%	11/1/2028	610	619
Conagra Brands Inc.	5.300%	11/1/2038	210	202
Conagra Brands Inc.	5.400%	11/1/2048	185	166
Dollar General Corp.	3.500%	4/3/2030	245	238
Dollar General Corp.	5.450%	7/5/2033	250	262
Dollar Tree Inc.	4.200%	5/15/2028	275	276
Dollar Tree Inc.	2.650%	12/1/2031	254	232
General Mills Inc.	4.200%	4/17/2028	429	431
General Mills Inc.	4.875%	1/30/2030	275	282
General Mills Inc.	2.875%	4/15/2030	155	147
General Mills Inc.	4.950%	3/29/2033	200	204
General Mills Inc.	5.250%	1/30/2035	125	128
Haleon US Capital LLC	3.375%	3/24/2027	290	289
Haleon US Capital LLC	3.375%	3/24/2029	335	329
Haleon US Capital LLC	3.625%	3/24/2032	365	352
Haleon US Capital LLC	4.000%	3/24/2052	230	185
Hormel Foods Corp.	1.700%	6/3/2028	330	315
Hormel Foods Corp.	1.800%	6/11/2030	130	119
J M Smucker Co.	5.900%	11/15/2028	185	194
J M Smucker Co.	6.200%	11/15/2033	150	164
J M Smucker Co.	6.500%	11/15/2043	165	180
J M Smucker Co.	6.500%	11/15/2053	310	341
JBS NV	3.625%	1/15/2032	485	459
JBS NV	3.000%	5/15/2032	345	314
JBS NV	5.750%	4/1/2033	430	452
JBS NV	6.750%	3/15/2034	347	387
JBS NV	5.950%	4/20/2035	100	106
JBS NV	5.500%	1/15/2036	450	462
JBS NV	4.375%	2/2/2052	205	162
JBS NV	6.500%	12/1/2052	545	575
JBS NV	7.250%	11/15/2053	269	307
JBS NV	6.250%	3/1/2056	335	342
JBS NV	6.375%	4/15/2066	265	270
Kenvue Inc.	5.050%	3/22/2028	255	261
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.000%	3/22/2030	440	456
	Kenvue Inc.	4.850%	5/22/2032	125	129
	Kenvue Inc.	4.900%	3/22/2033	610	630
	Kenvue Inc.	5.050%	3/22/2053	370	345
	Kenvue Inc.	5.200%	3/22/2063	202	188
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	125	126
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	155	157
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	340	348
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	150	149
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	145	139
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	146
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	255	188
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	315	260
	Kimberly-Clark Corp.	3.100%	3/26/2030	280	271
	Kraft Heinz Foods Co.	3.875%	5/15/2027	240	240
	Kraft Heinz Foods Co.	6.875%	1/26/2039	170	191
	Kraft Heinz Foods Co.	5.000%	6/4/2042	350	321
	Kraft Heinz Foods Co.	5.200%	7/15/2045	355	325
	Kraft Heinz Foods Co.	4.375%	6/1/2046	770	632
	Kraft Heinz Foods Co.	4.875%	10/1/2049	430	371
	McCormick & Co. Inc.	3.400%	8/15/2027	95	95
	Mondelez International Inc.	2.625%	3/17/2027	65	64
	Mondelez International Inc.	2.750%	4/13/2030	347	329
	Mondelez International Inc.	3.000%	3/17/2032	137	127
	Mondelez International Inc.	2.625%	9/4/2050	430	262
	PepsiCo Inc.	3.000%	10/15/2027	470	466
	PepsiCo Inc.	3.600%	2/18/2028	140	140
	PepsiCo Inc.	2.625%	7/29/2029	360	347
	PepsiCo Inc.	2.750%	3/19/2030	329	315
	PepsiCo Inc.	1.625%	5/1/2030	425	389
	PepsiCo Inc.	1.400%	2/25/2031	205	182
	PepsiCo Inc.	1.950%	10/21/2031	250	224
	PepsiCo Inc.	4.650%	7/23/2032	545	562
	PepsiCo Inc.	5.000%	7/23/2035	780	808
	PepsiCo Inc.	2.625%	10/21/2041	160	119
	PepsiCo Inc.	4.450%	4/14/2046	270	245
	PepsiCo Inc.	3.450%	10/6/2046	240	187
	PepsiCo Inc.	2.875%	10/15/2049	150	101
	PepsiCo Inc.	3.625%	3/19/2050	285	220
	PepsiCo Inc.	2.750%	10/21/2051	255	164
	PepsiCo Inc.	5.250%	7/17/2054	150	149
	Pilgrim's Pride Corp.	4.250%	4/15/2031	840	824
	Pilgrim's Pride Corp.	3.500%	3/1/2032	230	215
	Pilgrim's Pride Corp.	6.250%	7/1/2033	420	452
	Procter & Gamble Co.	2.850%	8/11/2027	205	203
	Procter & Gamble Co.	3.000%	3/25/2030	560	544
	Procter & Gamble Co.	1.200%	10/29/2030	315	280
	Procter & Gamble Co.	1.950%	4/23/2031	210	192
	Sysco Corp.	3.250%	7/15/2027	165	164
	Sysco Corp.	5.950%	4/1/2030	462	492
	Sysco Corp.	6.600%	4/1/2050	325	364
	Sysco Corp.	3.150%	12/14/2051	145	98
	Target Corp.	3.375%	4/15/2029	240	237
	Target Corp.	2.350%	2/15/2030	150	142
	Target Corp.	4.500%	9/15/2032	85	87
	Target Corp.	4.500%	9/15/2034	100	100
	Target Corp.	5.000%	4/15/2035	240	246
	Target Corp.	4.000%	7/1/2042	483	416
	Target Corp.	2.950%	1/15/2052	590	387
	Target Corp.	4.800%	1/15/2053	245	223
	Tyson Foods Inc.	3.550%	6/2/2027	330	328
	Tyson Foods Inc.	4.350%	3/1/2029	490	494
	Tyson Foods Inc.	5.700%	3/15/2034	165	176
	Tyson Foods Inc.	4.550%	6/2/2047	235	206
	Tyson Foods Inc.	5.100%	9/28/2048	290	273
	Unilever Capital Corp.	2.900%	5/5/2027	210	208
	Unilever Capital Corp.	4.250%	8/12/2027	320	323
	Unilever Capital Corp.	3.500%	3/22/2028	178	177
	Unilever Capital Corp.	2.125%	9/6/2029	270	256
	Unilever Capital Corp.	1.750%	8/12/2031	315	281
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	5.900%	11/15/2032	280	309
	Unilever Capital Corp.	5.000%	12/8/2033	110	115
	Unilever Capital Corp.	4.625%	8/12/2034	310	315
					37,744
Financials (42.5%)
[2]	Aegon Ltd.	5.500%	4/11/2048	470	476
	AerCap Ireland Capital DAC	6.450%	4/15/2027	355	364
	AerCap Ireland Capital DAC	3.650%	7/21/2027	595	593
	AerCap Ireland Capital DAC	4.875%	4/1/2028	150	153
	AerCap Ireland Capital DAC	5.750%	6/6/2028	398	412
	AerCap Ireland Capital DAC	3.000%	10/29/2028	975	948
	AerCap Ireland Capital DAC	5.100%	1/19/2029	170	174
	AerCap Ireland Capital DAC	4.625%	9/10/2029	590	598
	AerCap Ireland Capital DAC	6.150%	9/30/2030	210	225
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,267	1,184
	AerCap Ireland Capital DAC	3.400%	10/29/2033	550	502
	AerCap Ireland Capital DAC	4.950%	9/10/2034	80	80
	AerCap Ireland Capital DAC	3.850%	10/29/2041	415	345
	AerCap Ireland Capital DAC	6.950%	3/10/2055	150	158
	Aflac Inc.	3.600%	4/1/2030	115	113
	Air Lease Corp.	3.125%	12/1/2030	235	221
[2]	Air Lease Corp.	2.875%	1/15/2032	235	213
	Allstate Corp.	5.250%	3/30/2033	215	224
	Ally Financial Inc.	4.750%	6/9/2027	1,155	1,164
	Ally Financial Inc.	7.100%	11/15/2027	435	456
	Ally Financial Inc.	2.200%	11/2/2028	175	167
	Ally Financial Inc.	5.737%	5/15/2029	30	31
	Ally Financial Inc.	6.992%	6/13/2029	140	147
	Ally Financial Inc.	6.848%	1/3/2030	170	180
[2]	Ally Financial Inc.	8.000%	11/1/2031	283	321
	Ally Financial Inc.	6.184%	7/26/2035	275	284
	American Express Co.	2.550%	3/4/2027	425	420
	American Express Co.	3.300%	5/3/2027	432	430
	American Express Co.	5.850%	11/5/2027	600	619
	American Express Co.	5.043%	7/26/2028	545	553
	American Express Co.	4.731%	4/25/2029	300	305
	American Express Co.	4.050%	5/3/2029	695	701
	American Express Co.	5.282%	7/27/2029	471	485
	American Express Co.	5.532%	4/25/2030	485	507
	American Express Co.	5.085%	1/30/2031	312	322
	American Express Co.	5.016%	4/25/2031	345	356
	American Express Co.	6.489%	10/30/2031	180	197
	American Express Co.	4.989%	5/26/2033	185	189
	American Express Co.	4.918%	7/20/2033	470	481
	American Express Co.	4.420%	8/3/2033	305	305
	American Express Co.	5.043%	5/1/2034	355	364
	American Express Co.	5.284%	7/26/2035	470	487
	American Express Co.	5.442%	1/30/2036	370	385
	American Express Co.	5.667%	4/25/2036	400	423
	American Express Co.	4.804%	10/24/2036	685	679
	American Express Co.	4.050%	12/3/2042	279	243
	American International Group Inc.	5.125%	3/27/2033	85	88
	American International Group Inc.	4.750%	4/1/2048	290	260
	American International Group Inc.	4.375%	6/30/2050	235	196
	Ameriprise Financial Inc.	5.150%	5/15/2033	280	290
	Ameriprise Financial Inc.	5.200%	4/15/2035	320	326
	Aon Corp.	3.750%	5/2/2029	165	164
	Aon Corp.	2.800%	5/15/2030	265	251
	Aon Corp.	5.350%	2/28/2033	140	146
	Aon Corp.	3.900%	2/28/2052	265	197
	Aon North America Inc.	5.150%	3/1/2029	150	155
	Aon North America Inc.	5.450%	3/1/2034	405	423
	Aon North America Inc.	5.750%	3/1/2054	445	440
	Apollo Global Management Inc.	5.800%	5/21/2054	415	394
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	148
	Ares Capital Corp.	2.875%	6/15/2028	215	205
	Ares Capital Corp.	5.875%	3/1/2029	215	219
	Ares Capital Corp.	5.950%	7/15/2029	185	189
	Ares Capital Corp.	5.500%	9/1/2030	460	455
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	5.800%	3/8/2032	225	224
	Ares Management Corp.	5.600%	10/11/2054	150	136
	Arthur J Gallagher & Co.	4.600%	12/15/2027	105	106
	Arthur J Gallagher & Co.	4.850%	12/15/2029	290	297
	Arthur J Gallagher & Co.	5.150%	2/15/2035	455	461
	Arthur J Gallagher & Co.	3.500%	5/20/2051	260	181
	Arthur J Gallagher & Co.	5.550%	2/15/2055	300	286
	Athene Holding Ltd.	4.125%	1/12/2028	180	179
	Athene Holding Ltd.	6.250%	4/1/2054	350	327
	Athene Holding Ltd.	6.625%	5/19/2055	250	245
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	250	257
	AXA SA	8.600%	12/15/2030	210	247
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	190	196
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	400	416
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	185	216
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	350	374
[1]	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	200	199
	Banco Santander SA	4.250%	4/11/2027	107	107
	Banco Santander SA	5.294%	8/18/2027	600	611
	Banco Santander SA	3.800%	2/23/2028	395	393
	Banco Santander SA	5.552%	3/14/2028	20	20
	Banco Santander SA	4.175%	3/24/2028	530	530
	Banco Santander SA	4.379%	4/12/2028	496	499
[2]	Banco Santander SA	5.365%	7/15/2028	778	792
	Banco Santander SA	5.588%	8/8/2028	225	233
	Banco Santander SA	6.607%	11/7/2028	380	405
	Banco Santander SA	3.306%	6/27/2029	391	382
	Banco Santander SA	5.565%	1/17/2030	445	466
	Banco Santander SA	5.538%	3/14/2030	610	633
	Banco Santander SA	3.490%	5/28/2030	375	364
	Banco Santander SA	2.749%	12/3/2030	567	522
	Banco Santander SA	2.958%	3/25/2031	230	215
	Banco Santander SA	5.439%	7/15/2031	225	238
	Banco Santander SA	3.225%	11/22/2032	365	336
	Banco Santander SA	6.921%	8/8/2033	339	377
	Banco Santander SA	6.938%	11/7/2033	255	294
	Banco Santander SA	6.350%	3/14/2034	200	216
	Banco Santander SA	6.033%	1/17/2035	300	323
	Banco Santander SA	5.127%	11/6/2035	400	402
[2]	Bank of America Corp.	4.183%	11/25/2027	795	796
[2]	Bank of America Corp.	3.705%	4/24/2028	585	583
	Bank of America Corp.	4.376%	4/27/2028	466	468
[2]	Bank of America Corp.	3.593%	7/21/2028	545	542
[2]	Bank of America Corp.	4.948%	7/22/2028	930	941
	Bank of America Corp.	6.204%	11/10/2028	905	937
[2]	Bank of America Corp.	3.419%	12/20/2028	1,218	1,206
	Bank of America Corp.	4.979%	1/24/2029	980	997
[2]	Bank of America Corp.	3.970%	3/5/2029	580	580
	Bank of America Corp.	5.202%	4/25/2029	985	1,009
[2]	Bank of America Corp.	2.087%	6/14/2029	663	635
[2]	Bank of America Corp.	4.271%	7/23/2029	737	741
	Bank of America Corp.	5.819%	9/15/2029	1,180	1,230
[2]	Bank of America Corp.	3.974%	2/7/2030	555	554
[2]	Bank of America Corp.	3.194%	7/23/2030	635	617
[2]	Bank of America Corp.	2.884%	10/22/2030	725	694
	Bank of America Corp.	5.162%	1/24/2031	525	545
[2]	Bank of America Corp.	2.496%	2/13/2031	2,310	2,169
[2]	Bank of America Corp.	2.592%	4/29/2031	575	540
[2]	Bank of America Corp.	1.898%	7/23/2031	425	385
[2]	Bank of America Corp.	1.922%	10/24/2031	770	694
	Bank of America Corp.	4.456%	2/6/2032	600	604
[2]	Bank of America Corp.	2.651%	3/11/2032	830	770
	Bank of America Corp.	2.687%	4/22/2032	930	861
	Bank of America Corp.	2.299%	7/21/2032	670	604
	Bank of America Corp.	2.572%	10/20/2032	1,005	915
[2]	Bank of America Corp.	2.972%	2/4/2033	1,105	1,021
	Bank of America Corp.	4.571%	4/27/2033	1,136	1,142
[2]	Bank of America Corp.	5.015%	7/22/2033	1,360	1,398
	Bank of America Corp.	5.288%	4/25/2034	1,553	1,612
	Bank of America Corp.	5.872%	9/15/2034	625	671
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.468%	1/23/2035	885	928
[2]	Bank of America Corp.	5.425%	8/15/2035	545	558
	Bank of America Corp.	5.518%	10/25/2035	960	986
	Bank of America Corp.	5.511%	1/24/2036	930	975
	Bank of America Corp.	5.744%	2/12/2036	610	637
	Bank of America Corp.	5.464%	5/9/2036	275	288
	Bank of America Corp.	2.482%	9/21/2036	630	557
	Bank of America Corp.	6.110%	1/29/2037	700	756
	Bank of America Corp.	3.846%	3/8/2037	790	747
[2]	Bank of America Corp.	4.244%	4/24/2038	560	524
	Bank of America Corp.	7.750%	5/14/2038	195	239
[2]	Bank of America Corp.	4.078%	4/23/2040	350	315
[2]	Bank of America Corp.	2.676%	6/19/2041	750	557
[2]	Bank of America Corp.	5.875%	2/7/2042	460	495
	Bank of America Corp.	3.311%	4/22/2042	775	616
[2]	Bank of America Corp.	5.000%	1/21/2044	475	462
[2]	Bank of America Corp.	4.443%	1/20/2048	391	343
[2]	Bank of America Corp.	3.946%	1/23/2049	215	173
[2]	Bank of America Corp.	4.330%	3/15/2050	895	759
[2]	Bank of America Corp.	4.083%	3/20/2051	1,112	901
[2]	Bank of America Corp.	2.831%	10/24/2051	570	368
[2]	Bank of America Corp.	3.483%	3/13/2052	270	197
	Bank of America Corp.	2.972%	7/21/2052	590	390
[2]	Bank of America NA	6.000%	10/15/2036	325	353
[2]	Bank of Montreal	2.650%	3/8/2027	235	232
[2]	Bank of Montreal	4.700%	9/14/2027	408	413
	Bank of Montreal	5.203%	2/1/2028	167	171
	Bank of Montreal	5.717%	9/25/2028	175	182
	Bank of Montreal	4.640%	9/10/2030	445	453
	Bank of Montreal	5.511%	6/4/2031	175	185
[2]	Bank of Montreal	3.803%	12/15/2032	430	426
	Bank of Montreal	3.088%	1/10/2037	400	365
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	180	179
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	165	164
[2]	Bank of New York Mellon Corp.	3.850%	4/28/2028	290	291
	Bank of New York Mellon Corp.	4.441%	6/9/2028	308	310
	Bank of New York Mellon Corp.	4.890%	7/21/2028	160	162
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	440	454
	Bank of New York Mellon Corp.	4.543%	2/1/2029	285	288
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	420	410
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	362	383
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	215	221
	Bank of New York Mellon Corp.	4.942%	2/11/2031	580	598
	Bank of New York Mellon Corp.	5.060%	7/22/2032	330	343
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	258	256
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	255	276
	Bank of New York Mellon Corp.	4.706%	2/1/2034	255	258
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	245	251
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	205	230
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	480	499
	Bank of New York Mellon Corp.	5.316%	6/6/2036	140	146
[2]	Bank of Nova Scotia	5.400%	6/4/2027	190	194
	Bank of Nova Scotia	5.250%	6/12/2028	215	221
	Bank of Nova Scotia	4.404%	9/8/2028	100	101
	Bank of Nova Scotia	4.932%	2/14/2029	340	346
	Bank of Nova Scotia	4.850%	2/1/2030	200	206
	Bank of Nova Scotia	4.247%	2/2/2030	500	503
	Bank of Nova Scotia	5.130%	2/14/2031	200	207
	Bank of Nova Scotia	2.450%	2/2/2032	290	262
	Bank of Nova Scotia	5.650%	2/1/2034	245	262
	Bank of Nova Scotia	4.813%	2/2/2034	300	303
	Bank of Nova Scotia	4.588%	5/4/2037	265	260
	Barclays plc	4.337%	1/10/2028	490	491
	Barclays plc	5.674%	3/12/2028	130	132
	Barclays plc	4.836%	5/9/2028	525	529
	Barclays plc	5.501%	8/9/2028	985	1,004
	Barclays plc	4.837%	9/10/2028	66	67
	Barclays plc	7.385%	11/2/2028	230	242
	Barclays plc	5.086%	2/25/2029	200	204
[2]	Barclays plc	4.972%	5/16/2029	395	402
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	6.490%	9/13/2029	260	274
	Barclays plc	5.690%	3/12/2030	490	511
[2]	Barclays plc	5.088%	6/20/2030	235	240
	Barclays plc	4.942%	9/10/2030	329	336
	Barclays plc	5.367%	2/25/2031	335	348
	Barclays plc	2.645%	6/24/2031	175	163
	Barclays plc	4.521%	2/24/2032	306	306
	Barclays plc	2.667%	3/10/2032	375	345
	Barclays plc	2.894%	11/24/2032	285	261
	Barclays plc	5.746%	8/9/2033	410	434
	Barclays plc	7.437%	11/2/2033	560	643
	Barclays plc	6.224%	5/9/2034	575	621
	Barclays plc	7.119%	6/27/2034	495	556
	Barclays plc	6.692%	9/13/2034	610	677
	Barclays plc	5.335%	9/10/2035	478	489
	Barclays plc	3.564%	9/23/2035	190	181
	Barclays plc	5.785%	2/25/2036	475	497
	Barclays plc	3.811%	3/10/2042	155	126
	Barclays plc	3.330%	11/24/2042	205	160
	Barclays plc	5.250%	8/17/2045	370	361
	Barclays plc	5.860%	8/11/2046	200	206
	Barclays plc	4.950%	1/10/2047	500	466
	Barclays plc	6.036%	3/12/2055	340	364
	BlackRock Funding Inc.	5.000%	3/14/2034	210	218
	BlackRock Funding Inc.	5.250%	3/14/2054	265	255
	BlackRock Funding Inc.	5.350%	1/8/2055	340	330
	Blackrock Inc.	3.250%	4/30/2029	220	217
	Blackrock Inc.	2.400%	4/30/2030	283	267
	Blackrock Inc.	1.900%	1/28/2031	190	173
	Blackrock Inc.	2.100%	2/25/2032	191	170
	Blackrock Inc.	4.750%	5/25/2033	465	479
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	433	434
	Blue Owl Capital Corp.	2.875%	6/11/2028	335	314
	Blue Owl Capital Corp.	5.950%	3/15/2029	490	488
	Brighthouse Financial Inc.	3.700%	6/22/2027	175	173
	Brighthouse Financial Inc.	4.700%	6/22/2047	228	159
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	225	228
	Brown & Brown Inc.	4.900%	6/23/2030	240	244
	Brown & Brown Inc.	5.550%	6/23/2035	260	265
	Brown & Brown Inc.	6.250%	6/23/2055	250	254
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	130	130
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	125	127
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	225	230
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	135	137
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	375	389
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	500	503
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	220	224
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	200	208
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	250	254
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	355	342
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	460	504
	Capital One Financial Corp.	3.750%	3/9/2027	400	399
	Capital One Financial Corp.	3.650%	5/11/2027	420	419
	Capital One Financial Corp.	3.800%	1/31/2028	604	602
	Capital One Financial Corp.	4.927%	5/10/2028	425	429
	Capital One Financial Corp.	5.468%	2/1/2029	335	343
	Capital One Financial Corp.	6.312%	6/8/2029	255	267
	Capital One Financial Corp.	5.700%	2/1/2030	210	219
	Capital One Financial Corp.	3.273%	3/1/2030	228	222
	Capital One Financial Corp.	5.247%	7/26/2030	90	93
	Capital One Financial Corp.	5.463%	7/26/2030	242	251
	Capital One Financial Corp.	4.493%	9/11/2031	355	355
[2]	Capital One Financial Corp.	7.624%	10/30/2031	855	966
	Capital One Financial Corp.	2.359%	7/29/2032	255	225
	Capital One Financial Corp.	6.700%	11/29/2032	175	195
	Capital One Financial Corp.	5.268%	5/10/2033	255	261
	Capital One Financial Corp.	5.817%	2/1/2034	545	575
	Capital One Financial Corp.	6.377%	6/8/2034	420	455
	Capital One Financial Corp.	7.964%	11/2/2034	385	453
	Capital One Financial Corp.	6.051%	2/1/2035	160	170
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.884%	7/26/2035	162	171
	Capital One Financial Corp.	6.183%	1/30/2036	365	380
	Capital One Financial Corp.	5.197%	9/11/2036	400	399
[2]	Capital One NA	4.650%	9/13/2028	320	325
	Charles Schwab Corp.	2.450%	3/3/2027	805	795
	Charles Schwab Corp.	2.000%	3/20/2028	185	179
	Charles Schwab Corp.	5.643%	5/19/2029	430	446
	Charles Schwab Corp.	6.196%	11/17/2029	265	281
	Charles Schwab Corp.	1.650%	3/11/2031	125	111
	Charles Schwab Corp.	2.300%	5/13/2031	315	288
	Charles Schwab Corp.	4.343%	11/14/2031	485	488
	Charles Schwab Corp.	1.950%	12/1/2031	370	328
	Charles Schwab Corp.	2.900%	3/3/2032	280	259
	Charles Schwab Corp.	5.853%	5/19/2034	380	408
	Charles Schwab Corp.	6.136%	8/24/2034	220	240
	Chubb INA Holdings LLC	1.375%	9/15/2030	440	392
	Chubb INA Holdings LLC	5.000%	3/15/2034	335	345
	Chubb INA Holdings LLC	4.900%	8/15/2035	380	386
	Chubb INA Holdings LLC	6.000%	5/11/2037	280	306
	Chubb INA Holdings LLC	4.350%	11/3/2045	310	272
	Chubb INA Holdings LLC	3.050%	12/15/2061	230	144
	Citibank NA	5.803%	9/29/2028	425	445
	Citibank NA	4.838%	8/6/2029	760	781
[2]	Citibank NA	4.914%	5/29/2030	350	361
[2]	Citibank NA	5.570%	4/30/2034	325	345
	Citigroup Inc.	4.450%	9/29/2027	1,360	1,368
	Citigroup Inc.	4.643%	5/7/2028	170	171
	Citigroup Inc.	4.658%	5/24/2028	285	287
[2]	Citigroup Inc.	3.668%	7/24/2028	455	453
	Citigroup Inc.	4.125%	7/25/2028	645	646
[2]	Citigroup Inc.	3.520%	10/27/2028	385	382
	Citigroup Inc.	4.786%	3/4/2029	225	228
[2]	Citigroup Inc.	4.075%	4/23/2029	670	670
	Citigroup Inc.	5.174%	2/13/2030	1,130	1,164
[2]	Citigroup Inc.	3.980%	3/20/2030	820	817
	Citigroup Inc.	4.542%	9/19/2030	560	566
[2]	Citigroup Inc.	2.976%	11/5/2030	585	561
[2]	Citigroup Inc.	2.666%	1/29/2031	445	420
[2]	Citigroup Inc.	4.412%	3/31/2031	585	588
	Citigroup Inc.	4.952%	5/7/2031	800	822
[2]	Citigroup Inc.	2.572%	6/3/2031	730	682
	Citigroup Inc.	2.561%	5/1/2032	665	609
	Citigroup Inc.	6.625%	6/15/2032	415	462
	Citigroup Inc.	2.520%	11/3/2032	510	461
	Citigroup Inc.	3.057%	1/25/2033	785	726
	Citigroup Inc.	3.785%	3/17/2033	635	610
	Citigroup Inc.	4.910%	5/24/2033	693	706
	Citigroup Inc.	6.270%	11/17/2033	490	538
	Citigroup Inc.	6.174%	5/25/2034	895	955
	Citigroup Inc.	5.592%	11/19/2034	435	448
	Citigroup Inc.	5.827%	2/13/2035	460	479
	Citigroup Inc.	5.449%	6/11/2035	840	875
	Citigroup Inc.	6.020%	1/24/2036	430	451
[2]	Citigroup Inc.	5.333%	3/27/2036	580	598
	Citigroup Inc.	5.174%	9/11/2036	785	798
[2]	Citigroup Inc.	3.878%	1/24/2039	286	255
	Citigroup Inc.	8.125%	7/15/2039	397	511
	Citigroup Inc.	5.411%	9/19/2039	640	644
[2]	Citigroup Inc.	5.316%	3/26/2041	295	296
	Citigroup Inc.	5.875%	1/30/2042	725	767
	Citigroup Inc.	2.904%	11/3/2042	280	208
	Citigroup Inc.	6.675%	9/13/2043	220	248
	Citigroup Inc.	5.300%	5/6/2044	145	141
	Citigroup Inc.	4.650%	7/30/2045	445	406
	Citigroup Inc.	4.750%	5/18/2046	435	387
[2]	Citigroup Inc.	4.281%	4/24/2048	180	154
	Citigroup Inc.	4.650%	7/23/2048	855	763
	Citigroup Inc.	5.612%	3/4/2056	731	734
	Citizens Bank NA	4.575%	8/9/2028	34	34
	Citizens Financial Group Inc.	5.841%	1/23/2030	185	193
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	3.250%	4/30/2030	229	220
	Citizens Financial Group Inc.	5.253%	3/5/2031	90	93
	Citizens Financial Group Inc.	5.718%	7/23/2032	287	302
	Citizens Financial Group Inc.	6.645%	4/25/2035	265	293
	CME Group Inc.	4.400%	3/15/2030	150	153
	CME Group Inc.	2.650%	3/15/2032	495	458
	CME Group Inc.	5.300%	9/15/2043	278	284
	Cooperatieve Rabobank UA	4.883%	1/21/2028	220	225
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	256
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	380	385
	Cooperatieve Rabobank UA	5.750%	12/1/2043	450	458
	Cooperatieve Rabobank UA	5.250%	8/4/2045	260	248
	Corebridge Financial Inc.	3.650%	4/5/2027	308	306
	Corebridge Financial Inc.	3.850%	4/5/2029	250	247
	Corebridge Financial Inc.	3.900%	4/5/2032	272	258
	Corebridge Financial Inc.	5.750%	1/15/2034	240	248
	Corebridge Financial Inc.	4.400%	4/5/2052	335	266
	Corebridge Financial Inc.	6.875%	12/15/2052	235	241
	Corebridge Financial Inc.	6.375%	9/15/2054	370	371
[2]	Deutsche Bank AG	5.373%	1/10/2029	60	61
	Deutsche Bank AG	6.720%	1/18/2029	510	533
	Deutsche Bank AG	5.414%	5/10/2029	250	261
	Deutsche Bank AG	6.819%	11/20/2029	285	304
	Deutsche Bank AG	4.999%	9/11/2030	365	373
	Deutsche Bank AG	5.297%	5/9/2031	520	537
	Deutsche Bank AG	4.950%	8/4/2031	431	439
[2]	Deutsche Bank AG	3.547%	9/18/2031	395	379
	Deutsche Bank AG	3.729%	1/14/2032	185	176
	Deutsche Bank AG	3.035%	5/28/2032	385	357
	Deutsche Bank AG	4.875%	12/1/2032	190	191
	Deutsche Bank AG	3.742%	1/7/2033	200	187
	Deutsche Bank AG	7.079%	2/10/2034	575	633
	Deutsche Bank AG	5.403%	9/11/2035	570	584
	Enact Holdings Inc.	6.250%	5/28/2029	125	131
	Equitable Holdings Inc.	4.350%	4/20/2028	111	111
	Equitable Holdings Inc.	5.000%	4/20/2048	284	253
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	305	212
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	265	168
	Fifth Third Bancorp	2.550%	5/5/2027	258	254
	Fifth Third Bancorp	6.361%	10/27/2028	215	223
	Fifth Third Bancorp	6.339%	7/27/2029	385	405
	Fifth Third Bancorp	4.772%	7/28/2030	262	266
	Fifth Third Bancorp	4.895%	9/6/2030	75	77
	Fifth Third Bancorp	5.631%	1/29/2032	210	221
	Fifth Third Bancorp	4.566%	4/29/2032	254	255
	Fifth Third Bancorp	5.141%	1/29/2037	275	276
	Fifth Third Bancorp	8.250%	3/1/2038	269	333
	Fifth Third Financial Corp.	5.982%	1/30/2030	320	335
	First Citizens BancShares Inc.	6.254%	3/12/2040	195	199
	Franklin Resources Inc.	1.600%	10/30/2030	130	117
	FS KKR Capital Corp.	3.125%	10/12/2028	70	64
	Global Payments Inc.	3.200%	8/15/2029	200	192
	Global Payments Inc.	2.900%	5/15/2030	160	149
	Global Payments Inc.	4.875%	11/15/2030	500	499
	Global Payments Inc.	2.900%	11/15/2031	300	270
	Global Payments Inc.	5.400%	8/15/2032	550	560
	Global Payments Inc.	4.150%	8/15/2049	245	182
	Global Payments Inc.	5.950%	8/15/2052	250	238
	Goldman Sachs Capital I	6.345%	2/15/2034	603	649
	Goldman Sachs Group Inc.	3.615%	3/15/2028	550	547
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	670	667
	Goldman Sachs Group Inc.	4.482%	8/23/2028	640	644
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,445	1,445
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	709	705
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	683	685
	Goldman Sachs Group Inc.	6.484%	10/24/2029	585	619
	Goldman Sachs Group Inc.	2.600%	2/7/2030	765	723
	Goldman Sachs Group Inc.	3.800%	3/15/2030	485	480
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,145	1,174
	Goldman Sachs Group Inc.	4.692%	10/23/2030	735	746
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	560	580
	Goldman Sachs Group Inc.	5.218%	4/23/2031	810	839
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	455	455
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,500	1,509
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,255	1,123
	Goldman Sachs Group Inc.	2.615%	4/22/2032	665	611
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,008	909
	Goldman Sachs Group Inc.	2.650%	10/21/2032	505	460
	Goldman Sachs Group Inc.	6.125%	2/15/2033	1,150	1,260
	Goldman Sachs Group Inc.	3.102%	2/24/2033	745	691
	Goldman Sachs Group Inc.	6.561%	10/24/2034	120	134
	Goldman Sachs Group Inc.	5.851%	4/25/2035	630	672
	Goldman Sachs Group Inc.	5.330%	7/23/2035	1,116	1,149
	Goldman Sachs Group Inc.	5.016%	10/23/2035	999	1,010
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,170	1,224
	Goldman Sachs Group Inc.	4.939%	10/21/2036	610	607
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,400	1,409
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,200	1,345
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	435	393
[2]	Goldman Sachs Group Inc.	4.411%	4/23/2039	330	307
	Goldman Sachs Group Inc.	6.250%	2/1/2041	780	853
	Goldman Sachs Group Inc.	5.387%	2/2/2041	570	566
	Goldman Sachs Group Inc.	3.210%	4/22/2042	465	358
	Goldman Sachs Group Inc.	2.908%	7/21/2042	300	222
	Goldman Sachs Group Inc.	3.436%	2/24/2043	590	463
	Goldman Sachs Group Inc.	5.150%	5/22/2045	570	536
	Goldman Sachs Group Inc.	4.750%	10/21/2045	335	304
	Goldman Sachs Group Inc.	5.561%	11/19/2045	860	861
	Goldman Sachs Group Inc.	5.541%	1/21/2047	775	771
	Goldman Sachs Group Inc.	5.734%	1/28/2056	690	700
	Golub Capital BDC Inc.	6.000%	7/15/2029	135	135
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	365	377
	Hartford Insurance Group Inc.	3.600%	8/19/2049	250	186
[2]	HSBC Holdings plc	4.041%	3/13/2028	720	720
	HSBC Holdings plc	5.597%	5/17/2028	520	529
	HSBC Holdings plc	4.755%	6/9/2028	545	550
	HSBC Holdings plc	5.210%	8/11/2028	625	635
[2]	HSBC Holdings plc	2.013%	9/22/2028	245	238
	HSBC Holdings plc	7.390%	11/3/2028	865	911
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	250	254
	HSBC Holdings plc	6.161%	3/9/2029	645	671
[2]	HSBC Holdings plc	4.583%	6/19/2029	560	565
	HSBC Holdings plc	2.206%	8/17/2029	1,090	1,041
	HSBC Holdings plc	5.546%	3/4/2030	330	343
	HSBC Holdings plc	4.950%	3/31/2030	770	794
[2]	HSBC Holdings plc	3.973%	5/22/2030	835	829
	HSBC Holdings plc	5.286%	11/19/2030	365	378
	HSBC Holdings plc	5.130%	3/3/2031	340	351
	HSBC Holdings plc	5.240%	5/13/2031	560	580
[2]	HSBC Holdings plc	2.848%	6/4/2031	595	561
[2]	HSBC Holdings plc	2.357%	8/18/2031	555	511
	HSBC Holdings plc	4.619%	11/6/2031	560	566
	HSBC Holdings plc	5.733%	5/17/2032	315	334
	HSBC Holdings plc	2.804%	5/24/2032	680	627
	HSBC Holdings plc	2.871%	11/22/2032	270	248
	HSBC Holdings plc	4.762%	3/29/2033	615	616
	HSBC Holdings plc	5.402%	8/11/2033	781	816
	HSBC Holdings plc	8.113%	11/3/2033	460	543
	HSBC Holdings plc	6.254%	3/9/2034	485	530
	HSBC Holdings plc	6.547%	6/20/2034	700	760
	HSBC Holdings plc	7.399%	11/13/2034	335	383
	HSBC Holdings plc	5.719%	3/4/2035	280	297
	HSBC Holdings plc	5.874%	11/18/2035	365	383
	HSBC Holdings plc	5.450%	3/3/2036	565	586
	HSBC Holdings plc	5.790%	5/13/2036	615	654
	HSBC Holdings plc	5.741%	9/10/2036	755	782
	HSBC Holdings plc	6.500%	9/15/2037	310	345
[2]	HSBC Holdings plc	6.500%	9/15/2037	324	354
	HSBC Holdings plc	6.100%	1/14/2042	225	246
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.332%	3/9/2044	910	1,007
	HSBC Holdings plc	5.250%	3/14/2044	527	518
	HSBC USA Inc.	5.294%	3/4/2027	295	299
	HSBC USA Inc.	4.650%	6/3/2028	825	839
	Huntington Bancshares Inc.	4.443%	8/4/2028	155	156
	Huntington Bancshares Inc.	6.208%	8/21/2029	454	477
	Huntington Bancshares Inc.	2.550%	2/4/2030	390	367
	Huntington Bancshares Inc.	5.272%	1/15/2031	220	228
	Huntington Bancshares Inc.	4.623%	1/28/2032	254	256
	Huntington Bancshares Inc.	5.709%	2/2/2035	185	195
	Huntington Bancshares Inc.	5.605%	1/28/2041	191	192
	Huntington National Bank	4.871%	4/12/2028	250	252
	Huntington National Bank	4.552%	5/17/2028	175	176
	Huntington National Bank	5.650%	1/10/2030	210	221
	ING Groep NV	3.950%	3/29/2027	275	275
	ING Groep NV	4.017%	3/28/2028	535	535
	ING Groep NV	4.550%	10/2/2028	350	355
	ING Groep NV	4.858%	3/25/2029	315	320
	ING Groep NV	4.050%	4/9/2029	101	101
	ING Groep NV	5.335%	3/19/2030	100	104
	ING Groep NV	2.727%	4/1/2032	195	181
	ING Groep NV	4.252%	3/28/2033	205	203
	ING Groep NV	6.114%	9/11/2034	300	327
	ING Groep NV	5.550%	3/19/2035	475	498
	ING Groep NV	5.525%	3/25/2036	200	209
	Intercontinental Exchange Inc.	4.000%	9/15/2027	340	341
	Intercontinental Exchange Inc.	3.625%	9/1/2028	315	313
	Intercontinental Exchange Inc.	4.350%	6/15/2029	205	208
	Intercontinental Exchange Inc.	2.100%	6/15/2030	395	365
	Intercontinental Exchange Inc.	5.250%	6/15/2031	40	42
	Intercontinental Exchange Inc.	1.850%	9/15/2032	405	349
	Intercontinental Exchange Inc.	4.600%	3/15/2033	400	406
	Intercontinental Exchange Inc.	2.650%	9/15/2040	270	202
	Intercontinental Exchange Inc.	4.250%	9/21/2048	400	334
	Intercontinental Exchange Inc.	3.000%	6/15/2050	547	361
	Intercontinental Exchange Inc.	4.950%	6/15/2052	445	406
	Intercontinental Exchange Inc.	3.000%	9/15/2060	325	195
	Intercontinental Exchange Inc.	5.200%	6/15/2062	275	255
	JPMorgan Chase & Co.	4.250%	10/1/2027	700	705
	JPMorgan Chase & Co.	3.625%	12/1/2027	360	358
	JPMorgan Chase & Co.	5.571%	4/22/2028	795	809
	JPMorgan Chase & Co.	4.323%	4/26/2028	535	537
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	625	621
	JPMorgan Chase & Co.	4.979%	7/22/2028	750	759
	JPMorgan Chase & Co.	4.851%	7/25/2028	925	936
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,015	1,024
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	655	649
	JPMorgan Chase & Co.	4.915%	1/24/2029	725	738
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	625	625
	JPMorgan Chase & Co.	2.069%	6/1/2029	325	312
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	960	964
	JPMorgan Chase & Co.	5.299%	7/24/2029	580	597
	JPMorgan Chase & Co.	6.087%	10/23/2029	985	1,035
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	435	440
	JPMorgan Chase & Co.	5.012%	1/23/2030	705	724
	JPMorgan Chase & Co.	5.581%	4/22/2030	575	601
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	440	435
	JPMorgan Chase & Co.	4.565%	6/14/2030	502	510
	JPMorgan Chase & Co.	4.995%	7/22/2030	831	856
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	850	813
	JPMorgan Chase & Co.	4.603%	10/22/2030	450	458
	JPMorgan Chase & Co.	5.140%	1/24/2031	970	1,006
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	710	720
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	465	436
	JPMorgan Chase & Co.	5.103%	4/22/2031	555	575
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	710	675
	JPMorgan Chase & Co.	4.255%	10/22/2031	175	175
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,135	1,017
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,500	1,507
	JPMorgan Chase & Co.	1.953%	2/4/2032	905	812
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.580%	4/22/2032	1,115	1,028
	JPMorgan Chase & Co.	2.545%	11/8/2032	1,198	1,091
	JPMorgan Chase & Co.	2.963%	1/25/2033	760	704
	JPMorgan Chase & Co.	4.586%	4/26/2033	565	570
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,070	1,097
	JPMorgan Chase & Co.	5.717%	9/14/2033	785	832
	JPMorgan Chase & Co.	5.350%	6/1/2034	1,000	1,047
	JPMorgan Chase & Co.	6.254%	10/23/2034	570	627
	JPMorgan Chase & Co.	5.336%	1/23/2035	800	833
	JPMorgan Chase & Co.	5.766%	4/22/2035	715	765
	JPMorgan Chase & Co.	5.294%	7/22/2035	712	739
	JPMorgan Chase & Co.	4.946%	10/22/2035	725	735
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,280	1,346
	JPMorgan Chase & Co.	5.572%	4/22/2036	610	644
	JPMorgan Chase & Co.	5.576%	7/23/2036	780	811
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,010	1,007
	JPMorgan Chase & Co.	4.898%	1/22/2037	750	754
	JPMorgan Chase & Co.	5.193%	2/5/2037	400	404
	JPMorgan Chase & Co.	6.400%	5/15/2038	792	901
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	500	453
	JPMorgan Chase & Co.	5.500%	10/15/2040	595	627
	JPMorgan Chase & Co.	5.600%	7/15/2041	330	345
	JPMorgan Chase & Co.	2.525%	11/19/2041	525	383
	JPMorgan Chase & Co.	5.400%	1/6/2042	740	758
	JPMorgan Chase & Co.	3.157%	4/22/2042	370	289
	JPMorgan Chase & Co.	5.625%	8/16/2043	410	423
	JPMorgan Chase & Co.	4.850%	2/1/2044	451	432
	JPMorgan Chase & Co.	4.950%	6/1/2045	485	460
	JPMorgan Chase & Co.	5.534%	11/29/2045	585	597
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	410	352
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	375	310
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	710	579
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	680	546
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	528	362
	JPMorgan Chase & Co.	3.328%	4/22/2052	625	447
[2]	Keybank National Association	5.850%	11/15/2027	780	803
[2]	Keybank National Association	4.900%	8/8/2032	100	100
	Keybank National Association	5.000%	1/26/2033	180	182
[2]	KeyCorp	2.550%	10/1/2029	155	147
[2]	KeyCorp	5.121%	4/4/2031	120	123
[2]	KeyCorp	4.789%	6/1/2033	230	231
	KeyCorp	6.401%	3/6/2035	230	250
	KeyCorp	5.305%	1/28/2037	191	193
	Lloyds Banking Group plc	3.750%	3/18/2028	201	201
	Lloyds Banking Group plc	4.375%	3/22/2028	365	368
	Lloyds Banking Group plc	4.550%	8/16/2028	295	299
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	495	492
	Lloyds Banking Group plc	5.087%	11/26/2028	450	458
	Lloyds Banking Group plc	5.871%	3/6/2029	180	186
	Lloyds Banking Group plc	4.818%	6/13/2029	200	203
	Lloyds Banking Group plc	5.721%	6/5/2030	230	241
	Lloyds Banking Group plc	4.425%	11/4/2031	445	447
	Lloyds Banking Group plc	4.976%	8/11/2033	345	353
	Lloyds Banking Group plc	7.953%	11/15/2033	230	270
	Lloyds Banking Group plc	5.679%	1/5/2035	565	598
	Lloyds Banking Group plc	5.590%	11/26/2035	200	210
	Lloyds Banking Group plc	6.068%	6/13/2036	510	537
	Lloyds Banking Group plc	4.943%	11/4/2036	330	328
	Lloyds Banking Group plc	5.300%	12/1/2045	330	318
	Lloyds Banking Group plc	3.369%	12/14/2046	325	246
	Lloyds Banking Group plc	4.344%	1/9/2048	350	297
	LPL Holdings Inc.	6.750%	11/17/2028	290	308
	LPL Holdings Inc.	5.200%	3/15/2030	150	153
	M&T Bank Corp.	7.413%	10/30/2029	325	352
	M&T Bank Corp.	5.179%	7/8/2031	300	310
	M&T Bank Corp.	6.082%	3/13/2032	290	310
	M&T Bank Corp.	5.053%	1/27/2034	255	259
[2]	M&T Bank Corp.	5.385%	1/16/2036	255	261
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	360	365
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	340	343
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	463	468
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	145	148
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	185	170
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	300	309
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	540	549
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	330	299
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	230	229
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	400	384
	Mastercard Inc.	3.300%	3/26/2027	180	179
	Mastercard Inc.	4.100%	1/15/2028	100	101
	Mastercard Inc.	4.875%	3/9/2028	400	409
	Mastercard Inc.	2.950%	6/1/2029	191	186
	Mastercard Inc.	3.350%	3/26/2030	275	270
	Mastercard Inc.	2.000%	11/18/2031	260	234
	Mastercard Inc.	4.350%	1/15/2032	322	326
	Mastercard Inc.	4.850%	3/9/2033	40	41
	Mastercard Inc.	4.875%	5/9/2034	275	283
	Mastercard Inc.	4.550%	1/15/2035	196	197
	Mastercard Inc.	3.650%	6/1/2049	245	189
	Mastercard Inc.	3.850%	3/26/2050	430	340
	MetLife Inc.	4.550%	3/23/2030	290	296
	MetLife Inc.	5.375%	7/15/2033	125	132
	MetLife Inc.	6.375%	6/15/2034	35	39
	MetLife Inc.	5.300%	12/15/2034	140	146
	MetLife Inc.	5.700%	6/15/2035	425	453
[2]	MetLife Inc.	6.400%	12/15/2036	295	309
	MetLife Inc.	5.875%	2/6/2041	290	305
	MetLife Inc.	4.125%	8/13/2042	180	153
	MetLife Inc.	4.875%	11/13/2043	260	241
	MetLife Inc.	4.050%	3/1/2045	430	355
	MetLife Inc.	4.600%	5/13/2046	120	106
	MetLife Inc.	5.000%	7/15/2052	280	253
	MetLife Inc.	5.250%	1/15/2054	185	174
[2]	MetLife Inc.	6.350%	3/15/2055	210	219
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	280	278
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	320	321
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	115	115
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	255	259
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	201
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	285	291
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	190	195
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	355	354
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	775	754
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	300	283
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	207
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	370	340
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	585	607
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	245	254
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	585	591
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	415	376
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	191	174
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	180	166
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	555	576
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	120	127
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	285	300
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	245	258
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	495	520
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	300	317
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	500	506
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	430	382
	Mizuho Financial Group Inc.	3.170%	9/11/2027	135	134
	Mizuho Financial Group Inc.	4.018%	3/5/2028	265	266
	Mizuho Financial Group Inc.	5.414%	9/13/2028	125	128
	Mizuho Financial Group Inc.	5.667%	5/27/2029	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/2029	270	281
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	390	392
	Mizuho Financial Group Inc.	5.376%	5/26/2030	280	291
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	130	126
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	445	409
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	260	236
	Mizuho Financial Group Inc.	2.564%	9/13/2031	231	210
	Mizuho Financial Group Inc.	5.669%	9/13/2033	335	358
	Mizuho Financial Group Inc.	5.754%	5/27/2034	300	320
	Mizuho Financial Group Inc.	5.748%	7/6/2034	300	320
	Mizuho Financial Group Inc.	5.579%	5/26/2035	150	159
	Mizuho Financial Group Inc.	5.323%	7/8/2036	660	684
	Morgan Stanley	3.950%	4/23/2027	570	570
[2]	Morgan Stanley	5.652%	4/13/2028	260	265
[2]	Morgan Stanley	3.591%	7/22/2028	880	875
	Morgan Stanley	6.296%	10/18/2028	685	710
[2]	Morgan Stanley	3.772%	1/24/2029	585	583
	Morgan Stanley	5.123%	2/1/2029	410	418
[2]	Morgan Stanley	4.994%	4/12/2029	325	331
[2]	Morgan Stanley	5.164%	4/20/2029	480	491
	Morgan Stanley	5.449%	7/20/2029	385	397
	Morgan Stanley	6.407%	11/1/2029	400	423
	Morgan Stanley	5.173%	1/16/2030	710	730
[2]	Morgan Stanley	4.431%	1/23/2030	725	731
	Morgan Stanley	5.656%	4/18/2030	860	898
	Morgan Stanley	5.042%	7/19/2030	700	719
	Morgan Stanley	4.654%	10/18/2030	1,310	1,331
	Morgan Stanley	5.230%	1/15/2031	660	683
[2]	Morgan Stanley	2.699%	1/22/2031	1,295	1,224
[2]	Morgan Stanley	3.622%	4/1/2031	705	689
	Morgan Stanley	5.192%	4/17/2031	1,095	1,134
[2]	Morgan Stanley	4.356%	10/22/2031	550	551
[2]	Morgan Stanley	1.794%	2/13/2032	1,090	965
	Morgan Stanley	7.250%	4/1/2032	560	648
[2]	Morgan Stanley	1.928%	4/28/2032	1,010	896
[2]	Morgan Stanley	2.239%	7/21/2032	685	614
[2]	Morgan Stanley	2.511%	10/20/2032	1,080	979
	Morgan Stanley	2.943%	1/21/2033	585	539
	Morgan Stanley	4.889%	7/20/2033	300	306
	Morgan Stanley	6.342%	10/18/2033	745	819
[2]	Morgan Stanley	5.250%	4/21/2034	645	668
[2]	Morgan Stanley	5.424%	7/21/2034	440	459
	Morgan Stanley	6.627%	11/1/2034	460	516
	Morgan Stanley	5.466%	1/18/2035	530	554
	Morgan Stanley	5.831%	4/19/2035	665	710
	Morgan Stanley	5.320%	7/19/2035	1,069	1,106
	Morgan Stanley	5.587%	1/18/2036	1,010	1,061
	Morgan Stanley	5.664%	4/17/2036	610	645
	Morgan Stanley	2.484%	9/16/2036	650	575
[2]	Morgan Stanley	4.892%	10/22/2036	800	796
	Morgan Stanley	5.297%	4/20/2037	400	410
	Morgan Stanley	5.948%	1/19/2038	470	496
[2]	Morgan Stanley	3.971%	7/22/2038	600	545
	Morgan Stanley	5.942%	2/7/2039	315	332
[2]	Morgan Stanley	4.457%	4/22/2039	610	578
	Morgan Stanley	5.314%	1/18/2041	400	398
	Morgan Stanley	3.217%	4/22/2042	380	300
	Morgan Stanley	6.375%	7/24/2042	480	536
	Morgan Stanley	4.300%	1/27/2045	830	723
[2]	Morgan Stanley	4.375%	1/22/2047	685	595
[2]	Morgan Stanley	5.597%	3/24/2051	560	566
[2]	Morgan Stanley	2.802%	1/25/2052	385	247
	Morgan Stanley	5.516%	11/19/2055	865	863
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	625	636
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	910	922
	Morgan Stanley Bank NA	5.016%	1/12/2029	345	352
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,000	1,006
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	710	712
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	570	580
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	605	608
	Nasdaq Inc.	5.350%	6/28/2028	279	287
	Nasdaq Inc.	5.550%	2/15/2034	337	355
	Nasdaq Inc.	5.950%	8/15/2053	295	306
	Nasdaq Inc.	6.100%	6/28/2063	140	145
	National Australia Bank Ltd.	3.905%	6/9/2027	40	40
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	5.087%	6/11/2027	430	437
	National Australia Bank Ltd.	4.944%	1/12/2028	410	419
	National Australia Bank Ltd.	4.308%	6/13/2028	250	253
	National Australia Bank Ltd.	4.787%	1/10/2029	285	293
	National Australia Bank Ltd.	4.901%	1/14/2030	250	259
	National Australia Bank Ltd.	4.534%	6/13/2030	345	354
	National Bank of Canada	5.600%	12/18/2028	465	485
	National Bank of Canada	4.500%	10/10/2029	435	442
	NatWest Group plc	5.583%	3/1/2028	225	229
[2]	NatWest Group plc	3.073%	5/22/2028	310	307
	NatWest Group plc	5.516%	9/30/2028	615	629
[2]	NatWest Group plc	4.892%	5/18/2029	305	310
	NatWest Group plc	5.808%	9/13/2029	210	219
[2]	NatWest Group plc	5.076%	1/27/2030	560	574
[2]	NatWest Group plc	4.445%	5/8/2030	255	257
	NatWest Group plc	4.964%	8/15/2030	255	261
	NatWest Group plc	6.016%	3/2/2034	405	436
	NatWest Group plc	6.475%	6/1/2034	385	406
	NatWest Group plc	5.778%	3/1/2035	335	356
[2]	NatWest Group plc	3.032%	11/28/2035	180	168
	Nomura Holdings Inc.	6.070%	7/12/2028	100	104
	Nomura Holdings Inc.	2.172%	7/14/2028	205	196
	Nomura Holdings Inc.	3.103%	1/16/2030	210	201
	Nomura Holdings Inc.	2.679%	7/16/2030	140	131
	Nomura Holdings Inc.	2.608%	7/14/2031	350	319
	Nomura Holdings Inc.	2.999%	1/22/2032	305	281
	Nomura Holdings Inc.	6.181%	1/18/2033	135	147
	Nomura Holdings Inc.	5.783%	7/3/2034	310	329
	Nomura Holdings Inc.	5.043%	6/10/2036	300	301
	Northern Trust Corp.	1.950%	5/1/2030	170	157
	Northern Trust Corp.	6.125%	11/2/2032	335	367
	PayPal Holdings Inc.	2.850%	10/1/2029	490	473
	PayPal Holdings Inc.	2.300%	6/1/2030	195	182
	PayPal Holdings Inc.	4.400%	6/1/2032	375	376
	PayPal Holdings Inc.	5.150%	6/1/2034	160	163
	PayPal Holdings Inc.	3.250%	6/1/2050	485	337
	PayPal Holdings Inc.	5.050%	6/1/2052	255	228
[2]	PNC Bank NA	3.100%	10/25/2027	330	326
[2]	PNC Bank NA	4.050%	7/26/2028	600	601
[2]	PNC Bank NA	2.700%	10/22/2029	255	243
	PNC Financial Services Group Inc.	3.150%	5/19/2027	236	234
	PNC Financial Services Group Inc.	5.354%	12/2/2028	835	856
	PNC Financial Services Group Inc.	3.450%	4/23/2029	385	381
	PNC Financial Services Group Inc.	5.582%	6/12/2029	865	896
	PNC Financial Services Group Inc.	2.550%	1/22/2030	685	649
	PNC Financial Services Group Inc.	5.492%	5/14/2030	500	522
	PNC Financial Services Group Inc.	5.222%	1/29/2031	165	171
	PNC Financial Services Group Inc.	4.899%	5/13/2031	325	334
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	337
	PNC Financial Services Group Inc.	4.812%	10/21/2032	795	812
	PNC Financial Services Group Inc.	4.626%	6/6/2033	230	229
	PNC Financial Services Group Inc.	6.037%	10/28/2033	345	374
	PNC Financial Services Group Inc.	5.068%	1/24/2034	260	268
	PNC Financial Services Group Inc.	5.939%	8/18/2034	220	238
	PNC Financial Services Group Inc.	6.875%	10/20/2034	425	482
	PNC Financial Services Group Inc.	5.676%	1/22/2035	425	451
	PNC Financial Services Group Inc.	5.401%	7/23/2035	430	448
	PNC Financial Services Group Inc.	5.575%	1/29/2036	535	564
	PNC Financial Services Group Inc.	5.373%	7/21/2036	300	311
	PNC Financial Services Group Inc.	5.423%	1/25/2041	610	616
	Progressive Corp.	4.125%	4/15/2047	205	170
	Prudential Financial Inc.	5.200%	3/14/2035	370	379
[2]	Prudential Financial Inc.	5.700%	12/14/2036	175	185
[2]	Prudential Financial Inc.	4.600%	5/15/2044	90	80
[2]	Prudential Financial Inc.	4.500%	9/15/2047	545	538
	Prudential Financial Inc.	3.905%	12/7/2047	190	149
[2]	Prudential Financial Inc.	5.700%	9/15/2048	510	515
	Prudential Financial Inc.	3.935%	12/7/2049	245	189
[2]	Prudential Financial Inc.	4.350%	2/25/2050	220	179
[2]	Prudential Financial Inc.	3.700%	10/1/2050	185	173
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Prudential Financial Inc.	3.700%	3/13/2051	350	256
	Prudential Financial Inc.	5.125%	3/1/2052	310	305
	Prudential Financial Inc.	6.000%	9/1/2052	155	161
	Prudential Financial Inc.	6.500%	3/15/2054	345	364
	Prudential Funding Asia plc	3.125%	4/14/2030	235	227
	Raymond James Financial Inc.	4.950%	7/15/2046	175	161
	Raymond James Financial Inc.	3.750%	4/1/2051	490	363
	Regions Financial Corp.	5.722%	6/6/2030	123	129
	Regions Financial Corp.	5.502%	9/6/2035	390	403
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	145	153
	Royal Bank of Canada	3.625%	5/4/2027	370	369
[2]	Royal Bank of Canada	4.240%	8/3/2027	505	508
[2]	Royal Bank of Canada	6.000%	11/1/2027	460	476
[2]	Royal Bank of Canada	4.900%	1/12/2028	400	408
[2]	Royal Bank of Canada	5.200%	8/1/2028	185	191
[2]	Royal Bank of Canada	4.522%	10/18/2028	320	323
[2]	Royal Bank of Canada	4.965%	1/24/2029	205	209
[2]	Royal Bank of Canada	4.950%	2/1/2029	140	144
[2]	Royal Bank of Canada	4.969%	8/2/2030	580	596
[2]	Royal Bank of Canada	4.650%	10/18/2030	450	459
[2]	Royal Bank of Canada	5.153%	2/4/2031	647	671
[2]	Royal Bank of Canada	4.970%	5/2/2031	320	330
	Royal Bank of Canada	4.696%	8/6/2031	400	409
[2]	Royal Bank of Canada	2.300%	11/3/2031	465	424
	Royal Bank of Canada	3.875%	5/4/2032	205	201
[2]	Royal Bank of Canada	5.000%	2/1/2033	685	710
[2]	Royal Bank of Canada	5.000%	5/2/2033	305	316
[2]	Royal Bank of Canada	5.150%	2/1/2034	315	331
	Santander Holdings USA Inc.	4.400%	7/13/2027	345	346
	Santander Holdings USA Inc.	5.473%	3/20/2029	305	312
	Santander Holdings USA Inc.	6.174%	1/9/2030	340	355
	Santander Holdings USA Inc.	5.353%	9/6/2030	525	540
	Santander Holdings USA Inc.	6.342%	5/31/2035	300	323
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	435	433
	Santander UK Group Holdings plc	6.534%	1/10/2029	150	156
	Santander UK Group Holdings plc	4.858%	9/11/2030	300	305
	Santander UK Group Holdings plc	5.694%	4/15/2031	485	509
	State Street Corp.	4.993%	3/18/2027	185	187
	State Street Corp.	4.536%	2/28/2028	400	406
	State Street Corp.	4.530%	2/20/2029	245	248
	State Street Corp.	5.684%	11/21/2029	325	340
	State Street Corp.	2.400%	1/24/2030	356	338
	State Street Corp.	4.834%	4/24/2030	175	180
	State Street Corp.	2.200%	3/3/2031	410	373
	State Street Corp.	4.675%	10/22/2032	170	174
	State Street Corp.	4.164%	8/4/2033	162	160
	State Street Corp.	4.821%	1/26/2034	75	76
	State Street Corp.	5.159%	5/18/2034	110	114
	State Street Corp.	5.146%	2/28/2036	315	324
	State Street Corp.	4.784%	10/23/2036	245	245
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	200	199
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	450	447
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	412
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	185	184
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	375	391
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	85	85
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	475	495
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	380	361
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	250	251
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	50	52
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	700	678
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	460	486
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	265	252
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	196	205
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	425	391
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	224	205
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	310	327
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	226	203
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	170	180
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	350	376
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	245	264
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	635	672
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	305	309
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	390	294
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	208	230
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	410	428
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	250	255
	Synchrony Financial	3.950%	12/1/2027	215	214
	Synchrony Financial	5.935%	8/2/2030	100	104
	Synchrony Financial	5.450%	3/6/2031	255	261
	Synchrony Financial	2.875%	10/28/2031	215	193
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	355	352
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	360	364
	Toronto-Dominion Bank	4.108%	6/8/2027	695	697
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	305	309
	Toronto-Dominion Bank	5.156%	1/10/2028	348	356
	Toronto-Dominion Bank	3.913%	1/13/2028	320	320
	Toronto-Dominion Bank	4.861%	1/31/2028	152	155
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	505	523
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	300	309
	Toronto-Dominion Bank	4.783%	12/17/2029	245	252
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	700	719
	Toronto-Dominion Bank	4.411%	1/13/2031	500	506
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	725	654
	Toronto-Dominion Bank	5.298%	1/30/2032	210	221
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	366	345
	Toronto-Dominion Bank	4.456%	6/8/2032	349	352
	Toronto-Dominion Bank	5.146%	9/10/2034	300	306
[2]	Travelers Cos. Inc.	6.250%	6/15/2037	200	224
	Travelers Cos. Inc.	5.350%	11/1/2040	110	112
	Travelers Cos. Inc.	3.050%	6/8/2051	190	127
	Travelers Cos. Inc.	5.450%	5/25/2053	335	331
	Travelers Cos. Inc.	5.700%	7/24/2055	115	118
[2]	Truist Bank	4.144%	1/27/2029	500	501
[2]	Truist Bank	2.250%	3/11/2030	300	277
[2]	Truist Financial Corp.	4.123%	6/6/2028	590	591
[2]	Truist Financial Corp.	1.887%	6/7/2029	650	621
[2]	Truist Financial Corp.	7.161%	10/30/2029	935	1,006
[2]	Truist Financial Corp.	5.435%	1/24/2030	460	477
[2]	Truist Financial Corp.	1.950%	6/5/2030	140	129
[2]	Truist Financial Corp.	5.071%	5/20/2031	345	356
[2]	Truist Financial Corp.	5.153%	8/5/2032	985	1,022
[2]	Truist Financial Corp.	4.916%	7/28/2033	265	267
[2]	Truist Financial Corp.	6.123%	10/28/2033	405	439
[2]	Truist Financial Corp.	5.122%	1/26/2034	200	205
[2]	Truist Financial Corp.	5.867%	6/8/2034	120	128
[2]	Truist Financial Corp.	5.711%	1/24/2035	300	318
[2]	Truist Financial Corp.	4.964%	10/23/2036	535	533
	UBS AG	5.000%	7/9/2027	300	305
	UBS AG	7.500%	2/15/2028	409	438
	UBS AG	5.650%	9/11/2028	240	250
	UBS AG	4.500%	6/26/2048	505	444
	UBS Group AG	4.875%	5/15/2045	330	308
[2]	US Bancorp	3.150%	4/27/2027	255	254
[2]	US Bancorp	3.900%	4/26/2028	190	191
	US Bancorp	4.653%	2/1/2029	550	557
	US Bancorp	5.775%	6/12/2029	590	613
[2]	US Bancorp	3.000%	7/30/2029	285	277
	US Bancorp	5.384%	1/23/2030	360	373
[2]	US Bancorp	1.375%	7/22/2030	383	342
	US Bancorp	5.100%	7/23/2030	440	455
	US Bancorp	5.046%	2/12/2031	210	217
	US Bancorp	5.083%	5/15/2031	175	181
[2]	US Bancorp	2.677%	1/27/2033	315	287
[2]	US Bancorp	4.967%	7/22/2033	300	305
	US Bancorp	5.850%	10/21/2033	580	625
	US Bancorp	4.839%	2/1/2034	545	553
	US Bancorp	5.836%	6/12/2034	245	263
	US Bancorp	5.678%	1/23/2035	480	510
	US Bancorp	5.424%	2/12/2036	290	304
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	2.491%	11/3/2036	590	522
	US Bancorp	5.033%	1/26/2037	290	293
	US Bank NA	4.730%	5/15/2028	655	661
	Visa Inc.	1.900%	4/15/2027	540	530
	Visa Inc.	2.750%	9/15/2027	575	568
	Visa Inc.	2.050%	4/15/2030	475	444
	Visa Inc.	1.100%	2/15/2031	250	220
	Visa Inc.	4.150%	12/14/2035	545	534
	Visa Inc.	2.700%	4/15/2040	140	109
	Visa Inc.	4.300%	12/14/2045	950	836
	Visa Inc.	3.650%	9/15/2047	275	218
	Visa Inc.	2.000%	8/15/2050	215	118
	Wachovia Corp.	5.500%	8/1/2035	470	489
[2]	Wells Fargo & Co.	4.300%	7/22/2027	1,005	1,009
[2]	Wells Fargo & Co.	3.526%	3/24/2028	820	816
[2]	Wells Fargo & Co.	5.707%	4/22/2028	1,063	1,083
[2]	Wells Fargo & Co.	3.584%	5/22/2028	450	448
[2]	Wells Fargo & Co.	2.393%	6/2/2028	974	955
[2]	Wells Fargo & Co.	4.808%	7/25/2028	455	460
[2]	Wells Fargo & Co.	4.150%	1/24/2029	1,455	1,464
[2]	Wells Fargo & Co.	5.574%	7/25/2029	915	947
	Wells Fargo & Co.	6.303%	10/23/2029	1,095	1,155
	Wells Fargo & Co.	5.198%	1/23/2030	870	896
[2]	Wells Fargo & Co.	2.879%	10/30/2030	825	789
	Wells Fargo & Co.	5.244%	1/24/2031	925	960
[2]	Wells Fargo & Co.	2.572%	2/11/2031	600	565
[2]	Wells Fargo & Co.	4.478%	4/4/2031	720	727
	Wells Fargo & Co.	5.150%	4/23/2031	300	311
[2]	Wells Fargo & Co.	3.350%	3/2/2033	805	756
[2]	Wells Fargo & Co.	4.897%	7/25/2033	830	846
	Wells Fargo & Co.	5.389%	4/24/2034	715	745
[2]	Wells Fargo & Co.	5.557%	7/25/2034	720	757
	Wells Fargo & Co.	6.491%	10/23/2034	690	766
	Wells Fargo & Co.	5.499%	1/23/2035	898	940
	Wells Fargo & Co.	5.211%	12/3/2035	1,265	1,298
	Wells Fargo & Co.	5.605%	4/23/2036	1,015	1,068
	Wells Fargo & Co.	4.960%	1/23/2037	1,400	1,405
[2]	Wells Fargo & Co.	3.068%	4/30/2041	745	581
	Wells Fargo & Co.	5.375%	11/2/2043	345	337
	Wells Fargo & Co.	5.606%	1/15/2044	710	706
[2]	Wells Fargo & Co.	4.650%	11/4/2044	795	699
	Wells Fargo & Co.	3.900%	5/1/2045	770	629
[2]	Wells Fargo & Co.	4.900%	11/17/2045	440	396
[2]	Wells Fargo & Co.	4.400%	6/14/2046	95	80
[2]	Wells Fargo & Co.	4.750%	12/7/2046	375	332
	Wells Fargo & Co.	5.433%	1/23/2047	535	530
[2]	Wells Fargo & Co.	5.013%	4/4/2051	1,450	1,326
[2]	Wells Fargo & Co.	4.611%	4/25/2053	910	784
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	680	724
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	335	379
	Westpac Banking Corp.	3.350%	3/8/2027	310	309
	Westpac Banking Corp.	4.043%	8/26/2027	270	272
	Westpac Banking Corp.	5.457%	11/18/2027	225	232
	Westpac Banking Corp.	3.400%	1/25/2028	340	339
	Westpac Banking Corp.	5.535%	11/17/2028	230	241
	Westpac Banking Corp.	1.953%	11/20/2028	445	425
	Westpac Banking Corp.	5.050%	4/16/2029	40	42
	Westpac Banking Corp.	4.354%	7/1/2030	210	214
	Westpac Banking Corp.	2.150%	6/3/2031	400	366
	Westpac Banking Corp.	5.405%	8/10/2033	435	454
	Westpac Banking Corp.	6.820%	11/17/2033	320	361
	Westpac Banking Corp.	4.110%	7/24/2034	395	392
	Westpac Banking Corp.	2.668%	11/15/2035	400	367
[2]	Westpac Banking Corp.	5.618%	11/20/2035	270	283
	Westpac Banking Corp.	3.020%	11/18/2036	320	293
	Westpac Banking Corp.	4.421%	7/24/2039	165	154
	Westpac Banking Corp.	2.963%	11/16/2040	125	97
	Westpac Banking Corp.	3.133%	11/18/2041	315	243
	Willis North America Inc.	4.650%	6/15/2027	190	191
	Willis North America Inc.	5.350%	5/15/2033	295	304
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.900%	3/5/2054	190	188
					455,412
Health Care (15.3%)
[1]	Abbott Laboratories	3.700%	3/9/2029	575	575
[1]	Abbott Laboratories	4.000%	3/15/2031	625	625
[1]	Abbott Laboratories	4.300%	3/15/2033	700	699
[1]	Abbott Laboratories	4.650%	3/15/2036	950	949
	Abbott Laboratories	4.750%	11/30/2036	440	444
[1]	Abbott Laboratories	4.750%	3/15/2038	500	498
	Abbott Laboratories	4.900%	11/30/2046	825	782
[1]	Abbott Laboratories	5.500%	3/15/2056	950	954
[1]	Abbott Laboratories	5.600%	3/15/2066	500	500
	AbbVie Inc.	4.800%	3/15/2027	605	611
[1]	AbbVie Inc.	3.775%	3/3/2028	381	382
	AbbVie Inc.	4.650%	3/15/2028	400	407
	AbbVie Inc.	4.250%	11/14/2028	445	450
	AbbVie Inc.	4.800%	3/15/2029	875	899
	AbbVie Inc.	3.200%	11/21/2029	1,160	1,133
	AbbVie Inc.	4.875%	3/15/2030	285	295
	AbbVie Inc.	4.950%	3/15/2031	645	671
	AbbVie Inc.	5.050%	3/15/2034	765	794
	AbbVie Inc.	4.550%	3/15/2035	605	602
	AbbVie Inc.	5.200%	3/15/2035	210	219
	AbbVie Inc.	4.500%	5/14/2035	685	679
	AbbVie Inc.	4.300%	5/14/2036	145	141
	AbbVie Inc.	4.050%	11/21/2039	790	715
	AbbVie Inc.	4.400%	11/6/2042	695	630
	AbbVie Inc.	4.850%	6/15/2044	575	541
	AbbVie Inc.	4.750%	3/15/2045	325	301
	AbbVie Inc.	4.700%	5/14/2045	750	687
	AbbVie Inc.	4.450%	5/14/2046	1,020	904
	AbbVie Inc.	4.875%	11/14/2048	75	69
	AbbVie Inc.	4.250%	11/21/2049	1,615	1,358
	AbbVie Inc.	5.400%	3/15/2054	710	697
	AbbVie Inc.	5.500%	3/15/2064	387	381
	Aetna Inc.	6.625%	6/15/2036	235	262
	Agilent Technologies Inc.	2.300%	3/12/2031	145	132
	Amgen Inc.	5.150%	3/2/2028	744	762
	Amgen Inc.	1.650%	8/15/2028	425	404
	Amgen Inc.	4.050%	8/18/2029	440	442
	Amgen Inc.	2.450%	2/21/2030	720	679
	Amgen Inc.	5.250%	3/2/2030	995	1,038
	Amgen Inc.	2.300%	2/25/2031	365	335
	Amgen Inc.	2.000%	1/15/2032	630	556
	Amgen Inc.	3.350%	2/22/2032	210	200
	Amgen Inc.	4.200%	3/1/2033	185	183
	Amgen Inc.	5.250%	3/2/2033	1,050	1,099
	Amgen Inc.	3.150%	2/21/2040	600	482
	Amgen Inc.	5.600%	3/2/2043	625	639
	Amgen Inc.	4.400%	5/1/2045	451	394
	Amgen Inc.	4.563%	6/15/2048	455	397
	Amgen Inc.	4.663%	6/15/2051	670	586
	Amgen Inc.	4.200%	2/22/2052	325	263
	Amgen Inc.	4.875%	3/1/2053	220	196
	Amgen Inc.	5.650%	3/2/2053	1,305	1,302
	Amgen Inc.	2.770%	9/1/2053	355	216
	Amgen Inc.	4.400%	2/22/2062	240	192
	Amgen Inc.	5.750%	3/2/2063	765	757
[2]	Ascension Health	2.532%	11/15/2029	105	100
	Becton Dickinson & Co.	3.700%	6/6/2027	399	398
	Becton Dickinson & Co.	4.693%	2/13/2028	170	172
	Becton Dickinson & Co.	2.823%	5/20/2030	255	243
	Becton Dickinson & Co.	1.957%	2/11/2031	385	346
	Biogen Inc.	2.250%	5/1/2030	520	482
	Biogen Inc.	5.200%	9/15/2045	275	258
	Biogen Inc.	3.150%	5/1/2050	345	227
	Boston Scientific Corp.	2.650%	6/1/2030	320	303
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	495	475
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	345	308
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	320	344
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	350	366
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	285	266
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	675	706
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	630	579
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	130	94
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	410	337
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	435	372
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	467	409
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	595	495
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	375	226
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	595	444
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	535	531
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	335	246
	Cardinal Health Inc.	3.410%	6/15/2027	160	159
	Cardinal Health Inc.	5.000%	11/15/2029	125	129
	Cardinal Health Inc.	5.350%	11/15/2034	210	218
	Cencora Inc.	3.450%	12/15/2027	220	218
	Cencora Inc.	2.700%	3/15/2031	251	234
	Centene Corp.	4.250%	12/15/2027	630	626
	Centene Corp.	2.450%	7/15/2028	535	505
	Centene Corp.	4.625%	12/15/2029	610	595
	Centene Corp.	3.375%	2/15/2030	570	529
	Centene Corp.	3.000%	10/15/2030	470	423
	Centene Corp.	2.500%	3/1/2031	550	477
	Centene Corp.	2.625%	8/1/2031	320	277
[2]	Cigna Group	3.400%	3/1/2027	300	299
	Cigna Group	4.375%	10/15/2028	930	939
	Cigna Group	5.000%	5/15/2029	475	489
	Cigna Group	2.400%	3/15/2030	510	479
	Cigna Group	4.500%	9/15/2030	335	340
	Cigna Group	2.375%	3/15/2031	480	440
	Cigna Group	5.125%	5/15/2031	490	510
	Cigna Group	4.875%	9/15/2032	350	358
	Cigna Group	5.400%	3/15/2033	210	221
	Cigna Group	5.250%	2/15/2034	215	223
	Cigna Group	5.250%	1/15/2036	425	436
	Cigna Group	4.800%	8/15/2038	540	523
	Cigna Group	3.200%	3/15/2040	125	100
[2]	Cigna Group	4.800%	7/15/2046	485	435
[2]	Cigna Group	3.875%	10/15/2047	525	408
	Cigna Group	4.900%	12/15/2048	554	498
	Cigna Group	3.400%	3/15/2050	215	152
	Cigna Group	3.400%	3/15/2051	225	158
	Cigna Group	5.600%	2/15/2054	476	466
	Cigna Group	6.000%	1/15/2056	225	233
	CommonSpirit Health	5.205%	12/1/2031	575	599
[2]	CommonSpirit Health	4.350%	11/1/2042	275	245
	CommonSpirit Health	4.187%	10/1/2049	340	277
	CVS Health Corp.	3.625%	4/1/2027	770	767
	CVS Health Corp.	4.300%	3/25/2028	900	905
	CVS Health Corp.	5.000%	1/30/2029	410	421
	CVS Health Corp.	5.400%	6/1/2029	460	478
	CVS Health Corp.	3.250%	8/15/2029	440	428
	CVS Health Corp.	5.125%	2/21/2030	530	546
	CVS Health Corp.	3.750%	4/1/2030	365	359
	CVS Health Corp.	1.750%	8/21/2030	240	216
	CVS Health Corp.	5.250%	1/30/2031	180	187
	CVS Health Corp.	1.875%	2/28/2031	525	468
	CVS Health Corp.	2.125%	9/15/2031	240	213
	CVS Health Corp.	5.250%	2/21/2033	525	545
	CVS Health Corp.	5.300%	6/1/2033	490	508
	CVS Health Corp.	5.700%	6/1/2034	379	400
	CVS Health Corp.	5.450%	9/15/2035	415	428
	CVS Health Corp.	4.780%	3/25/2038	1,469	1,402
	CVS Health Corp.	4.125%	4/1/2040	75	65
	CVS Health Corp.	5.300%	12/5/2043	300	283
	CVS Health Corp.	5.125%	7/20/2045	1,130	1,033
	CVS Health Corp.	5.050%	3/25/2048	1,995	1,778
	CVS Health Corp.	5.625%	2/21/2053	270	257
27

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	5.875%	6/1/2053	570	558
CVS Health Corp.	6.200%	9/15/2055	275	282
CVS Health Corp.	6.000%	6/1/2063	265	259
Danaher Corp.	2.600%	10/1/2050	145	90
Danaher Corp.	2.800%	12/10/2051	365	233
DH Europe Finance II Sarl	2.600%	11/15/2029	145	138
DH Europe Finance II Sarl	3.250%	11/15/2039	200	165
DH Europe Finance II Sarl	3.400%	11/15/2049	140	102
Elevance Health Inc.	3.650%	12/1/2027	512	510
Elevance Health Inc.	4.101%	3/1/2028	335	336
Elevance Health Inc.	2.875%	9/15/2029	205	197
Elevance Health Inc.	4.750%	2/15/2030	180	184
Elevance Health Inc.	2.250%	5/15/2030	135	125
Elevance Health Inc.	2.550%	3/15/2031	125	115
Elevance Health Inc.	4.950%	11/1/2031	195	201
Elevance Health Inc.	4.750%	2/15/2033	295	298
Elevance Health Inc.	5.375%	6/15/2034	375	390
Elevance Health Inc.	5.200%	2/15/2035	325	334
Elevance Health Inc.	5.000%	1/15/2036	400	402
Elevance Health Inc.	4.625%	5/15/2042	205	187
Elevance Health Inc.	4.650%	1/15/2043	210	190
Elevance Health Inc.	4.650%	8/15/2044	145	129
Elevance Health Inc.	4.375%	12/1/2047	315	263
Elevance Health Inc.	4.550%	3/1/2048	185	159
Elevance Health Inc.	3.700%	9/15/2049	160	119
Elevance Health Inc.	3.125%	5/15/2050	360	239
Elevance Health Inc.	3.600%	3/15/2051	490	353
Elevance Health Inc.	6.100%	10/15/2052	230	239
Elevance Health Inc.	5.125%	2/15/2053	245	223
Elevance Health Inc.	5.650%	6/15/2054	290	283
Elevance Health Inc.	5.700%	2/15/2055	370	363
Elevance Health Inc.	5.850%	11/1/2064	165	163
Eli Lilly & Co.	4.150%	8/14/2027	555	559
Eli Lilly & Co.	4.550%	2/12/2028	565	574
Eli Lilly & Co.	4.000%	10/15/2028	416	420
Eli Lilly & Co.	4.500%	2/9/2029	325	332
Eli Lilly & Co.	3.375%	3/15/2029	331	328
Eli Lilly & Co.	4.200%	8/14/2029	240	243
Eli Lilly & Co.	4.750%	2/12/2030	430	444
Eli Lilly & Co.	4.250%	3/15/2031	580	588
Eli Lilly & Co.	4.900%	2/12/2032	200	208
Eli Lilly & Co.	4.550%	10/15/2032	225	230
Eli Lilly & Co.	4.700%	2/9/2034	295	302
Eli Lilly & Co.	4.600%	8/14/2034	350	355
Eli Lilly & Co.	5.100%	2/12/2035	275	287
Eli Lilly & Co.	4.900%	10/15/2035	400	410
Eli Lilly & Co.	3.950%	3/15/2049	190	155
Eli Lilly & Co.	2.250%	5/15/2050	392	229
Eli Lilly & Co.	4.875%	2/27/2053	275	253
Eli Lilly & Co.	5.000%	2/9/2054	782	735
Eli Lilly & Co.	5.050%	8/14/2054	340	321
Eli Lilly & Co.	5.500%	2/12/2055	200	201
Eli Lilly & Co.	5.550%	10/15/2055	225	229
Eli Lilly & Co.	2.500%	9/15/2060	330	182
Eli Lilly & Co.	4.950%	2/27/2063	195	177
Eli Lilly & Co.	5.100%	2/9/2064	288	267
Eli Lilly & Co.	5.200%	8/14/2064	475	448
Eli Lilly & Co.	5.650%	10/15/2065	225	228
GE HealthCare Technologies Inc.	5.650%	11/15/2027	465	478
GE HealthCare Technologies Inc.	4.800%	8/14/2029	285	292
GE HealthCare Technologies Inc.	5.857%	3/15/2030	260	276
GE HealthCare Technologies Inc.	5.905%	11/22/2032	260	281
GE HealthCare Technologies Inc.	5.500%	6/15/2035	200	209
GE HealthCare Technologies Inc.	6.377%	11/22/2052	299	328
Gilead Sciences Inc.	2.950%	3/1/2027	302	300
Gilead Sciences Inc.	1.200%	10/1/2027	170	163
Gilead Sciences Inc.	4.800%	11/15/2029	165	170
Gilead Sciences Inc.	1.650%	10/1/2030	290	262
Gilead Sciences Inc.	5.250%	10/15/2033	200	211
Gilead Sciences Inc.	5.100%	6/15/2035	75	78
28

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gilead Sciences Inc.	4.600%	9/1/2035	225	225
Gilead Sciences Inc.	4.000%	9/1/2036	150	141
Gilead Sciences Inc.	2.600%	10/1/2040	1,004	751
Gilead Sciences Inc.	5.650%	12/1/2041	346	363
Gilead Sciences Inc.	4.800%	4/1/2044	445	416
Gilead Sciences Inc.	4.500%	2/1/2045	500	447
Gilead Sciences Inc.	4.750%	3/1/2046	570	522
Gilead Sciences Inc.	4.150%	3/1/2047	325	273
Gilead Sciences Inc.	2.800%	10/1/2050	385	247
Gilead Sciences Inc.	5.550%	10/15/2053	365	367
Gilead Sciences Inc.	5.500%	11/15/2054	175	174
Gilead Sciences Inc.	5.600%	11/15/2064	245	245
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	365	367
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	189	193
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	245	250
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	605	690
GlaxoSmithKline Capital plc	3.375%	6/1/2029	90	89
HCA Inc.	3.125%	3/15/2027	215	213
HCA Inc.	5.200%	6/1/2028	175	179
HCA Inc.	5.625%	9/1/2028	450	464
HCA Inc.	5.875%	2/1/2029	440	458
HCA Inc.	4.125%	6/15/2029	610	611
HCA Inc.	3.500%	9/1/2030	940	911
HCA Inc.	5.450%	4/1/2031	335	351
HCA Inc.	2.375%	7/15/2031	165	149
HCA Inc.	5.500%	3/1/2032	260	273
HCA Inc.	3.625%	3/15/2032	515	490
HCA Inc.	4.600%	11/15/2032	495	495
HCA Inc.	5.500%	6/1/2033	600	628
HCA Inc.	5.600%	4/1/2034	265	278
HCA Inc.	5.450%	9/15/2034	525	545
HCA Inc.	5.750%	3/1/2035	515	545
HCA Inc.	5.125%	6/15/2039	205	200
HCA Inc.	5.500%	6/15/2047	420	400
HCA Inc.	5.250%	6/15/2049	590	539
HCA Inc.	3.500%	7/15/2051	375	259
HCA Inc.	4.625%	3/15/2052	450	373
HCA Inc.	5.900%	6/1/2053	655	644
HCA Inc.	6.000%	4/1/2054	320	320
HCA Inc.	5.950%	9/15/2054	175	174
HCA Inc.	6.200%	3/1/2055	360	369
Humana Inc.	3.700%	3/23/2029	215	211
Humana Inc.	5.375%	4/15/2031	240	247
Humana Inc.	2.150%	2/3/2032	325	284
Humana Inc.	5.875%	3/1/2033	185	194
Humana Inc.	5.950%	3/15/2034	260	273
Humana Inc.	5.550%	5/1/2035	360	367
Humana Inc.	4.950%	10/1/2044	228	199
Humana Inc.	5.500%	3/15/2053	160	144
Humana Inc.	5.750%	4/15/2054	170	158
Icon Investments Six DAC	5.849%	5/8/2029	50	51
IQVIA Inc.	6.250%	2/1/2029	475	499
Johnson & Johnson	4.500%	3/1/2027	124	125
Johnson & Johnson	2.950%	3/3/2027	520	517
Johnson & Johnson	0.950%	9/1/2027	85	82
Johnson & Johnson	2.900%	1/15/2028	280	277
Johnson & Johnson	4.800%	6/1/2029	422	437
Johnson & Johnson	4.700%	3/1/2030	376	390
Johnson & Johnson	1.300%	9/1/2030	500	451
Johnson & Johnson	4.900%	6/1/2031	419	440
Johnson & Johnson	4.850%	3/1/2032	266	279
Johnson & Johnson	5.000%	3/1/2035	523	550
Johnson & Johnson	3.550%	3/1/2036	435	405
Johnson & Johnson	3.625%	3/3/2037	224	206
Johnson & Johnson	5.950%	8/15/2037	165	185
Johnson & Johnson	3.400%	1/15/2038	267	238
Johnson & Johnson	2.100%	9/1/2040	190	137
Johnson & Johnson	3.700%	3/1/2046	610	501
Johnson & Johnson	3.750%	3/3/2047	290	236
Johnson & Johnson	3.500%	1/15/2048	215	168
29

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.250%	9/1/2050	390	234
	Johnson & Johnson	2.450%	9/1/2060	465	260
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	325	325
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	170	155
	Merck & Co. Inc.	1.700%	6/10/2027	490	479
	Merck & Co. Inc.	1.900%	12/10/2028	785	749
	Merck & Co. Inc.	3.400%	3/7/2029	775	768
	Merck & Co. Inc.	3.850%	3/15/2029	200	201
	Merck & Co. Inc.	1.450%	6/24/2030	349	316
	Merck & Co. Inc.	4.150%	3/15/2031	250	252
	Merck & Co. Inc.	2.150%	12/10/2031	550	497
	Merck & Co. Inc.	4.550%	9/15/2032	225	230
	Merck & Co. Inc.	4.450%	12/4/2032	250	253
	Merck & Co. Inc.	4.500%	5/17/2033	340	346
	Merck & Co. Inc.	4.950%	9/15/2035	425	436
	Merck & Co. Inc.	4.750%	12/4/2035	375	379
	Merck & Co. Inc.	3.900%	3/7/2039	230	209
	Merck & Co. Inc.	2.350%	6/24/2040	570	417
	Merck & Co. Inc.	4.150%	5/18/2043	330	290
	Merck & Co. Inc.	4.900%	5/17/2044	160	152
	Merck & Co. Inc.	3.700%	2/10/2045	508	410
	Merck & Co. Inc.	5.500%	3/15/2046	200	202
	Merck & Co. Inc.	4.000%	3/7/2049	235	191
	Merck & Co. Inc.	2.450%	6/24/2050	540	324
	Merck & Co. Inc.	2.750%	12/10/2051	770	483
	Merck & Co. Inc.	5.000%	5/17/2053	235	218
	Merck & Co. Inc.	5.700%	9/15/2055	300	306
	Merck & Co. Inc.	5.550%	12/4/2055	415	416
	Merck & Co. Inc.	2.900%	12/10/2061	255	151
	Merck & Co. Inc.	5.150%	5/17/2063	150	139
	Merck & Co. Inc.	5.700%	12/4/2065	480	482
	Mylan Inc.	4.550%	4/15/2028	200	201
	Novartis Capital Corp.	3.100%	5/17/2027	955	950
	Novartis Capital Corp.	3.800%	9/18/2029	535	535
	Novartis Capital Corp.	2.200%	8/14/2030	520	485
	Novartis Capital Corp.	4.000%	9/18/2031	75	75
	Novartis Capital Corp.	4.200%	9/18/2034	365	362
	Novartis Capital Corp.	4.600%	11/5/2035	270	271
	Novartis Capital Corp.	4.400%	5/6/2044	365	332
	Novartis Capital Corp.	4.000%	11/20/2045	405	346
	Novartis Capital Corp.	2.750%	8/14/2050	210	138
	Novartis Capital Corp.	4.700%	9/18/2054	240	217
	Pfizer Inc.	3.600%	9/15/2028	280	280
	Pfizer Inc.	3.450%	3/15/2029	490	486
	Pfizer Inc.	2.625%	4/1/2030	737	701
	Pfizer Inc.	1.700%	5/28/2030	222	203
	Pfizer Inc.	1.750%	8/18/2031	434	387
	Pfizer Inc.	4.000%	12/15/2036	510	483
	Pfizer Inc.	3.900%	3/15/2039	230	207
	Pfizer Inc.	7.200%	3/15/2039	855	1,032
	Pfizer Inc.	2.550%	5/28/2040	210	157
	Pfizer Inc.	4.300%	6/15/2043	170	152
	Pfizer Inc.	4.400%	5/15/2044	265	241
	Pfizer Inc.	4.125%	12/15/2046	520	436
	Pfizer Inc.	4.200%	9/15/2048	215	181
	Pfizer Inc.	4.000%	3/15/2049	610	495
	Pfizer Inc.	2.700%	5/28/2050	450	288
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	810	821
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	445	456
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,555	1,587
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	932	906
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,305	1,250
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	935	877
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	350	214
	Quest Diagnostics Inc.	2.950%	6/30/2030	110	105
	Quest Diagnostics Inc.	6.400%	11/30/2033	210	235
	Quest Diagnostics Inc.	5.000%	12/15/2034	305	312
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	301	271
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	185	115
	Revvity Inc.	3.300%	9/15/2029	270	262
30

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royalty Pharma plc	1.750%	9/2/2027	145	140
Royalty Pharma plc	2.200%	9/2/2030	110	101
Royalty Pharma plc	3.300%	9/2/2040	145	114
Royalty Pharma plc	3.550%	9/2/2050	380	269
Sanofi SA	3.625%	6/19/2028	260	260
Smith & Nephew plc	2.032%	10/14/2030	275	249
Solventum Corp.	5.400%	3/1/2029	200	207
Solventum Corp.	5.450%	3/13/2031	665	697
Solventum Corp.	5.600%	3/23/2034	475	496
Solventum Corp.	5.900%	4/30/2054	285	285
Stryker Corp.	4.700%	2/10/2028	150	152
Stryker Corp.	4.250%	9/11/2029	450	455
Stryker Corp.	4.850%	2/10/2030	150	155
Stryker Corp.	1.950%	6/15/2030	205	188
Stryker Corp.	4.625%	9/11/2034	330	331
Stryker Corp.	5.200%	2/10/2035	235	244
Stryker Corp.	4.625%	3/15/2046	170	154
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	280	287
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	735	678
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	250	261
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	555	433
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	70	72
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	790	542
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	170	112
Takeda US Financing Inc.	5.200%	7/7/2035	525	540
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	265	254
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	165	171
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	275	277
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	340	306
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	200	202
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	110	115
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	300	303
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	350	356
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	410	308
Thermo Fisher Scientific Inc.	4.100%	8/15/2047	160	135
UnitedHealth Group Inc.	5.250%	2/15/2028	175	180
UnitedHealth Group Inc.	3.850%	6/15/2028	243	243
UnitedHealth Group Inc.	4.250%	1/15/2029	225	227
UnitedHealth Group Inc.	4.000%	5/15/2029	285	286
UnitedHealth Group Inc.	2.875%	8/15/2029	100	97
UnitedHealth Group Inc.	4.800%	1/15/2030	360	370
UnitedHealth Group Inc.	5.300%	2/15/2030	420	439
UnitedHealth Group Inc.	2.000%	5/15/2030	930	859
UnitedHealth Group Inc.	4.650%	1/15/2031	200	204
UnitedHealth Group Inc.	4.900%	4/15/2031	330	341
UnitedHealth Group Inc.	2.300%	5/15/2031	345	315
UnitedHealth Group Inc.	4.950%	1/15/2032	470	485
UnitedHealth Group Inc.	4.200%	5/15/2032	190	189
UnitedHealth Group Inc.	5.350%	2/15/2033	480	504
UnitedHealth Group Inc.	4.500%	4/15/2033	400	399
UnitedHealth Group Inc.	5.000%	4/15/2034	355	364
UnitedHealth Group Inc.	5.150%	7/15/2034	435	449
UnitedHealth Group Inc.	5.300%	6/15/2035	255	266
UnitedHealth Group Inc.	4.625%	7/15/2035	545	542
UnitedHealth Group Inc.	5.800%	3/15/2036	202	217
UnitedHealth Group Inc.	6.875%	2/15/2038	345	401
UnitedHealth Group Inc.	3.500%	8/15/2039	310	260
UnitedHealth Group Inc.	2.750%	5/15/2040	295	222
UnitedHealth Group Inc.	3.050%	5/15/2041	140	108
UnitedHealth Group Inc.	4.250%	3/15/2043	210	181
UnitedHealth Group Inc.	5.500%	7/15/2044	535	533
UnitedHealth Group Inc.	4.750%	7/15/2045	440	398
UnitedHealth Group Inc.	4.200%	1/15/2047	250	207
UnitedHealth Group Inc.	3.750%	10/15/2047	255	196
UnitedHealth Group Inc.	4.250%	6/15/2048	250	206
UnitedHealth Group Inc.	4.450%	12/15/2048	310	262
UnitedHealth Group Inc.	3.700%	8/15/2049	345	259
UnitedHealth Group Inc.	2.900%	5/15/2050	150	97
UnitedHealth Group Inc.	3.250%	5/15/2051	380	259
UnitedHealth Group Inc.	4.750%	5/15/2052	505	439
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.875%	2/15/2053	559	569
	UnitedHealth Group Inc.	5.050%	4/15/2053	395	360
	UnitedHealth Group Inc.	5.375%	4/15/2054	350	332
	UnitedHealth Group Inc.	5.625%	7/15/2054	520	512
	UnitedHealth Group Inc.	5.950%	6/15/2055	375	388
	UnitedHealth Group Inc.	3.875%	8/15/2059	411	298
	UnitedHealth Group Inc.	3.125%	5/15/2060	395	243
	UnitedHealth Group Inc.	4.950%	5/15/2062	240	210
	UnitedHealth Group Inc.	6.050%	2/15/2063	413	425
	UnitedHealth Group Inc.	5.200%	4/15/2063	430	388
	UnitedHealth Group Inc.	5.500%	4/15/2064	175	166
	UnitedHealth Group Inc.	5.750%	7/15/2064	570	560
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	402	339
	Viatris Inc.	2.700%	6/22/2030	330	305
	Viatris Inc.	3.850%	6/22/2040	265	209
	Viatris Inc.	4.000%	6/22/2050	495	339
	Wyeth LLC	6.500%	2/1/2034	340	385
	Wyeth LLC	5.950%	4/1/2037	515	563
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	180	164
	Zoetis Inc.	3.000%	9/12/2027	185	183
	Zoetis Inc.	2.000%	5/15/2030	140	129
	Zoetis Inc.	5.600%	11/16/2032	75	80
	Zoetis Inc.	5.000%	8/17/2035	460	469
	Zoetis Inc.	4.700%	2/1/2043	250	232
					164,224
Industrials (1.9%)
	Amphenol Corp.	4.375%	6/12/2028	200	202
	Amphenol Corp.	2.800%	2/15/2030	210	201
	Amphenol Corp.	4.125%	11/15/2030	581	584
	Amphenol Corp.	2.200%	9/15/2031	240	218
	Amphenol Corp.	5.000%	1/15/2035	125	128
	Amphenol Corp.	4.625%	2/15/2036	500	497
	Amphenol Corp.	5.300%	11/15/2055	475	460
	Carrier Global Corp.	2.722%	2/15/2030	335	318
	Carrier Global Corp.	2.700%	2/15/2031	200	187
	Carrier Global Corp.	5.900%	3/15/2034	239	258
	Carrier Global Corp.	3.377%	4/5/2040	220	180
	Carrier Global Corp.	3.577%	4/5/2050	511	383
	Deere & Co.	5.450%	1/16/2035	485	518
	Deere & Co.	3.900%	6/9/2042	140	123
	Deere & Co.	3.750%	4/15/2050	200	160
	Deere & Co.	5.700%	1/19/2055	175	185
[2]	FedEx Corp.	4.750%	11/15/2045	165	148
[2]	FedEx Corp.	4.550%	4/1/2046	285	248
[2]	FedEx Corp.	5.250%	5/15/2050	510	488
	Illinois Tool Works Inc.	3.900%	9/1/2042	335	291
[2]	John Deere Capital Corp.	4.150%	9/15/2027	195	196
[2]	John Deere Capital Corp.	4.750%	1/20/2028	240	245
[2]	John Deere Capital Corp.	4.950%	7/14/2028	335	344
	John Deere Capital Corp.	4.500%	1/16/2029	190	194
[2]	John Deere Capital Corp.	4.850%	6/11/2029	92	95
[2]	John Deere Capital Corp.	4.550%	6/5/2030	150	154
[2]	John Deere Capital Corp.	4.700%	6/10/2030	303	312
[2]	John Deere Capital Corp.	4.900%	3/7/2031	185	193
	John Deere Capital Corp.	4.400%	9/8/2031	515	525
[2]	John Deere Capital Corp.	5.150%	9/8/2033	365	386
[2]	John Deere Capital Corp.	5.100%	4/11/2034	170	178
[2]	John Deere Capital Corp.	5.050%	6/12/2034	150	156
	Keysight Technologies Inc.	5.350%	7/30/2030	185	194
	LKQ Corp.	5.750%	6/15/2028	340	349
	Otis Worldwide Corp.	5.250%	8/16/2028	445	459
	Otis Worldwide Corp.	2.565%	2/15/2030	365	345
	Otis Worldwide Corp.	3.362%	2/15/2050	270	194
	Republic Services Inc.	3.950%	5/15/2028	215	216
	Republic Services Inc.	4.875%	4/1/2029	20	21
	Republic Services Inc.	1.750%	2/15/2032	125	109
	Republic Services Inc.	5.000%	4/1/2034	240	249
	Southwest Airlines Co.	5.125%	6/15/2027	150	152
	Southwest Airlines Co.	5.250%	11/15/2035	225	223
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	515	515
	Trimble Inc.	6.100%	3/15/2033	320	341
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	244	250
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	601	638
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	442	462
	United Parcel Service Inc.	3.050%	11/15/2027	165	163
	United Parcel Service Inc.	3.400%	3/15/2029	231	229
	United Parcel Service Inc.	4.450%	4/1/2030	182	186
	United Parcel Service Inc.	4.875%	3/3/2033	190	198
	United Parcel Service Inc.	5.150%	5/22/2034	270	284
	United Parcel Service Inc.	5.250%	5/14/2035	320	336
	United Parcel Service Inc.	6.200%	1/15/2038	440	494
	United Parcel Service Inc.	3.750%	11/15/2047	210	165
	United Parcel Service Inc.	4.250%	3/15/2049	108	90
	United Parcel Service Inc.	5.300%	4/1/2050	515	501
	United Parcel Service Inc.	5.050%	3/3/2053	314	291
	United Parcel Service Inc.	5.500%	5/22/2054	140	138
	United Parcel Service Inc.	5.950%	5/14/2055	180	189
	United Parcel Service Inc.	6.050%	5/14/2065	290	304
	Waste Management Inc.	3.150%	11/15/2027	395	392
	Waste Management Inc.	4.500%	3/15/2028	175	178
	Waste Management Inc.	4.875%	2/15/2029	210	216
	Waste Management Inc.	1.500%	3/15/2031	275	244
	Waste Management Inc.	4.950%	7/3/2031	100	104
	Waste Management Inc.	4.800%	3/15/2032	200	207
	Waste Management Inc.	4.150%	4/15/2032	20	20
	Waste Management Inc.	4.875%	2/15/2034	280	290
	Waste Management Inc.	4.950%	3/15/2035	265	272
	Waste Management Inc.	5.350%	10/15/2054	395	390
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	210	213
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	225	237
	WW Grainger Inc.	4.600%	6/15/2045	240	222
					20,025
Materials (1.1%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	145	148
	Air Products and Chemicals Inc.	4.850%	2/8/2034	370	380
	Air Products and Chemicals Inc.	2.700%	5/15/2040	240	184
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	225	237
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	175	170
	ArcelorMittal SA	6.800%	11/29/2032	150	170
	Berry Global Inc.	5.650%	1/15/2034	315	333
	Carlisle Cos. Inc.	2.750%	3/1/2030	135	128
	CF Industries Inc.	5.150%	3/15/2034	300	305
	CF Industries Inc.	5.300%	11/26/2035	250	254
	CF Industries Inc.	4.950%	6/1/2043	130	119
	CF Industries Inc.	5.375%	3/15/2044	225	215
	CRH America Finance Inc.	5.400%	5/21/2034	220	230
	CRH America Finance Inc.	5.500%	1/9/2035	350	368
	CRH America Finance Inc.	5.000%	2/9/2036	450	455
	CRH SMW Finance DAC	5.200%	5/21/2029	175	181
	CRH SMW Finance DAC	5.125%	1/9/2030	200	207
	Eagle Materials Inc.	2.500%	7/1/2031	160	147
	Eagle Materials Inc.	5.000%	3/15/2036	140	139
	Martin Marietta Materials Inc.	5.150%	12/1/2034	175	181
	Martin Marietta Materials Inc.	3.200%	7/15/2051	385	261
	Martin Marietta Materials Inc.	5.500%	12/1/2054	285	280
	Newmont Corp.	2.600%	7/15/2032	175	161
	Newmont Corp.	5.350%	3/15/2034	730	772
	Nutrien Ltd.	4.900%	3/27/2028	350	356
	Nutrien Ltd.	4.200%	4/1/2029	705	708
	Nutrien Ltd.	5.000%	4/1/2049	94	86
	Nutrien Ltd.	5.800%	3/27/2053	485	494
	Sherwin-Williams Co.	3.450%	6/1/2027	550	547
	Sherwin-Williams Co.	2.950%	8/15/2029	119	115
	Sherwin-Williams Co.	4.500%	6/1/2047	441	381
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	270	281
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	595	602
	Suzano Austria GmbH	6.000%	1/15/2029	325	337
	Suzano Austria GmbH	5.000%	1/15/2030	175	176
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano Austria GmbH	3.750%	1/15/2031	520	496
	Suzano Austria GmbH	3.125%	1/15/2032	270	245
	Suzano Netherlands BV	5.500%	1/15/2036	300	302
	Vulcan Materials Co.	3.500%	6/1/2030	240	235
	Vulcan Materials Co.	5.350%	12/1/2034	225	235
	Vulcan Materials Co.	5.700%	12/1/2054	165	166
	WRKCo Inc.	4.900%	3/15/2029	445	455
					12,242
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	88	83
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	211	181
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	383	318
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	220	191
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	54	54
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	125	90
	American Tower Corp.	3.550%	7/15/2027	125	124
	American Tower Corp.	5.800%	11/15/2028	260	272
	American Tower Corp.	3.800%	8/15/2029	290	287
	American Tower Corp.	2.900%	1/15/2030	65	62
	American Tower Corp.	4.900%	3/15/2030	45	46
	American Tower Corp.	2.100%	6/15/2030	205	188
	American Tower Corp.	1.875%	10/15/2030	365	329
	American Tower Corp.	5.650%	3/15/2033	130	138
	American Tower Corp.	5.550%	7/15/2033	50	53
	American Tower Corp.	5.900%	11/15/2033	195	210
	American Tower Corp.	3.100%	6/15/2050	485	325
	American Tower Corp.	2.950%	1/15/2051	325	210
	Boston Properties LP	6.750%	12/1/2027	105	110
	Boston Properties LP	4.500%	12/1/2028	535	540
	Boston Properties LP	3.400%	6/21/2029	183	178
	Boston Properties LP	3.250%	1/30/2031	190	179
	Boston Properties LP	2.550%	4/1/2032	210	185
	Boston Properties LP	2.450%	10/1/2033	130	108
	Boston Properties LP	6.500%	1/15/2034	110	118
	Boston Properties LP	5.750%	1/15/2035	340	346
	Brixmor Operating Partnership LP	4.125%	5/15/2029	390	391
	Brixmor Operating Partnership LP	4.050%	7/1/2030	175	173
	Camden Property Trust	2.800%	5/15/2030	235	223
	CBRE Services Inc.	5.950%	8/15/2034	350	374
	Crown Castle Inc.	2.900%	3/15/2027	120	119
	Crown Castle Inc.	3.650%	9/1/2027	350	348
	Crown Castle Inc.	5.000%	1/11/2028	185	188
	Crown Castle Inc.	3.800%	2/15/2028	405	403
	Crown Castle Inc.	5.600%	6/1/2029	120	125
	Crown Castle Inc.	3.300%	7/1/2030	275	263
	Crown Castle Inc.	2.250%	1/15/2031	150	136
	Crown Castle Inc.	2.100%	4/1/2031	175	156
	Crown Castle Inc.	2.500%	7/15/2031	337	305
	Crown Castle Inc.	5.100%	5/1/2033	190	194
	Crown Castle Inc.	5.800%	3/1/2034	110	117
	Crown Castle Inc.	2.900%	4/1/2041	250	186
	Crown Castle Inc.	3.250%	1/15/2051	250	168
	Digital Realty Trust LP	3.700%	8/15/2027	185	184
	Digital Realty Trust LP	5.550%	1/15/2028	265	273
	Digital Realty Trust LP	3.600%	7/1/2029	210	207
[1]	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	200	201
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	185	193
	Equinix Inc.	3.200%	11/18/2029	350	338
	Equinix Inc.	2.150%	7/15/2030	164	150
	Equinix Inc.	2.500%	5/15/2031	200	182
	Equinix Inc.	3.900%	4/15/2032	713	690
	ERP Operating LP	4.500%	7/1/2044	175	159
	Extra Space Storage LP	5.700%	4/1/2028	135	139
	Extra Space Storage LP	5.500%	7/1/2030	203	212
	Healthcare Realty Holdings LP	2.000%	3/15/2031	115	102
	Healthpeak OP LLC	3.000%	1/15/2030	235	225
	Healthpeak OP LLC	5.250%	12/15/2032	160	165
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	520	499
	Prologis LP	4.875%	6/15/2028	140	143
34

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	2.250%	4/15/2030	265	248
Prologis LP	1.250%	10/15/2030	81	72
Prologis LP	4.750%	6/15/2033	395	402
Prologis LP	5.125%	1/15/2034	230	238
Prologis LP	5.000%	3/15/2034	431	442
Prologis LP	5.250%	5/15/2035	411	428
Prologis LP	5.250%	6/15/2053	175	169
Prologis LP	5.250%	3/15/2054	145	140
Public Storage Operating Co.	5.350%	8/1/2053	225	220
Realty Income Corp.	3.250%	1/15/2031	195	187
Realty Income Corp.	5.625%	10/13/2032	150	160
Realty Income Corp.	5.125%	2/15/2034	140	145
Sabra Health Care LP	3.200%	12/1/2031	539	499
Simon Property Group LP	3.375%	6/15/2027	70	70
Simon Property Group LP	3.375%	12/1/2027	365	363
Simon Property Group LP	1.750%	2/1/2028	130	125
Simon Property Group LP	2.450%	9/13/2029	500	475
Simon Property Group LP	2.650%	7/15/2030	160	151
Simon Property Group LP	4.750%	9/26/2034	220	221
Simon Property Group LP	5.125%	10/1/2035	250	256
Simon Property Group LP	3.250%	9/13/2049	368	259
Simon Property Group LP	3.800%	7/15/2050	265	204
Sun Communities Operating LP	2.700%	7/15/2031	115	106
Ventas Realty LP	4.400%	1/15/2029	280	283
Welltower OP LLC	4.250%	4/15/2028	320	323
Welltower OP LLC	3.100%	1/15/2030	185	179
Welltower OP LLC	2.800%	6/1/2031	95	89
				19,310
Technology (12.1%)
Accenture Capital Inc.	3.900%	10/4/2027	250	251
Accenture Capital Inc.	4.050%	10/4/2029	365	367
Accenture Capital Inc.	4.250%	10/4/2031	70	70
Accenture Capital Inc.	4.500%	10/4/2034	350	346
Adobe Inc.	4.750%	1/17/2028	125	127
Adobe Inc.	4.800%	4/4/2029	170	174
Adobe Inc.	2.300%	2/1/2030	260	244
Adobe Inc.	4.950%	4/4/2034	185	189
Apple Inc.	3.200%	5/11/2027	590	588
Apple Inc.	3.000%	6/20/2027	325	323
Apple Inc.	2.900%	9/12/2027	630	624
Apple Inc.	3.000%	11/13/2027	304	302
Apple Inc.	1.200%	2/8/2028	760	727
Apple Inc.	4.000%	5/10/2028	540	545
Apple Inc.	4.000%	5/12/2028	275	277
Apple Inc.	1.400%	8/5/2028	570	542
Apple Inc.	3.250%	8/8/2029	200	198
Apple Inc.	2.200%	9/11/2029	580	553
Apple Inc.	1.650%	5/11/2030	460	422
Apple Inc.	4.200%	5/12/2030	200	203
Apple Inc.	1.250%	8/20/2030	320	287
Apple Inc.	1.650%	2/8/2031	785	711
Apple Inc.	1.700%	8/5/2031	145	130
Apple Inc.	4.500%	5/12/2032	125	129
Apple Inc.	3.350%	8/8/2032	430	417
Apple Inc.	4.300%	5/10/2033	125	128
Apple Inc.	4.750%	5/12/2035	205	212
Apple Inc.	4.500%	2/23/2036	288	295
Apple Inc.	2.375%	2/8/2041	205	150
Apple Inc.	3.850%	5/4/2043	595	510
Apple Inc.	4.450%	5/6/2044	330	306
Apple Inc.	3.450%	2/9/2045	715	565
Apple Inc.	4.375%	5/13/2045	600	542
Apple Inc.	4.650%	2/23/2046	820	764
Apple Inc.	3.850%	8/4/2046	550	453
Apple Inc.	4.250%	2/9/2047	350	304
Apple Inc.	3.750%	9/12/2047	320	257
Apple Inc.	3.750%	11/13/2047	225	181
Apple Inc.	2.950%	9/11/2049	400	273
Apple Inc.	2.650%	5/11/2050	760	483
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.400%	8/20/2050	280	168
	Apple Inc.	2.650%	2/8/2051	670	422
	Apple Inc.	2.700%	8/5/2051	265	168
	Apple Inc.	3.950%	8/8/2052	520	418
	Apple Inc.	4.850%	5/10/2053	400	383
	Apple Inc.	2.550%	8/20/2060	909	511
	Apple Inc.	2.800%	2/8/2061	465	277
	Apple Inc.	2.850%	8/5/2061	380	228
	Apple Inc.	4.100%	8/8/2062	175	139
	Applied Materials Inc.	3.300%	4/1/2027	251	250
	Applied Materials Inc.	1.750%	6/1/2030	80	73
	Applied Materials Inc.	4.350%	4/1/2047	215	190
	Applied Materials Inc.	2.750%	6/1/2050	325	215
	Autodesk Inc.	2.400%	12/15/2031	205	184
	Automatic Data Processing Inc.	1.700%	5/15/2028	185	177
	Automatic Data Processing Inc.	1.250%	9/1/2030	215	192
	Automatic Data Processing Inc.	4.750%	5/8/2032	355	366
	Automatic Data Processing Inc.	4.450%	9/9/2034	415	414
	Broadcom Inc.	5.050%	7/12/2027	104	106
	Broadcom Inc.	1.950%	2/15/2028	110	106
	Broadcom Inc.	4.800%	4/15/2028	465	474
[3]	Broadcom Inc.	4.000%	4/15/2029	355	356
	Broadcom Inc.	5.050%	7/12/2029	1,044	1,079
	Broadcom Inc.	4.350%	2/15/2030	510	516
	Broadcom Inc.	5.050%	4/15/2030	230	238
	Broadcom Inc.	4.200%	10/15/2030	65	65
	Broadcom Inc.	4.150%	11/15/2030	910	913
	Broadcom Inc.	4.300%	1/15/2031	460	464
	Broadcom Inc.	2.450%	2/15/2031	580	536
	Broadcom Inc.	5.150%	11/15/2031	450	471
[2]	Broadcom Inc.	4.550%	2/15/2032	125	127
[3]	Broadcom Inc.	4.150%	4/15/2032	400	396
	Broadcom Inc.	5.200%	4/15/2032	375	392
	Broadcom Inc.	4.300%	11/15/2032	690	688
	Broadcom Inc.	4.600%	1/15/2033	455	460
	Broadcom Inc.	2.600%	2/15/2033	435	387
	Broadcom Inc.	3.419%	4/15/2033	583	546
	Broadcom Inc.	3.469%	4/15/2034	880	813
	Broadcom Inc.	4.800%	10/15/2034	340	343
	Broadcom Inc.	5.200%	7/15/2035	820	847
[3]	Broadcom Inc.	3.137%	11/15/2035	615	537
	Broadcom Inc.	4.950%	1/15/2036	325	329
	Broadcom Inc.	4.800%	2/15/2036	435	436
[3]	Broadcom Inc.	3.187%	11/15/2036	1,010	871
[3]	Broadcom Inc.	4.926%	5/15/2037	422	422
	Broadcom Inc.	4.900%	2/15/2038	375	373
	Broadcom Inc.	3.500%	2/15/2041	1,055	874
	Broadcom Inc.	3.750%	2/15/2051	705	544
	Broadcom Inc.	5.700%	1/15/2056	325	334
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	355	336
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	250	227
	Cadence Design Systems Inc.	4.300%	9/10/2029	360	364
	Cadence Design Systems Inc.	4.700%	9/10/2034	95	96
	CDW LLC	3.569%	12/1/2031	205	192
	Cintas Corp. No. 2	3.700%	4/1/2027	215	215
	Cisco Systems Inc.	4.550%	2/24/2028	467	475
	Cisco Systems Inc.	4.850%	2/26/2029	1,015	1,045
	Cisco Systems Inc.	4.750%	2/24/2030	247	255
	Cisco Systems Inc.	4.950%	2/26/2031	810	843
	Cisco Systems Inc.	4.950%	2/24/2032	267	278
	Cisco Systems Inc.	5.050%	2/26/2034	935	971
	Cisco Systems Inc.	5.100%	2/24/2035	196	204
	Cisco Systems Inc.	5.900%	2/15/2039	605	662
	Cisco Systems Inc.	5.500%	1/15/2040	390	409
	Cisco Systems Inc.	5.300%	2/26/2054	465	452
	Cisco Systems Inc.	5.500%	2/24/2055	215	216
	Cisco Systems Inc.	5.350%	2/26/2064	300	287
	Concentrix Corp.	6.600%	8/2/2028	570	572
	Corning Inc.	4.375%	11/15/2057	360	301
	Corning Inc.	5.450%	11/15/2079	290	273
36

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell International LLC	5.250%	2/1/2028	100	102
Dell International LLC	4.750%	4/1/2028	97	99
Dell International LLC	5.300%	10/1/2029	290	301
Dell International LLC	5.000%	4/1/2030	85	87
Dell International LLC	4.500%	2/15/2031	185	186
Dell International LLC	5.300%	4/1/2032	331	344
Dell International LLC	4.750%	10/6/2032	190	191
Dell International LLC	5.750%	2/1/2033	340	361
Dell International LLC	5.400%	4/15/2034	250	259
Dell International LLC	4.850%	2/1/2035	155	154
Dell International LLC	5.500%	4/1/2035	390	405
Dell International LLC	5.100%	2/15/2036	225	226
Dell International LLC	8.100%	7/15/2036	335	407
Dell International LLC	3.375%	12/15/2041	205	159
Equifax Inc.	5.100%	12/15/2027	205	209
Equifax Inc.	2.350%	9/15/2031	375	336
Fidelity National Information Services Inc.	1.650%	3/1/2028	250	239
Fidelity National Information Services Inc.	2.250%	3/1/2031	235	212
Fidelity National Information Services Inc.	5.100%	7/15/2032	80	81
Fidelity National Information Services Inc.	3.100%	3/1/2041	370	273
Fiserv Inc.	5.150%	3/15/2027	160	162
Fiserv Inc.	2.250%	6/1/2027	602	588
Fiserv Inc.	5.450%	3/2/2028	180	184
Fiserv Inc.	4.200%	10/1/2028	270	270
Fiserv Inc.	3.500%	7/1/2029	485	471
Fiserv Inc.	4.750%	3/15/2030	219	221
Fiserv Inc.	2.650%	6/1/2030	575	533
Fiserv Inc.	4.550%	2/15/2031	255	254
Fiserv Inc.	5.600%	3/2/2033	190	196
Fiserv Inc.	5.625%	8/21/2033	330	342
Fiserv Inc.	5.450%	3/15/2034	190	194
Fiserv Inc.	5.150%	8/12/2034	535	533
Fiserv Inc.	4.400%	7/1/2049	462	366
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	255	256
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	506
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	90	90
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	245	249
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	510	504
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	444	456
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	350	322
HP Inc.	3.000%	6/17/2027	275	272
HP Inc.	4.750%	1/15/2028	445	450
HP Inc.	4.000%	4/15/2029	135	134
HP Inc.	2.650%	6/17/2031	270	245
HP Inc.	5.500%	1/15/2033	280	288
HP Inc.	6.000%	9/15/2041	303	304
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	320	324
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	110	106
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	375	349
Intel Corp.	3.750%	3/25/2027	310	309
Intel Corp.	3.150%	5/11/2027	225	223
Intel Corp.	3.750%	8/5/2027	760	757
Intel Corp.	4.875%	2/10/2028	430	437
Intel Corp.	1.600%	8/12/2028	215	203
Intel Corp.	4.000%	8/5/2029	130	130
Intel Corp.	2.450%	11/15/2029	505	476
Intel Corp.	5.125%	2/10/2030	250	258
Intel Corp.	3.900%	3/25/2030	305	301
Intel Corp.	2.000%	8/12/2031	210	186
Intel Corp.	4.150%	8/5/2032	230	225
Intel Corp.	4.000%	12/15/2032	280	270
Intel Corp.	5.200%	2/10/2033	585	603
Intel Corp.	5.150%	2/21/2034	305	311
Intel Corp.	4.600%	3/25/2040	355	323
Intel Corp.	2.800%	8/12/2041	270	192
Intel Corp.	4.800%	10/1/2041	155	140
Intel Corp.	5.625%	2/10/2043	255	250
Intel Corp.	4.900%	7/29/2045	350	307
Intel Corp.	4.100%	5/19/2046	230	179
Intel Corp.	4.100%	5/11/2047	155	120
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.734%	12/8/2047	355	257
	Intel Corp.	3.250%	11/15/2049	555	363
	Intel Corp.	4.750%	3/25/2050	625	520
	Intel Corp.	3.050%	8/12/2051	315	198
	Intel Corp.	4.900%	8/5/2052	410	346
	Intel Corp.	5.700%	2/10/2053	440	417
	Intel Corp.	5.600%	2/21/2054	185	174
	Intel Corp.	3.100%	2/15/2060	380	217
	Intel Corp.	4.950%	3/25/2060	240	199
	Intel Corp.	3.200%	8/12/2061	320	185
	Intel Corp.	5.050%	8/5/2062	415	345
	Intel Corp.	5.900%	2/10/2063	265	254
	International Business Machines Corp.	1.700%	5/15/2027	290	283
	International Business Machines Corp.	4.150%	7/27/2027	350	352
	International Business Machines Corp.	4.500%	2/6/2028	295	299
	International Business Machines Corp.	3.500%	5/15/2029	660	650
[2]	International Business Machines Corp.	4.800%	2/10/2030	190	195
	International Business Machines Corp.	1.950%	5/15/2030	275	252
	International Business Machines Corp.	4.400%	7/27/2032	460	460
	International Business Machines Corp.	4.750%	2/6/2033	450	458
[2]	International Business Machines Corp.	5.200%	2/10/2035	325	335
	International Business Machines Corp.	4.950%	2/3/2036	250	249
	International Business Machines Corp.	4.150%	5/15/2039	779	699
	International Business Machines Corp.	4.000%	6/20/2042	145	122
	International Business Machines Corp.	4.250%	5/15/2049	735	594
	International Business Machines Corp.	2.950%	5/15/2050	410	265
	International Business Machines Corp.	4.900%	7/27/2052	310	274
	International Business Machines Corp.	5.800%	2/3/2056	175	175
	Intuit Inc.	5.125%	9/15/2028	95	98
	Intuit Inc.	5.200%	9/15/2033	215	222
	Intuit Inc.	5.500%	9/15/2053	335	317
	KLA Corp.	4.100%	3/15/2029	195	196
	KLA Corp.	4.650%	7/15/2032	450	461
	KLA Corp.	3.300%	3/1/2050	200	142
	KLA Corp.	4.950%	7/15/2052	380	352
	KLA Corp.	5.250%	7/15/2062	135	127
	Lam Research Corp.	4.000%	3/15/2029	320	321
	Lam Research Corp.	1.900%	6/15/2030	135	124
	Lam Research Corp.	4.875%	3/15/2049	165	154
	Lam Research Corp.	2.875%	6/15/2050	300	198
	Marvell Technology Inc.	2.950%	4/15/2031	180	168
	Microchip Technology Inc.	4.900%	3/15/2028	225	229
	Microchip Technology Inc.	5.050%	3/15/2029	585	601
	Microchip Technology Inc.	5.050%	2/15/2030	125	128
	Micron Technology Inc.	5.300%	1/15/2031	265	278
	Micron Technology Inc.	2.703%	4/15/2032	270	247
	Micron Technology Inc.	5.875%	2/9/2033	120	129
	Micron Technology Inc.	5.875%	9/15/2033	295	317
	Micron Technology Inc.	5.800%	1/15/2035	175	187
	Micron Technology Inc.	6.050%	11/1/2035	380	413
	Microsoft Corp.	3.500%	2/12/2035	325	308
	Microsoft Corp.	3.450%	8/8/2036	810	748
	Microsoft Corp.	4.100%	2/6/2037	177	173
	Microsoft Corp.	4.450%	11/3/2045	300	278
	Microsoft Corp.	3.700%	8/8/2046	456	371
	Microsoft Corp.	4.250%	2/6/2047	340	302
[4]	Microsoft Corp.	2.525%	6/1/2050	1,295	803
	Microsoft Corp.	2.500%	9/15/2050	575	356
	Microsoft Corp.	2.921%	3/17/2052	1,179	784
	Microsoft Corp.	4.500%	2/6/2057	355	319
	Microsoft Corp.	2.675%	6/1/2060	478	277
	Motorola Solutions Inc.	4.600%	5/23/2029	210	213
	Motorola Solutions Inc.	2.300%	11/15/2030	370	340
	Motorola Solutions Inc.	2.750%	5/24/2031	365	339
	Motorola Solutions Inc.	5.400%	4/15/2034	175	183
	NVIDIA Corp.	1.550%	6/15/2028	258	246
	NVIDIA Corp.	2.850%	4/1/2030	390	375
	NVIDIA Corp.	2.000%	6/15/2031	265	241
	NVIDIA Corp.	3.500%	4/1/2040	250	216
	NVIDIA Corp.	3.500%	4/1/2050	595	453
38

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	4.300%	6/18/2029	265	267
	NXP BV	3.400%	5/1/2030	155	150
	NXP BV	2.500%	5/11/2031	320	293
	NXP BV	2.650%	2/15/2032	260	235
	NXP BV	5.000%	1/15/2033	175	179
	NXP BV	3.250%	5/11/2041	220	169
	Oracle Corp.	2.800%	4/1/2027	542	534
	Oracle Corp.	3.250%	11/15/2027	542	532
	Oracle Corp.	2.300%	3/25/2028	780	748
	Oracle Corp.	4.500%	5/6/2028	585	588
	Oracle Corp.	4.800%	8/3/2028	485	490
	Oracle Corp.	4.550%	2/4/2029	218	218
[2]	Oracle Corp.	4.200%	9/27/2029	605	597
	Oracle Corp.	6.150%	11/9/2029	110	115
	Oracle Corp.	2.950%	4/1/2030	935	870
	Oracle Corp.	4.650%	5/6/2030	126	126
	Oracle Corp.	4.450%	9/26/2030	565	554
	Oracle Corp.	4.950%	2/4/2031	1,045	1,043
	Oracle Corp.	2.875%	3/25/2031	725	659
	Oracle Corp.	5.250%	2/3/2032	435	437
	Oracle Corp.	4.800%	9/26/2032	595	582
	Oracle Corp.	6.250%	11/9/2032	685	723
	Oracle Corp.	4.900%	2/6/2033	340	332
	Oracle Corp.	5.350%	5/4/2033	754	757
	Oracle Corp.	4.300%	7/8/2034	385	352
	Oracle Corp.	4.700%	9/27/2034	945	888
	Oracle Corp.	3.900%	5/15/2035	365	320
	Oracle Corp.	5.500%	8/3/2035	711	702
	Oracle Corp.	5.200%	9/26/2035	746	721
	Oracle Corp.	5.700%	2/4/2036	639	639
	Oracle Corp.	3.850%	7/15/2036	505	431
	Oracle Corp.	3.800%	11/15/2037	458	377
	Oracle Corp.	6.500%	4/15/2038	450	466
	Oracle Corp.	6.125%	7/8/2039	249	246
	Oracle Corp.	3.600%	4/1/2040	600	450
	Oracle Corp.	5.375%	7/15/2040	465	425
	Oracle Corp.	3.650%	3/25/2041	580	431
	Oracle Corp.	4.500%	7/8/2044	643	495
	Oracle Corp.	4.125%	5/15/2045	200	145
	Oracle Corp.	5.875%	9/26/2045	690	624
	Oracle Corp.	6.550%	2/4/2046	441	430
	Oracle Corp.	4.000%	7/15/2046	900	629
	Oracle Corp.	4.000%	11/15/2047	390	269
	Oracle Corp.	3.600%	4/1/2050	926	579
	Oracle Corp.	3.950%	3/25/2051	980	648
	Oracle Corp.	6.900%	11/9/2052	717	708
	Oracle Corp.	5.550%	2/6/2053	691	577
	Oracle Corp.	5.375%	9/27/2054	490	395
	Oracle Corp.	4.375%	5/15/2055	305	211
	Oracle Corp.	6.000%	8/3/2055	593	522
	Oracle Corp.	5.950%	9/26/2055	785	690
	Oracle Corp.	6.700%	2/4/2056	1,284	1,244
	Oracle Corp.	3.850%	4/1/2060	1,010	614
	Oracle Corp.	4.100%	3/25/2061	330	211
	Oracle Corp.	5.500%	9/27/2064	175	139
	Oracle Corp.	6.125%	8/3/2065	350	303
	Oracle Corp.	6.100%	9/26/2065	576	499
	Oracle Corp.	6.850%	2/4/2066	366	351
	Paychex Inc.	5.600%	4/15/2035	705	722
	Qorvo Inc.	4.375%	10/15/2029	405	399
	QUALCOMM Inc.	3.250%	5/20/2027	277	276
	QUALCOMM Inc.	1.300%	5/20/2028	60	57
	QUALCOMM Inc.	2.150%	5/20/2030	505	470
	QUALCOMM Inc.	1.650%	5/20/2032	315	272
	QUALCOMM Inc.	4.650%	5/20/2035	195	197
	QUALCOMM Inc.	4.800%	5/20/2045	329	303
	QUALCOMM Inc.	4.300%	5/20/2047	365	309
	QUALCOMM Inc.	3.250%	5/20/2050	450	314
	QUALCOMM Inc.	4.500%	5/20/2052	240	203
	QUALCOMM Inc.	6.000%	5/20/2053	290	307
39

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Quanta Services Inc.	2.900%	10/1/2030	505	477
RELX Capital Inc.	4.000%	3/18/2029	410	410
RELX Capital Inc.	4.750%	3/27/2030	265	270
RELX Capital Inc.	3.000%	5/22/2030	165	158
RELX Capital Inc.	5.250%	3/27/2035	51	52
Roper Technologies Inc.	4.200%	9/15/2028	465	466
Roper Technologies Inc.	1.750%	2/15/2031	180	158
Roper Technologies Inc.	4.900%	10/15/2034	150	149
Roper Technologies Inc.	5.100%	9/15/2035	345	344
S&P Global Inc.	2.450%	3/1/2027	910	897
S&P Global Inc.	2.700%	3/1/2029	285	276
S&P Global Inc.	4.250%	5/1/2029	650	656
S&P Global Inc.	2.900%	3/1/2032	315	293
S&P Global Inc.	3.700%	3/1/2052	635	482
Salesforce Inc.	3.700%	4/11/2028	250	249
Salesforce Inc.	1.500%	7/15/2028	105	99
Salesforce Inc.	1.950%	7/15/2031	265	236
Salesforce Inc.	2.700%	7/15/2041	333	237
Salesforce Inc.	2.900%	7/15/2051	545	334
Salesforce Inc.	3.050%	7/15/2061	195	114
ServiceNow Inc.	1.400%	9/1/2030	404	358
Synopsys Inc.	4.650%	4/1/2028	295	299
Synopsys Inc.	5.000%	4/1/2032	1,000	1,031
Synopsys Inc.	5.150%	4/1/2035	600	613
Synopsys Inc.	5.700%	4/1/2055	605	605
Texas Instruments Inc.	2.250%	9/4/2029	175	166
Texas Instruments Inc.	1.750%	5/4/2030	160	147
Texas Instruments Inc.	4.900%	3/14/2033	165	171
Texas Instruments Inc.	3.875%	3/15/2039	300	271
Texas Instruments Inc.	4.150%	5/15/2048	300	251
Texas Instruments Inc.	5.150%	2/8/2054	160	154
Texas Instruments Inc.	5.050%	5/18/2063	435	398
TSMC Arizona Corp.	3.875%	4/22/2027	310	310
TSMC Arizona Corp.	2.500%	10/25/2031	240	222
TSMC Arizona Corp.	4.250%	4/22/2032	340	345
TSMC Arizona Corp.	3.125%	10/25/2041	220	185
TSMC Arizona Corp.	3.250%	10/25/2051	170	133
TSMC Arizona Corp.	4.500%	4/22/2052	180	174
VMware LLC	1.800%	8/15/2028	135	128
VMware LLC	4.700%	5/15/2030	205	209
VMware LLC	2.200%	8/15/2031	175	157
Workday Inc.	3.500%	4/1/2027	150	149
Workday Inc.	3.700%	4/1/2029	250	246
Workday Inc.	3.800%	4/1/2032	280	266
Xilinx Inc.	2.375%	6/1/2030	170	159
				129,793
Utilities (0.2%)
AEP Texas Inc.	5.850%	10/15/2055	75	75
American Water Capital Corp.	4.450%	6/1/2032	310	313
American Water Capital Corp.	5.250%	3/1/2035	450	468
American Water Capital Corp.	3.750%	9/1/2047	140	109
American Water Capital Corp.	5.700%	9/1/2055	105	106
Commonwealth Edison Co.	4.000%	3/1/2048	295	240
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	155	166
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	310	282
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	165	163
40

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PPL Electric Utilities Corp.	5.250%	5/15/2053	270	259
				2,181
Total Corporate Bonds (Cost $1,057,687)				1,052,566
Total Investments (98.5%) (Cost $1,061,029)				1,055,935
Other Assets and Liabilities—Net (1.5%)				16,145
Net Assets (100%)				1,072,080
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $2,582, representing 0.2% of net assets.
4	Securities with a value of $126 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2026	33	3,852	—

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(11)	(1,212)	(4)
10-Year U.S. Treasury Note	June 2026	(5)	(569)	—
Long U.S. Treasury Bond	June 2026	(9)	(1,066)	(1)
Ultra Long U.S. Treasury Bond	June 2026	(10)	(1,216)	(8)
				(13)
				(13)
See accompanying Notes, which are an integral part of the Financial Statements.
41

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,061,029)	1,055,935
Investment in Vanguard	24
Cash	15,530
Receivables for Investment Securities Sold	9,279
Receivables for Accrued Income	12,781
Total Assets	1,093,549
Liabilities
Payables for Investment Securities Purchased	21,410
Payables to Vanguard	46
Variation Margin Payable—Futures Contracts	13
Total Liabilities	21,469
Net Assets	1,072,080
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,097,595
Total Distributable Earnings (Loss)	(25,515)
Net Assets	1,072,080

Net Assets
Applicable to 16,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,072,080
Net Asset Value Per Share	$64.20
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Interest	23,430
Total Income	23,430
Expenses
The Vanguard Group—Note C
Investment Advisory Services	17
Management and Administrative	518
Marketing and Distribution	22
Custodian Fees	4
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	587
Net Investment Income	22,843
Realized Net Gain (Loss)
Investment Securities Sold	(847)
Futures Contracts	(62)
Realized Net Gain (Loss)	(909)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,838
Futures Contracts	(16)
Change in Unrealized Appreciation (Depreciation)	10,822
Net Increase (Decrease) in Net Assets Resulting from Operations	32,756
See accompanying Notes, which are an integral part of the Financial Statements.
43

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,843	37,013
Realized Net Gain (Loss)	(909)	(3,884)
Change in Unrealized Appreciation (Depreciation)	10,822	(120)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,756	33,009
Distributions
Total Distributions	(22,054)	(35,929)
Capital Share Transactions
Issued	158,236	260,406
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(6,177)
Net Increase (Decrease) from Capital Share Transactions	158,236	254,229
Total Increase (Decrease)	168,938	251,309
Net Assets
Beginning of Period	903,142	651,833
End of Period	1,072,080	903,142
See accompanying Notes, which are an integral part of the Financial Statements.
44

ESG U.S. Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,				September 22, 2020[1] to August 31, 2021
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$63.49	$63.91	$61.16	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	1.481	2.936	2.719	2.217	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	.677	(.463)	2.657	(1.574)	(12.307)	(.330)
Total from Investment Operations	2.158	2.473	5.376	.643	(10.765)	.881
Distributions
Dividends from Net Investment Income	(1.448)	(2.893)	(2.626)	(2.133)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.448)	(2.893)	(2.626)	(2.133)	(1.445)	(1.021)
Net Asset Value, End of Period	$64.20	$63.49	$63.91	$61.16	$62.65	$74.86
Total Return	3.44%	4.01%	9.05%	1.09%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,072	$903	$652	$428	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	4.67%	4.68%	4.40%	3.62%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	15%	33%	32%	28%	34%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
46

ESG U.S. Corporate Bond ETF
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,369	—	3,369
Corporate Bonds	—	1,052,566	—	1,052,566
Total	—	1,055,935	—	1,055,935

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(13)	—	—	(13)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,061,485
Gross Unrealized Appreciation	20,105
Gross Unrealized Depreciation	(25,668)
Net Unrealized Appreciation (Depreciation)	(5,563)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $22,838,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $104,617,000 of investment securities and sold $93,174,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $54,521,000 and $57,162,000, respectively. In addition, the fund purchased and sold investment securities of $147,029,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
Issued	2,475	4,125
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(100)
Net Increase (Decrease) in Shares Outstanding	2,475	4,025
47

ESG U.S. Corporate Bond ETF
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q41582 042026
48

Financial Statements
For the period ended February 28, 2026
Vanguard Emerging Markets Ex-China ETF

Contents
Financial Statements	1

Emerging Markets Ex-China ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.1%)
Brazil (5.0%)
	Vale SA	96,540	1,666
	Petroleo Brasileiro SA - Petrobras	99,889	833
	B3 SA - Brasil Bolsa Balcao	140,334	490
	Banco BTG Pactual SA	33,035	395
	WEG SA	40,056	388
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,703	381
	Axia Energia	31,419	375
	Ambev SA	117,800	374
	Embraer SA	18,714	337
	Banco do Brasil SA	45,943	241
	Localiza Rent a Car SA	23,411	232
*	PRIO SA	21,825	232
	Equatorial SA	27,029	222
[1]	Rede D'Or Sao Luiz SA	26,317	207
	Suzano SA	18,197	206
	Vibra Energia SA	30,604	179
	Raia Drogasil SA	35,478	174
	Telefonica Brasil SA	20,512	173
	Banco Bradesco SA	40,335	145
	Cia Paranaense de Energia - Copel	49,108	140
	Itau Unibanco Holding SA	14,321	122
	TIM SA	21,760	118
	BB Seguridade Participacoes SA	17,339	117
	TOTVS SA	14,420	106
	Motiva Infraestrutura de Mobilidade SA	32,259	105
*	Eneva SA	24,947	104
	Rumo SA	32,628	102
	Ultrapar Participacoes SA	19,379	97
	MBRF Global Foods Co. SA	21,600	87
	Energisa SA	7,908	83
	Lojas Renner SA	26,594	81
	Klabin SA	19,964	80
	Banco Santander Brasil SA	10,968	72
*	Cia De Sanena Do Parana	8,185	72
	Sendas Distribuidora SA	36,353	66
	Engie Brasil Energia SA	9,693	64
*	Multiplan Empreendimentos Imobiliarios SA	8,610	59
	Alupar Investimento SA	8,269	58
	Caixa Seguridade Participacoes SA	16,452	57
	Smartfit Escola de Ginastica e Danca SA	14,176	56
	Porto Seguro SA	4,955	51
	CPFL Energia SA	5,217	51
	Allos SA	7,968	51
	Transmissora Alianca de Energia Eletrica SA	5,784	50
[1]	GPS Participacoes e Empreendimentos SA	12,051	43
*	Natura Cosmeticos SA	23,888	42
*	Brava Energia	11,315	41
*	Cosan SA	31,563	39
*	Hypera SA	8,198	37
	Neoenergia SA	5,450	35
*	Cia Siderurgica Nacional SA	15,833	27
	Auren Energia SA	9,132	21
*,1	Hapvida Participacoes e Investimentos SA	8,414	17
	SLC Agricola SA	5,371	17
	Grupo Mateus SA	13,815	15
	M Dias Branco SA	3,031	14
	CSN Mineracao SA	11,240	12
	Cia Energetica de Minas Gerais	3,557	11
			9,670
1

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
Chile (0.8%)
	Banco de Chile	1,199,434	247
	Latam Airlines Group SA	7,147,970	201
	Falabella SA	22,615	168
	Banco de Credito e Inversiones SA	2,102	144
	Banco Santander Chile	1,647,938	142
	Cencosud SA	34,300	107
	Plaza SA	21,334	100
	Empresas Copec SA	10,649	88
	Enel Chile SA	682,336	57
	Enel Americas SA	503,526	45
	Empresas CMPC SA	29,815	44
	Quinenco SA	7,696	39
	Banco Itau Chile SA	1,643	39
	Cencosud Shopping SA	13,222	38
	Colbun SA	197,078	33
	Aguas Andinas SA Class A	70,912	30
	Cia Cervecerias Unidas SA	3,393	23
	Latam Airlines Group SA ADR	377	21
	Cia Sud Americana de Vapores SA	345,169	19
			1,585
Colombia (0.1%)
	Interconexion Electrica SA ESP	11,258	83
	Ecopetrol SA	121,148	72
	Cementos Argos SA	14,907	47
			202
Czech Republic (0.2%)
	CEZ A/S	3,738	212
	Komercni Banka A/S	2,000	115
[1]	Moneta Money Bank A/S	6,896	66
	Colt CZ Group SE	385	17
			410
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	68,346	190
Greece (1.1%)
	National Bank of Greece SA	22,397	364
	Eurobank SA	65,226	302
*	Piraeus Bank SA	28,876	277
	Alpha Bank SA	55,924	246
	Public Power Corp. SA	5,053	113
	Bank of Cyprus Holdings plc	9,892	108
	OPAP Holding SA	4,791	90
	Hellenic Telecommunications Organization SA	4,292	89
	JUMBO SA	3,019	88
	GEK Terna SA	1,925	82
	Motor Oil Hellas Corinth Refineries SA	1,751	76
	Titan SA	997	62
	Optima bank SA	5,168	60
	Cenergy Holdings SA	1,574	41
	Athens International Airport SA	1,961	27
	HELLENiQ ENERGY Holdings SA	2,181	23
	Viohalco SA	1,080	20
*	LAMDA Development SA	2,098	17
*	Aktor SA Holding Co. Technical & Energy Projects	1,375	17
*	Ballys Intralot SA	15,733	17
	Aegean Airlines SA	903	15
	Sarantis SA	680	12
	Holding Co. ADMIE IPTO SA	2,694	10
	Athens Water Supply & Sewage Co. SA	1,066	10
	Piraeus Port Authority SA	165	7
	ElvalHalcor SA	1,365	7
	Autohellas Tourist & Trading SA	419	6
	Quest Holdings SA	696	6
	Ellaktor SA	1,913	3
			2,195
Hungary (0.6%)
	OTP Bank Nyrt.	6,167	760
2

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Richter Gedeon Nyrt.	3,676	138
	MOL Hungarian Oil & Gas plc	12,072	134
	Magyar Telekom Telecommunications plc	7,511	51
	Opus Global Nyrt.	9,594	16
*	4iG Nyrt.	1,083	12
			1,111
Iceland (0.1%)
[1]	Arion Banki HF	35,965	59
	Islandsbanki HF	49,841	56
	Hagar hf	26,650	26
	Festi hf	8,155	23
	Kvika banki hf	113,273	18
	Reitir fasteignafelag hf	16,614	17
*	Alvotech SA	2,972	12
	Eimskipafelag Islands hf	3,374	7
			218
India (24.2%)
	HDFC Bank Ltd.	305,075	2,982
	Reliance Industries Ltd.	183,435	2,815
	ICICI Bank Ltd.	142,006	2,159
	Bharti Airtel Ltd. (XNSE)	79,087	1,637
	Infosys Ltd.	94,833	1,359
	Axis Bank Ltd.	61,708	940
	Mahindra & Mahindra Ltd.	25,070	937
	Larsen & Toubro Ltd.	18,142	854
	Bajaj Finance Ltd.	75,639	830
	Tata Consultancy Services Ltd.	27,516	800
	Kotak Mahindra Bank Ltd.	147,163	673
	State Bank of India	49,675	657
	Hindustan Unilever Ltd.	23,878	614
	Maruti Suzuki India Ltd.	3,535	578
	Sun Pharmaceutical Industries Ltd.	28,697	550
	NTPC Ltd.	127,119	534
	Tata Steel Ltd.	222,417	520
	Titan Co. Ltd.	9,883	471
	Bharat Electronics Ltd.	96,149	471
	UltraTech Cement Ltd.	3,231	450
	HCL Technologies Ltd.	28,350	434
	Power Grid Corp. of India Ltd.	121,632	400
	Hindalco Industries Ltd.	39,087	398
	Shriram Finance Ltd.	33,505	398
	Vedanta Ltd.	43,551	344
	Adani Ports & Special Economic Zone Ltd.	19,828	332
	JSW Steel Ltd.	23,480	327
*	Eternal Ltd.	120,956	327
	Oil & Natural Gas Corp. Ltd.	104,039	321
	Asian Paints Ltd.	12,217	320
	Eicher Motors Ltd.	3,598	317
*	Tata Motors Ltd.	55,380	308
	Grasim Industries Ltd.	9,546	294
	Coal India Ltd.	61,069	289
	ITC Ltd.	80,867	279
	Nestle India Ltd.	19,398	276
[1]	InterGlobe Aviation Ltd.	5,072	270
	TVS Motor Co. Ltd.	6,316	269
[1]	SBI Life Insurance Co. Ltd.	11,636	261
	Tech Mahindra Ltd.	16,768	251
	Divi's Laboratories Ltd.	3,435	242
	Max Healthcare Institute Ltd.	19,977	240
	Jio Financial Services Ltd.	84,125	237
	Tata Motors Passenger Vehicles Ltd.	55,319	233
	Apollo Hospitals Enterprise Ltd.	2,681	231
	Dr Reddy's Laboratories Ltd.	16,215	230
	Bajaj Finserv Ltd.	10,301	226
	Bharat Petroleum Corp. Ltd.	53,062	225
	Cipla Ltd.	15,035	223
	Hero MotoCorp Ltd.	3,497	220
	Tata Consumer Products Ltd.	17,509	220
	Hindustan Aeronautics Ltd.	5,103	220
3

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
*	Adani Power Ltd.	140,484	217
	Cholamandalam Investment & Finance Co. Ltd.	11,336	216
	Britannia Industries Ltd.	3,175	210
	Trent Ltd.	4,888	210
	Indian Oil Corp. Ltd.	100,872	208
[1]	HDFC Life Insurance Co. Ltd.	25,391	200
	Bajaj Auto Ltd.	1,808	198
	Cummins India Ltd.	3,660	197
	Tata Power Co. Ltd.	45,133	188
	Varun Beverages Ltd.	36,244	180
	Ashok Leyland Ltd.	76,831	178
*	Indus Towers Ltd.	35,447	178
	Power Finance Corp. Ltd.	38,963	177
	Samvardhana Motherson International Ltd.	118,896	174
	Wipro Ltd.	75,635	168
	Indian Hotels Co. Ltd. Class A	22,896	168
	Adani Enterprises Ltd.	7,005	167
*,1	Avenue Supermarts Ltd.	3,945	167
	Lupin Ltd.	6,519	166
	Federal Bank Ltd.	48,872	161
	BSE Ltd.	5,357	160
[1]	HDFC Asset Management Co. Ltd.	5,288	157
*	PB Fintech Ltd.	9,136	149
	Bharat Forge Ltd.	6,940	146
	Persistent Systems Ltd.	2,807	146
	Godrej Consumer Products Ltd.	10,816	145
*	Max Financial Services Ltd.	7,114	142
	GE Vernova T&D India Ltd.	3,330	141
	CG Power & Industrial Solutions Ltd.	17,690	141
	Pidilite Industries Ltd.	8,549	140
*	Suzlon Energy Ltd.	292,613	137
	Torrent Pharmaceuticals Ltd.	2,864	137
	Fortis Healthcare Ltd.	13,176	137
	Jindal Steel Ltd.	9,968	136
	GAIL India Ltd.	72,510	135
[1]	ICICI Lombard General Insurance Co. Ltd.	6,446	135
*	One 97 Communications Ltd.	10,982	133
	REC Ltd.	33,404	129
	Polycab India Ltd.	1,354	128
	Hindustan Petroleum Corp. Ltd.	25,745	124
	Marico Ltd.	14,310	124
[1]	LTIMindtree Ltd.	2,507	123
	United Spirits Ltd.	7,960	121
	Ambuja Cements Ltd.	21,480	118
	Coforge Ltd.	8,984	118
[1]	Laurus Labs Ltd.	9,856	117
	APL Apollo Tubes Ltd.	4,754	117
	Dixon Technologies India Ltd.	995	115
	DLF Ltd.	17,231	114
	Bharat Heavy Electricals Ltd.	39,068	114
	Sundaram Finance Ltd.	1,855	113
	SRF Ltd.	3,915	110
	Embassy Office Parks REIT	23,564	110
	UPL Ltd.	15,314	107
	Voltas Ltd.	6,215	107
*	Yes Bank Ltd.	470,030	107
	Muthoot Finance Ltd.	2,882	106
	Info Edge India Ltd.	9,339	106
[1]	AU Small Finance Bank Ltd.	9,826	103
	Aurobindo Pharma Ltd.	7,521	101
*	Adani Energy Solutions Ltd.	8,883	99
	Bank of Baroda	27,740	98
	Solar Industries India Ltd.	656	98
*	Swiggy Ltd.	29,173	97
	Hitachi Energy India Ltd.	341	96
	National Aluminium Co. Ltd.	24,048	94
	Bosch Ltd.	235	94
	ABB India Ltd.	1,405	94
	Havells India Ltd.	6,132	94
	MRF Ltd.	60	93
4

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Dabur India Ltd.	16,075	92
	Phoenix Mills Ltd.	5,024	92
	KEI Industries Ltd.	1,638	92
	Hyundai Motor India Ltd.	3,849	92
	Union Bank of India Ltd.	41,002	91
	IDFC First Bank Ltd.	113,045	91
	Glenmark Pharmaceuticals Ltd.	3,825	90
*	FSN E-Commerce Ventures Ltd.	30,829	90
	Multi Commodity Exchange of India Ltd.	3,356	90
	Colgate-Palmolive India Ltd.	3,585	89
	Mphasis Ltd.	3,508	89
*	Siemens Ltd.	2,369	89
	Torrent Power Ltd.	5,095	88
	Punjab National Bank	61,596	88
	Tube Investments of India Ltd.	2,911	88
	Bajaj Holdings & Investment Ltd.	720	86
	Hindustan Zinc Ltd.	12,930	86
*	Adani Green Energy Ltd.	8,280	86
	360 ONE WAM Ltd.	6,983	85
	Canara Bank	48,633	84
	NMDC Ltd.	92,161	83
*	Vodafone Idea Ltd.	711,495	83
[1]	Lodha Developers Ltd.	7,545	82
*	Vishal Mega Mart Ltd.	61,228	80
	Indian Bank	7,248	79
	Coromandel International Ltd.	3,194	78
*	GMR Airports Ltd.	69,983	78
	Oil India Ltd.	14,578	78
*	IndusInd Bank Ltd.	7,299	77
	Shree Cement Ltd.	266	76
	JSW Energy Ltd.	14,227	76
	PI Industries Ltd.	2,204	76
	Siemens Energy India Ltd.	2,367	76
	Blue Star Ltd.	3,503	75
	Mankind Pharma Ltd.	3,041	75
*	Godrej Properties Ltd.	3,836	73
	Mahindra & Mahindra Financial Services Ltd.	17,431	72
	Supreme Industries Ltd.	1,626	71
	Petronet LNG Ltd.	20,033	71
[1]	ICICI Prudential Life Insurance Co. Ltd.	9,813	71
[1]	Sona Blw Precision Forgings Ltd.	12,055	71
	Steel Authority of India Ltd.	38,590	70
	NHPC Ltd.	83,854	69
	Zydus Lifesciences Ltd.	6,791	69
*	SBI Cards & Payment Services Ltd.	8,046	69
	Jindal Stainless Ltd.	8,095	69
	Biocon Ltd.	15,809	68
	L&T Finance Ltd.	21,664	68
	Alkem Laboratories Ltd.	1,063	66
*	Aditya Birla Capital Ltd.	17,042	65
	WAAREE Energies Ltd.	2,189	65
	Prestige Estates Projects Ltd.	4,205	64
	Ipca Laboratories Ltd.	3,778	64
	UNO Minda Ltd.	4,842	63
	Astral Ltd.	3,262	60
	JK Cement Ltd.	959	60
*	ITC Hotels Ltd.	30,675	59
*	Piramal Finance Ltd.	3,086	59
	Jubilant Foodworks Ltd.	10,186	58
	Balkrishna Industries Ltd.	2,163	57
	Apar Industries Ltd.	455	56
	Page Industries Ltd.	157	55
[1]	Indian Railway Finance Corp. Ltd.	47,441	54
	Tata Communications Ltd.	3,007	53
	Oberoi Realty Ltd.	3,174	53
	Rail Vikas Nigam Ltd.	15,198	53
	Indian Railway Catering & Tourism Corp. Ltd.	8,214	52
	Schaeffler India Ltd.	1,081	52
	Container Corp. of India Ltd.	9,210	50
	Patanjali Foods Ltd.	9,025	50
5

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Mazagon Dock Shipbuilders Ltd.	2,046	50
	Cholamandalam Financial Holdings Ltd.	2,704	49
	Bank of India	24,524	48
	Oracle Financial Services Software Ltd.	633	48
[1]	Nippon Life India Asset Management Ltd.	4,638	48
	Kalyan Jewellers India Ltd.	10,371	47
	Tata Elxsi Ltd.	928	46
	LIC Housing Finance Ltd.	7,611	45
	Dalmia Bharat Ltd.	2,029	44
[1]	RBL Bank Ltd.	11,913	42
[1]	Bandhan Bank Ltd.	21,099	42
	Exide Industries Ltd.	11,276	41
	ACC Ltd.	2,175	38
	Central Depository Services India Ltd.	2,745	38
[1]	Cochin Shipyard Ltd.	2,287	38
	Ajanta Pharma Ltd.	1,134	37
	Gujarat Fluorochemicals Ltd.	961	37
	Narayana Hrudayalaya Ltd.	1,821	37
	Linde India Ltd.	505	37
	Indraprastha Gas Ltd.	19,017	36
	Lloyds Metals & Energy Ltd.	2,681	36
[1]	General Insurance Corp. of India	8,202	35
*	Poonawalla Fincorp Ltd.	6,929	35
*	Kaynes Technology India Ltd.	819	35
	Bharti Hexacom Ltd.	2,003	35
	AIA Engineering Ltd.	806	34
	United Breweries Ltd.	1,905	34
	Adani Total Gas Ltd.	6,085	34
	KPIT Technologies Ltd.	4,002	34
	Bharat Dynamics Ltd.	2,450	34
	GlaxoSmithKline Pharmaceuticals Ltd.	1,173	33
	Berger Paints India Ltd.	6,602	33
*	Star Health & Allied Insurance Co. Ltd.	6,429	33
	Bank of Maharashtra	40,658	33
	HDB Financial Services Ltd.	4,259	33
	Motilal Oswal Financial Services Ltd.	3,982	32
[1]	Dr Lal PathLabs Ltd.	2,060	32
	Deepak Nitrite Ltd.	1,845	32
	3M India Ltd.	73	30
	Tata Technologies Ltd.	4,577	30
	Escorts Kubota Ltd.	740	29
[1]	L&T Technology Services Ltd.	743	29
[1]	Endurance Technologies Ltd.	960	28
*	Indian Renewable Energy Development Agency Ltd.	20,793	28
	Emami Ltd.	5,217	27
	Aarti Industries Ltd.	5,541	27
	Thermax Ltd.	795	27
	Castrol India Ltd.	12,929	27
	CRISIL Ltd.	554	27
	Housing & Urban Development Corp. Ltd.	13,184	27
	NLC India Ltd.	9,216	26
	JSW Infrastructure Ltd.	9,231	26
	Godfrey Phillips India Ltd.	1,101	26
*	NTPC Green Energy Ltd.	25,920	26
	IRB Infrastructure Developers Ltd.	53,832	25
	Zee Entertainment Enterprises Ltd.	24,700	24
[1]	Syngene International Ltd.	5,163	24
*	AWL Agri Business Ltd.	11,354	24
*	Bajaj Housing Finance Ltd.	25,446	24
[1]	Premier Energies Ltd.	2,877	23
	Gujarat Gas Ltd.	4,996	22
	Honeywell Automation India Ltd.	62	21
	Hexaware Technologies Ltd.	4,071	21
	Authum Investment & Infrastucture Ltd.	3,814	20
	IDBI Bank Ltd.	14,787	19
	Whirlpool of India Ltd.	1,739	18
	Sun TV Network Ltd.	2,469	18
	Bayer CropScience Ltd.	339	17
	Metro Brands Ltd.	1,415	16
	Bata India Ltd.	1,781	15
6

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	SJVN Ltd.	18,840	15
	Kansai Nerolac Paints Ltd.	6,149	14
*	Godrej Industries Ltd.	1,202	13
*	Mangalore Refinery & Petrochemicals Ltd.	5,367	12
[2]	Bharti Airtel Ltd.	660	12
*	Indian Overseas Bank	26,913	11
	Central Bank of India Ltd.	25,285	11
[1]	New India Assurance Co. Ltd.	6,504	11
	Relaxo Footwears Ltd.	2,417	9
*	Tata Teleservices Maharashtra Ltd.	18,422	8
	Vedant Fashions Ltd.	1,809	8
			47,206
Indonesia (1.6%)
	Bank Central Asia Tbk. PT	1,319,430	563
	Bank Rakyat Indonesia Persero Tbk. PT	1,775,594	413
	Bank Mandiri Persero Tbk. PT	1,164,486	365
	Telkom Indonesia Persero Tbk. PT	1,170,260	247
	Astra International Tbk. PT	542,980	216
*	Dian Swastatika Sentosa Tbk. PT	33,015	155
*	Amman Mineral Internasional PT	324,838	148
	Bank Negara Indonesia Persero Tbk. PT	335,422	88
*	GoTo Gojek Tokopedia Tbk. PT Class A	20,883,152	76
*	Merdeka Copper Gold Tbk. PT	324,996	73
	United Tractors Tbk. PT	39,760	68
*	Barito Pacific Tbk. PT	557,536	66
	Sumber Alfaria Trijaya Tbk. PT	550,751	55
	Charoen Pokphand Indonesia Tbk. PT	209,070	53
	Indofood Sukses Makmur Tbk. PT	116,879	45
	Indah Kiat Pulp & Paper Tbk. PT	62,326	43
	Petrindo Jaya Kreasi Tbk. PT	454,407	43
	Perusahaan Gas Negara Persero Tbk. PT	236,975	34
	Alamtri Resources Indonesia Tbk. PT	247,435	34
	Kalbe Farma Tbk. PT	495,355	33
	Indofood CBP Sukses Makmur Tbk. PT	60,053	28
	Elang Mahkota Teknologi Tbk. PT	446,375	24
	XLSMART Telecom Sejahtera Tbk. PT	122,618	23
	Unilever Indonesia Tbk. PT	153,971	22
	Vale Indonesia Tbk. PT	46,669	22
	Trimegah Bangun Persada Tbk. PT	244,244	22
	Indosat Tbk. PT	139,669	19
	Semen Indonesia Persero Tbk. PT	87,484	15
	Sarana Menara Nusantara Tbk. PT	487,891	15
	Dayamitra Telekomunikasi PT	435,874	14
	Gudang Garam Tbk. PT	12,211	13
	Bukit Asam Persero Tbk. PT	82,307	13
	Mayora Indah Tbk. PT	93,230	12
	Bank Syariah Indonesia Tbk. PT	86,359	12
	Indocement Tunggal Prakarsa Tbk. PT	27,392	10
	Jasa Marga Persero Tbk. PT	43,268	10
	Avia Avian Tbk. PT	291,301	8
	PT Tower Bersama Infrastructure Tbk.	51,811	5
*	Bumi Serpong Damai Tbk. PT	87,293	4
			3,109
Kuwait (1.0%)
	Kuwait Finance House KSCP	332,117	871
	National Bank of Kuwait SAKP	220,847	678
	Boubyan Bank KSCP	47,832	106
	Mobile Telecommunications Co. KSCP	59,464	105
	Gulf Bank KSCP	59,427	66
*	Warba Bank KSCP	59,513	56
	Mabanee Co. KPSC	17,303	55
	Burgan Bank SAK	27,723	19
	Agility Public Warehousing Co. KSCC	40,503	18
			1,974
Malaysia (2.4%)
	Malayan Banking Bhd.	202,961	624
	Public Bank Bhd.	392,516	497
	CIMB Group Holdings Bhd.	224,167	463
7

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Tenaga Nasional Bhd.	120,575	445
	IHH Healthcare Bhd.	83,163	194
	Press Metal Aluminium Holdings Bhd.	91,559	168
	Gamuda Bhd.	138,380	149
	SD Guthrie Bhd.	97,886	145
	AMMB Holdings Bhd.	74,949	124
	RHB Bank Bhd.	55,509	120
	Petronas Gas Bhd.	25,980	120
	MISC Bhd.	53,854	112
	Sunway Bhd.	66,592	100
	Hong Leong Bank Bhd.	16,541	99
	Celcomdigi Bhd.	102,545	84
	IOI Corp. Bhd.	76,904	78
	Maxis Bhd.	76,831	77
	Axiata Group Bhd.	120,216	70
	Kuala Lumpur Kepong Bhd.	13,862	68
	Sime Darby Bhd.	108,699	68
	Telekom Malaysia Bhd.	30,919	59
	IJM Corp. Bhd.	89,777	58
	Petronas Chemicals Group Bhd.	74,295	57
	Dialog Group Bhd.	114,942	52
	Petronas Dagangan Bhd.	9,117	51
	YTL Power International Bhd.	69,637	51
	YTL Corp. Bhd.	100,314	47
	Nestle Malaysia Bhd.	1,671	47
	PPB Group Bhd.	16,014	45
	QL Resources Bhd.	43,242	45
[1]	MR DIY Group M Bhd.	90,987	42
	Fraser & Neave Holdings Bhd.	4,429	40
	Genting Bhd.	55,627	40
	99 Speed Mart Retail Holdings Bhd.	39,279	35
	Alliance Bank Malaysia Bhd.	24,942	32
	Hong Leong Financial Group Bhd.	5,554	30
	Genting Malaysia Bhd.	44,150	24
	Top Glove Corp. Bhd.	134,236	20
*	Hartalega Holdings Bhd.	39,371	9
			4,589
Mexico (3.5%)
	Grupo Mexico SAB de CV Class B	76,720	976
	Grupo Financiero Banorte SAB de CV	77,596	885
	America Movil SAB de CV Class B	421,433	548
	Fomento Economico Mexicano SAB de CV	46,936	527
	Cemex SAB de CV	407,471	510
	Wal-Mart de Mexico SAB de CV	137,071	444
*	Industrias Penoles SAB de CV	5,055	321
	Grupo Aeroportuario del Pacifico SAB de CV Class B	10,990	287
	Arca Continental SAB de CV	23,610	284
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,253	153
	Prologis Property Mexico SA de CV	29,516	145
	Coca-Cola Femsa SAB de CV	12,464	138
	Fibra Uno Administracion SA de CV	74,696	130
	Grupo Financiero Inbursa SAB de CV	47,825	122
	Grupo Bimbo SAB de CV Class A	32,695	119
	Grupo Carso SAB de CV	14,513	114
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	7,412	113
	Kimberly-Clark de Mexico SAB de CV Class A	42,596	107
	Gentera SAB de CV	29,131	85
	Corp. Inmobiliaria Vesta SAB de CV	22,806	84
	Megacable Holdings SAB de CV	20,371	79
	Gruma SAB de CV Class B	4,343	78
	Promotora y Operadora de Infraestructura SAB de CV	4,718	78
	Sigma Foods SAB de CV Class A	66,979	75
[1]	Banco del Bajio SA	21,655	72
	Regional SAB de CV	6,778	64
	Qualitas Controladora SAB de CV	5,401	53
	GCC SAB de CV	4,473	52
	Grupo Comercial Chedraui SA de CV	7,808	50
	Alsea SAB de CV	13,138	46
	Concentradora Fibra Danhos SA de CV	23,933	38
8

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	El Puerto de Liverpool SAB de CV	5,330	33
*	Orbia Advance Corp. SAB de CV	23,098	27
*	Alpek SAB de CV Class A	44,656	21
	Operadora De Sites Mexicanos SAB de CV	21,818	19
	Becle SAB de CV	13,058	13
			6,890
Philippines (0.7%)
	International Container Terminal Services Inc.	29,261	365
	BDO Unibank Inc.	60,981	145
	Bank of the Philippine Islands	50,486	101
	SM Prime Holdings Inc.	270,079	101
	Ayala Corp.	7,750	81
	PLDT Inc.	2,856	69
	Ayala Land Inc.	180,996	65
	Metropolitan Bank & Trust Co.	47,920	64
	Manila Electric Co.	5,400	60
	Jollibee Foods Corp.	12,452	46
	JG Summit Holdings Inc.	76,375	40
	Universal Robina Corp.	22,679	31
	GT Capital Holdings Inc.	2,502	29
	Aboitiz Power Corp.	33,479	26
	Globe Telecom Inc.	817	25
	Puregold Price Club Inc.	26,439	19
	Converge Information & Communications Technology Solutions Inc.	66,837	17
	DMCI Holdings Inc.	95,349	16
	LT Group Inc.	52,882	14
[1]	Monde Nissin Corp.	120,813	14
	ACEN Corp.	262,385	13
	Semirara Mining & Power Corp. Class A	22,202	11
	Megaworld Corp.	229,295	9
	Bloomberry Resorts Corp.	92,569	4
			1,365
Qatar (1.1%)
	Qatar National Bank QPSC	117,137	622
	Qatar Islamic Bank QPSC	48,700	317
	Industries Qatar QSC	53,358	177
	Commercial Bank PSQC	90,629	121
	Al Rayan Bank	165,879	106
	Qatar Gas Transport Co. Ltd.	73,464	99
	Ooredoo QPSC	25,021	93
	Qatar Navigation QSC	26,677	82
	Qatar International Islamic Bank QSC	23,510	73
	Qatar Fuel QSC	15,849	64
	Dukhan Bank	55,710	55
	Nebras Energy	13,369	54
	Mesaieed Petrochemical Holding Co.	142,368	41
	Barwa Real Estate Co.	57,416	40
	Qatar Aluminum Manufacturing Co.	74,664	36
*	Vodafone Qatar PQSC	43,231	32
*	Estithmar Holding QPSC	24,261	25
*	Ezdan Holding Group QSC	42,780	11
			2,048
Romania (0.2%)
	Banca Transilvania SA	25,232	202
	OMV Petrom SA	414,938	94
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	2,351	79
	Societatea Energetica Electrica SA	3,939	28
	Societatea Nationala Nuclearelectrica SA	1,422	22
*	MED Life SA	6,609	20
	One United Properties SA	973	8
			453
Saudi Arabia (4.6%)
	Al Rajhi Bank	52,755	1,415
[1]	Saudi Arabian Oil Co.	159,867	1,065
	Saudi National Bank	78,362	868
*	Saudi Arabian Mining Co.	36,193	676
	Saudi Telecom Co.	50,709	565
	Saudi Basic Industries Corp.	24,195	350
9

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Riyad Bank	39,389	291
*	ACWA Power Co.	6,071	268
	Alinma Bank	32,790	244
	Saudi Awwal Bank	26,568	242
	SABIC Agri-Nutrients Co.	6,277	207
	Etihad Etisalat Co.	10,112	173
	Banque Saudi Fransi	32,540	172
	Dr Sulaiman Al Habib Medical Services Group Co.	2,748	169
	Almarai Co. JSC	13,165	140
	Bank AlBilad	19,716	134
	Arab National Bank	23,713	130
	Elm Co.	650	111
	Bupa Arabia for Cooperative Insurance Co.	2,086	99
*	Umm Al Qura for Development & Construction Co.	18,877	83
*	Dar Al Arkan Real Estate Development Co.	14,334	76
	Saudi Electricity Co.	20,718	75
	Co. for Cooperative Insurance	1,959	71
*	Jabal Omar Development Co.	15,515	61
	Jarir Marketing Co.	16,044	60
	Saudi Investment Bank	16,327	59
	Riyadh Cables Group Co.	1,759	55
	Makkah Construction & Development Co.	2,645	55
	Bank Al-Jazira	16,507	51
	Yanbu National Petrochemical Co.	7,322	49
	Saudi Tadawul Group Holding Co.	1,293	47
	SAL Saudi Logistics Services	1,048	45
	Ades Holding Co.	9,099	43
	Mouwasat Medical Services Co.	2,473	42
	Aldrees Petroleum & Transport Services Co.	1,315	41
	Sahara International Petrochemical Co.	9,404	35
	Mobile Telecommunications Co. Saudi Arabia	11,478	35
	Astra Industrial Group Co.	1,010	34
	Dallah Healthcare Co.	1,265	33
	Arabian Internet & Communications Services Co.	664	33
	Saudi Aramco Base Oil Co.	1,362	33
	Taiba Investments Co.	3,500	32
	Saudi Industrial Investment Group	8,784	30
[1]	Arabian Centres Co.	6,179	30
	Nahdi Medical Co.	1,042	28
	Jamjoom Pharmaceuticals Factory Co.	759	27
*	Al Rajhi Co. for Co-operative Insurance	1,319	26
*	Saudi Kayan Petrochemical Co.	19,461	25
	Saudi Cement Co.	2,621	23
*	Savola Group	3,913	23
*	Saudi Research & Media Group	1,052	23
	United Electronics Co.	1,048	23
*	Seera Group Holding	3,804	23
	Catrion Catering Holding Co.	1,118	23
	Saudia Dairy & Foodstuff Co.	424	22
*	Advanced Petrochemical Co.	3,495	22
*	Rabigh Refining & Petrochemical Co.	11,186	22
	Saudi Ground Services Co.	2,558	22
	Qassim Cement Co.	1,833	21
*	flynas Co. SJSC	1,361	21
*	National Industrialization Co.	9,055	20
	Abdullah Al Othaim Markets Co.	11,768	19
	Yamama Cement Co.	2,709	18
	Arabian Drilling Co.	725	17
*	Power & Water Utility Co. for Jubail & Yanbu	2,018	17
*	Arabian Contracting Services Co.	515	15
	Leejam Sports Co. JSC	646	14
*	Saudi Real Estate Co.	3,784	13
*	Emaar Economic City	5,433	12
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	1,487	12
	BinDawood Holding Co.	6,477	8
			9,066
South Africa (6.7%)
	Anglogold Ashanti plc	13,540	1,732
	Gold Fields Ltd.	24,087	1,412
10

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Naspers Ltd.	20,511	1,141
	FirstRand Ltd.	142,930	891
	Valterra Platinum Ltd.	7,115	835
	Standard Bank Group Ltd.	34,854	702
	Capitec Bank Holdings Ltd.	2,287	681
	MTN Group Ltd.	44,377	577
	Impala Platinum Holdings Ltd.	24,131	536
	Absa Group Ltd.	20,600	352
	Harmony Gold Mining Co. Ltd.	14,728	335
*	Sibanye Stillwater Ltd.	74,490	331
	Sanlam Ltd.	43,185	288
	Northam Platinum Holdings Ltd.	9,497	260
	Bid Corp. Ltd.	9,061	240
	Discovery Ltd.	14,491	237
	Nedbank Group Ltd.	11,962	237
	Shoprite Holdings Ltd.	12,592	209
	Remgro Ltd.	13,454	164
[1]	Pepkor Holdings Ltd.	94,097	157
	NEPI Rockcastle NV	16,618	155
*	Sasol Ltd.	16,870	154
	Bidvest Group Ltd.	8,695	138
	Old Mutual Ltd.	126,581	131
	Vodacom Group Ltd.	12,458	127
	Reinet Investments SCA	3,561	125
	Clicks Group Ltd.	6,174	124
	OUTsurance Group Ltd.	23,041	106
	Growthpoint Properties Ltd.	87,188	103
	Tiger Brands Ltd.	4,888	98
	Woolworths Holdings Ltd.	24,119	83
	Aspen Pharmacare Holdings Ltd.	9,634	82
	Mr. Price Group Ltd.	6,939	80
	Exxaro Resources Ltd.	6,289	78
	African Rainbow Minerals Ltd.	3,153	50
	Investec Ltd.	5,552	48
	Foschini Group Ltd.	8,661	47
	Kumba Iron Ore Ltd.	1,465	34
	Santam Ltd.	992	27
			13,107
Taiwan (36.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	643,704	40,166
	Hon Hai Precision Industry Co. Ltd.	327,199	2,503
	MediaTek Inc.	39,444	2,430
	Delta Electronics Inc.	51,819	2,337
	ASE Technology Holding Co. Ltd.	88,047	1,061
	CTBC Financial Holding Co. Ltd.	473,613	842
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,000	749
	Fubon Financial Holding Co. Ltd.	223,744	671
	Quanta Computer Inc.	70,793	650
	United Microelectronics Corp.	312,876	647
	Cathay Financial Holding Co. Ltd.	251,043	637
	Accton Technology Corp.	13,300	585
	Elite Material Co. Ltd.	7,559	579
	Unimicron Technology Corp.	35,795	541
	Asia Vital Components Co. Ltd.	8,694	478
	TS Financial Holding Co. Ltd.	583,486	475
	E.Sun Financial Holding Co. Ltd.	411,615	462
	Yuanta Financial Holding Co. Ltd.	292,528	456
	Chunghwa Telecom Co. Ltd.	102,473	441
	Chroma ATE Inc.	9,901	430
	Mega Financial Holding Co. Ltd.	316,867	408
	Yageo Corp.	41,659	390
	Nan Ya Plastics Corp.	132,151	383
	Wiwynn Corp.	2,778	349
	Wistron Corp.	81,130	347
	SinoPac Financial Holdings Co. Ltd.	319,944	337
*	Winbond Electronics Corp.	83,751	319
	King Yuan Electronics Co. Ltd.	30,636	315
	Asustek Computer Inc.	18,323	310
	Uni-President Enterprises Corp.	132,155	306
11

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Hua Nan Financial Holdings Co. Ltd.	249,816	303
	KGI Financial Holding Co. Ltd.	422,706	295
	Lite-On Technology Corp.	52,121	284
	First Financial Holding Co. Ltd.	291,182	278
*	Nanya Technology Corp.	30,144	268
	ASPEED Technology Inc.	813	251
	Gold Circuit Electronics Ltd.	8,994	234
	Alchip Technologies Ltd.	2,132	233
	Jentech Precision Industrial Co. Ltd.	2,232	218
	Taiwan Cooperative Financial Holding Co. Ltd.	281,304	215
	Bizlink Holding Inc.	4,785	211
	Largan Precision Co. Ltd.	2,580	207
*	Powerchip Semiconductor Manufacturing Corp.	86,515	207
	China Steel Corp.	303,445	201
	Realtek Semiconductor Corp.	13,085	200
	Global Unichip Corp.	2,224	195
	Novatek Microelectronics Corp.	15,499	193
	Formosa Plastics Corp.	112,473	184
	Evergreen Marine Corp. Taiwan Ltd.	29,046	182
	PharmaEssentia Corp.	7,601	176
	Innolux Corp.	197,322	167
	King Slide Works Co. Ltd.	1,524	164
	Powertech Technology Inc.	18,566	151
	TCC Group Holdings Co. Ltd.	179,024	151
	Formosa Chemicals & Fibre Corp.	89,841	145
	eMemory Technology Inc.	1,819	145
	Airtac International Group	3,762	144
	Far EasTone Telecommunications Co. Ltd.	47,537	140
	Hotai Motor Co. Ltd.	7,520	140
	Chang Hwa Commercial Bank Ltd.	198,915	137
*	Caliway Biopharmaceuticals Co. Ltd.	26,662	137
	International Games System Co. Ltd.	6,003	133
	Chailease Holding Co. Ltd.	39,826	132
	Advantech Co. Ltd.	12,395	131
	Taiwan Mobile Co. Ltd.	37,747	130
	Shanghai Commercial & Savings Bank Ltd.	102,133	130
	Fortune Electric Co. Ltd.	3,867	130
	E Ink Holdings Inc.	21,640	128
	Zhen Ding Technology Holding Ltd.	19,346	128
	Lotes Co. Ltd.	2,247	126
	Pegatron Corp.	51,939	122
	Vanguard International Semiconductor Corp.	27,922	118
	Compal Electronics Inc.	113,455	114
	Gigabyte Technology Co. Ltd.	14,500	110
	WT Microelectronics Co. Ltd.	18,506	108
	President Chain Store Corp.	14,272	102
	Inventec Corp.	69,102	101
	Taiwan Business Bank	190,905	100
	Globalwafers Co. Ltd.	6,850	99
	Nan Ya Printed Circuit Board Corp.	5,716	99
	Teco Electric & Machinery Co. Ltd.	37,430	98
	Win Semiconductors Corp.	9,231	98
	Walsin Lihwa Corp.	82,589	96
	WPG Holdings Ltd.	39,801	89
	Catcher Technology Co. Ltd.	14,379	88
	Eva Airways Corp.	71,597	87
	Yang Ming Marine Transport Corp.	46,752	86
	AUO Corp.	159,858	84
	Wan Hai Lines Ltd.	32,302	79
	Silergy Corp.	8,897	79
	Synnex Technology International Corp.	33,066	76
	Far Eastern New Century Corp.	81,052	75
	Asia Cement Corp.	62,188	71
	Acer Inc.	77,432	68
	Eclat Textile Co. Ltd.	5,017	67
	Chicony Electronics Co. Ltd.	16,432	66
	Pou Chen Corp.	60,749	60
	Hiwin Technologies Corp.	8,009	58
	Nien Made Enterprise Co. Ltd.	4,500	58
	Formosa Petrochemical Corp.	31,929	56
12

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Micro-Star International Co. Ltd.	18,356	55
	Sino-American Silicon Products Inc.	14,695	55
	Voltronic Power Technology Corp.	1,819	53
	Cheng Shin Rubber Industry Co. Ltd.	50,714	51
*	Taiwan Glass Industry Corp.	26,396	51
	Shihlin Electric & Engineering Corp.	6,796	51
	China Airlines Ltd.	75,582	50
	Foxconn Technology Co. Ltd.	26,680	50
	Eternal Materials Co. Ltd.	21,936	48
	Taiwan High Speed Rail Corp.	55,030	48
	Capital Securities Corp.	44,012	45
	ASMedia Technology Inc.	1,005	42
	Ruentex Development Co. Ltd.	41,662	39
	Walsin Technology Corp.	7,606	37
	Feng TAY Enterprise Co. Ltd.	12,033	36
	Tatung Co. Ltd.	30,426	36
	Parade Technologies Ltd.	2,015	35
	Transcend Information Inc.	5,059	33
	Genius Electronic Optical Co. Ltd.	2,272	32
	Advanced Energy Solution Holding Co. Ltd.	814	31
	Far Eastern International Bank	67,472	28
*	HTC Corp.	17,955	26
	Taiwan Fertilizer Co. Ltd.	16,692	25
	U-Ming Marine Transport Corp.	11,339	24
	Taiwan Secom Co. Ltd.	6,746	23
	Giant Manufacturing Co. Ltd.	8,482	22
*	Oneness Biotech Co. Ltd.	8,613	16
	Yulon Motor Co. Ltd.	15,291	15
	momo.com Inc.	2,380	15
	China Motor Corp.	7,055	13
	Formosa Sumco Technology Corp.	1,605	7
			71,632
Thailand (2.4%)
	Delta Electronics Thailand PCL (Foreign)	77,031	690
	PTT PCL (Foreign)	328,316	391
	Advanced Info Service PCL (Foreign)	28,482	348
	Kasikornbank PCL (Foreign)	46,823	303
*	Gulf Development PCL (Foreign)	142,000	283
	CP ALL PCL (Foreign)	143,747	239
	SCB X PCL (Foreign)	45,142	216
	Bangkok Dusit Medical Services PCL (Foreign)	287,859	200
	Airports of Thailand PCL (Foreign)	100,723	176
	Krung Thai Bank PCL (Foreign)	157,737	174
	PTT Exploration & Production PCL (Foreign)	35,532	157
	Central Pattana PCL (Foreign)	66,959	151
	Siam Cement PCL (Foreign)	18,391	133
	Bumrungrad Hospital PCL (Foreign)	15,323	105
	Bangkok Bank PCL (Foreign)	15,728	90
	Minor International PCL (Foreign)	100,657	84
	True Corp. PCL (Foreign)	179,436	84
	TMBThanachart Bank PCL (Foreign)	1,040,761	79
	Charoen Pokphand Foods PCL (Foreign)	95,657	65
	PTT Global Chemical PCL (Foreign)	60,650	55
	Thai Oil PCL (Foreign)	28,301	50
	Central Retail Corp. PCL (Foreign)	69,794	46
	Digital Telecommunications Infrastructure Fund	135,931	42
	Banpu PCL (Foreign)	199,940	37
	True Corp. PCL NVDR	77,158	36
	Indorama Ventures PCL (Foreign)	47,952	35
	Krungthai Card PCL (Foreign)	28,729	31
	Bangkok Expressway & Metro PCL (Foreign)	146,339	30
	Home Product Center PCL (Foreign)	120,534	29
	PTT Oil & Retail Business PCL (Foreign)	65,533	28
	Land & Houses PCL (Foreign)	178,372	25
	Thai Union Group PCL (Foreign)	63,529	25
	Global Power Synergy PCL (Foreign)	15,970	22
	CP Axtra PCL (Foreign)	39,972	22
	Muangthai Capital PCL (Foreign)	16,933	20
	Ratch Group PCL (Foreign)	20,462	20
13

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Osotspa PCL (Foreign)	35,252	19
	Electricity Generating PCL (Foreign)	4,599	18
	SCG Packaging PCL (Foreign)	25,626	17
	Thai Life Insurance PCL (Foreign)	49,486	17
*	BTS Group Holdings PCL (Foreign)	205,546	16
	Asset World Corp. PCL (Foreign)	187,752	15
	Carabao Group PCL (Foreign)	8,563	13
	Berli Jucker PCL (Foreign)	17,589	9
	Siam City Cement PCL (Foreign)	1,042	5
			4,650
Turkiye (1.4%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	32,228	236
	BIM Birlesik Magazalar A/S	12,075	184
	Akbank TAS	85,730	176
	KOC Holding A/S	33,416	152
	Turkiye Petrol Rafinerileri A/S	27,509	137
	Turk Hava Yollari AO	18,339	129
	Turkcell Iletisim Hizmetleri A/S	38,433	102
	Haci Omer Sabanci Holding A/S	43,600	100
*	Yapi ve Kredi Bankasi A/S	98,152	97
	Turkiye Is Bankasi A/S Class C	248,643	96
	Eregli Demir ve Celik Fabrikalari TAS	117,918	88
	Turkiye Garanti Bankasi A/S	19,844	73
*	Destek Finans Faktoring A/S	1,848	63
	Enka Insaat ve Sanayi A/S	23,481	54
	Ford Otomotiv Sanayi A/S	18,004	48
*	Kiler Holding A/S	6,392	45
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	9,896	42
	Coca-Cola Icecek A/S	21,082	34
*	TAV Havalimanlari Holding A/S	4,737	33
	Migros Ticaret A/S	2,228	33
	Turkiye Sise ve Cam Fabrikalari A/S	28,513	29
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	49,295	27
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	9,655	27
*	Turk Altin Isletmeleri A/S	18,045	25
*	Gubre Fabrikalari TAS	1,941	24
	Tofas Turk Otomobil Fabrikasi A/S	3,247	24
*	Pegasus Hava Tasimaciligi A/S	5,026	23
	AG Anadolu Grubu Holding A/S	29,223	22
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	47,558	21
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	18,757	21
*,1	MLP Saglik Hizmetleri A/S	2,028	20
*	Sasa Polyester Sanayi A/S	335,757	19
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	26,030	18
*	TR Anadolu Metal Madencilik Isletmeleri A/S	4,498	17
*	Turkiye Vakiflar Bankasi TAO	18,530	17
*	Turkiye Halk Bankasi A/S	15,364	17
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	501	17
*	Arcelik A/S	6,061	16
*	Turk Telekomunikasyon A/S	10,467	16
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	13,136	14
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	930	14
	Enerya Enerji A/S	60,058	14
*	Tera Yatirim Menkul Degerler A/S	2,285	14
*	Petkim Petrokimya Holding A/S	33,899	13
	LDR Turizm A/S	6,870	13
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	28,947	13
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	7,914	13
[1]	Enerjisa Enerji A/S	4,894	12
	Oyak Cimento Fabrikalari A/S	21,033	12
	Turkiye Sigorta A/S	44,794	12
	Is Yatirim Menkul Degerler A/S	11,196	12
*	Ral Yatirim Holding A/S	3,403	12
	Ulker Biskuvi Sanayi A/S	4,071	11
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	20,593	11
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	14,240	10
	Dogus Otomotiv Servis ve Ticaret A/S	1,718	9
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	3,255	9
*	Sok Marketler Ticaret A/S	6,404	9
14

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Anadolu Anonim Turk Sigorta Sirketi	14,666	9
*	Baticim Bati Anadolu Cimento Sanayii A/S	70,172	9
*	Lydia Holding A/S	1,949	9
	Cimsa Cimento Sanayi ve Ticaret A/S	6,950	8
*	Aksa Enerji Uretim A/S Class B	5,176	8
	Borusan Yatirim ve Pazarlama A/S	149	8
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	14,483	8
	Aygaz A/S	1,167	7
	Nuh Cimento Sanayi A/S	1,090	7
	Efor Yatirim Sanayi Ticaret A/S	14,205	7
	Aksa Akrilik Kimya Sanayii A/S	26,887	6
	Alarko Holding A/S	2,718	6
	Dogan Sirketler Grubu Holding A/S	12,132	6
*	Otokar Otomotiv ve Savunma Sanayi A/S	663	6
*	Turkiye Sinai Kalkinma Bankasi A/S	21,561	6
	TAB Gida Sanayi ve Ticaret A/S	1,017	6
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	687	6
	Turk Traktor ve Ziraat Makineleri A/S	408	5
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,500	5
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	28,047	5
*	MIA Teknoloji A/S	5,930	5
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	15	5
*	Grainturk Tarim A/S	937	5
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	5,737	4
	Tekfen Holding A/S	2,168	4
*	Hektas Ticaret TAS	62,467	4
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	2,094	4
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	23,444	4
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	5,141	4
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	5,681	4
	Akcansa Cimento A/S	719	3
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,036	3
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,775	3
*	Politeknik Metal Sanayi ve Ticaret A/S	23	3
	Anadolu Hayat Emeklilik A/S	1,208	3
*	Altinay Savunma Teknolojileri A/S	6,830	3
	Agesa Hayat ve Emeklilik A/S	673	3
	EGE Endustri ve Ticaret A/S	10	2
*	NET Holding A/S	1,459	2
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,434	2
	Eczacibasi Yatirim Holding Ortakligi A/S	369	2
*	Investco Holding A/S	375	2
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	600	2
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	290	1
*	Zorlu Enerji Elektrik Uretim A/S	16,858	1
	Iskenderun Demir ve Celik A/S	1,311	1
	Kocaer Celik Sanayi ve Ticaret A/S	4,454	1
*	Ozak Gayrimenkul Yatirim Ortakligi	2,666	1
	Alfa Solar Enerji Sanayi ve Ticaret A/S	538	1
*	Akfen Yenilenebilir Enerji A/S	2,883	1
	Escar Turizm Tasimacilik Ticaret A/S	1,638	1
	Celebi Hava Servisi A/S	27	1
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	349	1
	Ronesans Gayrimenkul Yatirim A/S Class B	372	1
*	Konya Cimento Sanayii A/S	4	—
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,409	—
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	762	—
			2,773
United Arab Emirates (2.6%)
	Emaar Properties PJSC	167,227	738
	First Abu Dhabi Bank PJSC	118,860	635
	Emirates Telecommunications Group Co. PJSC	93,572	517
	Emirates NBD Bank PJSC	48,642	437
	Abu Dhabi Commercial Bank PJSC	84,695	349
	Aldar Properties PJSC	102,349	301
	Abu Dhabi Islamic Bank PJSC	39,102	271
	Dubai Electricity & Water Authority PJSC	241,736	198
	Dubai Islamic Bank PJSC	77,652	175
	Adnoc Gas plc	184,983	171
15

Emerging Markets Ex-China ETF
		Shares	Market Value• ($000)
	Emaar Development PJSC	22,479	118
*	Alpha Dhabi Holding PJSC	42,615	106
	ADNOC Drilling Co. PJSC	70,702	98
	Air Arabia PJSC	60,859	90
	Salik Co. PJSC	50,446	88
	Abu Dhabi National Oil Co. for Distribution PJSC	77,907	85
*	Modon Holding PSC	86,335	79
	ADNOC Logistics & Services	43,535	65
	Dubai Investments PJSC	56,055	61
	Borouge plc	80,259	57
*	Two Point Zero Group PJSC	106,078	57
	Agility Global plc	151,228	57
	Pure Health Holding PJSC	60,835	43
	Americana Restaurants International plc - Foreign Co.	76,184	39
	NMDC Group PJSC	5,993	34
	Parkin Co. PJSC	20,385	33
*	Abu Dhabi Ports Co. PJSC	24,068	31
	Emirates Central Cooling Systems Corp.	55,509	27
*	Apex Investment Co. PSC	26,573	26
	Talabat Holding plc	126,854	24
	Lulu Retail Holdings plc	81,015	24
	Fertiglobe plc	31,304	23
*	Presight AI Holding plc	22,427	22
	Dubai Financial Market PJSC	43,516	19
*	Phoenix Group plc	74,434	18
*	Space42 plc	32,029	14
*	Ghitha Holding PJSC	1,094	5
			5,135
Total Common Stocks (Cost $173,226)			189,578
Preferred Stocks (2.3%)
	Itau Unibanco Holding SA Preference Shares	146,483	1,337
	Petroleo Brasileiro SA - Petrobras Preference Shares	122,055	936
	Banco Bradesco SA Preference Shares	138,374	571
	Itausa SA Preference Shares	157,792	439
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	3,801	290
	Grupo Cibest SA Preference Shares	12,137	206
	Gerdau SA Preference Shares	33,984	139
*	Axia Energia Preference Shares Class C	9,847	113
	Cia Energetica de Minas Gerais Preference Shares	40,701	96
	Axia Energia Preference Shares Class B	5,912	77
	Embotelladora Andina SA Preference Shares Class B	11,273	54
	Isa Energia Brasil SA Preference Shares	7,639	43
	Metalurgica Gerdau SA Preference Shares	21,958	40
	Grupo de Inversiones Suramericana SA Preference Shares	2,753	34
*	Braskem SA Preference Shares Class A	5,269	10
*	Localiza Rent a Car SA Preference Shares	935	9
Total Preferred Stocks (Cost $3,786)			4,394
Rights (0.0%)
*	Hypera SA Exp. 3/17/2026 (Cost $—)	751	—
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3]	Vanguard Market Liquidity Fund, 3.693% (Cost $961)	9,608	961
Total Investments (99.9%) (Cost $177,973)			194,933
Other Assets and Liabilities—Net (0.1%)			273
Net Assets (100%)			195,206
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $3,981, representing 2.0% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
16

Emerging Markets Ex-China ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2026	15	1,203	28

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	3/18/2026	INR	5,644	USD	62	—	—
State Street Bank & Trust Co.	3/18/2026	USD	47	BRL	259	—	(4)
BNP Paribas	3/18/2026	USD	11	BRL	60	—	(1)
State Street Bank & Trust Co.	3/18/2026	USD	124	INR	11,280	—	—
State Street Bank & Trust Co.	3/18/2026	USD	28	TWD	872	—	—
						—	(5)

BRL—Brazilian real.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Ex-China ETF
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $177,012)	193,972
Affiliated Issuers (Cost $961)	961
Total Investments in Securities	194,933
Investment in Vanguard	3
Foreign Currency, at Value (Cost $336)	337
Cash Collateral Pledged—Futures Contracts	40
Receivables for Accrued Income	157
Unrealized Appreciation—Forward Currency Contracts	—
Total Assets	195,470
Liabilities
Due to Broker	150
Payables for Investment Securities Purchased	77
Payables to Vanguard	5
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Forward Currency Contracts	5
Deferred Foreign Capital Gains Taxes	26
Total Liabilities	264
Net Assets	195,206
At February 28, 2026, net assets consisted of:

Paid-in Capital	178,111
Total Distributable Earnings (Loss)	17,095
Net Assets	195,206
Net Assets
Applicable to 2,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	195,206
Net Asset Value Per Share	$88.73
See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Ex-China ETF
Statement of Operations

September 30, 2025[1] to February 28, 2026
($000)
Investment Income
Income
Dividends[2]	505
Interest[3]	26
Total Income	531
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2
Management and Administrative	22
Marketing and Distribution	1
Custodian Fees	108
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Professional Services	10
Other Expenses	—
Total Expenses	145
Expense Reduction—Note C	(119)
Net Expenses	26
Net Investment Income	505
Realized Net Gain (Loss)
Investment Securities Sold[3,4]	(210)
Futures Contracts	217
Forward Currency Contracts	(1)
Foreign Currencies	(70)
Realized Net Gain (Loss)	(64)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3,5]	16,934
Futures Contracts	28
Forward Currency Contracts	(5)
Foreign Currencies	5
Change in Unrealized Appreciation (Depreciation)	16,962
Net Increase (Decrease) in Net Assets Resulting from Operations	17,403
1	Inception.
2	Dividends are net of foreign withholding taxes of $63.
3	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
4	Realized Gain (Loss) is net of foreign capital gains taxes of $6.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $26.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Ex-China ETF
Statement of Changes in Net Assets

September 30, 2025[1] to February 28, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	505
Realized Net Gain (Loss)	(64)
Change in Unrealized Appreciation (Depreciation)	16,962
Net Increase (Decrease) in Net Assets Resulting from Operations	17,403
Distributions
Total Distributions	(308)
Capital Share Transactions
Issued	178,111
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	178,111
Total Increase (Decrease)	195,206
Net Assets
Beginning of Period	—
End of Period	195,206
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Ex-China ETF
Financial Highlights
September 30, 2025[1] to February 28, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.491
Net Realized and Unrealized Gain (Loss) on Investments	13.581
Total from Investment Operations	14.072
Distributions
Dividends from Net Investment Income	(.342)
Distributions from Realized Capital Gains	—
Total Distributions	(.342)
Net Asset Value, End of Period	$88.73
Total Return	18.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195
Ratio of Total Expenses to Average Net Assets	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%
Portfolio Turnover Rate[4]	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.34% of the fund’s average net assets) to maintain a total expense ratio of 0.07%. The fund will not be required to reimburse Vanguard for these amounts.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Ex-China ETF
Notes to Financial Statements
Vanguard Emerging Markets Ex-China ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended February 28, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
22

Emerging Markets Ex-China ETF
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended February 28, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.07%. For the period ended February 28, 2026, the fund’s expenses were reduced by $119,000 (an effective annual rate of 0.34% of the fund’s average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Emerging Markets Ex-China ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,809	171,757	12	189,578
Preferred Stocks	4,050	344	—	4,394
Rights	—	—	—	—
Temporary Cash Investments	961	—	—	961
Total	22,820	172,101	12	194,933

Derivative Financial Instruments
Assets
Futures Contracts[1]	28	—	—	28
Liabilities
Forward Currency Contracts	—	(5)	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	28	—	28
Unrealized Appreciation—Forward Currency Contracts	—	—	—
Total Assets	28	—	28

Unrealized Depreciation—Forward Currency Contracts	—	(5)	(5)
Total Liabilities	—	(5)	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended February 28, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	217	—	217
Forward Currency Contracts	—	(1)	(1)
Realized Net Gain (Loss) on Derivatives	217	(1)	216

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	28	—	28
Forward Currency Contracts	—	(5)	(5)
Change in Unrealized Appreciation (Depreciation) on Derivatives	28	(5)	23
F.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	178,122
Gross Unrealized Appreciation	21,296
Gross Unrealized Depreciation	(4,462)
Net Unrealized Appreciation (Depreciation)	16,834
G.  During the period ended February 28, 2026, the fund purchased $156,972,000 of investment securities and sold $5,415,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $25,664,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
24

Emerging Markets Ex-China ETF
H.  Capital shares issued and redeemed were:
September 30, 2025[1] to February 28, 2026
Shares (000)
Issued	2,200
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	2,200
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0512 042026
25

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Extended Duration Treasury Index Fund

A majority of independent trustees of the board of Vanguard Extended Duration Treasury Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Stock ETF

A majority of independent trustees of the board of Vanguard ESG U.S. Stock ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG International Stock ETF

A majority of independent trustees of the board of Vanguard ESG International Stock ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – ESG U.S. Corporate Bond ETF

A majority of independent trustees of the board of Vanguard ESG U.S. Corporate Bond ETF (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should be approved.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Wellesley Income Fund

A majority of independent trustees of the board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; they also took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. The equity sub-portfolio is focused on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Wellington Fund

A majority of independent trustees of the board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services since its inception in 2017; they also took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.